Registration Nos. 333-04753/811-07639

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

 Post-Effective Amendment No. 42      /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 42        /X/

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering May 1, 2018

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X / On May 1, 2018 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
TPLGX

May 1, 2018

T. Rowe Price Institutional Large-Cap Core Growth Fund
A fund seeking long-term capital growth through investments in stocks of large-cap growth companies.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary
Institutional Large-Cap Core Growth Fund 1
2	More About the Fund

Organization and Management 6

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 8

Investment Policies and Practices 11

Financial Highlights 18

Disclosure of Fund Portfolio Information 19

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 21

Available Share Classes 21

Administrative Fee Payments (F Class) 22

Policies for Opening an Account 23

Pricing of Shares and Transactions 24

General Policies and Requirements 32

Information on Distributions and Taxes 37

Rights Reserved by the Funds 43

SUMMARY

Investment Objective

The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.55%

Other expenses	0.02

Total annual fund operating expenses	0.57

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$58	$183	$318	$714

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41.1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund follows a growth-oriented approach to stock selection and expects to normally invest in stocks of approximately 100 to 130 companies. The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap companies. The fund defines a large-cap company as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest U.S. growth stocks. As of December 31, 2017, the (unweighted) median market capitalization of companies in the Russell 1000 Growth

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Index was approximately $11.8 billion. The market capitalizations of the companies in the fund’s portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below the median market capitalization of companies in the Russell index. The fund may at times invest significantly in certain sectors, such as the information technology sector.

From a broad universe of about 1,000 large-cap stocks, the fund targets companies that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund may at times invest significantly in stocks of technology companies. The fund’s investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook should ultimately reward investors with strong investment performance. Generally, the adviser seeks out companies with strong free cash flow growth, good balance sheets, high returns on capital, and above-average earnings growth and profit margins. The adviser makes an effort to avoid overpaying for a company’s growth prospects by examining a company’s stock valuation relative to its own history, its industry peers, and the overall equity market.

Once stocks are selected for inclusion in the fund’s portfolio, the adviser monitors each company and may build positions carefully over time and scale back positions when the adviser believes valuations have become less compelling. The adviser will eliminate holdings for various reasons, including a loss of faith in management, a change in the adviser’s assessment of a company’s fundamentals, an overextension in share price valuations, or to replace stocks with potentially better investment opportunities.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a

Summary	3

similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

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Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2017

				Inception
	1 Year	5 Years	10 Years	date
Institutional Large-Cap Core Growth Fund				09/30/2003
Returns before taxes	36.50%	18.90%	10.56%
Returns after taxes on distributions	36.05	18.69	10.43
Returns after taxes on distributions
and sale of fund shares	21.03	15.38	8.73

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
	21.83	15.79	8.50
Lipper Large-Cap Growth Funds Index
	31.85	15.90	8.20

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Larry J. Puglia	Chairman of Investment Advisory Committee	2003	1990

Purchase and Sale of Fund Shares

The fund generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for certain types of accounts held through a retirement plan, financial advisor, or other financial intermediary.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail or by telephone
(1-800-638-8790).

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

More About the Fund	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Institutional Equity Funds, Inc. (the “Corporation”) was incorporated in Maryland in 1996. Currently, the Corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

More About the Fund	7

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2017, the Firm had approximately $991 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Larry J. Puglia, Chairman, Jason R. Adams, Ziad Bakri, Peter J. Bates, Eric L. DeVilbiss, Paul D. Greene II, Ryan S. Hedrick, Thomas J. Huber, Vivek Rajeswaran, David L. Rowlett, Robert W. Sharps, Taymour R. Tamaddon, and Rouven J. Wool-Lewis. The following information provides the year that the chairman (the “portfolio manager”) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Puglia has been chairman of the committee since the fund’s inception in 2003. He joined the Firm in 1990 and his investment experience dates from 1989. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.55% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

The expenses shown in the fee table in Section 1 are generally based on a fund’s prior fiscal year. If fund assets decline significantly, the fund’s total annual fund operating expenses may become higher than the numbers shown in the fee table.

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A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

The market frequently rewards growth stocks with price increases when earnings expectations are met or exceeded. A successful implementation of our strategy could lead to long-term growth of capital. By investing in large companies, the fund could be less risky than one focusing on less established or smaller companies while still offering significant appreciation potential.

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing around 80 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor’s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company’s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

The fund generally looks for companies with one or more of the following:

Market positions Large-cap growth companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Management Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. Our analysts will evaluate the depth and breadth of a company’s management experience.

Financial fundamentals Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

More About the Fund	9

The principal risks associated with the fund’s principal investment strategies include the following:

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Growth investing risks Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can help to cushion share prices in a down market. Since many investors buy these stocks for anticipated superior earnings growth, earnings disappointments often result in sharp price declines.

Foreign investing risks Foreign stock holdings may lose value because of, among other things, declining foreign currencies, or adverse political or economic events overseas.

Information technology sector risks The fund may invest significantly in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to any one industry or company. In addition, other risks associated with the additional investment strategies that may be employed by the fund include the following:

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Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contracts’ underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Banking and financial companies risks The fund may invest significantly in banks and other financial services companies. To the extent the fund has significant investments in financial companies, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the banking industry. Banks can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and the cost to borrow, and the rate of debt defaults. Banks and other financial services institutions are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financials sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

More About the Fund	11

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in large-cap companies.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

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Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities, as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible

More About the Fund	13

securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy The fund’s investments in foreign securities are limited to 10% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt instruments of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet fund investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt instrument usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-

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grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy The fund’s investments in noninvestment-grade debt instruments, which could include “junk” bonds and loans, are limited to 10% of its total assets. The fund’s investments in convertible securities are not subject to this limit.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

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Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

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As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market

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securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to

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borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, through short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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Financial Highlights

	Year ended December 31
	2013	2014	2015	2016	2017
Net asset value, beginning of period	$16.35	$23.09	$24.86	$27.56	$27.80
Income From Investment Operations
Net investment incomea	0.03	0.03	0.04	0.07	0.08
Net gains or losses on securities (both realized and unrealized)	6.75	2.11	2.78	0.24	10.07
Total from investment operations	6.78	2.14	2.82	0.31	10.15
Less Distributions
Dividends (from net investment income)	(0.04)	(0.02)	(0.03)	(0.07)	(0.07)
Distributions (from capital gains)	—	(0.35)	(0.09)	—	(0.45)
Returns of capital	—	—	—	—	—
Total distributions	(0.04)	(0.37)	(0.12)	(0.07)	(0.52)
Net asset value, end of period	$23.09	$24.86	$27.56	$27.80	$37.43
Total return	41.44%	9.30%	11.34%	1.12%	36.50%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$947	$1,501	$2,086	$2,322	$3,094
Ratio of expenses to average net assets	0.60%	0.58%	0.57%	0.57%	0.57%
Ratio of net income to average net assets	0.18%	0.12%	0.15%	0.26%	0.23%
Portfolio turnover rate	47.3%	32.8%	32.7%	40.2%	41.1%

a Per share amounts calculated using average shares outstanding method.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption

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“Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

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The following policies and procedures apply to the Institutional Funds within the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus describes the policies and procedures that generally apply to investments in the T. Rowe Price Institutional Funds (except for the T. Rowe Price Institutional Cash Reserves Fund). The T. Rowe Price Institutional Funds may be purchased directly from T. Rowe Price or through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or financial advisor.

AVAILABLE SHARE CLASSES

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). However, the Institutional Floating Rate Fund is also offered in an F Class. Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. While the Institutional Class may be held directly with T. Rowe Price or through a financial intermediary, the F Class is designed to be purchased only through financial advisors and certain financial intermediaries and has a different cost structure due to a shareholder servicing arrangement that applies only to that class.

This section generally describes investing only in the T. Rowe Price Institutional Funds, other than the T. Rowe Price Institutional Cash Reserves Fund, which has unique policies relating to its operation as an institutional money market fund. This section does not describe the policies that apply to other T. Rowe Price Funds. Policies for other T. Rowe Price Funds are described in their respective prospectuses, and all types of funds and available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information.

Institutional Class

The Institutional Class may be purchased directly through T. Rowe Price or through a financial intermediary. The Institutional Class does not make any payments to financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments) and does not make any payments to financial intermediaries for administrative services they provide (commonly referred to as administrative fee payments). However, you may incur brokerage commissions and other charges when buying or selling I Class shares.

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The Institutional Class is designed to be sold only to institutional investors, which include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. The Institutional Class generally requires a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts.

F Class

The F Class must be purchased through a financial intermediary. The F Class does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The F Class is designed to be sold only through financial advisors and certain financial intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries. F Class shares are generally not available to financial intermediaries that would make the fund available to their customers through a mutual fund “supermarket” platform. There is a $2,500 minimum initial investment requirement, but the minimum is waived for certain types of accounts.

ADMINISTRATIVE FEE PAYMENTS (F CLASS)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. The F Class may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the class’ average daily net assets) for transfer agency, recordkeeping, and other administrative services they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. These separate administrative fee payments are reflected in the “Other expenses” line that appears in the fee table in Section 1 with respect to the fund’s F Class.

Some broker-dealers or other financial intermediaries that are eligible to purchase F Class shares of T. Rowe Price Institutional Funds may also be eligible to purchase the Institutional Class. The Institutional Class shares require a much higher initial investment but have lower expenses than F Class shares because the Institutional Class does not participate in the administrative fee payment program. The payment

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of the administrative fee by the F Class creates a potential conflict of interest by influencing the broker-dealer or other financial intermediary to purchase F Class shares instead of Institutional Class shares. If this happens, you will incur higher expenses than if your financial intermediary had purchased Institutional Class shares on your behalf (assuming your financial intermediary would qualify to purchase Institutional Class shares). You should ask your salesperson for more information regarding the eligibility of your financial intermediary to purchase Institutional Class shares.

POLICIES FOR OPENING AN ACCOUNT

If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Institutional investors must provide T. Rowe Price with a valid taxpayer identification number (and valid Social Security numbers for individuals opening the account on behalf of the institution) on a signed new account form or Form W-9. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the investor to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value. Financial intermediaries opening an account in a fund must also enter into a separate agreement with the fund or its agent.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account. When you open an account for an entity, you will be required to provide the entity’s name, U.S. street address (post office boxes are not acceptable), and taxpayer identification number, as well as your name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number as the person opening the account on behalf of the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the entity and person opening the account. An account cannot be opened until all of this information is received. If the identity of the entity or person opening the account on behalf of the entity cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Call Financial Institution Services at 1-800-638-8790 for more information on these requirements.

The Institutional Funds are generally available only to institutional investors with a U.S. address. T. Rowe Price will generally not authorize the transfer of ownership of an account in an Institutional Fund for an institutional investor to an account for a noninstitutional investor. Shares held directly with T. Rowe Price by noninstitutional investors are subject to involuntary redemption at any time, which could result in a taxable gain to the investor.

Opening an Account

Call Financial Institution Services at 1-800-638-8790 for an account number and wire transfer instructions. All initial purchases are typically made by bank wire, but checks or other forms of payment may be accepted in certain cases. In order to obtain an account number, you must supply the name, taxpayer identification number, and business street address for the account. Complete a new account form and mail it, along with proper documentation identifying your firm and any other necessary documentation, to one of the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Although the purchase will be made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive a signed new account form.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated at the close of trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. ET, each day that the NYSE is open for

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business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by a fund.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign

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exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How the Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value. Contact your financial intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The financial intermediary may charge a fee for its services.

Note: There may be times when you are unable to contact us or access your account due to extreme market activity or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or

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closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as dividend reinvestments, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Financial Institution Services.

Purchasing Shares

Purchases may be initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. All initial and subsequent investments are typically made by bank wire, although checks or other forms of payment may be accepted in certain cases. There is no assurance that the share price for a purchase will be the same day a wire was initiated.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks and should be payable to the T. Rowe Price Funds.

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner, and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Investment Minimums

The Institutional Class generally requires a $1 million minimum initial investment and the F Class generally requires a $2,500 minimum initial investment, although the minimums may be waived for financial intermediaries, retirement plans, and certain other institutional investors. In addition, we request that you give us at least three business days’ notice (seven business days’ notice for the Institutional Floating Rate Fund) for any purchase of $5 million or more. There is generally no minimum required for additional purchases.

You should check with your financial advisor, retirement plan, or financial intermediary to determine what minimum applies to your initial and additional investments.

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Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. An exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes.

Redemptions Redemptions are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Please note that certain redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting a Financial Institution Services representative.

If for some reason we cannot accept your request to exchange or redeem shares, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you will need to submit a new redemption request in correct form.

Receiving Redemption Proceeds Unless otherwise indicated, redemption proceeds will be sent via bank wire to the designated bank on file for the account. If a request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. Proceeds sent by bank wire are usually credited to an account the next business day after the sale. Redemption proceeds can be mailed to the account address by check if specifically requested. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Large Redemptions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any in-kind redemptions will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restrictions

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imposed by the issuers. For example, real estate investment trusts often impose ownership restrictions on their equity securities.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that it will take one to two days following the receipt of a redemption request that is in correct form to send redemption proceeds, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail or institutional money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a retail or institutional money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Institutional Funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Africa & Middle East	2%	90 days or less
Institutional Credit Opportunities	2%	90 days or less

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T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Emerging Markets Bond	2%	90 days or less
Institutional Emerging Markets Equity	2%	90 days or less
Institutional Floating Rate	2%	90 days or less
Institutional Frontier Markets Equity	2%	90 days or less
Institutional Global Focused Growth Equity	2%	90 days or less
Institutional Global Growth Equity	2%	90 days or less
Institutional Global Value Equity	2%	90 days or less
Institutional High Yield	2%	90 days or less
Institutional International Bond	2%	90 days or less
Institutional International Concentrated Equity	2%	90 days or less
Institutional International Core Equity	2%	90 days or less
Institutional International Growth Equity	2%	90 days or less

Redemption fees are paid to a fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through a financial intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

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Transactions Not Subject to Redemption Fees The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into

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agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

GENERAL POLICIES AND REQUIREMENTS

You may initiate transactions involving the Institutional Funds by telephone, by mail, or through the National Securities Clearing Corporation. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the person contacting T. Rowe Price and to ensure that the person is authorized to act on behalf of the account. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review the transaction confirmation carefully, and contact Financial Institution Services immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

To place a transaction or make any inquiries regarding the T. Rowe Price Institutional Funds, please call Financial Institution Services at 1-800-638-8790. To mail any information to T. Rowe Price regarding the T. Rowe Price Institutional Funds, please use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: If sending a check for a purchase, your transaction will receive the share price for the business day that the check is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the check is received at the post office box.

If you hold shares of a T. Rowe Price Institutional Fund through a retirement plan or financial intermediary, you must contact your retirement plan or financial intermediary with any inquiries.

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Involuntary Redemptions and Share Class Conversions

Shares held by any investors that no longer meet the definition of an institutional investor or fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption at any time.

For all accounts in Institutional Funds (except for F Class accounts), to help keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

The redemption of your account could result in a taxable gain or loss.

For any F Class accounts that are no longer held through an eligible financial intermediary, we have the right to convert your account to the Institutional Class following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money market funds;

T. Rowe Price	34

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe

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Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy as previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

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Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically contact T. Rowe Price at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you do not want your mailings to be “householded,” please call Financial Institution Services.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A signature guarantee may be required in certain situations, such as:

• Remitting redemption proceeds to any person, address, or bank account not on file or

• Changing the account registration or broker-dealer of record for an account.

Consult Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The F Class

Information About Accounts in T. Rowe Price Funds	37

may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your new account form. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted electronically to your bank account. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

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The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
Stock funds	• Must be a shareholder on the dividend record date. • Declared and paid annually, if any, generally in December.

Shares of bond funds will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

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If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

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T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund dividends for each

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calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

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If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because Institutional Funds may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Information About Accounts in T. Rowe Price Funds	43

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-8790. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-07639	E148-040 5/1/18

PROSPECTUS
TRLGX

May 1, 2018

T. Rowe Price Institutional Large-Cap Growth Fund
A fund seeking long-term capital appreciation through investments in stocks of large-cap growth companies.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary
Institutional Large-Cap Growth Fund 1
2	More About the Fund

Organization and Management 6

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 8

Investment Policies and Practices 11

Financial Highlights 18

Disclosure of Fund Portfolio Information 19

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 21

Available Share Classes 21

Administrative Fee Payments (F Class) 22

Policies for Opening an Account 23

Pricing of Shares and Transactions 24

General Policies and Requirements 32

Information on Distributions and Taxes 37

Rights Reserved by the Funds 43

SUMMARY

Investment Objective

The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.55%

Other expenses	0.01

Total annual fund operating expenses	0.56

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$57	$179	$313	$701

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36.1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies In taking a growth approach to stock selection, the fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of large-cap companies. The fund defines a large-cap company as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest U.S. growth stocks. As of December 31, 2017, the median market capitalization of companies in the Russell 1000 Growth Index was approximately $11.8 billion. The market capitalizations of the companies in the

T. Rowe Price	2

fund’s portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below the median market capitalization of companies in the Russell index. The fund may at times invest significantly in certain sectors, such as the information technology sector.

We generally look for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single issuer and own more of the issuer’s voting securities than is permissible for a “diversified” fund.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Summary	3

Emerging markets risks The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

T. Rowe Price	4

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2017

				Inception
	1 Year	5 Years	10 Years	date
Institutional Large-Cap Growth Fund				10/31/2001
Returns before taxes	37.82%	19.63%	11.60%
Returns after taxes on distributions	35.00	18.34	10.98
Returns after taxes on distributions
and sale of fund shares	23.65	15.79	9.56

Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
	30.21	17.33	10.00
Lipper Large-Cap Growth Funds Index
	31.85	15.90	8.20

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Taymour R. Tamaddon	Chairman of Investment Advisory Committee	2017	2004

Purchase and Sale of Fund Shares

The fund generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for certain types of accounts held through a retirement plan, financial advisor, or other financial intermediary.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail or by telephone
(1-800-638-8790).

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

More About the Fund	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Institutional Equity Funds, Inc. (the “Corporation”) was incorporated in Maryland in 1996. Currently, the Corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

More About the Fund	7

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2017, the Firm had approximately $991 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Taymour R. Tamaddon, Chairman, Greg Dunham, David J. Eiswert, Henry M. Ellenbogen, Joseph B. Fath, Jason Nogueira, Larry J. Puglia, Jeffrey Rottinghaus, David L. Rowlett, Robert W. Sharps, Brian Solomon, and Joshua K. Spencer. The following information provides the year that the chairman (the “portfolio manager”) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Tamaddon has been chairman of the committee since January 1, 2017. He joined the Firm in 2004 and his investment experience dates from 2003. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.55% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

The expenses shown in the fee table in Section 1 are generally based on a fund’s prior fiscal year. If fund assets decline significantly, the fund’s total annual fund operating expenses may become higher than the numbers shown in the fee table.

T. Rowe Price	8

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

The market frequently rewards growth stocks with price increases when earnings expectations are met or exceeded. A successful implementation of our strategy could lead to long-term growth of capital. By investing in large companies, the fund could be less risky than one focusing on less established or smaller companies while still offering significant appreciation potential.

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing around 80 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor’s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company’s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

The fund generally looks for companies with one or more of the following:

An above-average growth rate Superior growth in earnings and cash flow.

Operations in “fertile fields” The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.

Durability of earnings growth A lucrative niche in the economy that enables the company to expand even during times of slow growth. Ideally, profit margins should be widening due to economic factors rather than one-time events such as lower taxes.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

The principal risks associated with the fund’s principal investment strategies include the following:

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

More About the Fund	9

Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Information technology sector risks The fund may invest significantly in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Growth Investing risks Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Nondiversification risks Because the fund is nondiversified and thus can invest more of its assets in a smaller number of issuers, it may be more exposed to the risks associated with an individual issuer than a fund that invests more broadly across many issuers. For example, poor performance by a single large holding of the fund would adversely affect the fund’s performance more than if the fund were invested in a larger number of issuers.

Foreign investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

T. Rowe Price	10

Emerging markets risks The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to any one industry or company. In addition, other risks associated with the additional investment strategies that may be employed by the fund include the following:

Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contracts’ underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Healthcare sector risks The fund may invest significantly in the healthcare sector. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation,

More About the Fund	11

changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in common stocks of large-cap companies.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share

T. Rowe Price	12

price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

Nondiversified Status

The fund is a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer than a diversified fund, which may subject the fund to greater risk with respect to its portfolio securities and greater volatility with respect to its share price.

The fund, however, intends to qualify as a “regulated investment company” under the Internal Revenue Code. As a result, the fund must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer and not more than 10% of the voting securities of any issuer are held by the fund. With respect to the remaining 50% of the fund’s assets, no more than 25% may be invested in a single issuer.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities, as follows:

More About the Fund	13

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging

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markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy The fund’s investments in foreign securities are limited to 10% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

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Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

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Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large

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redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, through short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an

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investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

Financial Highlights

	Year ended December 31
	2013	2014	2015	2016	2017
Net asset value, beginning of period	$18.88	$27.26	$27.48	$28.89	$29.24
Income From Investment Operations
Net investment incomea	0.02	0.02	0.02	0.07	0.08
Net gains or losses on securities (both realized and unrealized)	8.37	2.30	2.75	0.76	11.01
Total from investment operations	8.39	2.32	2.77	0.83	11.09
Less Distributions
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	(0.07)	(0.09)
Distributions (from capital gains)	—	(2.08)	(1.35)	(0.41)	(3.33)
Returns of capital	—	—	—	—	—
Total distributions	(0.01)	(2.10)	(1.36)	(0.48)	(3.42)
Net asset value, end of period	$27.26	$27.48	$28.89	$29.24	$36.91
Total return	44.44%	8.72%	10.08%	2.85%	37.82%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$9,677	$11,653	$13,592	$12,398	$15,812
Ratio of expenses to average net assets	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of net income to average net assets	0.07%	0.06%	0.06%	0.24%	0.24%
Portfolio turnover rate	42.4%	49.9%	39.5%	36.8%	36.1%

a Per share amounts calculated using average shares outstanding method.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the

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funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

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The following policies and procedures apply to the Institutional Funds within the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus describes the policies and procedures that generally apply to investments in the T. Rowe Price Institutional Funds (except for the T. Rowe Price Institutional Cash Reserves Fund). The T. Rowe Price Institutional Funds may be purchased directly from T. Rowe Price or through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or financial advisor.

AVAILABLE SHARE CLASSES

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). However, the Institutional Floating Rate Fund is also offered in an F Class. Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. While the Institutional Class may be held directly with T. Rowe Price or through a financial intermediary, the F Class is designed to be purchased only through financial advisors and certain financial intermediaries and has a different cost structure due to a shareholder servicing arrangement that applies only to that class.

This section generally describes investing only in the T. Rowe Price Institutional Funds, other than the T. Rowe Price Institutional Cash Reserves Fund, which has unique policies relating to its operation as an institutional money market fund. This section does not describe the policies that apply to other T. Rowe Price Funds. Policies for other T. Rowe Price Funds are described in their respective prospectuses, and all types of funds and available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information.

Institutional Class

The Institutional Class may be purchased directly through T. Rowe Price or through a financial intermediary. The Institutional Class does not make any payments to financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments) and does not make any payments to financial intermediaries for administrative services they provide (commonly referred to as administrative fee payments). However, you may incur brokerage commissions and other charges when buying or selling I Class shares.

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The Institutional Class is designed to be sold only to institutional investors, which include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. The Institutional Class generally requires a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts.

F Class

The F Class must be purchased through a financial intermediary. The F Class does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The F Class is designed to be sold only through financial advisors and certain financial intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries. F Class shares are generally not available to financial intermediaries that would make the fund available to their customers through a mutual fund “supermarket” platform. There is a $2,500 minimum initial investment requirement, but the minimum is waived for certain types of accounts.

ADMINISTRATIVE FEE PAYMENTS (F CLASS)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. The F Class may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the class’ average daily net assets) for transfer agency, recordkeeping, and other administrative services they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. These separate administrative fee payments are reflected in the “Other expenses” line that appears in the fee table in Section 1 with respect to the fund’s F Class.

Some broker-dealers or other financial intermediaries that are eligible to purchase F Class shares of T. Rowe Price Institutional Funds may also be eligible to purchase the Institutional Class. The Institutional Class shares require a much higher initial investment but have lower expenses than F Class shares because the Institutional Class does not participate in the administrative fee payment program. The payment

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of the administrative fee by the F Class creates a potential conflict of interest by influencing the broker-dealer or other financial intermediary to purchase F Class shares instead of Institutional Class shares. If this happens, you will incur higher expenses than if your financial intermediary had purchased Institutional Class shares on your behalf (assuming your financial intermediary would qualify to purchase Institutional Class shares). You should ask your salesperson for more information regarding the eligibility of your financial intermediary to purchase Institutional Class shares.

POLICIES FOR OPENING AN ACCOUNT

If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Institutional investors must provide T. Rowe Price with a valid taxpayer identification number (and valid Social Security numbers for individuals opening the account on behalf of the institution) on a signed new account form or Form W-9. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the investor to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value. Financial intermediaries opening an account in a fund must also enter into a separate agreement with the fund or its agent.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account. When you open an account for an entity, you will be required to provide the entity’s name, U.S. street address (post office boxes are not acceptable), and taxpayer identification number, as well as your name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number as the person opening the account on behalf of the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the entity and person opening the account. An account cannot be opened until all of this information is received. If the identity of the entity or person opening the account on behalf of the entity cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Call Financial Institution Services at 1-800-638-8790 for more information on these requirements.

The Institutional Funds are generally available only to institutional investors with a U.S. address. T. Rowe Price will generally not authorize the transfer of ownership of an account in an Institutional Fund for an institutional investor to an account for a noninstitutional investor. Shares held directly with T. Rowe Price by noninstitutional investors are subject to involuntary redemption at any time, which could result in a taxable gain to the investor.

Opening an Account

Call Financial Institution Services at 1-800-638-8790 for an account number and wire transfer instructions. All initial purchases are typically made by bank wire, but checks or other forms of payment may be accepted in certain cases. In order to obtain an account number, you must supply the name, taxpayer identification number, and business street address for the account. Complete a new account form and mail it, along with proper documentation identifying your firm and any other necessary documentation, to one of the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Although the purchase will be made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive a signed new account form.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated at the close of trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. ET, each day that the NYSE is open for

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business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by a fund.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign

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exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How the Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value. Contact your financial intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The financial intermediary may charge a fee for its services.

Note: There may be times when you are unable to contact us or access your account due to extreme market activity or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or

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closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as dividend reinvestments, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Financial Institution Services.

Purchasing Shares

Purchases may be initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. All initial and subsequent investments are typically made by bank wire, although checks or other forms of payment may be accepted in certain cases. There is no assurance that the share price for a purchase will be the same day a wire was initiated.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks and should be payable to the T. Rowe Price Funds.

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner, and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Investment Minimums

The Institutional Class generally requires a $1 million minimum initial investment and the F Class generally requires a $2,500 minimum initial investment, although the minimums may be waived for financial intermediaries, retirement plans, and certain other institutional investors. In addition, we request that you give us at least three business days’ notice (seven business days’ notice for the Institutional Floating Rate Fund) for any purchase of $5 million or more. There is generally no minimum required for additional purchases.

You should check with your financial advisor, retirement plan, or financial intermediary to determine what minimum applies to your initial and additional investments.

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Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. An exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes.

Redemptions Redemptions are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Please note that certain redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting a Financial Institution Services representative.

If for some reason we cannot accept your request to exchange or redeem shares, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you will need to submit a new redemption request in correct form.

Receiving Redemption Proceeds Unless otherwise indicated, redemption proceeds will be sent via bank wire to the designated bank on file for the account. If a request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. Proceeds sent by bank wire are usually credited to an account the next business day after the sale. Redemption proceeds can be mailed to the account address by check if specifically requested. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Large Redemptions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any in-kind redemptions will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restrictions

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imposed by the issuers. For example, real estate investment trusts often impose ownership restrictions on their equity securities.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that it will take one to two days following the receipt of a redemption request that is in correct form to send redemption proceeds, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail or institutional money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a retail or institutional money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Institutional Funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Africa & Middle East	2%	90 days or less
Institutional Credit Opportunities	2%	90 days or less

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T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Emerging Markets Bond	2%	90 days or less
Institutional Emerging Markets Equity	2%	90 days or less
Institutional Floating Rate	2%	90 days or less
Institutional Frontier Markets Equity	2%	90 days or less
Institutional Global Focused Growth Equity	2%	90 days or less
Institutional Global Growth Equity	2%	90 days or less
Institutional Global Value Equity	2%	90 days or less
Institutional High Yield	2%	90 days or less
Institutional International Bond	2%	90 days or less
Institutional International Concentrated Equity	2%	90 days or less
Institutional International Core Equity	2%	90 days or less
Institutional International Growth Equity	2%	90 days or less

Redemption fees are paid to a fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through a financial intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

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Transactions Not Subject to Redemption Fees

The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into

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agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

GENERAL POLICIES AND REQUIREMENTS

You may initiate transactions involving the Institutional Funds by telephone, by mail, or through the National Securities Clearing Corporation. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the person contacting T. Rowe Price and to ensure that the person is authorized to act on behalf of the account. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review the transaction confirmation carefully, and contact Financial Institution Services immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

To place a transaction or make any inquiries regarding the T. Rowe Price Institutional Funds, please call Financial Institution Services at 1-800-638-8790. To mail any information to T. Rowe Price regarding the T. Rowe Price Institutional Funds, please use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: If sending a check for a purchase, your transaction will receive the share price for the business day that the check is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the check is received at the post office box.

If you hold shares of a T. Rowe Price Institutional Fund through a retirement plan or financial intermediary, you must contact your retirement plan or financial intermediary with any inquiries.

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Involuntary Redemptions and Share Class Conversions

Shares held by any investors that no longer meet the definition of an institutional investor or fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption at any time.

For all accounts in Institutional Funds (except for F Class accounts), to help keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

The redemption of your account could result in a taxable gain or loss.

For any F Class accounts that are no longer held through an eligible financial intermediary, we have the right to convert your account to the Institutional Class following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money market funds;

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• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe

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Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy as previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

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Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically contact T. Rowe Price at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you do not want your mailings to be “householded,” please call Financial Institution Services.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A signature guarantee may be required in certain situations, such as:

• Remitting redemption proceeds to any person, address, or bank account not on file or

• Changing the account registration or broker-dealer of record for an account.

Consult Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The F Class

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may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your new account form. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted electronically to your bank account. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

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Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
Stock funds	• Must be a shareholder on the dividend record date. • Declared and paid annually, if any, generally in December.

Shares of bond funds will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

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If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

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T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund dividends for each

Information About Accounts in T. Rowe Price Funds	41

calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

T. Rowe Price	42

If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because Institutional Funds may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Information About Accounts in T. Rowe Price Funds	43

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-8790. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-07639	E139-040 5/1/18

PROSPECTUS
TILCX

May 1, 2018

T. Rowe Price Institutional Large-Cap Value Fund
A fund seeking long-term capital appreciation through investments in stocks of large-cap companies believed to be undervalued.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary
Institutional Large-Cap Value Fund 1
2	More About the Fund

Organization and Management 6

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 8

Investment Policies and Practices 11

Financial Highlights 19

Disclosure of Fund Portfolio Information 20

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 22

Available Share Classes 22

Administrative Fee Payments (F Class) 23

Policies for Opening an Account 24

Pricing of Shares and Transactions 25

General Policies and Requirements 33

Information on Distributions and Taxes 38

Rights Reserved by the Funds 44

SUMMARY

Investment Objective

The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.55%

Other expenses	0.02

Total annual fund operating expenses	0.57

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$58	$183	$318	$714

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30.8% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies In taking a value approach to investment selection, the fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of large-cap companies that the portfolio manager regards as undervalued. The fund defines a large-cap company as having a market capitalization that, at the time of purchase, is either (i) larger than the current median market capitalization of companies in the Russell 1000 Value Index or (ii) larger than the three year average median market capitalization of companies in the index as of December 31 of the three preceding years. The Russell 1000 Value

T. Rowe Price	2

Index is a widely used benchmark of the largest U.S. value stocks. As of December 31, 2017, the median market capitalization for the Russell 1000 Value Index was approximately $9.8 billion. The market capitalizations of the companies in the fund’s portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it owns just because the company’s market capitalization falls below these levels. The fund may also purchase stocks of smaller companies. The fund may at times invest significantly in certain sectors, such as the financials sector.

Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following:

• low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the Russell 1000 Value Index, the company’s peers, or its own historical norm;

• low stock price relative to a company’s underlying asset values;

• companies that may benefit from restructuring activity; and/or

• a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline

Summary	3

due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Market capitalization risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the fund may have a significant portion of its assets invested in securities of companies in the financials sectors. Companies in the financials sector may be adversely impacted by, among other things, regulatory changes, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

T. Rowe Price	4

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Average Annual Total Returns
	Periods ended
	December 31, 2017

				Inception
	1 Year	5 Years	10 Years	date
Institutional Large-Cap Value Fund				03/31/2000
Returns before taxes	16.83%	14.75%	7.93%
Returns after taxes on distributions	15.56	13.74	7.29
Returns after taxes on distributions
and sale of fund shares	10.57	11.74	6.36

Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
	13.66	14.04	7.10
Lipper Large-Cap Value Funds Index
	16.06	13.99	6.86

Summary	5

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Mark S. Finn	Cochairman of Investment Advisory Committee	2010	1998
John D. Linehan	Cochairman of Investment Advisory Committee	2004	1998
Heather K. McPherson	Cochairman of Investment Advisory Committee	2015	2002

Purchase and Sale of Fund Shares

The fund generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for certain types of accounts held through a retirement plan, financial advisor, or other financial intermediary.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail or by telephone
(1-800-638-8790).

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

More About the Fund	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Institutional Equity Funds, Inc. (the “Corporation”) was incorporated in Maryland in 1996. Currently, the Corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

More About the Fund	7

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2017, the Firm had approximately $991 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairmen have day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Mark S. Finn, John D. Linehan, and Heather K. McPherson, Cochairmen, Jason R. Adams, Kennard W. Allen, Ziad Bakri, Ryan S. Hedrick, Nina P. Jones, Shinwoo Kim, Gregory Locraft, Daniel Martino, Gabriel Solomon, Eric L. Veiel, and John M. Williams. The following information provides the year that the chairmen (the “portfolio managers”) first joined the Firm and the chairmen’s specific business experience during the past five years (although the chairmen may have had portfolio management responsibilities for a longer period). Mr. Linehan has been chairman of the committee since 2004, but has been involved in managing the fund since 2000. Mr. Finn became cochairman in 2010 and Ms. McPherson became cochairman of the committee in 2015. Mr. Finn joined the Firm in 1990 and his investment experience dates from 1998. Mr. Linehan joined the Firm in 1998 and his investment experience dates from 1989. Ms. McPherson joined the Firm in 2002 and her investment experience dates from 2000. Messrs. Finn and Linehan have served as portfolio managers with the Firm throughout the past five years. During the past five years, Ms. McPherson has served as an equity research analyst and portfolio manager (beginning in 2015). The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the fund’s shares.

T. Rowe Price	8

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.55% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

The expenses shown in the fee table in Section 1 are generally based on a fund’s prior fiscal year. If fund assets decline significantly, the fund’s total annual fund operating expenses may become higher than the numbers shown in the fee table.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

Generally, careful selection of stocks having value characteristics can, over time, limit the downside risk of a value-oriented portfolio compared with the broad market.

In addition, stocks whose prices are below a company’s intrinsic value may offer the potential for substantial capital appreciation.

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or undervalued, value investors attempt to realize significant appreciation as other investors recognize the stock’s intrinsic value and the price rises accordingly.

Some of the principal measures used to identify such stocks are:

Price/earnings ratio Dividing a stock’s price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E ratio that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

Price/book value ratio Dividing a stock’s price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company’s assets. A ratio below the market, that of its competitors, or its own historical norm could indicate a stock that is undervalued.

Price/sales ratio Dividing the market value of equity, or current market capitalization (number of shares outstanding multiplied by share price), of a company by the company’s total annual sales or revenue generates a price/sales or P/S ratio. It is a tool used to evaluate a stock or compare a company against other similar companies, wherein a lower P/S ratio is considered better. The price/sales ratio is a measurement often used in valuing companies for acquisition.

More About the Fund	9

Dividend yield A stock’s dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock’s own historical norm or that of its peers may suggest an investment opportunity.

A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

Price/cash flow Dividing a stock’s price by the company’s cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or a company’s peers suggests the market may be incorrectly valuing the company’s cash flow for reasons that could be temporary.

Undervalued assets This analysis compares a company’s stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

Restructuring opportunities Many well-established companies experience business challenges that can lead to a temporary decline in their financial performance. These challenges can include a poorly integrated acquisition, difficulties in product manufacturing or distribution, a downturn in a major end market, or an increase in industry capacity that negatively affects pricing. The shares of such companies frequently trade at depressed valuations. These companies can become successful investments if their management is sufficiently skilled and motivated to properly restructure the organization, their financial flexibility is adequate, the underlying value of the business has not been impaired, or their business environment improves or remains healthy.

Numerous situations exist in which a company’s intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company’s stock price could rise. In another example, a company’s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

The principal risks associated with the fund’s principal investment strategies include the following:

T. Rowe Price	10

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Banking and financial companies risks The fund may invest significantly in banks and other financial services companies. To the extent the fund has significant investments in financial companies, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the banking industry. Banks can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and the cost to borrow, and the rate of debt defaults. Banks and other financial services institutions are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financials sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets.

Value investing risks Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock’s underlying value will be recognized by the market and reflected in its price. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign investing risks Foreign stock holdings may lose value because of, among other things, declining foreign currencies, or adverse political or economic events overseas.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to any one industry or company. In addition, other risks associated with the additional investment strategies that may be employed by the fund include the following:

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Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment

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restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in large-cap companies.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

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Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities, as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and

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exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy The fund’s investments in foreign securities are limited to 25% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt instruments of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet fund investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt instrument usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy The fund’s investments in noninvestment-grade debt instruments, which could include “junk” bonds and loans, are limited to 10% of its total assets. The fund’s investments in convertible securities are not subject to this limit.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the

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option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to

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substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks

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associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

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Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, through short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

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Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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Financial Highlights

	Year ended December 31
	2013	2014	2015	2016		2017
Net asset value, beginning of period	$14.20	$18.77	$20.60	$18.78		$20.97
Income From Investment Operations
Net investment incomea	0.27	0.33	0.53	0.47		0.42
Net gains or losses on securities (both realized and unrealized)	4.55	2.12	(1.22)	2.58	b	3.11
Total from investment operations	4.82	2.45	(0.69)	3.05		3.53
Less Distributions
Dividends (from net investment income)	(0.25)	(0.32)	(0.48)	(0.45)		(0.41)
Distributions (from capital gains)	—	(0.30)	(0.65)	(0.41)		(0.71)
Returns of capital	—	—	—	—		—
Total distributions	(0.25)	(0.62)	(1.13)	(0.86)		(1.12)
Net asset value, end of period	$18.77	$20.60	$18.78	$20.97		$23.38
Total return	33.98%	13.13%	(3.32)%	16.20	%b	16.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,572,286	$2,186,127	$2,470,248	$3,218,497		$3,877,282
Ratio of expenses to average net assets	0.58%	0.57%	0.57%	0.57%		0.57%
Ratio of net income to average net assets	1.62%	1.64%	2.64%	2.39%		1.85%
Portfolio turnover rate	10.5%	26.1%	34.1%	26.2%		30.8%

a Per share amounts calculated using average shares outstanding method.

b Includes a voluntary payment from Price Associates, representing $0.04 per share based upon shares outstanding on the date of payment. The payment increased total return by 0.19%.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption

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“Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

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The following policies and procedures apply to the Institutional Funds within the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus describes the policies and procedures that generally apply to investments in the T. Rowe Price Institutional Funds (except for the T. Rowe Price Institutional Cash Reserves Fund). The T. Rowe Price Institutional Funds may be purchased directly from T. Rowe Price or through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or financial advisor.

AVAILABLE SHARE CLASSES

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). However, the Institutional Floating Rate Fund is also offered in an F Class. Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. While the Institutional Class may be held directly with T. Rowe Price or through a financial intermediary, the F Class is designed to be purchased only through financial advisors and certain financial intermediaries and has a different cost structure due to a shareholder servicing arrangement that applies only to that class.

This section generally describes investing only in the T. Rowe Price Institutional Funds, other than the T. Rowe Price Institutional Cash Reserves Fund, which has unique policies relating to its operation as an institutional money market fund. This section does not describe the policies that apply to other T. Rowe Price Funds. Policies for other T. Rowe Price Funds are described in their respective prospectuses, and all types of funds and available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information.

Institutional Class

The Institutional Class may be purchased directly through T. Rowe Price or through a financial intermediary. The Institutional Class does not make any payments to financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments) and does not make any payments to financial intermediaries for administrative services they provide (commonly referred to as administrative fee payments). However, you may incur brokerage commissions and other charges when buying or selling I Class shares.

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The Institutional Class is designed to be sold only to institutional investors, which include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. The Institutional Class generally requires a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts.

F Class

The F Class must be purchased through a financial intermediary. The F Class does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The F Class is designed to be sold only through financial advisors and certain financial intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries. F Class shares are generally not available to financial intermediaries that would make the fund available to their customers through a mutual fund “supermarket” platform. There is a $2,500 minimum initial investment requirement, but the minimum is waived for certain types of accounts.

ADMINISTRATIVE FEE PAYMENTS (F CLASS)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. The F Class may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the class’ average daily net assets) for transfer agency, recordkeeping, and other administrative services they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. These separate administrative fee payments are reflected in the “Other expenses” line that appears in the fee table in Section 1 with respect to the fund’s F Class.

Some broker-dealers or other financial intermediaries that are eligible to purchase F Class shares of T. Rowe Price Institutional Funds may also be eligible to purchase the Institutional Class. The Institutional Class shares require a much higher initial investment but have lower expenses than F Class shares because the Institutional Class does not participate in the administrative fee payment program. The payment

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of the administrative fee by the F Class creates a potential conflict of interest by influencing the broker-dealer or other financial intermediary to purchase F Class shares instead of Institutional Class shares. If this happens, you will incur higher expenses than if your financial intermediary had purchased Institutional Class shares on your behalf (assuming your financial intermediary would qualify to purchase Institutional Class shares). You should ask your salesperson for more information regarding the eligibility of your financial intermediary to purchase Institutional Class shares.

POLICIES FOR OPENING AN ACCOUNT

If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Institutional investors must provide T. Rowe Price with a valid taxpayer identification number (and valid Social Security numbers for individuals opening the account on behalf of the institution) on a signed new account form or Form W-9. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the investor to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value. Financial intermediaries opening an account in a fund must also enter into a separate agreement with the fund or its agent.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account. When you open an account for an entity, you will be required to provide the entity’s name, U.S. street address (post office boxes are not acceptable), and taxpayer identification number, as well as your name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number as the person opening the account on behalf of the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the entity and person opening the account. An account cannot be opened until all of this information is received. If the identity of the entity or person opening the account on behalf of the entity cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Call Financial Institution Services at 1-800-638-8790 for more information on these requirements.

The Institutional Funds are generally available only to institutional investors with a U.S. address. T. Rowe Price will generally not authorize the transfer of ownership of an account in an Institutional Fund for an institutional investor to an account for a noninstitutional investor. Shares held directly with T. Rowe Price by noninstitutional investors are subject to involuntary redemption at any time, which could result in a taxable gain to the investor.

Opening an Account

Call Financial Institution Services at 1-800-638-8790 for an account number and wire transfer instructions. All initial purchases are typically made by bank wire, but checks or other forms of payment may be accepted in certain cases. In order to obtain an account number, you must supply the name, taxpayer identification number, and business street address for the account. Complete a new account form and mail it, along with proper documentation identifying your firm and any other necessary documentation, to one of the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Although the purchase will be made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive a signed new account form.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated at the close of trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. ET, each day that the NYSE is open for

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business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by a fund.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign

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exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How the Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value. Contact your financial intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The financial intermediary may charge a fee for its services.

Note: There may be times when you are unable to contact us or access your account due to extreme market activity or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or

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closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as dividend reinvestments, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Financial Institution Services.

Purchasing Shares

Purchases may be initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. All initial and subsequent investments are typically made by bank wire, although checks or other forms of payment may be accepted in certain cases. There is no assurance that the share price for a purchase will be the same day a wire was initiated.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks and should be payable to the T. Rowe Price Funds.

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner, and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Investment Minimums

The Institutional Class generally requires a $1 million minimum initial investment and the F Class generally requires a $2,500 minimum initial investment, although the minimums may be waived for financial intermediaries, retirement plans, and certain other institutional investors. In addition, we request that you give us at least three business days’ notice (seven business days’ notice for the Institutional Floating Rate Fund) for any purchase of $5 million or more. There is generally no minimum required for additional purchases.

You should check with your financial advisor, retirement plan, or financial intermediary to determine what minimum applies to your initial and additional investments.

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Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. An exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes.

Redemptions Redemptions are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Please note that certain redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting a Financial Institution Services representative.

If for some reason we cannot accept your request to exchange or redeem shares, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you will need to submit a new redemption request in correct form.

Receiving Redemption Proceeds Unless otherwise indicated, redemption proceeds will be sent via bank wire to the designated bank on file for the account. If a request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. Proceeds sent by bank wire are usually credited to an account the next business day after the sale. Redemption proceeds can be mailed to the account address by check if specifically requested. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Large Redemptions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any in-kind redemptions will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restrictions

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imposed by the issuers. For example, real estate investment trusts often impose ownership restrictions on their equity securities.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that it will take one to two days following the receipt of a redemption request that is in correct form to send redemption proceeds, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail or institutional money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a retail or institutional money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Institutional Funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Africa & Middle East	2%	90 days or less
Institutional Credit Opportunities	2%	90 days or less

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T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Emerging Markets Bond	2%	90 days or less
Institutional Emerging Markets Equity	2%	90 days or less
Institutional Floating Rate	2%	90 days or less
Institutional Frontier Markets Equity	2%	90 days or less
Institutional Global Focused Growth Equity	2%	90 days or less
Institutional Global Growth Equity	2%	90 days or less
Institutional Global Value Equity	2%	90 days or less
Institutional High Yield	2%	90 days or less
Institutional International Bond	2%	90 days or less
Institutional International Concentrated Equity	2%	90 days or less
Institutional International Core Equity	2%	90 days or less
Institutional International Growth Equity	2%	90 days or less

Redemption fees are paid to a fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through a financial intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

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Transactions Not Subject to Redemption Fees The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into

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agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

GENERAL POLICIES AND REQUIREMENTS

You may initiate transactions involving the Institutional Funds by telephone, by mail, or through the National Securities Clearing Corporation. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the person contacting T. Rowe Price and to ensure that the person is authorized to act on behalf of the account. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review the transaction confirmation carefully, and contact Financial Institution Services immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

To place a transaction or make any inquiries regarding the T. Rowe Price Institutional Funds, please call Financial Institution Services at 1-800-638-8790. To mail any information to T. Rowe Price regarding the T. Rowe Price Institutional Funds, please use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: If sending a check for a purchase, your transaction will receive the share price for the business day that the check is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the check is received at the post office box.

If you hold shares of a T. Rowe Price Institutional Fund through a retirement plan or financial intermediary, you must contact your retirement plan or financial intermediary with any inquiries.

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Involuntary Redemptions and Share Class Conversions

Shares held by any investors that no longer meet the definition of an institutional investor or fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption at any time.

For all accounts in Institutional Funds (except for F Class accounts), to help keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

The redemption of your account could result in a taxable gain or loss.

For any F Class accounts that are no longer held through an eligible financial intermediary, we have the right to convert your account to the Institutional Class following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money market funds;

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• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe

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Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy as previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

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Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically contact T. Rowe Price at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you do not want your mailings to be “householded,” please call Financial Institution Services.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A signature guarantee may be required in certain situations, such as:

• Remitting redemption proceeds to any person, address, or bank account not on file or

• Changing the account registration or broker-dealer of record for an account.

Consult Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The F Class

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may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your new account form. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted electronically to your bank account. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

Information About Accounts in T. Rowe Price Funds	39

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
Stock funds	• Must be a shareholder on the dividend record date. • Declared and paid annually, if any, generally in December.

Shares of bond funds will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

T. Rowe Price	40

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

Information About Accounts in T. Rowe Price Funds	41

T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund dividends for each

T. Rowe Price	42

calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

Information About Accounts in T. Rowe Price Funds	43

If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because Institutional Funds may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

T. Rowe Price	44

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-8790. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-07639	E130-040 5/1/18

PROSPECTUS
PMEGX

May 1, 2018

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
A fund seeking long-term capital appreciation through investments in stocks of mid-cap companies and a growth approach to stock selection.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary
Institutional Mid-Cap Equity Growth Fund 1
2	More About the Fund

Organization and Management 7

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 9

Investment Policies and Practices 13

Financial Highlights 20

Disclosure of Fund Portfolio Information 21

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 23

Available Share Classes 23

Administrative Fee Payments (F Class) 24

Policies for Opening an Account 25

Pricing of Shares and Transactions 26

General Policies and Requirements 34

Information on Distributions and Taxes 39

Rights Reserved by the Funds 45

SUMMARY

Investment Objective

The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.60%

Other expenses	0.01

Total annual fund operating expenses	0.61

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31.1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. The fund defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. As of December 31, 2017, the market capitalization ranges for the S&P MidCap 400 Index and the Russell Midcap Growth Index were

T. Rowe Price	2

approximately $946 million to $13.1 billion, and $1.2 billion to $36.7 billion, respectively. The market capitalization of the companies in the fund’s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it holds just because the company’s market capitalization grows or falls outside these ranges. The fund may at times invest significantly in certain sectors, such as the information technology sector.

As “growth” investors, T. Rowe Price believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting investments, we generally favor companies with one or more of the following:

• proven products or services;

• a record of above-average earnings growth;

• demonstrated potential to sustain earnings growth;

• connection to an industry experiencing increasing demand; or

• stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline

Summary	3

due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Mid-cap stock risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

T. Rowe Price	4

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2017

				Inception
	1 Year	5 Years	10 Years	date
Institutional Mid-Cap Equity Growth Fund				07/31/1996
Returns before taxes	26.02%	17.73%	11.16%
Returns after taxes on distributions	24.24	16.39	10.39
Returns after taxes on distributions
and sale of fund shares	16.18	14.13	9.09

Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
	25.27	15.30	9.10
Lipper Mid-Cap Growth Funds Index
	25.90	14.31	7.71

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Brian W.H. Berghuis	Chairman of Investment Advisory Committee	1996	1985

Purchase and Sale of Fund Shares

Subject to certain exceptions, the fund is currently closed to new investors and new accounts. Investors who currently hold shares of the fund may continue to purchase additional shares.

The fund generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for certain types of accounts held through a retirement plan, financial advisor, or other financial intermediary.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail or by telephone
(1-800-638-8790).

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or

T. Rowe Price	6

not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

More About the Fund	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Institutional Equity Funds, Inc. (the “Corporation”) was incorporated in Maryland in 1996. Currently, the Corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

T. Rowe Price	8

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2017, the Firm had approximately $991 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Brian W.H. Berghuis, Chairman, Kennard W. Allen, Ziad Bakri, Shawn T. Driscoll, Donald J. Easley, Henry M. Ellenbogen, Joseph B. Fath, Ian C. McDonald, Jason Nogueira, Vivek Rajeswaran, Joshua K. Spencer, John F. Wakeman, and Justin P. White. The following information provides the year that the chairman (the “portfolio manager”) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Berghuis has been chairman of the committee since the fund’s inception in 1996. He joined the Firm in 1985 and his investment experience dates from 1983. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.60% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory

More About the Fund	9

agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

Subject to certain exceptions, the fund is currently closed to new investors and is no longer accepting new accounts.

Purchases are permitted for participants in an employer-sponsored retirement plan where the fund already serves as an investment option. Additional purchases are permitted for an investor who already holds fund shares in an account directly with T. Rowe Price; however, purchases are limited to that account and the investor may not open another account in the fund. Additional purchases are generally permitted if you already hold the fund through a financial intermediary; however, you should check with the financial intermediary to confirm your eligibility to continue purchasing shares of the fund. If permitted by T. Rowe Price, the fund may also be purchased by new investors in intermediary wrap, asset allocation, and other advisory programs when the fund is an existing investment in the intermediary’s program.

The fund’s closure to new investor accounts does not restrict existing shareholders from redeeming shares of the fund. However, any shareholders who redeem all fund shares in their account would not be permitted to re-establish the account and purchase shares until the fund is reopened to new investors. Transferring ownership to another party or changing an account registration may restrict the ability to purchase additional shares.

The fund reserves the right, when in the judgment of T. Rowe Price it is not adverse to the fund’s interests, to permit certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without prior notice.

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the greater risk of investing in mid-cap growth companies in an effort to achieve capital appreciation, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

Mid-cap companies may offer greater potential for capital appreciation than large companies because of their higher growth rates. Since mid-cap stocks are usually less

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actively followed by securities analysts, they could be undervalued by the market, providing opportunities for investors.

Mid-cap companies are often in the earlier phase of their life cycles, but are no longer considered new or emerging. By being more focused in their business activities, these companies may be more responsive and better able to adapt to the changing needs of their markets than larger companies. Mid-cap companies also tend to have greater resources, and therefore generally represent less risk, than small companies. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, they generally have sufficient financial resources and access to capital to finance their growth.

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing around 80 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor’s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company’s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

The principal risks associated with the fund’s principal investment strategies include the following:

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

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Information technology sector risks The fund may invest significantly in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Mid-cap companies risks The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies. In addition, growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of earnings in their own businesses, their stocks may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks for their expected superior earnings growth, earnings disappointments often result in sharp price declines.

Growth investment risks Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Foreign investing risks Foreign stock holdings may lose value because of, among other things, declining foreign currencies, or adverse political or economic events overseas.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to any one industry or company. In addition, other risks associated with the additional investment strategies that may be employed by the fund include the following:

Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.

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The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Healthcare sector risks The fund may invest significantly in the healthcare sector. The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Industrials companies risks Securities of companies in the industrial products, services or equipment industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to market or economic developments.

Since this fund is focused on industrial companies, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. The potential for wide variation in performance reflects the special risks associated with companies in the continually evolving industrials sector. For example, processes, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings

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disappointments and intense worldwide competition for market share can result in sharp price declines.

Companies in the industrials sector can be significantly affected by business cycles and general economic trends; capital spending levels; changes in consumer sentiment and spending; labor relations; fluctuating component and commodity prices; legislation, government regulation, and import controls; insurance costs and mandated expenditures for safety and pollution control; depletion of resources; and liability relating to environmental damage.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in mid-cap growth companies.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities, as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most

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preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

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Operating policy The fund’s investments in foreign securities are limited to 25% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

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Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to

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investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent

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with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

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During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, through short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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Financial Highlights

Year ended December 31
2013	2014	2015	2016	2017
Net asset value, beginning of period	$30.60	$40.67	$43.11	$43.40	$45.94
Income From Investment Operations
Net investment incomea	(0.02)	—	b	0.04	0.07	0.06
Net gains or losses on securities (both realized and unrealized)	11.58	5.53	2.93	2.95	11.91
Total from investment operations	11.56	5.53	2.97	3.02	11.97
Less Distributions
Dividends (from net investment income)	—	—	—	(0.09)	(0.07)
Distributions (from capital gains)	(1.49)	(3.09)	(2.68)	(0.39)	(3.36)
Total distributions	(1.49)	(3.09)	(2.68)	(0.48)	(3.43)
Net asset value, end of period	$40.67	$43.11	$43.40	$45.94	$54.48
Total return	37.89%	13.79%	6.94%	6.94%	26.02%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$4,216	$5,465	$5,123	$5,639	$6,667
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of net income to average net assets	(0.05)%	0.00%	0.08%	0.15%	0.11%
Portfolio turnover rate	34.1%	29.9%	39.6%	35.9%	31.1%

a Per share amounts calculated using average shares outstanding method.

b Amounts round to less than $0.01 per share.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer.

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Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

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The following policies and procedures apply to the Institutional Funds within the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus describes the policies and procedures that generally apply to investments in the T. Rowe Price Institutional Funds (except for the T. Rowe Price Institutional Cash Reserves Fund). The T. Rowe Price Institutional Funds may be purchased directly from T. Rowe Price or through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or financial advisor.

AVAILABLE SHARE CLASSES

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). However, the Institutional Floating Rate Fund is also offered in an F Class. Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. While the Institutional Class may be held directly with T. Rowe Price or through a financial intermediary, the F Class is designed to be purchased only through financial advisors and certain financial intermediaries and has a different cost structure due to a shareholder servicing arrangement that applies only to that class.

This section generally describes investing only in the T. Rowe Price Institutional Funds, other than the T. Rowe Price Institutional Cash Reserves Fund, which has unique policies relating to its operation as an institutional money market fund. This section does not describe the policies that apply to other T. Rowe Price Funds. Policies for other T. Rowe Price Funds are described in their respective prospectuses, and all types of funds and available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information.

Institutional Class

The Institutional Class may be purchased directly through T. Rowe Price or through a financial intermediary. The Institutional Class does not make any payments to financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments) and does not make any payments to financial intermediaries for administrative services they provide (commonly referred to as administrative fee payments). However, you may incur brokerage commissions and other charges when buying or selling I Class shares.

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The Institutional Class is designed to be sold only to institutional investors, which include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. The Institutional Class generally requires a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts.

F Class

The F Class must be purchased through a financial intermediary. The F Class does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The F Class is designed to be sold only through financial advisors and certain financial intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries. F Class shares are generally not available to financial intermediaries that would make the fund available to their customers through a mutual fund “supermarket” platform. There is a $2,500 minimum initial investment requirement, but the minimum is waived for certain types of accounts.

ADMINISTRATIVE FEE PAYMENTS (F CLASS)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. The F Class may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the class’ average daily net assets) for transfer agency, recordkeeping, and other administrative services they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. These separate administrative fee payments are reflected in the “Other expenses” line that appears in the fee table in Section 1 with respect to the fund’s F Class.

Some broker-dealers or other financial intermediaries that are eligible to purchase F Class shares of T. Rowe Price Institutional Funds may also be eligible to purchase the Institutional Class. The Institutional Class shares require a much higher initial investment but have lower expenses than F Class shares because the Institutional Class does not participate in the administrative fee payment program. The payment

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of the administrative fee by the F Class creates a potential conflict of interest by influencing the broker-dealer or other financial intermediary to purchase F Class shares instead of Institutional Class shares. If this happens, you will incur higher expenses than if your financial intermediary had purchased Institutional Class shares on your behalf (assuming your financial intermediary would qualify to purchase Institutional Class shares). You should ask your salesperson for more information regarding the eligibility of your financial intermediary to purchase Institutional Class shares.

POLICIES FOR OPENING AN ACCOUNT

If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Institutional investors must provide T. Rowe Price with a valid taxpayer identification number (and valid Social Security numbers for individuals opening the account on behalf of the institution) on a signed new account form or Form W-9. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the investor to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value. Financial intermediaries opening an account in a fund must also enter into a separate agreement with the fund or its agent.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account. When you open an account for an entity, you will be required to provide the entity’s name, U.S. street address (post office boxes are not acceptable), and taxpayer identification number, as well as your name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number as the person opening the account on behalf of the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the entity and person opening the account. An account cannot be opened until all of this information is received. If the identity of the entity or person opening the account on behalf of the entity cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Call Financial Institution Services at 1-800-638-8790 for more information on these requirements.

The Institutional Funds are generally available only to institutional investors with a U.S. address. T. Rowe Price will generally not authorize the transfer of ownership of an account in an Institutional Fund for an institutional investor to an account for a noninstitutional investor. Shares held directly with T. Rowe Price by noninstitutional investors are subject to involuntary redemption at any time, which could result in a taxable gain to the investor.

Opening an Account

Call Financial Institution Services at 1-800-638-8790 for an account number and wire transfer instructions. All initial purchases are typically made by bank wire, but checks or other forms of payment may be accepted in certain cases. In order to obtain an account number, you must supply the name, taxpayer identification number, and business street address for the account. Complete a new account form and mail it, along with proper documentation identifying your firm and any other necessary documentation, to one of the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Although the purchase will be made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive a signed new account form.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated at the close of trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. ET, each day that the NYSE is open for

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business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by a fund.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign

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exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How the Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value. Contact your financial intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The financial intermediary may charge a fee for its services.

Note: There may be times when you are unable to contact us or access your account due to extreme market activity or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or

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closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as dividend reinvestments, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Financial Institution Services.

Purchasing Shares

Purchases may be initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. All initial and subsequent investments are typically made by bank wire, although checks or other forms of payment may be accepted in certain cases. There is no assurance that the share price for a purchase will be the same day a wire was initiated.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks and should be payable to the T. Rowe Price Funds.

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner, and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Investment Minimums

The Institutional Class generally requires a $1 million minimum initial investment and the F Class generally requires a $2,500 minimum initial investment, although the minimums may be waived for financial intermediaries, retirement plans, and certain other institutional investors. In addition, we request that you give us at least three business days’ notice (seven business days’ notice for the Institutional Floating Rate Fund) for any purchase of $5 million or more. There is generally no minimum required for additional purchases.

You should check with your financial advisor, retirement plan, or financial intermediary to determine what minimum applies to your initial and additional investments.

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Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. An exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes.

Redemptions Redemptions are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Please note that certain redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting a Financial Institution Services representative.

If for some reason we cannot accept your request to exchange or redeem shares, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you will need to submit a new redemption request in correct form.

Receiving Redemption Proceeds Unless otherwise indicated, redemption proceeds will be sent via bank wire to the designated bank on file for the account. If a request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. Proceeds sent by bank wire are usually credited to an account the next business day after the sale. Redemption proceeds can be mailed to the account address by check if specifically requested. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Large Redemptions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any in-kind redemptions will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restrictions

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imposed by the issuers. For example, real estate investment trusts often impose ownership restrictions on their equity securities.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that it will take one to two days following the receipt of a redemption request that is in correct form to send redemption proceeds, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail or institutional money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a retail or institutional money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Institutional Funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Africa & Middle East	2%	90 days or less
Institutional Credit Opportunities	2%	90 days or less

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T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Emerging Markets Bond	2%	90 days or less
Institutional Emerging Markets Equity	2%	90 days or less
Institutional Floating Rate	2%	90 days or less
Institutional Frontier Markets Equity	2%	90 days or less
Institutional Global Focused Growth Equity	2%	90 days or less
Institutional Global Growth Equity	2%	90 days or less
Institutional Global Value Equity	2%	90 days or less
Institutional High Yield	2%	90 days or less
Institutional International Bond	2%	90 days or less
Institutional International Concentrated Equity	2%	90 days or less
Institutional International Core Equity	2%	90 days or less
Institutional International Growth Equity	2%	90 days or less

Redemption fees are paid to a fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through a financial intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

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Transactions Not Subject to Redemption Fees The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into

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agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

GENERAL POLICIES AND REQUIREMENTS

You may initiate transactions involving the Institutional Funds by telephone, by mail, or through the National Securities Clearing Corporation. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the person contacting T. Rowe Price and to ensure that the person is authorized to act on behalf of the account. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review the transaction confirmation carefully, and contact Financial Institution Services immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

To place a transaction or make any inquiries regarding the T. Rowe Price Institutional Funds, please call Financial Institution Services at 1-800-638-8790. To mail any information to T. Rowe Price regarding the T. Rowe Price Institutional Funds, please use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: If sending a check for a purchase, your transaction will receive the share price for the business day that the check is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the check is received at the post office box.

If you hold shares of a T. Rowe Price Institutional Fund through a retirement plan or financial intermediary, you must contact your retirement plan or financial intermediary with any inquiries.

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Involuntary Redemptions and Share Class Conversions

Shares held by any investors that no longer meet the definition of an institutional investor or fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption at any time.

For all accounts in Institutional Funds (except for F Class accounts), to help keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

The redemption of your account could result in a taxable gain or loss.

For any F Class accounts that are no longer held through an eligible financial intermediary, we have the right to convert your account to the Institutional Class following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money market funds;

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• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe

Information About Accounts in T. Rowe Price Funds	37

Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy as previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

T. Rowe Price	38

Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically contact T. Rowe Price at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you do not want your mailings to be “householded,” please call Financial Institution Services.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A signature guarantee may be required in certain situations, such as:

• Remitting redemption proceeds to any person, address, or bank account not on file or

• Changing the account registration or broker-dealer of record for an account.

Consult Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The F Class

Information About Accounts in T. Rowe Price Funds	39

may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your new account form. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted electronically to your bank account. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

T. Rowe Price	40

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
Stock funds	• Must be a shareholder on the dividend record date. • Declared and paid annually, if any, generally in December.

Shares of bond funds will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

Information About Accounts in T. Rowe Price Funds	41

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

T. Rowe Price	42

T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund dividends for each

Information About Accounts in T. Rowe Price Funds	43

calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

T. Rowe Price	44

If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because Institutional Funds may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Information About Accounts in T. Rowe Price Funds	45

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-8790. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-07639	E116-040 5/1/18

PROSPECTUS
TRSSX

May 1, 2018

T. Rowe Price Institutional Small-Cap Stock Fund
A fund seeking long-term capital growth through investments in stocks of small companies.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary
Institutional Small-Cap Stock Fund 1
2	More About the Fund

Organization and Management 7

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 9

Investment Policies and Practices 13

Financial Highlights 21

Disclosure of Fund Portfolio Information 22

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 24

Available Share Classes 24

Administrative Fee Payments (F Class) 25

Policies for Opening an Account 26

Pricing of Shares and Transactions 27

General Policies and Requirements 35

Information on Distributions and Taxes 40

Rights Reserved by the Funds 46

SUMMARY

Investment Objective

The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%

Other expenses	0.01

Total annual fund operating expenses	0.66

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41.6% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks of small companies. The fund defines a small company as one whose market capitalization falls (i) within or below the current range of companies in either the Russell 2000® Index or the S&P SmallCap 600 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Russell 2000 and S&P SmallCap 600 Indices are widely used benchmarks for tracking small-cap stock performance. As of December 31, 2017, the market

T. Rowe Price	2

capitalization ranges for the Russell 2000 Index and the S&P SmallCap 600 Index were approximately $22.7 million to $9.4 billion, and $95.5 million to $24.4 billion, respectively. The market capitalizations of the companies in the fund’s portfolio and the S&P and Russell indexes change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range. The fund may, on occasion, purchase companies with a market capitalization above the ranges. When choosing stocks, we generally look for one or more of the following characteristics:

• capable management;

• attractive business niches;

• pricing flexibility;

• sound financial and accounting practices;

• a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; and

• the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.

Holdings will be widely diversified by industry and issuer, and stock selection may reflect either a growth or value investment approach. For example, we may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Summary	3

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Small-cap stock risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

T. Rowe Price	4

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2017

				Inception
	1 Year	5 Years	10 Years	date
Institutional Small-Cap Stock Fund				03/31/2000
Returns before taxes	15.45%	14.83%	11.39%
Returns after taxes on distributions	13.53	13.48	10.48
Returns after taxes on distributions
and sale of fund shares	9.90	11.67	9.28

Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
	14.65	14.12	8.71
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
	13.23	15.99	10.43
Lipper Small-Cap Core Funds Index
	13.95	13.64	8.69

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Francisco Alonso	Chairman of Investment Advisory Committee	2016	2000

Purchase and Sale of Fund Shares

Subject to certain exceptions, the fund is currently closed to new investors and new accounts. Investors who currently hold shares of the fund may continue to purchase additional shares.

The fund generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for certain types of accounts held through a retirement plan, financial advisor, or other financial intermediary.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail or by telephone
(1-800-638-8790).

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

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Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

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ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Institutional Equity Funds, Inc. (the “Corporation”) was incorporated in Maryland in 1996. Currently, the Corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2017, the Firm had approximately $991 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Francisco Alonso, Chairman, Andrew S. Davis, Christopher T. Fortune, John Hall, Ryan S. Hedrick, Curt J. Organt, Charles G. Pepin, Robert T. Quinn, Alexander P. Roik, Joshua K. Spencer, J. David Wagner, and Rouven J. Wool-Lewis. The following information provides the year that the chairman (the “portfolio manager”) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Alonso has been chairman of the committee since 2016. He joined the Firm in 2000 and his investment experience dates from that time. During the past five years, he has served as an equity research analyst and a portfolio manager (beginning in 2013). The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.65% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory

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agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

Subject to certain exceptions, the fund is currently closed to new investors and is no longer accepting new accounts.

Purchases are permitted for participants in an employer-sponsored retirement plan where the fund already serves as an investment option. Additional purchases are permitted for an investor who already holds fund shares in an account directly with T. Rowe Price; however, purchases are limited to that account and the investor may not open another account in the fund. Additional purchases are generally permitted if you already hold the fund through a financial intermediary; however, you should check with the financial intermediary to confirm your eligibility to continue purchasing shares of the fund. If permitted by T. Rowe Price, the fund may also be purchased by new investors in intermediary wrap, asset allocation, and other advisory programs when the fund is an existing investment in the intermediary’s program.

The fund’s closure to new investor accounts does not restrict existing shareholders from redeeming shares of the fund. However, any shareholders who redeem all fund shares in their account would not be permitted to re-establish the account and purchase shares until the fund is reopened to new investors. Transferring ownership to another party or changing an account registration may restrict the ability to purchase additional shares.

The fund reserves the right, when in the judgment of T. Rowe Price it is not adverse to the fund’s interests, to permit certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without prior notice.

The securities of small- and mid-size companies may be undervalued, providing the potential for significant capital appreciation. Smaller companies may also have faster earnings growth than large, well-established companies, and stock prices typically reflect earnings growth over time. The fund is designed for long-term investors who are willing to accept greater risks in search of substantial long-term rewards.

Stock selection may reflect either a growth or value investment approach.

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing around 80 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor’s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company’s earnings grow faster than both inflation

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and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or undervalued, value investors attempt to realize significant appreciation as other investors recognize the stock’s intrinsic value and the price rises accordingly.

Some of the principal measures used to identify such stocks are:

Price/earnings ratio Dividing a stock’s price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E ratio that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

Price/book value ratio Dividing a stock’s price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company’s assets. A ratio below the market, that of its competitors, or its own historical norm could indicate a stock that is undervalued.

Dividend yield A stock’s dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock’s own historical norm or that of its peers may suggest an investment opportunity.

A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

Price/cash flow Dividing a stock’s price by the company’s cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or a company’s peers suggests the market may be incorrectly valuing the company’s cash flow for reasons that could be temporary.

Undervalued assets This analysis compares a company’s stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

Restructuring opportunities Many well-established companies experience business challenges that can lead to a temporary decline in their financial performance. These challenges can include a poorly integrated acquisition, difficulties in product manufacturing or distribution, a downturn in a major end market, or an increase in industry capacity that negatively affects pricing. The shares of such companies frequently trade at depressed valuations. These companies can become successful investments if their management is sufficiently skilled and motivated to properly restructure the organization, their financial flexibility is adequate, the underlying

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value of the business has not been impaired, or their business environment improves or remains healthy.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

The principal risks associated with the fund’s principal investment strategies include the following:

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Small-cap companies risks Investing in small companies involves greater risk than investing in larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have narrower product lines, more limited financial resources and trading markets, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could help to cushion returns in a falling market.

The stocks of small companies can be illiquid. In such cases, the fund may have difficulty selling holdings or may only be able to sell the holdings at prices substantially less than what the fund believes they are worth.

Growth and value investment risks Because the fund holds stocks with both growth and value characteristics, its share price may be negatively affected by risks impacting either type of investment. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can help to cushion stock prices in a falling market. Stocks with value characteristics carry the risk that the market will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

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Foreign investing risks Foreign stock holdings may lose value because of, among other things, declining foreign currencies, or adverse political or economic events overseas.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to any one industry or company. In addition, other risks associated with the additional investment strategies that may be employed by the fund include the following:

Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Banking and financial companies risks The fund may invest significantly in banks and other financial services companies. To the extent the fund has significant investments in financial companies, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the banking industry. Banks can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and the cost to borrow, and the rate of debt defaults. Banks and other financial services institutions are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, and the amount of capital they must maintain, and limit the amounts

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and types of loans and other financial commitments they can make. In addition, companies in the financials sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets.

Industrials companies risks Securities of companies in the industrial products, services or equipment industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to market or economic developments.

The potential for wide variation in performance reflects the special risks associated with companies in the continually evolving industrials sector. For example, processes, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense worldwide competition for market share can result in sharp price declines.

Companies in the industrials sector can be significantly affected by business cycles and general economic trends; capital spending levels; changes in consumer sentiment and spending; labor relations; fluctuating component and commodity prices; legislation, government regulation, and import controls; insurance costs and mandated expenditures for safety and pollution control; depletion of resources; and liability relating to environmental damage.

Information technology sector risks The fund may invest significantly in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall

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investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring it to normally invest at least 80% of its net assets in stocks of small-cap companies.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

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Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities, as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

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Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy The fund’s investments in foreign securities are limited to 10% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt instruments of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet fund investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt instrument usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

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Operating policy The fund’s investments in noninvestment-grade debt instruments, which could include “junk” bonds and loans, are limited to 10% of its total assets. The fund’s investments in convertible securities are not subject to this limit.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

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Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to

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investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent

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with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

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During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, through short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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Financial Highlights

	Year ended December 31
	2013	2014	2015	2016	2017
Net asset value, beginning of period	$15.10	$20.26	$20.48	$18.54	$21.89
Income From Investment Operations
Net investment incomea	0.02	0.08	0.08	0.08	0.08
Net gains or losses on securities (both realized and unrealized)	5.93	1.39	(0.71)	3.45	3.30
Total from investment operations	5.95	1.47	(0.63)	3.53	3.38
Less Distributions
Dividends (from net investment income)	(0.02)	(0.07)	(0.08)	(0.06)	(0.08)
Distributions (from capital gains)	(0.77)	(1.18)	(1.23)	(0.12)	(1.47)
Returns of capital	—	—	—	—	—
Total distributions	(0.79)	(1.25)	(1.31)	(0.18)	(1.55)
Net asset value, end of period	$20.26	$20.48	$18.54	$21.89	$23.72
Total return	39.56%	7.42%	(3.07)%	19.00%	15.45%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,624	$1,954	$2,163	$3,490	$4,228
Ratio of expenses to average net assets	0.68%	0.67%	0.67%	0.67%	0.66%
Ratio of net income to average net assets	0.12%	0.42%	0.39%	0.40%	0.32%
Portfolio turnover rate	20.1%	34.7%	28.3%	42.2%	41.6%

a Per share amounts calculated using average shares outstanding method.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption

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“Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

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The following policies and procedures apply to the Institutional Funds within the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus describes the policies and procedures that generally apply to investments in the T. Rowe Price Institutional Funds (except for the T. Rowe Price Institutional Cash Reserves Fund). The T. Rowe Price Institutional Funds may be purchased directly from T. Rowe Price or through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or financial advisor.

AVAILABLE SHARE CLASSES

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). However, the Institutional Floating Rate Fund is also offered in an F Class. Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. While the Institutional Class may be held directly with T. Rowe Price or through a financial intermediary, the F Class is designed to be purchased only through financial advisors and certain financial intermediaries and has a different cost structure due to a shareholder servicing arrangement that applies only to that class.

This section generally describes investing only in the T. Rowe Price Institutional Funds, other than the T. Rowe Price Institutional Cash Reserves Fund, which has unique policies relating to its operation as an institutional money market fund. This section does not describe the policies that apply to other T. Rowe Price Funds. Policies for other T. Rowe Price Funds are described in their respective prospectuses, and all types of funds and available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information.

Institutional Class

The Institutional Class may be purchased directly through T. Rowe Price or through a financial intermediary. The Institutional Class does not make any payments to financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments) and does not make any payments to financial intermediaries for administrative services they provide (commonly referred to as administrative fee payments). However, you may incur brokerage commissions and other charges when buying or selling I Class shares.

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The Institutional Class is designed to be sold only to institutional investors, which include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. The Institutional Class generally requires a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts.

F Class

The F Class must be purchased through a financial intermediary. The F Class does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The F Class is designed to be sold only through financial advisors and certain financial intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries. F Class shares are generally not available to financial intermediaries that would make the fund available to their customers through a mutual fund “supermarket” platform. There is a $2,500 minimum initial investment requirement, but the minimum is waived for certain types of accounts.

ADMINISTRATIVE FEE PAYMENTS (F CLASS)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. The F Class may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the class’ average daily net assets) for transfer agency, recordkeeping, and other administrative services they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. These separate administrative fee payments are reflected in the “Other expenses” line that appears in the fee table in Section 1 with respect to the fund’s F Class.

Some broker-dealers or other financial intermediaries that are eligible to purchase F Class shares of T. Rowe Price Institutional Funds may also be eligible to purchase the Institutional Class. The Institutional Class shares require a much higher initial investment but have lower expenses than F Class shares because the Institutional Class does not participate in the administrative fee payment program. The payment

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of the administrative fee by the F Class creates a potential conflict of interest by influencing the broker-dealer or other financial intermediary to purchase F Class shares instead of Institutional Class shares. If this happens, you will incur higher expenses than if your financial intermediary had purchased Institutional Class shares on your behalf (assuming your financial intermediary would qualify to purchase Institutional Class shares). You should ask your salesperson for more information regarding the eligibility of your financial intermediary to purchase Institutional Class shares.

POLICIES FOR OPENING AN ACCOUNT

If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Institutional investors must provide T. Rowe Price with a valid taxpayer identification number (and valid Social Security numbers for individuals opening the account on behalf of the institution) on a signed new account form or Form W-9. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the investor to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value. Financial intermediaries opening an account in a fund must also enter into a separate agreement with the fund or its agent.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account. When you open an account for an entity, you will be required to provide the entity’s name, U.S. street address (post office boxes are not acceptable), and taxpayer identification number, as well as your name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number as the person opening the account on behalf of the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the entity and person opening the account. An account cannot be opened until all of this information is received. If the identity of the entity or person opening the account on behalf of the entity cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Call Financial Institution Services at 1-800-638-8790 for more information on these requirements.

The Institutional Funds are generally available only to institutional investors with a U.S. address. T. Rowe Price will generally not authorize the transfer of ownership of an account in an Institutional Fund for an institutional investor to an account for a noninstitutional investor. Shares held directly with T. Rowe Price by noninstitutional investors are subject to involuntary redemption at any time, which could result in a taxable gain to the investor.

Opening an Account

Call Financial Institution Services at 1-800-638-8790 for an account number and wire transfer instructions. All initial purchases are typically made by bank wire, but checks or other forms of payment may be accepted in certain cases. In order to obtain an account number, you must supply the name, taxpayer identification number, and business street address for the account. Complete a new account form and mail it, along with proper documentation identifying your firm and any other necessary documentation, to one of the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Although the purchase will be made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive a signed new account form.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated at the close of trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. ET, each day that the NYSE is open for

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business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by a fund.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign

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exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How the Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value. Contact your financial intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The financial intermediary may charge a fee for its services.

Note: There may be times when you are unable to contact us or access your account due to extreme market activity or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or

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closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as dividend reinvestments, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Financial Institution Services.

Purchasing Shares

Purchases may be initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. All initial and subsequent investments are typically made by bank wire, although checks or other forms of payment may be accepted in certain cases. There is no assurance that the share price for a purchase will be the same day a wire was initiated.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks and should be payable to the T. Rowe Price Funds.

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner, and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Investment Minimums

The Institutional Class generally requires a $1 million minimum initial investment and the F Class generally requires a $2,500 minimum initial investment, although the minimums may be waived for financial intermediaries, retirement plans, and certain other institutional investors. In addition, we request that you give us at least three business days’ notice (seven business days’ notice for the Institutional Floating Rate Fund) for any purchase of $5 million or more. There is generally no minimum required for additional purchases.

You should check with your financial advisor, retirement plan, or financial intermediary to determine what minimum applies to your initial and additional investments.

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Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. An exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes.

Redemptions Redemptions are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Please note that certain redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting a Financial Institution Services representative.

If for some reason we cannot accept your request to exchange or redeem shares, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you will need to submit a new redemption request in correct form.

Receiving Redemption Proceeds Unless otherwise indicated, redemption proceeds will be sent via bank wire to the designated bank on file for the account. If a request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. Proceeds sent by bank wire are usually credited to an account the next business day after the sale. Redemption proceeds can be mailed to the account address by check if specifically requested. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Large Redemptions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any in-kind redemptions will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restrictions

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imposed by the issuers. For example, real estate investment trusts often impose ownership restrictions on their equity securities.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that it will take one to two days following the receipt of a redemption request that is in correct form to send redemption proceeds, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail or institutional money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a retail or institutional money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Institutional Funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Africa & Middle East	2%	90 days or less
Institutional Credit Opportunities	2%	90 days or less

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T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Emerging Markets Bond	2%	90 days or less
Institutional Emerging Markets Equity	2%	90 days or less
Institutional Floating Rate	2%	90 days or less
Institutional Frontier Markets Equity	2%	90 days or less
Institutional Global Focused Growth Equity	2%	90 days or less
Institutional Global Growth Equity	2%	90 days or less
Institutional Global Value Equity	2%	90 days or less
Institutional High Yield	2%	90 days or less
Institutional International Bond	2%	90 days or less
Institutional International Concentrated Equity	2%	90 days or less
Institutional International Core Equity	2%	90 days or less
Institutional International Growth Equity	2%	90 days or less

Redemption fees are paid to a fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through a financial intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

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Transactions Not Subject to Redemption Fees The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into

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agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

GENERAL POLICIES AND REQUIREMENTS

You may initiate transactions involving the Institutional Funds by telephone, by mail, or through the National Securities Clearing Corporation. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the person contacting T. Rowe Price and to ensure that the person is authorized to act on behalf of the account. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review the transaction confirmation carefully, and contact Financial Institution Services immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

To place a transaction or make any inquiries regarding the T. Rowe Price Institutional Funds, please call Financial Institution Services at 1-800-638-8790. To mail any information to T. Rowe Price regarding the T. Rowe Price Institutional Funds, please use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: If sending a check for a purchase, your transaction will receive the share price for the business day that the check is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the check is received at the post office box.

If you hold shares of a T. Rowe Price Institutional Fund through a retirement plan or financial intermediary, you must contact your retirement plan or financial intermediary with any inquiries.

T. Rowe Price	36

Involuntary Redemptions and Share Class Conversions

Shares held by any investors that no longer meet the definition of an institutional investor or fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption at any time.

For all accounts in Institutional Funds (except for F Class accounts), to help keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

The redemption of your account could result in a taxable gain or loss.

For any F Class accounts that are no longer held through an eligible financial intermediary, we have the right to convert your account to the Institutional Class following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money market funds;

Information About Accounts in T. Rowe Price Funds	37

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe

T. Rowe Price	38

Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy as previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

Information About Accounts in T. Rowe Price Funds	39

Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically contact T. Rowe Price at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you do not want your mailings to be “householded,” please call Financial Institution Services.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A signature guarantee may be required in certain situations, such as:

• Remitting redemption proceeds to any person, address, or bank account not on file or

• Changing the account registration or broker-dealer of record for an account.

Consult Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The F Class

T. Rowe Price	40

may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your new account form. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted electronically to your bank account. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

Information About Accounts in T. Rowe Price Funds	41

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
Stock funds	• Must be a shareholder on the dividend record date. • Declared and paid annually, if any, generally in December.

Shares of bond funds will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

T. Rowe Price	42

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

Information About Accounts in T. Rowe Price Funds	43

T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund dividends for each

T. Rowe Price	44

calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

Information About Accounts in T. Rowe Price Funds	45

If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because Institutional Funds may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-8790. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-07639	E129-040 5/1/18

PROSPECTUS
TRISX

May 1, 2018

T. Rowe Price Institutional U.S. Structured Research Fund
A diversified stock fund seeking long-term capital growth through fundamental research and investments in U.S. common stocks.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary
Institutional U.S. Structured Research Fund 1
2	More About the Fund

Organization and Management 7

More Information About the Fund’s Principal Investment Strategies and Its Principal Risks 9

Investment Policies and Practices 11

Financial Highlights 19

Disclosure of Fund Portfolio Information 20

3	Information About Accounts in T. Rowe Price Funds

Investing with T. Rowe Price 22

Available Share Classes 22

Administrative Fee Payments (F Class) 23

Policies for Opening an Account 24

Pricing of Shares and Transactions 25

General Policies and Requirements 33

Information on Distributions and Taxes 38

Rights Reserved by the Funds 44

SUMMARY

Investment Objective

The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%

Other expenses	0.05

Total annual fund operating expenses	0.55

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$56	$176	$307	$689

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36.4% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The strategy attempts to create a portfolio with similar characteristics to the Standard & Poor’s 500 Stock Index® (S&P 500 Index) with the potential to provide excess returns relative to the Index. The fund uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. The fund, which may be considered an “enhanced index” fund, attempts to outperform the S&P 500 Index by overweighting

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those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. The fund may also purchase stocks that are not in the S&P 500 Index, but at least 80% of the fund’s total assets will normally be invested in stocks that are in the S&P 500 Index at the time of purchase.

A portfolio oversight team is responsible for the overall structure of the fund and for developing rules for portfolio construction. The portfolio oversight team seeks to take advantage of T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise. The equity analysts are directly responsible for selecting stocks and determining the stocks’ weights within their industry-specific portfolios. The analysts actively select stocks from the industries they cover based on fundamental research, which considers various factors such as the quality of a company’s management team and its business franchise, earnings growth potential of a company and its market sector, and valuation. The fund’s portfolio oversight team maintains responsibility for evaluating the performance of the overall portfolio and the analysts’ stock selections, tracking and aligning the fund’s risk characteristics with those of the S&P 500 Index, monitoring the portfolio’s exposures to industries and sectors, managing cash flows into and out of the fund, and ensuring overall compliance by the analysts with the fund’s portfolio construction principles. The portfolio oversight team is responsible for selecting stocks that meet the fund’s investment criteria, but have not yet been assigned to an analyst.

Because the fund is designed to have similar characteristics to the S&P 500 Index, there is expected to be a relatively close correlation between the fund’s performance and the performance of the Index in both rising and falling markets. However, when compared to a fund that follows a strict indexing strategy, there is a much greater chance that the fund’s performance will deviate from the Index (referred to as “tracking error”) and the potential for higher portfolio turnover, which increases the possibility of taxable distributions to shareholders and results in higher transaction costs to the fund.

The fund will generally remain fully invested (less than 5% in cash reserves) and seeks to be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks may also be purchased in keeping with fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The fund may at times invest significantly in certain sectors, such as the information technology sector.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an

Summary	3

extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Market capitalization risks The fund’s focus on large companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents

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only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2017

				Inception
	1 Year	5 Years	10 Years	date
Institutional U.S. Structured Research Fund				10/31/2007
Returns before taxes	23.81%	15.99%	8.77%
Returns after taxes on distributions	20.26	13.52	7.48
Returns after taxes on distributions
and sale of fund shares	16.24	12.48	6.94

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
	21.83	15.79	8.50
Lipper Large-Cap Core Funds Index
	20.90	14.63	7.58

Updated performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Ann M. Holcomb	Cochairman of Investment Advisory Committee	2015	1996
Jason B. Polun	Cochairman of Investment Advisory Committee	2015	2007
Thomas H. Watson	Cochairman of Investment Advisory Committee	2017	2007

Purchase and Sale of Fund Shares

The fund generally requires a $1,000,000 minimum initial investment and there is no minimum for additional purchases, although the initial investment minimum may be waived for certain types of accounts held through a retirement plan, financial advisor, or other financial intermediary.

For investors holding shares of the fund directly with T. Rowe Price, you may purchase, redeem, or exchange fund shares by mail or by telephone
(1-800-638-8790).

If you hold shares through a financial intermediary or retirement plan, you must purchase, redeem, and exchange shares of the fund through your intermediary or retirement plan. You should check with your intermediary or retirement plan to determine the investment minimums that apply to your account.

Tax Information

Any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the fund, whether or

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not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

More About the Fund	2

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Institutional Equity Funds, Inc. (the “Corporation”) was incorporated in Maryland in 1996. Currently, the Corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. The fund series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in the fund. These shares are part of the fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of the fund’s directors, changes in fundamental policies, or approval of material changes to the fund’s investment management agreement. Shareholders of each class have exclusive voting rights on matters affecting only that class.

Does the fund have annual shareholder meetings?

The mutual funds that are sponsored and managed by T. Rowe Price (the “T. Rowe Price Funds”) are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to the funds’ shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the funds will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review the fund’s investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2017, the Firm had approximately $991 billion in assets under management and provided investment management services for more than 8 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairmen have day-to-day responsibility for managing the fund’s portfolio and work with the committee, as well as a portfolio oversight team and a group of T. Rowe Price equity research analysts, in developing and executing the fund’s investment program. The members of the committee are as follows: Ann M. Holcomb, Jason B. Polun, and Thomas H. Watson, Cochairmen, Kennard W. Allen, Peter J. Bates, Donald J. Easley, Joseph B. Fath, Mark S. Finn, Jon  M. Friar, Paul D. Greene II, Ryan S. Hedrick, Jennifer Martin, Jason Nogueira, Jeffrey Rottinghaus, John F. Wakeman, and Justin P. White. The following information provides the year that the chairmen (the “portfolio managers”) first joined the Firm and the chairmen’s specific business experience during the past five years (although the chairmen may have had portfolio management responsibilities for a longer period). Ann M. Holcomb and Jason B. Polun have been cochairmen of the committee since 2015, and Mr. Watson became cochairman along with Ms. Holcomb and Mr. Polun on May 1, 2017. Ms. Holcomb joined the Firm in 1996 and her investment experience dates from 1995. During the past five years, she has served as a portfolio manager and quantitative analyst. Mr. Polun initially joined the Firm in 2003 and rejoined the Firm in 2007, and his investment experience dates from 2003. During the past five years, he has served as Director of Equity Research, North America and a portfolio manager (beginning in 2015). Mr. Watson joined the Firm in 2007 and his investment experience dates from that time. During the past five years, he has served as Director of Equity Research, North America (beginning in 2015), a portfolio manager (beginning in 2017), and prior to that, as an equity research analyst. The members of the fund’s portfolio oversight team are Ms. Holcomb,

More About the Fund	9

Ms. Martin, Mr. Polun, and Mr. Watson. The portfolio oversight team is responsible for, among other things, ensuring adherence to portfolio constraints, monitoring risk controls, and managing the investment of cash flows into and out of the fund. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the fund’s shares.

The Management Fee

The fund pays T. Rowe Price an annual investment management fee of 0.50% based on the fund’s average daily net assets. The fund calculates and accrues the fee daily.

The expenses shown in the fee table in Section 1 are generally based on the fund’s prior fiscal year. If the fund’s assets decline significantly, the fund’s total annual fund operating expenses may become higher than the numbers shown in the fee table.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND ITS PRINCIPAL RISKS

The fund offers the possibility of attractive returns through a disciplined portfolio construction process and emphasis on stock selection by industry-focused analysts. This disciplined approach seeks to add value via stock selection within each industry while maintaining style and sector exposures close to those of the S&P 500 Index.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund.

The principal risks associated with the fund’s principal investment strategies include the following:

Risks of stock investing As with all stock funds, the fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. Also, the fund’s overall investment approach

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could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Growth and value investing risks Because the fund holds stocks with both growth and value characteristics, its share price may be negatively affected by risks impacting either type of investment. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can help to cushion stock prices in a falling market. Stocks with value characteristics carry the risk that the market will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Small- and mid-cap company risks To the extent the fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have more limited product lines, less capital reserves, and less seasoned management, all of which could hinder their efforts to respond to economic, market, and industry changes. In addition, their securities may trade less frequently and with greater price swings.

Foreign investing risks Foreign stock holdings may lose value because of, among other things, declining foreign currencies, or adverse political or economic events overseas. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Information technology sector risks The fund may invest significantly in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating a company’s prospects and limiting exposure to

More About the Fund	11

any one industry or company. In addition, other risks associated with the additional investment strategies that may be employed by the fund include the following:

Additional strategies and risks While most assets will be invested in common stocks, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in futures contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.

The use of futures or other derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section provides a more detailed description of the various types of portfolio holdings and investment practices that may be used by the fund to execute its overall investment program. Some of these holdings are considered to be principal investment strategies of the fund and have already been described earlier in the prospectus. Any of the following holdings and investment practices that were not already described in Section 1 of the prospectus are not considered part of the fund’s principal investment strategies, but they may be used by the fund to help achieve its investment objective. The fund’s investments may be subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change the fund’s investment objective. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval.

The fund’s holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding the fund’s investments in certain types of derivatives. While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, duration, credit quality, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to the fund’s borrowing policy). However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

Changes in the fund’s holdings, the fund’s performance, and the contribution of various investments to the fund’s performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of the fund’s holdings and investment management practices, some of which are also described as part of the fund’s principal investment strategies.

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Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

The fund’s investments are primarily in common stocks and, to a lesser degree, other types of securities, as follows:

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

The fund may invest in debt instruments or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Foreign Securities

The fund may invest in foreign securities. Foreign securities could include non-U.S. dollar-denominated securities traded outside the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and

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exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Operating policy The fund’s investments in foreign securities are limited to 20% of its total assets. Subject to the overall limit on the fund’s investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Debt Instruments

The fund may invest in bonds and debt instruments of any type, including municipal securities, without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. These investments will be made in companies, municipalities, or entities that meet fund investment criteria. Such investments may have a fixed, variable, or floating interest rate. The price of a bond or fixed rate debt insruments usually fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Investments involving below investment-grade issuers or borrowers can be more volatile and have greater risk of default than investment-grade bonds. Certain of these investments may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

Operating policy The fund’s investments in noninvestment-grade debt instruments, which could include “junk” bonds and loans, are limited to 10% of its total assets. The fund’s investments in convertible securities are not subject to this limit.

Futures and Options

Futures are often used to establish exposures or manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset. Call options give the investor the right to purchase (when the investor purchases the

More About the Fund	15

option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the fund’s exposure to certain markets; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, financial indexes, and foreign currencies. The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures and options contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; the potential loss from the use of futures can exceed the fund’s initial investment in such contracts; and the losses from certain options written by the fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of the fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of the fund’s total assets. No more than 5% of the fund’s total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, security, or securities index. Such instruments may or may not bear interest or pay dividends. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy The fund’s investments in hybrid instruments are limited to 10% of its total assets.

Currency Derivatives

A fund that invests in foreign securities may attempt to hedge its exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, the fund may use currency derivatives to

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substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If the fund were to engage in any of these foreign currency transactions, it could serve to protect its foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, the fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce the fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Investments in Other Investment Companies

The fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

The fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

The fund may also invest in certain other T. Rowe Price Funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies.

Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks

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associated with the particular asset class or asset classes in which an underlying fund invests. Examples of asset classes in which other mutual funds (including T. Rowe Price Funds) focus their investments include high yield bonds, inflation-linked securities, floating rate loans, international bonds, emerging market bonds, stocks of companies involved in activities related to real assets, stocks of companies that focus on a particular industry or sector, and emerging market stocks. If the fund invests in another T. Rowe Price Fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some of the fund’s holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, pursuant to Rule 144A under the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially lower than what it believes they are worth.

Operating policy The fund may not purchase an illiquid security if it holds 15% or more of its net assets in illiquid securities.

Types of Investment Management Practices

Reserve Position

A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which does not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

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Borrowing Money and Transferring Assets

The fund may borrow from banks, other persons, and other T. Rowe Price Funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of the fund’s total assets. This limitation includes any borrowings for temporary or emergency purposes, applies at the time of the transaction, and continues to the extent required by the Investment Company Act of 1940.

Operating policy The fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets. The fund will not purchase additional securities when its borrowings exceed 5% of its total assets.

Meeting Redemption Requests

We expect that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund reserves the right to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”), as described under “Large Redemptions.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. In general, any in-kind redemptions will represent a pro-rata distribution of the fund’s securities, subject to certain limited exceptions. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

The fund, along with other T. Rowe Price Funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price Funds to borrow money from and/or lend money to other T. Rowe Price Funds to help the funds meet short-term redemptions and liquidity needs.

During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending, through short-term borrowing arrangements (if available), or by redeeming a large redemption request in-kind.

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Lending of Portfolio Securities

The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of the fund’s total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

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Financial Highlights

	Year Ended December 31
	2013	2014	2015	2016		2017
Net asset value, beginning of period	$9.71	$12.39	$12.64	$11.84		$11.82
Income From Investment Operations
Net investment incomea	0.15	0.16	0.20	0.17	b	0.16	c
Net gains or losses on securities (both realized and unrealized)	3.03	1.34	0.17	1.07		2.66
Total from investment operations	3.18	1.50	0.37	1.24		2.82
Less Distributions
Dividends (from net investment income)	(0.14)	(0.18)	(0.25)	(0.19)		(0.18)
Distributions (from capital gains)	(0.36)	(1.07)	(0.92)	(1.07)		(1.54)
Returns of capital	—	—	—	—		—
Total distributions	(0.50)	(1.25)	(1.17)	(1.26)		(1.72)
Net asset value, end of period	$12.39	$12.64	$11.84	$11.82		$12.92
Total return	32.86%	12.35%	2.94%	10.37	%b	23.81	%c
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$723,839	$753,164	$636,555	$603,013		$636,467
Ratio of expenses to average net assets	0.55%	0.54%	0.54%	0.55	%b	0.55	%c
Ratio of net income to average net assets	1.35%	1.25%	1.57%	1.43	%b	1.24	%c
Portfolio turnover rate	37.1%	47.2%	57.0%	34.0%		36.4%

a Per share amounts calculated using average shares outstanding method.

b Excludes expenses in excess of a 0.55% contractual expense limitation in effect through April 30, 2016.

c Includes expenses repaid (0.00% of average assets) related to its contractual expense limitation.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

The T. Rowe Price Funds’ full portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their full portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The T. Rowe Price Funds also disclose their full portfolio holdings as of their first and third fiscal quarter-ends

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on Form N-Q. Form N-Q is filed with the SEC within 60 days of the period covered, but is not sent to the funds’ shareholders. Under certain conditions, the shareholder reports and Form N-Q may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year. The money market funds also file detailed month-end portfolio holdings information on Form N-MFP with the SEC each month. Form N-MFP, as well as the shareholder reports and Form N-Q, are publicly available immediately upon filing with the SEC.

In addition, most T. Rowe Price Funds disclose their calendar quarter-end full portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. Money market funds also disclose on troweprice.com their month-end full portfolio holdings five business days after each month-end and historical information about the fund’s investments for the previous six months, as of the last business day of the preceding month. This information includes, among other things, the percentage of the fund’s investments in daily and weekly liquid assets, the fund’s weighted average maturity and weighted average life, the fund’s market-based net asset value, and the fund’s net inflows and outflows. The calendar quarter-end portfolio holdings will remain on the website for one year and the month-end money market fund portfolio holdings will remain on the website for six months. In addition, most T. Rowe Price Funds disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information.

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The following policies and procedures apply to the Institutional Funds within the T. Rowe Price Funds.

INVESTING WITH T. ROWE PRICE

This section of the prospectus describes the policies and procedures that generally apply to investments in the T. Rowe Price Institutional Funds (except for the T. Rowe Price Institutional Cash Reserves Fund). The T. Rowe Price Institutional Funds may be purchased directly from T. Rowe Price or through a financial intermediary, such as a bank, broker, retirement plan recordkeeper, or financial advisor.

AVAILABLE SHARE CLASSES

Most of the T. Rowe Price Institutional Funds are available only in a single share class (referred to as the “Institutional Class”). However, the Institutional Floating Rate Fund is also offered in an F Class. Each class of a fund’s shares represents an interest in the same fund with the same investment program and investment policies. While the Institutional Class may be held directly with T. Rowe Price or through a financial intermediary, the F Class is designed to be purchased only through financial advisors and certain financial intermediaries and has a different cost structure due to a shareholder servicing arrangement that applies only to that class.

This section generally describes investing only in the T. Rowe Price Institutional Funds, other than the T. Rowe Price Institutional Cash Reserves Fund, which has unique policies relating to its operation as an institutional money market fund. This section does not describe the policies that apply to other T. Rowe Price Funds. Policies for other T. Rowe Price Funds are described in their respective prospectuses, and all types of funds and available share classes for the T. Rowe Price Funds are described more fully in the funds’ Statement of Additional Information.

Institutional Class

The Institutional Class may be purchased directly through T. Rowe Price or through a financial intermediary. The Institutional Class does not make any payments to financial intermediaries for distribution of the fund’s shares (commonly referred to as 12b-1 fee payments) and does not make any payments to financial intermediaries for administrative services they provide (commonly referred to as administrative fee payments). However, you may incur brokerage commissions and other charges when buying or selling I Class shares.

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The Institutional Class is designed to be sold only to institutional investors, which include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans. The Institutional Class generally requires a $1 million initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts.

F Class

The F Class must be purchased through a financial intermediary. The F Class does not make any 12b-1 fee payments to financial intermediaries but may make administrative fee payments at an annual rate of up to 0.15% of the class’ average daily net assets.

The F Class is designed to be sold only through financial advisors and certain financial intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries. F Class shares are generally not available to financial intermediaries that would make the fund available to their customers through a mutual fund “supermarket” platform. There is a $2,500 minimum initial investment requirement, but the minimum is waived for certain types of accounts.

ADMINISTRATIVE FEE PAYMENTS (F CLASS)

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by the funds’ transfer agent. The F Class may make administrative fee payments to retirement plan recordkeepers, broker-dealers, and other financial intermediaries (at an annual rate of up to 0.15% of the class’ average daily net assets) for transfer agency, recordkeeping, and other administrative services they provide on behalf of the funds. These administrative services may include maintaining account records for each customer; transmitting purchase and redemption orders; delivering shareholder confirmations, statements, and tax forms; and providing support to respond to customers’ questions regarding their accounts. These separate administrative fee payments are reflected in the “Other expenses” line that appears in the fee table in Section 1 with respect to the fund’s F Class.

Some broker-dealers or other financial intermediaries that are eligible to purchase F Class shares of T. Rowe Price Institutional Funds may also be eligible to purchase the Institutional Class. The Institutional Class shares require a much higher initial investment but have lower expenses than F Class shares because the Institutional Class does not participate in the administrative fee payment program. The payment

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of the administrative fee by the F Class creates a potential conflict of interest by influencing the broker-dealer or other financial intermediary to purchase F Class shares instead of Institutional Class shares. If this happens, you will incur higher expenses than if your financial intermediary had purchased Institutional Class shares on your behalf (assuming your financial intermediary would qualify to purchase Institutional Class shares). You should ask your salesperson for more information regarding the eligibility of your financial intermediary to purchase Institutional Class shares.

POLICIES FOR OPENING AN ACCOUNT

If you are opening an account through an employer-sponsored retirement plan or other financial intermediary, you should contact the retirement plan or financial intermediary for information regarding its policies on opening an account, including the policies relating to purchasing, exchanging, and redeeming shares, and the applicable initial and subsequent investment minimums.

Tax Identification Number

Institutional investors must provide T. Rowe Price with a valid taxpayer identification number (and valid Social Security numbers for individuals opening the account on behalf of the institution) on a signed new account form or Form W-9. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the investor to an Internal Revenue Service fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund’s then-current net asset value. Financial intermediaries opening an account in a fund must also enter into a separate agreement with the fund or its agent.

Important Information Required to Open a New Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the account owner and any other person who opens the account, but also for any person who has authority to act on behalf of the account. When you open an account for an entity, you will be required to provide the entity’s name, U.S. street address (post office boxes are not acceptable), and taxpayer identification number, as well as your name, U.S. street address (post office boxes are not acceptable), date of birth, and Social Security number as the person opening the account on behalf of the entity. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney, to open an account.

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T. Rowe Price will use this information to verify the identity of the entity and person opening the account. An account cannot be opened until all of this information is received. If the identity of the entity or person opening the account on behalf of the entity cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See “Rights Reserved by the Funds” later in this section.)

Call Financial Institution Services at 1-800-638-8790 for more information on these requirements.

The Institutional Funds are generally available only to institutional investors with a U.S. address. T. Rowe Price will generally not authorize the transfer of ownership of an account in an Institutional Fund for an institutional investor to an account for a noninstitutional investor. Shares held directly with T. Rowe Price by noninstitutional investors are subject to involuntary redemption at any time, which could result in a taxable gain to the investor.

Opening an Account

Call Financial Institution Services at 1-800-638-8790 for an account number and wire transfer instructions. All initial purchases are typically made by bank wire, but checks or other forms of payment may be accepted in certain cases. In order to obtain an account number, you must supply the name, taxpayer identification number, and business street address for the account. Complete a new account form and mail it, along with proper documentation identifying your firm and any other necessary documentation, to one of the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: Although the purchase will be made, services may not be established and an Internal Revenue Service penalty withholding may occur until we receive a signed new account form.

PRICING OF SHARES AND TRANSACTIONS

How and When Shares Are Priced

The trade date for your transaction request depends on the day and time that T. Rowe Price receives your request and will normally be executed using the next share price calculated after your order is received in correct form by T. Rowe Price or its agent (or by your financial intermediary if it has the authority to accept transaction orders on behalf of the fund). The share price, also called the net asset value, for each share class of a fund is calculated at the close of trading on the New York Stock Exchange (NYSE), which is normally 4 p.m. ET, each day that the NYSE is open for

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business. Net asset values are not calculated for the funds on days when the NYSE is scheduled to be closed for trading (for example, weekends and certain U.S. national holidays). If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would typically be open for business, or if the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

To calculate the net asset value, a fund’s assets are valued and totaled, liabilities are subtracted, and each class’ proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds and certain short-term debt securities held by a fund.

The funds use various pricing services to provide closing market prices, as well as information used to adjust those prices and to value most fixed income securities. A fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the following circumstances. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

A fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. For a fund that has investments in securities that are primarily listed on foreign

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exchanges which trade on weekends or other days when the fund does not price its shares, the fund’s net asset value may change on days when shareholders will not be able to purchase or redeem the fund’s shares. If an event occurs that affects the value of a security after the close of the market, such as a default of a commercial paper issuer or a significant move in short-term interest rates, a fund may make a price adjustment depending on the nature and significance of the event. The funds also evaluate a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

How the Trade Date Is Determined

If you invest directly with T. Rowe Price and your request to purchase, sell, or exchange shares is received by T. Rowe Price or its agent in correct form by the close of the NYSE (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price or its agent in correct form after the close of the NYSE, your transaction will be priced at the next business day’s net asset value unless the fund has an agreement with your financial intermediary for orders to be priced at the net asset value next computed after receipt by the financial intermediary.

The funds have authorized certain financial intermediaries or their designees to accept orders to buy or sell fund shares on their behalf. When authorized financial intermediaries receive an order in correct form, the order is considered as being placed with the fund and shares will be bought or sold at the net asset value next calculated after the order is received by the authorized financial intermediary. The financial intermediary must transmit the order to T. Rowe Price and pay for such shares in accordance with the agreement with T. Rowe Price, or the order may be canceled and the financial intermediary could be held liable for the losses. If the fund does not have such an agreement in place with your financial intermediary, T. Rowe Price or its agent must receive the request in correct form from your financial intermediary by the close of the NYSE in order for your transaction to be priced at that business day’s net asset value. Contact your financial intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The financial intermediary may charge a fee for its services.

Note: There may be times when you are unable to contact us or access your account due to extreme market activity or other circumstances. Should this occur, your order must still be placed and received in correct form by T. Rowe Price (or by the financial intermediary in accordance with its agreement with T. Rowe Price) prior to the time the NYSE closes to be priced at that business day’s net asset value. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. The funds reserve the right to not treat an unscheduled intraday disruption or

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closure in NYSE trading as a closure of the NYSE and still accept transactions and calculate their net asset value as of 4 p.m. ET.

Transaction Confirmations

T. Rowe Price sends immediate confirmations for most of your fund transactions. However, certain transactions, such as dividend reinvestments, do not receive an immediate transaction confirmation but are reported on your account statement. Please review transaction confirmations and account statements as soon as you receive them and promptly report any discrepancies to Financial Institution Services.

Purchasing Shares

Purchases may be initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. All initial and subsequent investments are typically made by bank wire, although checks or other forms of payment may be accepted in certain cases. There is no assurance that the share price for a purchase will be the same day a wire was initiated.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions. However, when authorized by the fund, certain institutions, financial intermediaries, or retirement plans purchasing fund shares directly with T. Rowe Price may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The institution, financial intermediary, or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks and should be payable to the T. Rowe Price Funds.

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner, and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

Investment Minimums

The Institutional Class generally requires a $1 million minimum initial investment and the F Class generally requires a $2,500 minimum initial investment, although the minimums may be waived for financial intermediaries, retirement plans, and certain other institutional investors. In addition, we request that you give us at least three business days’ notice (seven business days’ notice for the Institutional Floating Rate Fund) for any purchase of $5 million or more. There is generally no minimum required for additional purchases.

You should check with your financial advisor, retirement plan, or financial intermediary to determine what minimum applies to your initial and additional investments.

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Exchanging and Redeeming Shares

Certain T. Rowe Price Funds assess a fee on redemptions of shares (including exchanges out of a fund) that are not held for a specified period of time. Please refer to “Contingent Redemption Fee” later in this section.

Exchanges You can move money from one account to an existing, identically registered account or open a new identically registered account. An exchange from one fund to another will be reported to the Internal Revenue Service as a sale for tax purposes.

Redemptions Redemptions are typically initiated through the National Securities Clearing Corporation or by calling Financial Institution Services. Please note that certain redemption requests initiated through the National Securities Clearing Corporation may be rejected, and in such instances, the transaction must be placed by contacting a Financial Institution Services representative.

If for some reason we cannot accept your request to exchange or redeem shares, we will attempt to contact you.

If you request to redeem a specific dollar amount and the market value of your account is less than the amount of your request and we are unable to contact you, your redemption will not be processed and you will need to submit a new redemption request in correct form.

Receiving Redemption Proceeds Unless otherwise indicated, redemption proceeds will be sent via bank wire to the designated bank on file for the account. If a request is received in correct form by T. Rowe Price or its agent on a business day prior to the close of the NYSE, proceeds are usually sent on the next business day. Proceeds sent by bank wire are usually credited to an account the next business day after the sale. Redemption proceeds can be mailed to the account address by check if specifically requested. Normally, the fund transmits proceeds to financial intermediaries for redemption orders received in correct form on either the next business day or second business day after receipt of the order, depending on the arrangement with the financial intermediary. You must contact your financial intermediary about procedures for receiving your redemption proceeds.

Large Redemptions Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to redeem in kind. In general, any in-kind redemptions will represent a pro-rata distribution of a fund’s securities, subject to certain limited exceptions. The redeeming shareholder will be responsible for disposing of the securities, and the shareholder will be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred. If you continue to hold the securities, you may be subject to any ownership restrictions

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imposed by the issuers. For example, real estate investment trusts often impose ownership restrictions on their equity securities.

Delays in Sending Redemption Proceeds

The T. Rowe Price Funds typically expect that it will take one to two days following the receipt of a redemption request that is in correct form to send redemption proceeds, regardless of the method the fund uses to make such payment (e.g., check, wire, or Automated Clearing House transfer). Checks are typically mailed on the business day after the redemption, proceeds sent by wire are typically credited to your financial institution the next business day after the redemption, and proceeds sent by Automated Clearing House are typically credited to your financial institution on the second business day after the redemption. However, under certain circumstances, and when deemed to be in a fund’s best interests, proceeds may not be sent for up to seven calendar days after receipt of a valid redemption order (for example, during periods of deteriorating or stressed market conditions, or during extraordinary or emergency circumstances).

In addition, if shares are sold that were just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or Automated Clearing House transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned and marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through payroll deduction.)

The Board of a retail or institutional money market fund may impose a redemption gate and elect to temporarily suspend redemptions for up to 10 business days in a 90-day period if the fund’s weekly liquid assets fall below 30% of its total assets and the fund’s Board determines that imposing a redemption gate is in the fund’s best interests. In addition, under certain limited circumstances, the Board of a retail or institutional money market fund may elect to permanently suspend redemptions in order to facilitate an orderly liquidation of the fund (subject to any additional liquidation requirements).

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, all share classes of the T. Rowe Price Institutional Funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Africa & Middle East	2%	90 days or less
Institutional Credit Opportunities	2%	90 days or less

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T. Rowe Price Institutional Funds With Redemption Fees
Fund	Redemption fee	Holding period
Institutional Emerging Markets Bond	2%	90 days or less
Institutional Emerging Markets Equity	2%	90 days or less
Institutional Floating Rate	2%	90 days or less
Institutional Frontier Markets Equity	2%	90 days or less
Institutional Global Focused Growth Equity	2%	90 days or less
Institutional Global Growth Equity	2%	90 days or less
Institutional Global Value Equity	2%	90 days or less
Institutional High Yield	2%	90 days or less
Institutional International Bond	2%	90 days or less
Institutional International Concentrated Equity	2%	90 days or less
Institutional International Core Equity	2%	90 days or less
Institutional International Growth Equity	2%	90 days or less

Redemption fees are paid to a fund (and not to T. Rowe Price) to deter short-term trading, offset costs, and help protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price Fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price Fund, through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through a financial intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Computation of Holding Period When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through a financial intermediary, consult your financial intermediary to determine how the holding period will be applied.

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Transactions Not Subject to Redemption Fees The T. Rowe Price Funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following transactions in T. Rowe Price Funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price Funds purchased by another T. Rowe Price Fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price Fund are still subject to the policy);

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a financial intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter or other approved time period, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

Redemption Fees on Shares Held in Retirement Plans If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by a participant-directed exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts If your shares are held through a financial intermediary in an omnibus account, T. Rowe Price relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to enter into

Information About Accounts in T. Rowe Price Funds	33

agreements with financial intermediaries establishing omnibus accounts that require the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all financial intermediaries or that the intermediaries will properly assess the fees.

Certain financial intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain financial intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through a financial intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

GENERAL POLICIES AND REQUIREMENTS

You may initiate transactions involving the Institutional Funds by telephone, by mail, or through the National Securities Clearing Corporation. The T. Rowe Price Funds and their agents use reasonable procedures to verify the identity of the person contacting T. Rowe Price and to ensure that the person is authorized to act on behalf of the account. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. Please review the transaction confirmation carefully, and contact Financial Institution Services immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

To place a transaction or make any inquiries regarding the T. Rowe Price Institutional Funds, please call Financial Institution Services at 1-800-638-8790. To mail any information to T. Rowe Price regarding the T. Rowe Price Institutional Funds, please use the following addresses:

via U.S. Mail T. Rowe Price Financial Institution Services P.O. Box 17300 Baltimore, MD 21297-1603	via private carriers/overnight services T. Rowe Price Financial Institution Services Mail Code: OM-4232 4515 Painters Mill Road Owings Mills, MD 21117-4842

Note: If sending a check for a purchase, your transaction will receive the share price for the business day that the check is received by T. Rowe Price or its agent prior to the close of the NYSE (normally 4 p.m. ET), which could differ from the day that the check is received at the post office box.

If you hold shares of a T. Rowe Price Institutional Fund through a retirement plan or financial intermediary, you must contact your retirement plan or financial intermediary with any inquiries.

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Involuntary Redemptions and Share Class Conversions

Shares held by any investors that no longer meet the definition of an institutional investor or fail to meet or maintain their account(s) at the investment minimum are subject to involuntary redemption at any time.

For all accounts in Institutional Funds (except for F Class accounts), to help keep operating expenses lower, we ask that you maintain an account balance of at least $1 million. If your investment falls below $1 million (even if due to market depreciation), we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance.

The redemption of your account could result in a taxable gain or loss.

For any F Class accounts that are no longer held through an eligible financial intermediary, we have the right to convert your account to the Institutional Class following notice to the financial intermediary or shareholder.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading and other costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of the T. Rowe Price Funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

Subject to certain exceptions, each T. Rowe Price Fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the funds’ excessive and short-term trading policy:

• Shares purchased or redeemed in money market funds and ultra short-term bond funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money market funds;

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• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Certain transactions in defined benefit and nonqualified plans, subject to prior approval by T. Rowe Price;

• Shares converted from one share class to another share class in the same fund;

• Shares of T. Rowe Price Funds that are purchased by another T. Rowe Price Fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price Fund are still subject to the policy); and

• Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund as approved by T. Rowe Price.

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct a financial intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price Funds for a period longer than 30 calendar days, or permanently.

Financial Intermediary Accounts If you invest in T. Rowe Price Funds through a financial intermediary, you should review the financial intermediary’s materials carefully or consult with the financial intermediary directly to determine the trading policy that will apply to your trades in the funds as well as any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through a financial intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Financial intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When financial intermediaries establish omnibus accounts in the T. Rowe

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Price Funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the financial intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects such trading activity, T. Rowe Price may contact the financial intermediary to request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable) pursuant to a written agreement that T. Rowe Price has entered into with each financial intermediary. Any nonpublic personal information provided to the fund (for example, a shareholder’s taxpayer identification number or transaction records) is subject to the fund’s privacy policy. If T. Rowe Price believes that excessive or short-term trading has occurred and there is no exception for such trades under the funds’ Excessive and Short-Term Trading Policy as previously described, it will instruct the financial intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. Each financial intermediary has agreed to execute such instructions pursuant to a written agreement. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on financial intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow a financial intermediary or other third party to maintain restrictions on trading in the T. Rowe Price Funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price Funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price Funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

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Unclaimed Accounts and Uncashed Checks

If your account has no activity for a certain period of time and/or mail sent to you from T. Rowe Price (or your financial intermediary) is returned by the post office, T. Rowe Price (or your financial intermediary) may be required to transfer your account and any assets related to uncashed checks to the appropriate state under its abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically contact T. Rowe Price at least once every two years.

Delivery of Shareholder Documents

If two or more accounts own the same fund, share the same address, and T. Rowe Price reasonably believes that the two accounts are part of the same institution, we may economize on fund expenses by mailing only one shareholder report and prospectus for the fund. If you do not want your mailings to be “householded,” please call Financial Institution Services.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price Funds from fraud by verifying your signature.

A signature guarantee may be required in certain situations, such as:

• Remitting redemption proceeds to any person, address, or bank account not on file or

• Changing the account registration or broker-dealer of record for an account.

Consult Financial Institution Services for specific requirements.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from certain banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Fund Operations and Shareholder Services

T. Rowe Price and The Bank of New York Mellon, subject to the oversight of T. Rowe Price, each provide certain accounting services to the T. Rowe Price Funds. T. Rowe Price Services, Inc., acts as the transfer agent and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The F Class

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may also pay financial intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in a fund’s financial statements and, except for funds that have an all-inclusive management fee, are also reflected in the “Other expenses” line that appears in a fund’s fee table in Section 1.

INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your new account form. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

Distributions not reinvested are paid by check or transmitted electronically to your bank account. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in additional shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

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The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
Stock funds	• Must be a shareholder on the dividend record date. • Declared and paid annually, if any, generally in December.

Shares of bond funds will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your bond fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and redeem your shares through a financial intermediary, consult your financial intermediary to determine when your shares begin and stop accruing dividends as the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is generally paid the following year. A fund may have to make additional capital gain distributions, if necessary, to comply with the applicable tax law.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

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If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international stock or bond funds is expected to qualify for this deduction.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

All or a portion of the loss realized from a sale or exchange of your fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold or exchanged within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

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T. Rowe Price (or your financial intermediary) will make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. For mutual fund shares acquired prior to 2012 in most accounts established or opened by exchange in 1984 or later, our Form 1099-B will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. This information on average cost and gain or loss from sale is not reported to the Internal Revenue Service. For these mutual fund shares acquired prior to 2012, you may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, federal income tax regulations require us to report the cost basis information on Form 1099-B using a cost basis method selected by the shareholder in compliance with such regulations or, in the absence of such selected method, our default method if you acquire your shares directly from T. Rowe Price. Our default method is average cost. For any fund shares acquired through a financial intermediary after 2011, you should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. T. Rowe Price and financial intermediaries are not required to issue a Form 1099-B to report sales of money market fund shares.

To help you maintain accurate records, T. Rowe Price will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year. If you hold your fund through a financial intermediary, the financial intermediary is responsible for providing you with transaction confirmations and statements.

Taxes on Fund Distributions

T. Rowe Price (or your financial intermediary) will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Dividends from tax-free funds are generally expected to be tax-exempt for federal income tax purposes. Your bond fund dividends for each

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calendar year will include dividends accrued up to the first business day of the next calendar year. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign instruments, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt instruments are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

A fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as real estate investment trusts (REITs), and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

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If you are subject to backup withholding, we will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if we are notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or our records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because Institutional Funds may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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RIGHTS RESERVED BY THE FUNDS

T. Rowe Price Funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in correct form, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money market funds, to suspend redemptions to facilitate an orderly liquidation.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-8790. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-07639	E169-040 5/1/18

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information (“SAI”) for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the mutual funds sponsored and managed by T. Rowe Price Associates, Inc. (“Price Funds”).

The date of this Statement of Additional Information is May 1, 2018.

T. ROWE PRICE BALANCED FUND, INC.
T. Rowe Price Balanced Fund	RPBAX
T. Rowe Price Balanced Fund—I Class	RBAIX
T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. Rowe Price Blue Chip Growth Fund	TRBCX
T. Rowe Price Blue Chip Growth Fund—Advisor Class	PABGX
T. Rowe Price Blue Chip Growth Fund—I Class	TBCIX
T. Rowe Price Blue Chip Growth Fund—R Class	RRBGX
T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.
T. Rowe Price Capital Appreciation Fund	PRWCX
T. Rowe Price Capital Appreciation Fund—Advisor Class	PACLX
T. Rowe Price Capital Appreciation Fund—I Class	TRAIX
T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.
T. Rowe Price Capital Appreciation & Income Fund	TCAPX
T. Rowe Price Capital Appreciation & Income Fund—Advisor Class	TCAMX
T. Rowe Price Capital Appreciation & Income Fund—I Class	TCIFX
T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
T. Rowe Price Capital Opportunity Fund	PRCOX
T. Rowe Price Capital Opportunity Fund—Advisor Class	PACOX
T. Rowe Price Capital Opportunity Fund—I Class	PCCOX
T. Rowe Price Capital Opportunity Fund—R Class	RRCOX
T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC. (formerly T. Rowe Price Media & Telecommunications Fund, Inc.)
T. Rowe Price Communications & Technology Fund (formerly T. Rowe Price Media & Telecommunications Fund)	PRMTX
T. Rowe Price Communications & Technology Fund—I Class (formerly T. Rowe Price Media & Telecommunications Fund—I Class)	TTMIX
T. ROWE PRICE CORPORATE INCOME FUND, INC.
T. Rowe Price Corporate Income Fund	PRPIX
T. Rowe Price Corporate Income Fund—I Class	TICCX
T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
T. Rowe Price Credit Opportunities Fund	PRCPX
T. Rowe Price Credit Opportunities Fund—Advisor Class	PAOPX
T. Rowe Price Credit Opportunities Fund—I Class	TCRRX
T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.
T. Rowe Price Diversified Mid-Cap Growth Fund	PRDMX
T. Rowe Price Diversified Mid-Cap Growth Fund—I Class	RPTTX

C00-042 5/1/18

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
T. Rowe Price Dividend Growth Fund	PRDGX
T. Rowe Price Dividend Growth Fund—Advisor Class	TADGX
T. Rowe Price Dividend Growth Fund—I Class	PDGIX
T. ROWE PRICE EQUITY INCOME FUND, INC.
T. Rowe Price Equity Income Fund	PRFDX
T. Rowe Price Equity Income Fund—Advisor Class	PAFDX
T. Rowe Price Equity Income Fund—I Class	REIPX
T. Rowe Price Equity Income Fund—R Class	RRFDX
T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
T. Rowe Price Financial Services Fund	PRISX
T. Rowe Price Financial Services Fund—I Class	TFIFX
T. ROWE PRICE FLOATING RATE FUND, INC.
T. Rowe Price Floating Rate Fund	PRFRX
T. Rowe Price Floating Rate Fund—Advisor Class	PAFRX
T. Rowe Price Floating Rate Fund—I Class	TFAIX
T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
T. Rowe Price Global Allocation Fund	RPGAX
T. Rowe Price Global Allocation Fund—Advisor Class	PAFGX
T. Rowe Price Global Allocation Fund—I Class	TGAFX
T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
T. Rowe Price Global Multi-Sector Bond Fund	PRSNX
T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class	PRSAX
T. Rowe Price Global Multi-Sector Bond Fund—I Class	PGMSX
T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
T. Rowe Price Global Real Estate Fund	TRGRX
T. Rowe Price Global Real Estate Fund—Advisor Class	PAGEX
T. Rowe Price Global Real Estate Fund—I Class	TIRGX
T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
T. Rowe Price Global Technology Fund	PRGTX
T. Rowe Price Global Technology Fund—I Class	PGTIX
T. ROWE PRICE GNMA FUND, INC.
T. Rowe Price GNMA Fund	PRGMX
T. Rowe Price GNMA Fund—I Class	PRXAX
T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
T. Rowe Price Government Money Fund	PRRXX
T. Rowe Price Government Money Fund—I Class	TTGXX
T. ROWE PRICE GROWTH & INCOME FUND, INC.
T. Rowe Price Growth & Income Fund	PRGIX
T. Rowe Price Growth & Income Fund—I Class	TGTIX

T. ROWE PRICE GROWTH STOCK FUND, INC.
T. Rowe Price Growth Stock Fund	PRGFX
T. Rowe Price Growth Stock Fund—Advisor Class	TRSAX
T. Rowe Price Growth Stock Fund—I Class	PRUFX
T. Rowe Price Growth Stock Fund—R Class	RRGSX
T. ROWE PRICE HEALTH SCIENCES FUND, INC.
T. Rowe Price Health Sciences Fund	PRHSX
T. Rowe Price Health Sciences Fund—I Class	THISX
T. ROWE PRICE HIGH YIELD FUND, INC.
T. Rowe Price High Yield Fund	PRHYX
T. Rowe Price High Yield Fund—Advisor Class	PAHIX
T. Rowe Price High Yield Fund—I Class	PRHIX
T. Rowe Price U.S. High Yield Fund	TUHYX
T. Rowe Price U.S. High Yield Fund—Advisor Class	TUHAX
T. Rowe Price U.S. High Yield Fund—I Class	TUHIX
T. ROWE PRICE INDEX TRUST, INC.
T. Rowe Price Equity Index 500 Fund	PREIX
T. Rowe Price Equity Index 500 Fund—I Class	PRUIX
T. Rowe Price Extended Equity Market Index Fund	PEXMX
T. Rowe Price Mid-Cap Index Fund	N/A
T. Rowe Price Mid-Cap Index Fund—I Class	N/A
T. Rowe Price Small-Cap Index Fund	N/A
T. Rowe Price Small-Cap Index Fund—I Class	N/A
T. Rowe Price Total Equity Market Index Fund	POMIX
T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
T. Rowe Price Inflation Protected Bond Fund	PRIPX
T. Rowe Price Inflation Protected Bond Fund—I Class	TIIPX
T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. (“Institutional Equity Funds”)
T. Rowe Price Institutional Large-Cap Core Growth Fund	TPLGX
T. Rowe Price Institutional Large-Cap Growth Fund	TRLGX
T. Rowe Price Institutional Large-Cap Value Fund	TILCX
T. Rowe Price Institutional Mid-Cap Equity Growth Fund	PMEGX
T. Rowe Price Institutional Small-Cap Stock Fund	TRSSX
T. Rowe Price Institutional U.S. Structured Research Fund	TRISX
T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
T. Rowe Price Institutional Cash Reserves Fund	ICFXX
T. Rowe Price Institutional Core Plus Fund	TICPX
T. Rowe Price Institutional Credit Opportunities Fund	TRXPX
T. Rowe Price Institutional Floating Rate Fund	RPIFX
T. Rowe Price Institutional Floating Rate Fund—F Class	PFFRX
T. Rowe Price Institutional Global Multi-Sector Bond Fund	RPGMX
T. Rowe Price Institutional High Yield Fund	TRHYX
T. Rowe Price Institutional Long Duration Credit Fund	RPLCX

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.
T. Rowe Price Institutional Africa & Middle East Fund	TRIAX
T. Rowe Price Institutional Emerging Markets Bond Fund	TREBX
T. Rowe Price Institutional Emerging Markets Equity Fund	IEMFX
T. Rowe Price Institutional Frontier Markets Equity Fund	PRFFX
T. Rowe Price Institutional Global Focused Growth Equity Fund	TRGSX
T. Rowe Price Institutional Global Growth Equity Fund	RPIGX
T. Rowe Price Institutional Global Value Equity Fund	PRIGX
T. Rowe Price Institutional International Bond Fund	RPIIX
T. Rowe Price Institutional International Concentrated Equity Fund	RPICX
T. Rowe Price Institutional International Core Equity Fund	TRCEX
T. Rowe Price Institutional International Growth Equity Fund	PRFEX
T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Intermediate Tax-Free High Yield Fund	PRIHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class	PRAHX
T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class	TFHAX
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
T. Rowe Price Africa & Middle East Fund	TRAMX
T. Rowe Price Africa & Middle East Fund—I Class	PRAMX
T. Rowe Price Asia Opportunities Fund	TRAOX
T. Rowe Price Asia Opportunities Fund—Advisor Class	PAAOX
T. Rowe Price Asia Opportunities Fund—I Class	TRASX
T. Rowe Price Dynamic Global Bond Fund	RPIEX
T. Rowe Price Dynamic Global Bond Fund—Advisor Class	PAIEX
T. Rowe Price Dynamic Global Bond Fund—I Class	RPEIX
T. Rowe Price Emerging Europe Fund	TREMX
T. Rowe Price Emerging Europe Fund—I Class	TTEEX
T. Rowe Price Emerging Markets Bond Fund	PREMX
T. Rowe Price Emerging Markets Bond Fund—Advisor Class	PAIKX
T. Rowe Price Emerging Markets Bond Fund—I Class	PRXIX
T. Rowe Price Emerging Markets Corporate Bond Fund	TRECX
T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class	PACEX
T. Rowe Price Emerging Markets Corporate Bond Fund—I Class	TECIX
T. Rowe Price Emerging Markets Local Currency Bond Fund	PRELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class	PAELX
T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class	TEIMX
T. Rowe Price Emerging Markets Stock Fund	PRMSX
T. Rowe Price Emerging Markets Stock Fund—I Class	PRZIX
T. Rowe Price Emerging Markets Value Stock Fund	PRIJX
T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class	PAIJX
T. Rowe Price Emerging Markets Value Stock Fund—I Class	REVIX
T. Rowe Price European Stock Fund	PRESX
T. Rowe Price European Stock Fund—I Class	TEUIX
T. Rowe Price Global Consumer Fund	PGLOX

T. Rowe Price Global Growth Stock Fund	RPGEX
T. Rowe Price Global Growth Stock Fund—Advisor Class	PAGLX
T. Rowe Price Global Growth Stock Fund—I Class	RGGIX
T. Rowe Price Global High Income Bond Fund	RPIHX
T. Rowe Price Global High Income Bond Fund—Advisor Class	PAIHX
T. Rowe Price Global High Income Bond Fund—I Class	RPOIX
T. Rowe Price Global Industrials Fund	RPGIX
T. Rowe Price Global Industrials Fund—I Class	TRGAX
T. Rowe Price Global Stock Fund	PRGSX
T. Rowe Price Global Stock Fund—Advisor Class	PAGSX
T. Rowe Price Global Stock Fund—I Class	TRGLX
T. Rowe Price International Bond Fund	RPIBX
T. Rowe Price International Bond Fund—Advisor Class	PAIBX
T. Rowe Price International Bond Fund—I Class	RPISX
T. Rowe Price International Bond Fund (USD Hedged)	TNIBX
T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class	TTABX
T. Rowe Price International Bond Fund (USD Hedged)—I Class	TNBMX
T. Rowe Price International Concentrated Equity Fund	PRCNX
T. Rowe Price International Concentrated Equity Fund—Advisor Class	PRNCX
T. Rowe Price International Concentrated Equity Fund—I Class	RICIX
T. Rowe Price International Discovery Fund	PRIDX
T. Rowe Price International Discovery Fund—I Class	TIDDX
T. Rowe Price International Stock Fund	PRITX
T. Rowe Price International Stock Fund—Advisor Class	PAITX
T. Rowe Price International Stock Fund—I Class	PRIUX
T. Rowe Price International Stock Fund—R Class	RRITX
T. Rowe Price International Value Equity Fund	TRIGX
T. Rowe Price International Value Equity Fund—Advisor Class	PAIGX
T. Rowe Price International Value Equity Fund—I Class	TRTIX
T. Rowe Price International Value Equity Fund—R Class	RRIGX
T. Rowe Price Japan Fund	PRJPX
T. Rowe Price Japan Fund—I Class	RJAIX
T. Rowe Price Latin America Fund	PRLAX
T. Rowe Price Latin America Fund—I Class	RLAIX
T. Rowe Price New Asia Fund	PRASX
T. Rowe Price New Asia Fund —I Class	PNSIX
T. Rowe Price Overseas Stock Fund	TROSX
T. Rowe Price Overseas Stock Fund—Advisor Class	PAEIX
T. Rowe Price Overseas Stock Fund—I Class	TROIX
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. Rowe Price International Equity Index Fund	PIEQX
T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.
T. Rowe Price Limited Duration Inflation Focused Bond Fund	TRBFX
T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class	TRLDX

T. ROWE PRICE MID-CAP GROWTH FUND, INC.
T. Rowe Price Mid-Cap Growth Fund	RPMGX
T. Rowe Price Mid-Cap Growth Fund—Advisor Class	PAMCX
T. Rowe Price Mid-Cap Growth Fund—I Class	RPTIX
T. Rowe Price Mid-Cap Growth Fund—R Class	RRMGX
T. ROWE PRICE MID-CAP VALUE FUND, INC.
T. Rowe Price Mid-Cap Value Fund	TRMCX
T. Rowe Price Mid-Cap Value Fund—Advisor Class	TAMVX
T. Rowe Price Mid-Cap Value Fund—I Class	TRMIX
T. Rowe Price Mid-Cap Value Fund—R Class	RRMVX
T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC. (“Multi-Sector Account Portfolios”)
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio	N/A
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio	N/A
T. Rowe Price Floating Rate Multi-Sector Account Portfolio	N/A
T. Rowe Price High Yield Multi-Sector Account Portfolio	N/A
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio	N/A
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio	N/A
T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.
T. Rowe Price Multi-Strategy Total Return Fund	TMSRX
T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class	TMSAX
T. Rowe Price Multi-Strategy Total Return Fund—I Class	TMSSX
T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. Rowe Price New America Growth Fund	PRWAX
T. Rowe Price New America Growth Fund—Advisor Class	PAWAX
T. Rowe Price New America Growth Fund—I Class	PNAIX
T. ROWE PRICE NEW ERA FUND, INC.
T. Rowe Price New Era Fund	PRNEX
T. Rowe Price New Era Fund—I Class	TRNEX
T. ROWE PRICE NEW HORIZONS FUND, INC.
T. Rowe Price New Horizons Fund	PRNHX
T. Rowe Price New Horizons Fund—I Class	PRJIX
T. ROWE PRICE NEW INCOME FUND, INC.
T. Rowe Price New Income Fund	PRCIX
T. Rowe Price New Income Fund—Advisor Class	PANIX
T. Rowe Price New Income Fund—I Class	PRXEX
T. Rowe Price New Income Fund—R Class	RRNIX
T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. (“Personal Strategy Funds”)
T. Rowe Price Personal Strategy Balanced Fund	TRPBX
T. Rowe Price Personal Strategy Balanced Fund—I Class	TPPAX
T. Rowe Price Personal Strategy Growth Fund	TRSGX
T. Rowe Price Personal Strategy Growth Fund—I Class	TGIPX
T. Rowe Price Personal Strategy Income Fund	PRSIX
T. Rowe Price Personal Strategy Income Fund—I Class	PPIPX

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.
T. Rowe Price QM Global Equity Fund	TQGEX
T. Rowe Price QM Global Equity Fund—Advisor Class	TQGAX
T. Rowe Price QM Global Equity Fund—I Class	TQGIX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund	TQSMX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	TQSAX
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class	TQSIX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	PRDSX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class	TQAAX
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class	TQAIX
T. Rowe Price QM U.S. Value Equity Fund	TQMVX
T. Rowe Price QM U.S. Value Equity Fund—Advisor Class	TQVAX
T. Rowe Price QM U.S. Value Equity Fund—I Class	TQVIX
T. ROWE PRICE REAL ASSETS FUND, INC.
T. Rowe Price Real Assets Fund	PRAFX
T. Rowe Price Real Assets Fund—I Class	PRIKX
T. ROWE PRICE REAL ESTATE FUND, INC.
T. Rowe Price Real Estate Fund	TRREX
T. Rowe Price Real Estate Fund—Advisor Class	PAREX
T. Rowe Price Real Estate Fund—I Class	TIRRX
T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP Reserve Funds”)
T. Rowe Price Government Reserve Fund	N/A
T. Rowe Price Short-Term Fund	N/A
T. Rowe Price Short-Term Government Fund	N/A
T. Rowe Price Treasury Reserve Fund	N/A
T. ROWE PRICE RETIREMENT FUNDS, INC. (“Retirement Funds”)
T. Rowe Price Retirement 2005 Fund	TRRFX
T. Rowe Price Retirement 2005 Fund—Advisor Class	PARGX
T. Rowe Price Retirement 2005 Fund—R Class	RRTLX
T. Rowe Price Retirement 2010 Fund	TRRAX
T. Rowe Price Retirement 2010 Fund—Advisor Class	PARAX
T. Rowe Price Retirement 2010 Fund—R Class	RRTAX
T. Rowe Price Retirement 2015 Fund	TRRGX
T. Rowe Price Retirement 2015 Fund—Advisor Class	PARHX
T. Rowe Price Retirement 2015 Fund—R Class	RRTMX
T. Rowe Price Retirement 2020 Fund	TRRBX
T. Rowe Price Retirement 2020 Fund—Advisor Class	PARBX
T. Rowe Price Retirement 2020 Fund—R Class	RRTBX
T. Rowe Price Retirement 2025 Fund	TRRHX
T. Rowe Price Retirement 2025 Fund—Advisor Class	PARJX
T. Rowe Price Retirement 2025 Fund—R Class	RRTNX
T. Rowe Price Retirement 2030 Fund	TRRCX
T. Rowe Price Retirement 2030 Fund—Advisor Class	PARCX
T. Rowe Price Retirement 2030 Fund—R Class	RRTCX

T. Rowe Price Retirement 2035 Fund	TRRJX
T. Rowe Price Retirement 2035 Fund—Advisor Class	PARKX
T. Rowe Price Retirement 2035 Fund—R Class	RRTPX
T. Rowe Price Retirement 2040 Fund	TRRDX
T. Rowe Price Retirement 2040 Fund—Advisor Class	PARDX
T. Rowe Price Retirement 2040 Fund—R Class	RRTDX
T. Rowe Price Retirement 2045 Fund	TRRKX
T. Rowe Price Retirement 2045 Fund—Advisor Class	PARLX
T. Rowe Price Retirement 2045 Fund—R Class	RRTRX
T. Rowe Price Retirement 2050 Fund	TRRMX
T. Rowe Price Retirement 2050 Fund—Advisor Class	PARFX
T. Rowe Price Retirement 2050 Fund—R Class	RRTFX
T. Rowe Price Retirement 2055 Fund	TRRNX
T. Rowe Price Retirement 2055 Fund—Advisor Class	PAROX
T. Rowe Price Retirement 2055 Fund—R Class	RRTVX
T. Rowe Price Retirement 2060 Fund	TRRLX
T. Rowe Price Retirement 2060 Fund—Advisor Class	TRRYX
T. Rowe Price Retirement 2060 Fund—R Class	TRRZX
T. Rowe Price Retirement Balanced Fund	TRRIX
T. Rowe Price Retirement Balanced Fund—Advisor Class	PARIX
T. Rowe Price Retirement Balanced Fund—R Class	RRTIX
T. Rowe Price Retirement I 2005 Fund—I Class	TRPFX
T. Rowe Price Retirement I 2010 Fund—I Class	TRPAX
T. Rowe Price Retirement I 2015 Fund—I Class	TRFGX
T. Rowe Price Retirement I 2020 Fund—I Class	TRBRX
T. Rowe Price Retirement I 2025 Fund—I Class	TRPHX
T. Rowe Price Retirement I 2030 Fund—I Class	TRPCX
T. Rowe Price Retirement I 2035 Fund—I Class	TRPJX
T. Rowe Price Retirement I 2040 Fund—I Class	TRPDX
T. Rowe Price Retirement I 2045 Fund—I Class	TRPKX
T. Rowe Price Retirement I 2050 Fund—I Class	TRPMX
T. Rowe Price Retirement I 2055 Fund—I Class	TRPNX
T. Rowe Price Retirement I 2060 Fund—I Class	TRPLX
T. Rowe Price Retirement Balanced I Fund—I Class	TRPTX
T. Rowe Price Retirement Income 2020 Fund	TRLAX
T. Rowe Price Target 2005 Fund	TRARX
T. Rowe Price Target 2005 Fund—Advisor Class	PANRX
T. Rowe Price Target 2005 Fund—I Class	TFRRX
T. Rowe Price Target 2010 Fund	TRROX
T. Rowe Price Target 2010 Fund—Advisor Class	PAERX
T. Rowe Price Target 2010 Fund—I Class	TORFX
T. Rowe Price Target 2015 Fund	TRRTX
T. Rowe Price Target 2015 Fund—Advisor Class	PAHRX
T. Rowe Price Target 2015 Fund—I Class	TTRTX

T. Rowe Price Target 2020 Fund	TRRUX
T. Rowe Price Target 2020 Fund—Advisor Class	PAIRX
T. Rowe Price Target 2020 Fund—I Class	TTURX
T. Rowe Price Target 2025 Fund	TRRVX
T. Rowe Price Target 2025 Fund—Advisor Class	PAJRX
T. Rowe Price Target 2025 Fund—I Class	TRVVX
T. Rowe Price Target 2030 Fund	TRRWX
T. Rowe Price Target 2030 Fund—Advisor Class	PAKRX
T. Rowe Price Target 2030 Fund—I Class	TWRRX
T. Rowe Price Target 2035 Fund	RPGRX
T. Rowe Price Target 2035 Fund—Advisor Class	PATVX
T. Rowe Price Target 2035 Fund—I Class	TPGPX
T. Rowe Price Target 2040 Fund	TRHRX
T. Rowe Price Target 2040 Fund—Advisor Class	PAHHX
T. Rowe Price Target 2040 Fund—I Class	TRXRX
T. Rowe Price Target 2045 Fund	RPTFX
T. Rowe Price Target 2045 Fund—Advisor Class	PAFFX
T. Rowe Price Target 2045 Fund—I Class	TRFWX
T. Rowe Price Target 2050 Fund	TRFOX
T. Rowe Price Target 2050 Fund—Advisor Class	PAOFX
T. Rowe Price Target 2050 Fund—I Class	TOORX
T. Rowe Price Target 2055 Fund	TRFFX
T. Rowe Price Target 2055 Fund—Advisor Class	PAFTX
T. Rowe Price Target 2055 Fund—I Class	TRPPX
T. Rowe Price Target 2060 Fund	TRTFX
T. Rowe Price Target 2060 Fund—Advisor Class	TRTGX
T. Rowe Price Target 2060 Fund—I Class	TTOIX
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
T. Rowe Price Science & Technology Fund	PRSCX
T. Rowe Price Science & Technology Fund—Advisor Class	PASTX
T. Rowe Price Science & Technology Fund—I Class	TSNIX
T. ROWE PRICE SHORT-TERM BOND FUND, INC.
T. Rowe Price Short-Term Bond Fund	PRWBX
T. Rowe Price Short-Term Bond Fund—Advisor Class	PASHX
T. Rowe Price Short-Term Bond Fund—I Class	TBSIX
T. Rowe Price Ultra Short-Term Bond Fund	TRBUX
T. Rowe Price Ultra Short-Term Bond Fund—I Class	TRSTX
T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
T. Rowe Price Small-Cap Stock Fund	OTCFX
T. Rowe Price Small-Cap Stock Fund—Advisor Class	PASSX
T. Rowe Price Small-Cap Stock Fund—I Class	OTIIX

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
T. Rowe Price Small-Cap Value Fund	PRSVX
T. Rowe Price Small-Cap Value Fund—Advisor Class	PASVX
T. Rowe Price Small-Cap Value Fund—I Class	PRVIX
T. ROWE PRICE SPECTRUM FUND, INC. (“Spectrum Funds”)
Spectrum Growth Fund	PRSGX
Spectrum Income Fund	RPSIX
Spectrum International Fund	PSILX
T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
T. Rowe Price California Tax-Free Bond Fund	PRXCX
T. Rowe Price California Tax-Free Bond Fund—I Class	TCFEX
T. Rowe Price California Tax-Free Money Fund	PCTXX
T. Rowe Price California Tax-Free Money Fund—I Class	TCBXX
T. Rowe Price Georgia Tax-Free Bond Fund	GTFBX
T. Rowe Price Georgia Tax-Free Bond Fund—I Class	TBGAX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund	PRMDX
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class	TRMUX
T. Rowe Price Maryland Tax-Free Bond Fund	MDXBX
T. Rowe Price Maryland Tax-Free Bond Fund—I Class	TFBIX
T. Rowe Price Maryland Tax-Free Money Fund	TMDXX
T. Rowe Price Maryland Tax-Free Money Fund—I Class	TWNXX
T. Rowe Price New Jersey Tax-Free Bond Fund	NJTFX
T. Rowe Price New Jersey Tax-Free Bond Fund—I Class	TRJIX
T. Rowe Price New York Tax-Free Bond Fund	PRNYX
T. Rowe Price New York Tax-Free Bond Fund—I Class	TRYIX
T. Rowe Price New York Tax-Free Money Fund	NYTXX
T. Rowe Price New York Tax-Free Money Fund—I Class	TRNXX
T. Rowe Price Virginia Tax-Free Bond Fund	PRVAX
T. Rowe Price Virginia Tax-Free Bond Fund—I Class	TFBVX
T. ROWE PRICE SUMMIT FUNDS, INC.
T. Rowe Price Cash Reserves Fund	TSCXX
T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“Summit Municipal Funds”)
T. Rowe Price Summit Municipal Income Fund	PRINX
T. Rowe Price Summit Municipal Income Fund—Advisor Class	PAIMX
T. Rowe Price Summit Municipal Intermediate Fund	PRSMX
T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class	PAIFX
T. Rowe Price Summit Municipal Money Market Fund	TRSXX
T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“Tax-Efficient Funds”)
T. Rowe Price Tax-Efficient Equity Fund	PREFX
T. Rowe Price Tax-Efficient Equity Fund—I Class	TEEFX
T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
T. Rowe Price Tax-Exempt Money Fund	PTEXX
T. Rowe Price Tax-Exempt Money Fund—I Class	TERXX

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
T. Rowe Price Tax-Free High Yield Fund	PRFHX
T. Rowe Price Tax-Free High Yield Fund—Advisor Class	PATFX
T. Rowe Price Tax-Free High Yield Fund—I Class	PTYIX
T. ROWE PRICE TAX-FREE INCOME FUND, INC.
T. Rowe Price Tax-Free Income Fund	PRTAX
T. Rowe Price Tax-Free Income Fund—Advisor Class	PATAX
T. Rowe Price Tax-Free Income Fund—I Class	TFILX
T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
T. Rowe Price Tax-Free Short-Intermediate Fund	PRFSX
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class	PATIX
T. Rowe Price Tax-Free Short-Intermediate Fund—I Class	TTSIX
T. ROWE PRICE TOTAL RETURN FUND, INC.
T. Rowe Price Total Return Fund	PTTFX
T. Rowe Price Total Return Fund—Advisor Class	PTATX
T. Rowe Price Total Return Fund—I Class	PTKIX
T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.
T. Rowe Price U.S. Bond Enhanced Index Fund	PBDIX
T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
T. Rowe Price U.S. Large-Cap Core Fund	TRULX
T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class	PAULX
T. Rowe Price U.S. Large-Cap Core Fund—I Class	RCLIX
T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. Treasury Funds”)
U.S. Treasury Intermediate Fund	PRTIX
U.S. Treasury Intermediate Fund—I Class	PRKIK
U.S. Treasury Long-Term Fund	PRULX
U.S. Treasury Long-Term Fund—I Class	PRUUX
U.S. Treasury Money Fund	PRTXX
U.S. Treasury Money Fund—I Class	TRGXX
T. ROWE PRICE VALUE FUND, INC.
T. Rowe Price Value Fund	TRVLX
T. Rowe Price Value Fund—Advisor Class	PAVLX
T. Rowe Price Value Fund—I Class	TRPIX

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. The California Tax-Free Bond Fund—I Class, California Tax-Free Money Fund—I Class, Capital Appreciation & Income Fund, Capital Appreciation & Income Fund—Advisor Class, Capital

Appreciation & Income—I Class, Floating Rate Fund—I Class, Georgia Tax-Free Bond Fund—I Class, Intermediate Tax-Free High Yield Fund—I Class, Maryland Short-Term Tax-Free Bond Fund—I Class, Maryland Tax-Free Bond Fund—I Class, Maryland Tax-Free Money Fund—I Class, Multi-Strategy Total Return Fund, Multi-Strategy Total Return Fund—Advisor Class, Multi-Strategy Total Return Fund—I Class, New Jersey Tax-Free Bond Fund—I Class, New York Tax-Free Bond Fund—I Class, New York Tax-Free Money Fund—I Class, Short-Term Government Fund, Tax-Efficient Equity Fund—I Class, Tax-Exempt Money Fund—I Class, Tax-Free Income Fund—I Class, Ultra Short-Term Bond Fund—I Class, and Virginia Tax-Free Bond Fund—I Class have not been in operation long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Fitch Ratings, Inc. (“Fitch”)

Internal Revenue Code of 1986, as amended (“Code”)

Internal Revenue Service (“IRS”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

S&P Global Ratings (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price Japan, Inc. (“Price Japan”)

T. Rowe Price International Ltd (“T. Rowe Price International”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

While many Price Funds are offered in more than one share class, not all funds are offered in the share classes described below. The front cover of each Price Fund’s prospectus indicates which share classes are available for the fund.

Investor Class

The Investor Class is generally designed for individual investors, but is also available to institutions and a wide variety of other types of investors. The Investor Class may be purchased directly through T. Rowe Price or through a financial intermediary. A Price Fund (other than an institutional fund) that does not indicate a specific share class after its name is considered to be the Investor Class of that fund.

I Class

The I Class generally requires a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts for their customers, client accounts for which T. Rowe Price or its affiliate has discretionary investment authority, and certain other accounts. I Class shares are designed to be sold to corporations, endowments and foundations, charitable trusts, defined benefit and defined contribution retirement plans, brokers, registered investment advisers, banks and bank trust programs, investment companies and other pooled investment vehicles, and certain individuals meeting the investment minimum or other specific criteria.

Advisor Class

The Advisor Class is designed to be sold through various financial intermediaries, such as broker-dealers, banks, insurance companies, retirement plan recordkeepers, and financial advisors. The Advisor Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The Advisor Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

R Class

The R Class is designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. The R Class must be purchased through an eligible intermediary (except for certain retirement plans held directly with T. Rowe Price). The R Class requires an agreement between the financial intermediary and T. Rowe Price to be executed prior to investment.

Institutional Funds

Most of the T. Rowe Price institutional funds are available only in a single share class (referred to as the “Institutional Class”). The Institutional Class (other than their F Class shares) generally requires a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans, financial intermediaries maintaining omnibus accounts, and certain other accounts. The Institutional Class is designed for institutional investors, which typically include, but are not limited to: corporations, endowments and foundations, charitable trusts, investment companies and other pooled vehicles, defined benefit and defined contribution retirement plans, broker-dealers, registered investment advisers, banks and bank trust programs, and Section 529 college savings plans.

F Class

The F Class is a separate share class of certain institutional funds and is designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform. The F Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

Mid-Cap Index Fund, Multi-Sector Account Portfolios, Small-Cap Index Fund, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, Section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI. The prospectus date shown for each fund reflects the date that the prospectus will be annually updated once the fund has been in operation at its fiscal year-end.

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Africa & Middle East Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Balanced Fund—I Class	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Blue Chip Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money Fund—I Class	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation Fund	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation & Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation & Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation & Income Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Cash Reserves Fund	Taxable Money	Oct 31	Oct 31	Apr 30	March 1

Communications & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Communications & Technology Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1

Corporate Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Corporate Income Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Mid-Cap Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Dynamic Global Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond Fund—Advisor Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Dynamic Global Bond Fund—I Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Emerging Europe Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Europe Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Corporate Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Value Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Value Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Value Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Fund—I Class	Index Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
European Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
European Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services Fund	Equity	Dec 31	Dec 31	June 30	May 1
Financial Services Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Allocation Fund	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Allocation Fund—Advisor Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Allocation Fund—I Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Consumer Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Growth Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock Fund—Advisor Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock Fund—I Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global High Income Bond Fund	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global High Income Bond Fund—Advisor Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global High Income Bond Fund—I Class	Taxable Bond	Dec 31	Dec 31	June 30	May 1
Global Industrials Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Industrials Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Multi-Sector Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Multi-Sector Bond Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Multi-Sector Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund—Advisor Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund—I Class	Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Global Technology Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
GNMA Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
GNMA Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Government Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Money Fund—I Class	Taxable Money	May 31	May 31	Nov 30	Oct 1
Government Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income Fund	Equity	Dec 31	Dec 31	June 30	May 1
Growth & Income Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Fund	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Inflation Protected Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Cash Reserves Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
Institutional Core Plus Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Credit Opportunities Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Floating Rate Fund—F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Frontier Markets Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Focused Growth Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Growth Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Multi-Sector Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Institutional Global Value Equity Fund	Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional International Concentrated Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Core Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Growth Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Long Duration Credit Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research Fund	Equity	Dec 31	Dec 31	June 30	May 1
Intermediate Tax-Free High Yield Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Intermediate Tax-Free High Yield Fund—Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Intermediate Tax-Free High Yield Fund—I Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
International Bond Fund	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund (USD Hedged)—I Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Concentrated Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Concentrated Equity Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Concentrated Equity Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
International Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Value Equity Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Japan Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Japan Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Limited Duration Inflation Focused Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Limited Duration Inflation Focused Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Maryland Short-Term Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Short-Term Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money Fund—I Class	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1

Mid-Cap Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Index Fund—I Class	Index Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Mid-Cap Value Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Multi-Strategy Total Return Fund	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Multi-Strategy Total Return Fund—Advisor Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Multi-Strategy Total Return Fund—I Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
New America Growth Fund	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
New Asia Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Asia Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Era Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons Fund	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
New Income Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New Jersey Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money Fund	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money Fund—I Class	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock Fund	International Equity	Oct 31	Oct 31	Apr 30	March 1
Overseas Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Overseas Stock Fund—I Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Balanced Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Personal Strategy Income Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
QM Global Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM Global Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM Global Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Small-Cap Growth Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity Fund	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
QM U.S. Value Equity Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Real Assets Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Assets Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Retirement 2005 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2025 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund—R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2005 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2010 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2015 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2020 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2025 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2030 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement I 2035 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2040 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2045 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2050 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2055 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement I 2060 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced I Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Income 2020 Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Government Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Index Fund—I Class	Index Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Income Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum International Fund	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Summit Municipal Income Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income Fund—Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate Fund	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate Fund—Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Summit Municipal Money Market Fund	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Target 2005 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2005 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2005 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2010 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2015 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2020 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2025 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2030 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2035 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2040 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2045 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2050 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2055 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund—Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target 2060 Fund—I Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Tax-Efficient Equity Fund	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Efficient Equity—I Class	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money Fund	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money—I Class	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Tax-Free High Yield Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield Fund—Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield Fund—I Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund—Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund—I Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund—Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate Fund—I Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index Fund	Index Equity	Dec 31	Dec 31	June 30	May 1
Total Return Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Total Return Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Total Return Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Treasury Reserve Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Bond Enhanced Index Fund	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. High Yield Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. High Yield Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Large-Cap Core Fund	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Treasury Intermediate Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Intermediate Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money Fund	Taxable Money	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money Fund—I Class	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond Fund	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond Fund—I Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value Fund	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—I Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond Fund	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Virginia Tax-Free Bond Fund—I Class	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland, and other applicable laws. At least 75% of each Board’s members are independent of the Boards of T. Rowe Price and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be inside or interested directors because of their relationships with T. Rowe Price and its affiliates. Each inside director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards held five regularly scheduled formal meetings during calendar year 2017. Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Boards. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees, a Committee of Independent Directors, a Joint Audit Committee, and an Executive Committee, which are described in greater detail in the following paragraphs.

Edward C. Bernard, an inside director, serves as the Chairman of the Board of each fund. The independent directors of each fund have designated a Lead Independent Director, who functions as a liaison between the Chairman of the Board and the other independent directors. The Lead Independent Director presides at all executive sessions of the independent directors, reviews and provides input on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Anthony W. Deering served as Lead Independent Director of each Board until he passed away on November 17, 2017. John G. Schreiber currently serves as the interim Lead Independent Director of each Board as the Boards assess long-term succession planning. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background, and experience and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for, among other things, seeking, reviewing, and selecting candidates to fill independent director vacancies on each fund’s Board; periodically evaluating the compensation payable to the independent directors; and performing certain functions with respect to the governance of the funds. The Lead Independent Director serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for independent directors. Nominees, like current directors, will be considered based on the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. Nominees will be considered in light of their individual experience, qualifications, attributes, or skills. Nominees will also be considered based on their independence from T. Rowe Price and other principal service providers. Other than executive sessions in connection with Board meetings, the Committee of Independent Directors formally met one time in 2017.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Bruce W. Duncan, Paul F. McBride, Cecilia E. Rouse, and Mark R. Tercek. Mr. Duncan serves as chairman of the committee and is considered an “audit committee financial expert,” as defined by the SEC. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Two of the meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; (6) the qualifications, independence, and performance of the independent registered public accounting firm; and (7) any accounting questions relating to particular areas of the Price Funds’ operations or the operations of parties dealing with the Price Funds, as circumstances indicate. A third meeting is devoted primarily to a review of the risk management program of the funds’ investment adviser. The Joint Audit Committee met three times in 2017.

The Executive Committee, which consists of each fund’s interested directors, has been authorized by the Boards to exercise all powers of the Boards of the funds in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee was not called upon to take any action on behalf of any funds during 2017.

From time to time, the independent directors may create a special committee (“Special Committee”) comprised of independent directors, whose purpose is to review certain limited topics that require in-depth consideration outside of the Boards’ regular review. The Bank of New York Mellon (“BNY Mellon”) Special Committee was established in December 2014 to review matters relating to the transition of fund accounting services from T. Rowe Price to BNY Mellon and the proposed Fund Accounting Agreement between the T. Rowe Price Funds and BNY Mellon. The members of the BNY Mellon Special Committee are Robert J. Gerrard, Paul F. McBride (chair) and Cecilia E. Rouse. The BNY Mellon Special Committee met once during 2017. The Section 15(c) Special Committee was established in August 2015 to review matters relating to the outsourcing to Broadridge Financial Solutions of the advisory contract renewal reporting pursuant to Section 15(c) under the 1940 Act. The members of the Section 15(c) Special Committee are Robert J. Gerrard, Paul F. McBride (chair), and John G. Schreiber. The Section 15(c) Special Committee met once during 2017.

Like other mutual funds, the funds are subject to risks, including investment, compliance, operational, and valuation risks, among others. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from members of the adviser’s Risk Management Oversight Committee on the significant risks inherent to the adviser’s business, including aggregate investment risks, reputational risk, business continuity risk, technology and cyber-security risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment subadvisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective. An investment in a Price Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, have led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, nonprofit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards. Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each director that led to the conclusion that he or she should serve as a director. Shareholders of all Price Funds, as of April 26, 2018, will be asked to elect four nominees for director, two inside directors and two independent directors, of each fund at a joint special shareholder meeting that will be held at 8:00 a.m. on July 25, 2018 (“Shareholder Meeting”).

Edward C. Bernard has been an inside director and Chairman of the Board of all the Price Funds since 2006. Mr. Bernard has more than 25 years of experience in the investment management industry, all of which have been with T. Rowe Price. In addition to his responsibilities with T. Rowe Price and the Price Funds, Mr. Bernard served as chairman (from 2009 to 2011) and is currently the vice chairman of the Board of Governors of the Investment Company Institute (“ICI”), the national trade association for the mutual fund industry. Mr. Bernard plans to retire from T. Rowe Price on December 31, 2018, and step down as a director and Chairman of the Boards assuming the election of all interested director nominees, with such resignation to occur at the conclusion of the upcoming July 25th meeting of the Board.

Teresa Bryce Bazemore has more than 25 years of experience as a senior executive in the mortgage banking field, including building both mortgage insurance and services businesses. From July 2008 through April 2017, Ms. Bazemore served as the President of Radian Guaranty where she oversaw the strategic planning, business development, and operations of the mortgage insurance business line. Prior to Radian Guaranty, she was Senior Vice President, General Counsel, and Secretary for Nexstar Financial Corporation, and General Counsel of the mortgage banking line of business at Bank of America. Ms. Bazemore currently serves on the Board of Directors of the Federal Home Loan Bank of Pittsburgh and of Chimera Investment Corporation. She has been an independent director of the Price Funds since January 2018.

Ronald J. Daniels is the 14th president of Johns Hopkins University, a position he has held since 2009. In that role, he serves as the chair of the Executive Committee of Johns Hopkins Medicine and is a professor in the Department of Political Science. Previously, he was provost and professor of law at the University of Pennsylvania and dean and James M. Tory Professor of Law at the University of Toronto. He has been an independent director of the Price Funds since January 2018.

Anthony W. Deering had been an independent director of the Price Funds for more than 30 years. He was a member of the Joint Audit Committee until September 2014. Mr. Deering brought a wealth of financial services and investment management experience to the Boards. He was the former chair and chief executive officer of the Rouse Company and has also served on the Boards of a number of public companies, including Deutsche Bank North America, Vornado Realty Trust, Brixmor Real Estate Investment Trust, Mercantile Bank, and Under Armour. He had also served on the Boards of a number of private companies and nonprofit entities, including the Investment Company Institute, Baltimore Museum of Art, Parks & People Foundation, The Rouse Company Foundation, and The Charlesmead Foundation, among others. Mr. Deering served as an independent director of the Price Funds until he passed away on November 17, 2017.

Bruce W. Duncan has substantial experience in the field of commercial real estate. He currently serves as chairman of the Board of First Industrial Realty Trust, and he served as president until September 2016 and chief executive officer until December 2016. In May 2016, Mr. Duncan became a member of the Board and Compensation Committee of Boston Properties. He has been an independent director of the Price Funds since October 2013. In September 2014, he became a member of the Joint Audit Committee and, in July 2017, he became the chairman of the committee. In September 2016, Mr. Duncan became a member of the Board and Finance Committee of Marriott International, Inc. In October, 2017, Mr. Duncan became a member of the board of governors of the ICI and a member of the governing board of the Independent Directors Council, a national association for mutual fund independent directors that is part of the ICI.

Robert J. Gerrard, Jr. has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013) and served as a chairman of the Joint Audit Committee until July 2017. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the Board and Compensation Committee for Syniverse Holdings and as general counsel to Scripps Networks.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments, and has significant global experience. He has served on the Boards of a number of private and nonprofit entities, including Vizzia Technologies, Dunbar Armored, Gilman School, Living Classrooms Foundation, and Bridges Baltimore. He has been an independent director of the Price Funds since October 2013 and, in September 2014, he became a member of the Joint Audit Committee.

Cecilia E. Rouse has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013) and became a member of the Joint Audit Committee in September 2014. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of research in labor economics. She has also served on the Board of the National Bureau of Economic Research and MDRC, a nonprofit education and social policy organization dedicated to improving programs and policies that affect the poor, and as a member of numerous entities, including the American Economic Association, National Bureau of Economic Research, National Academy of Education, and the Association of Public Policy and Management Policy Council.

John G. Schreiber has been an independent director of the Price Funds for more than 20 years and served as a member of the Joint Audit Committee until September 2015. He currently serves as the interim Lead Independent Director. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the Boards. He is the president of Centaur Capital Partners, Inc. and a retired partner and cofounder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and executive vice president of JMB Realty Corporation. Mr. Schreiber currently serves on the Boards of JMB Realty Corporation, Brixmor Property Group, Hilton Worldwide, and is a trustee of Loyola University of Chicago, and is a past Board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, AMLI Residential Properties Trust, Blackstone Mortgage Trust, Invitation Homes, and Hudson Pacific Properties.

Robert W. Sharps has been an inside director of the domestic equity and international Price Funds since April 2017. Mr. Sharps served as the co-head of Global Equities at T. Rowe Price until February 2018, at which point he became the Head of Investments. He has served as the Group Chief Investment Officer for T. Rowe Price since April 2017. He is also a member of the T. Rowe Price Management Committee, Management Compensation Committee, International Steering Committee, Equity Steering Committee, Asset Allocation Committee, and Product Strategy Committee. Prior to joining T. Rowe Price in 1997, Mr. Sharps was a senior consultant at KPMG Peat Marwick. In addition to his various offices held with T. Rowe Price and its affiliates, Mr. Sharps is a Chartered Financial Analyst.

Mark R. Tercek has been an independent director of the Price Funds since 2009. Mr. Tercek served as chairman of the Joint Audit Committee until September 2014 and served as a member of the committee since July 2017. He brings substantial financial services experience to the Boards. He was a managing director of Goldman Sachs and is currently president and chief executive officer of The Nature Conservancy.

Edward A. Wiese has been an inside director of the domestic fixed income Price Funds since 2015. Mr. Wiese is a Chartered Financial Analyst with over 30 years of investment experience, all of which have been with T. Rowe Price. He currently serves as the director of fixed income for T. Rowe Price and as the chairman of the T. Rowe Price Fixed Income Steering Committee, and served as a portfolio manager for various short-term bond and low-duration domestic bond strategies until December 2016.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years
Teresa Bryce Bazemore* 1959 191 portfolios	President, Radian Guaranty (2008 to 2017); Member, Bazemore Consulting LLC (2018 to present)	Chimera Investment Corporation (2017 to present); Federal Home Loan Bank of Pittsburgh (2017 to present)
Ronald J. Daniels* 1959 191 portfolios	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present)	Lyndhurst Holdings (2015 to present)
Anthony W. Deering** 1945 0 portfolios

Chairman, Exeter Capital, LLC, a private investment firm (2004 to 2017); Director and Advisory Board Member, Deutsche Bank North America (2004 to 2017); Director, Brixmor Real Estate Investment Trust (2012 to 2017)

Vornado Real Estate Investment Trust (2004 to 2012); Deutsche Bank North America (2004 to 2017); Under Armour (2008 to 2017); Brixmor Real Estate Investment Trust (2012 to 2017)
Bruce W. Duncan 1951 191 portfolios

Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company

Starwood Hotels & Resorts (1999 to September 2016); Boston Properties (May 2016 to present); Marriott International, Inc. (September 2016 to present)
Robert J. Gerrard, Jr. 1952 191 portfolios	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to January 2016)	None

Paul F. McBride 1956 191 portfolios	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to present)	None

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years

Cecilia E. Rouse, Ph.D. 1963 191 portfolios

Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Member of National Academy of Education (2010 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Research Associate of Labor Studies Program at the National Bureau of Economic Research (2011 to 2015); Board Member of the National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2017); Vice President (2015 to 2016), American Economic Association

None

John G. Schreiber 1946 191 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, General Growth Properties, Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to present)

General Growth Properties, Inc. (2010 to 2013); Blackstone Mortgage Trust (2012 to 2016); Hilton Worldwide (2013 to present); Brixmor Property Group, Inc. (2013 to present); Hudson Pacific Properties (2014 to 2016)

Mark R. Tercek 1957 191 portfolios	President and Chief Executive Officer, The Nature Conservancy (2008 to present)	None

* Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.

** Mr. Deering served as an independent director of the Price Funds until November 17, 2017.

(a) All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018, and the number of portfolios overseen, which is current as of the date of this SAI.

(b) William J. Stromberg, President and Chief Executive Officer of T. Rowe Price Group, Inc. (the parent company of the Price Funds’ investment adviser), has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins Universitys Board’s Compensation Committee.

Inside Directors(a)

The following persons are considered inside directors of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two inside directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as inside directors, and the Board reviews and approves these nominations. Each of the current inside directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. Mr. Bernard, who plans to retire from T. Rowe Price on December 31, 2018, has served as a director of all Price Funds and has been chairman of the Board for all Price Funds since 2006. Assuming that all interested director nominees are elected at the Shareholder Meeting, he plans to step down as a director and Chairman at the conclusion of a meeting of the Boards on July 25, 2018, which will be held immediately following the Shareholder Meeting. Messrs. Sharps and Wiese have served as directors of certain Price Funds since April 1, 2017 and 2015, respectively. For each fund, the two inside directors serve as members of the fund’s Executive Committee. In addition, specific experience with respect to the inside directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies
Edward C. Bernard 1956 191 portfolios

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and Vice President, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Chief Executive Officer, Director, and President, T. Rowe Price International and T. Rowe Price Trust Company

Chairman of the Board, all funds

None

Robert W. Sharps, CFA, CPA 1971 135 portfolios

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, Multi-Strategy Total Return Fund, New America Growth Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

None

Edward A. Wiese, CFA 1959 56 portfolios	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company President, High Yield Fund and Multi-Sector Account Portfolios	None

(a) All information about the inside directors was current as of December 31, 2017, except for the number of portfolios overseen, which is current as of the date of this SAI.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the T. Rowe Price Funds-of-Funds, which consist of the following: Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, and Retirement Balanced Fund, and their respective share classes (collectively, the “RDFs”); Retirement I 2005 Fund, Retirement I 2010 Fund, Retirement I 2015 Fund, Retirement I 2020 Fund, Retirement I 2025 Fund, Retirement I 2030 Fund, Retirement I 2035 Fund, Retirement I 2040 Fund, Retirement I 2045 Fund, Retirement I 2050 Fund, Retirement I 2055 Fund, Retirement I 2060 Fund, and Retirement Balanced I Fund (collectively the, “Retirement I Funds”); Retirement Income 2020 Fund; and Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, and Target 2060 Fund, and their respective share classes (collectively, the “TRFs”). The Spectrum Funds, RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually as a “Fund-of-Funds,” and where the policies that apply to the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs are identical, the RDFs, Retirement I Funds, Retirement Income 2020 Fund, and TRFs may be referred to collectively as “Target Date Funds.”

In generally exercising their responsibilities, the Boards, among other things, will refer to the policies, conditions, and guidelines included in an Exemptive Application (and accompanying Notice and Order) originally granted by the SEC in connection with the creation and operation of the Spectrum Funds. The RDFs rely on this same Exemptive Application and Order because the order was designed to cover any Fund-of-Funds arrangements that operate in a similar manner to the Spectrum Funds. The Retirement I Funds, Retirement Income 2020 Fund, and TRFs do not rely on this Exemptive Order since they bear their own operating expenses and do not operate in a similar manner to the other Funds-of-Funds.

In connection with the Exemptive Order, the various Price Funds in which the Funds-of-Funds invest (collectively, the “underlying Price Funds”) have entered into Special Servicing Agreements with T. Rowe Price and each respective Spectrum Fund and/or RDF in which they invest. The Special Servicing Agreements provide that each underlying Price Fund in which a Spectrum Fund and/or RDF invests will bear its proportionate share of the expenses of that Fund-of-Funds if, and to the extent that, the underlying Price Fund’s savings from the operation of the Spectrum Fund or RDF exceeds these expenses. Pursuant to the Exemptive Order and Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the Spectrum Fund or RDF that exceed the estimated savings to the underlying Price Funds. As a result, these Funds-of-Funds do not pay an investment management fee and will effectively pay no operating expenses at the Fund-of-Fund level, although shareholders of these Funds-of-Funds will still indirectly bear their proportionate share of the expenses of each underlying Price Fund in which the Funds-of-Funds invest. The Retirement I Funds, Retirement Income 2020 Fund, and TRFs also do not pay an investment management fee and will indirectly bear their proportionate share of the expenses of each underlying Price Fund in which they invest. However, the Retirement I Funds, Retirement Income 2020 Fund, and TRFs pay their own operating expenses at the Fund-of-Fund level.

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the underlying Price Funds. Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of the Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation of which the fund is a part).

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Balanced Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Blue Chip Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Capital Appreciation Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Capital Appreciation & Income Fund	1	2018	2018	2017	2017	2017	2017	2017	2017

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Capital Opportunity Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Communications & Technology Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Corporate Income Fund	1	2018	2018	2013	2013	2013	2013	1995	2009
Credit Opportunities Fund	1	2018	2018	2014	2014	2014	2014	2014	2014
Diversified Mid-Cap Growth Fund	1	2018	2018	2013	2012	2013	2012	2003	2009
Dividend Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Equity Income Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Financial Services Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Floating Rate Fund	1	2018	2018	2013	2013	2013	2013	2011	2011
Global Allocation Fund	1	2018	2018	2013	2013	2013	2013	2013	2013
Global Multi-Sector Bond Fund	1	2018	2018	2013	2013	2013	2013	2008	2009
Global Real Estate Fund	1	2018	2018	2013	2012	2013	2012	2008	2009
Global Technology Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
GNMA Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Government Money Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Growth & Income Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Growth Stock Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Health Sciences Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
High Yield Fund	2	2018	2018	2013	2013	2013	2013	1992	2009
Index Trust	5	2018	2018	2013	2012	2013	2012	2001	2009
Inflation Protected Bond Fund	1	2018	2018	2013	2013	2013	2013	2002	2009
Institutional Equity Funds	6	2018	2018	2013	2012	2013	2012	2001	2009
Institutional Income Funds	7	2018	2018	2013	2013	2013	2013	2002	2009
Institutional International Funds	11	2018	2018	2013	2012	2013	2012	2001	2009
Intermediate Tax-Free High Yield Fund	1	2018	2018	2014	2014	2014	2014	2014	2014
International Funds	25	2018	2018	2013	2012	2013	2012	2001	2009
International Index Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Limited Duration Inflation Focused Bond Fund	1	2018	2018	2013	2013	2013	2013	2006	2009
Mid-Cap Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Mid-Cap Value Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Multi-Sector Account Portfolios	6	2018	2018	2013	2013	2013	2013	2012	2012

Corporation	Number of Portfolios	Independent Directors
		Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Multi-Strategy Total Return Fund	1	2018	2018	2017	2017	2017	2017	2017	2017
New America Growth Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
New Era Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
New Horizons Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
New Income Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Personal Strategy Funds	3	2018	2018	2013	2012	2013	2012	2001	2009
Quantitative Management Funds	4	2018	2018	2013	2012	2013	2012	2001	2009
Real Assets Fund	1	2018	2018	2013	2012	2013	2012	2010	2010
Real Estate Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
TRP Reserve Funds	4	2018	2018	2013	2013	2013	2013	1997	2009
Retirement Funds	39	2018	2018	2013	2012	2013	2012	2002	2009
Science & Technology Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Short-Term Bond Fund	2	2018	2018	2013	2013	2013	2013	1992	2009
Small-Cap Stock Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Small-Cap Value Fund	1	2018	2018	2013	2012	2013	2012	2001	2009
Spectrum Fund	3	2018	2018	2013	2012	2013	2012	2001	2009
State Tax-Free Funds	10	2018	2018	2013	2013	2013	2013	1992	2009
Summit Income Funds	1	2018	2018	2013	2013	2013	2013	1993	2009
Summit Municipal Funds	3	2018	2018	2013	2013	2013	2013	1993	2009
Tax-Efficient Funds	1	2018	2018	2013	2012	2013	2012	2001	2009
Tax-Exempt Money Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Tax-Free High Yield Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Tax-Free Income Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Tax-Free Short-Intermediate Fund	1	2018	2018	2013	2013	2013	2013	1992	2009
Total Return Fund	1	2018	2018	2016	2016	2016	2016	2016	2016
U.S. Bond Enhanced Index Fund	1	2018	2018	2013	2013	2013	2013	2000	2009
U.S. Large-Cap Core Fund	1	2018	2018	2013	2012	2013	2012	2009	2009
U.S. Treasury Funds	3	2018	2018	2013	2013	2013	2013	1992	2009
Value Fund	1	2018	2018	2013	2012	2013	2012	2001	2009

Corporation	Number of Portfolios	Inside Directors
		Bernard	Sharps	Wiese
Balanced Fund	1	2006	2017	—
Blue Chip Growth Fund	1	2006	2017	—
Capital Appreciation Fund	1	2006	2017	—

Corporation	Number of Portfolios	Inside Directors
		Bernard	Sharps	Wiese
Capital Appreciation & Income Fund	1	2017	2017	—
Capital Opportunity Fund	1	2006	2017	—
Communications & Technology Fund	1	2006	2017	—
Corporate Income Fund	1	2006	—	2015
Credit Opportunities Fund	1	2014	—	2015
Diversified Mid-Cap Growth Fund	1	2006	2017	—
Dividend Growth Fund	1	2006	2017	—
Equity Income Fund	1	2006	2017	—
Financial Services Fund	1	2006	2017	—
Floating Rate Fund	1	2011	—	2015
Global Allocation Fund	1	2013	2017	—
Global Multi-Sector Bond Fund	1	2008	—	2015
Global Real Estate Fund	1	2008	2017	—
Global Technology Fund	1	2006	2017	—
GNMA Fund	1	2006	—	2015
Government Money Fund	1	2006	—	2015
Growth & Income Fund	1	2006	2017	—
Growth Stock Fund	1	2006	2017	—
Health Sciences Fund	1	2006	2017	—
High Yield Fund	2	2006	—	2015
Index Trust	5	2006	2017	—
Inflation Protected Bond Fund	1	2006	—	2015
Institutional Equity Funds	6	2006	2017	—
Institutional Income Funds	7	2006	—	2015
Institutional International Funds	11	2006	2017	—
Intermediate Tax-Free High Yield Fund	1	2014	—	2015
International Funds	25	2006	2017	—
International Index Fund	1	2006	2017	—
Limited Duration Inflation Focused Bond Fund	1	2006	—	2015
Mid-Cap Growth Fund	1	2006	2017	—
Mid-Cap Value Fund	1	2006	2017	—
Multi-Sector Account Portfolios	6	2012	—	2015
Multi-Strategy Total Return Fund	1	2017	2017	—
New America Growth Fund	1	2006	2017	—
New Era Fund	1	2006	2017	—
New Horizons Fund	1	2006	2017	—
New Income Fund	1	2006	—	2015
Personal Strategy Funds	3	2006	2017	—
Quantitative Management Funds	4	2006	2017	—

Corporation	Number of Portfolios	Inside Directors
		Bernard	Sharps	Wiese
Real Assets Fund	1	2010	2017	—
Real Estate Fund	1	2006	2017	—
TRP Reserve Funds	4	2006	—	2015
Retirement Funds	39	2006	2017	—
Science & Technology Fund	1	2006	2017	—
Short-Term Bond Fund	2	2006	—	2015
Small-Cap Stock Fund	1	2006	2017	—
Small-Cap Value Fund	1	2006	2017	—
Spectrum Fund	3	2006	2017	—
State Tax-Free Funds	10	2006	—	2015
Summit Income Funds	1	2006	—	2015
Summit Municipal Funds	3	2006	—	2015
Tax-Efficient Funds	1	2006	2017	—
Tax-Exempt Money Fund	1	2006	—	2015
Tax-Free High Yield Fund	1	2006	—	2015
Tax-Free Income Fund	1	2006	—	2015
Tax-Free Short-Intermediate Fund	1	2006	—	2015
Total Return Fund	1	2016	—	2016
U.S. Bond Enhanced Index Fund	1	2006	—	2015
U.S. Large-Cap Core Fund	1	2009	2017	—
U.S. Treasury Funds	3	2006	—	2015
Value Fund	1	2006	2017	—

Officers

Fund	Name	Position Held With Fund

All funds	Darrell N. Braman Gary J. Greb Paul J. Krug David Oestreicher John W. Ratzesberger Megan Warren Catherine D. Mathews Shannon Hofher Rauser John R. Gilner	Vice President and Secretary Vice President Vice President Vice President Vice President Vice President Vice President and Treasurer Assistant Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund
Balanced Fund

Charles M. Shriver

Kimberly E. DeDominicis

Anna A. Dreyer

Mark S. Finn

Robert M. Larkins

Wyatt A. Lee

Raymond A. Mills

Sebastien Page

Larry J. Puglia

Guido F. Stubenrauch

Toby M. Thompson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Blue Chip Growth Fund

Larry J. Puglia

Jason R. Adams

Ziad Bakri

Peter J. Bates

Eric L. DeVilbiss

Paul D. Greene II

Ryan S. Hedrick

Thomas J. Huber

George A. Marzano

Vivek Rajeswaran

David L. Rowlett

Robert W. Sharps

Taymour R. Tamaddon

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Capital Appreciation Fund

David R. Giroux

Shawn T. Driscoll

Jon M. Friar

Paul D. Greene II

Nina P. Jones

Vidya Kadiyam

Paul M. Massaro

Sudhir Nanda

Adam Poussard

Jeffrey Rottinghaus

Farris G. Shuggi

Gabriel Solomon

Taymour R. Tamaddon

Tamara P. Wiggs

John M. Williams

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Capital Appreciation & Income Fund	David R. Giroux Paul M. Massaro Steve Boothe Richard N. Clattenburg Stephen M. Finamore Ryan S. Hedrick Zenon Voyiatzis John M. Williams (For remaining officers, refer to the “All funds” table)	Co-President Co-President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Capital Opportunity Fund

Ann M. Holcomb

Jason B. Polun

Thomas H. Watson

Kennard W. Allen

Peter J. Bates

Christopher W. Carlson

Donald J. Easley

Joseph B. Fath

Mark S. Finn

Jon M. Friar

Paul D. Greene II

Ryan S. Hedrick

Jennifer Martin

Jason Nogueira

Jeffrey Rottinghaus

John F. Wakeman

Justin P. White

(For remaining officers, refer to the “All funds” table)

Co-President

Co-President

Co-President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Communications & Technology Fund

Paul D. Greene II

Paul Y. Cho

Greg Dunham

David J. Eiswert

Henry M. Ellenbogen

Joseph B. Fath

Jacqueline L. Liu

Daniel Martino

Philip A. Nestico

Corey D. Shull

James Stillwagon

Verena E. Wachnitz

Justin P. White

Christopher S. Whitehouse

Ernest C. Yeung

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Corporate Income Fund

David A. Tiberii

Steve Boothe

Lauren T. Wagandt

Michael P. Daley

Michael J. Grogan

Michael Lambe

Matthew Lawton

Samy B. Muaddi

Alexander S. Obaza

Miso Park

Theodore E. Robson

Elliot J. Shue

Jeanny Silva

Scott D. Solomon

Kimberly A. Stokes

Robert D. Thomas

Bineesha Wickremarachchi

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Credit Opportunities Fund	Rodney M. Rayburn Jason A. Bauer Carson R. Dickson Brian A. Rubin Jamie Shin Michael J. Trivino David A. Yatzeck (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Mid-Cap Growth Fund

Donald J. Peters

Donald J. Easley

Jason R. Adams

Kennard W. Allen

Brian W.H. Berghuis

Eric L. DeVilbiss

Stephon A. Jackson

Matt Mahon

Sudhir Nanda

Christian M. O’Neill

John F. Wakeman

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Dividend Growth Fund

Thomas J. Huber

Peter J. Bates

Andrew S. Davis

Jon M. Friar

Ryan S. Hedrick

David M. Lee

Jeffrey Rottinghaus

Weijie Si

Gabriel Solomon

John M. Williams

Jon D. Wood

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Equity Income Fund

John D. Linehan

Jason R. Adams

Vinit Agrawal

Mark S. Finn

Ryan S. Hedrick

Shinwoo Kim

Matt Mahon

Daniel Martino

George A. Marzano

Heather K. McPherson

Preeta Ragavan

Melanie A. Rizzo

Matthew J. Snowling

James Stillwagon

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Financial Services Fund

Gabriel Solomon

Jon B. Casper

Vincent M. DeAugustino

Christopher T. Fortune

Jon M. Friar

Nina P. Jones

Gregory Locraft

Ian C. McDonald

Joseph Mlinac

Thibault Nardin

Jeffrey R. Nathan

Matthew J. Snowling

Mitchell J.K. Todd

Susan G. Troll

Zenon Voyiatzis

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Floating Rate Fund

Paul M. Massaro

Brian E. Burns

Michael F. Connelly

Stephen M. Finamore

Justin T. Gerbereux

David R. Giroux

Steven C. Huber

Michael J. McGonigle

Brian A. Rubin

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Allocation Fund

Charles M. Shriver

Stephen L. Bartolini

David Clewell

Robert L. Harlow

Steven C. Huber

Stefan Hubrich

Robert M. Larkins

Sean P. McWilliams

Sebastien Page

Robert A. Panariello

Darrell M. Riley

Toby M. Thompson

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Multi-Sector Bond Fund

Steven C. Huber

Kenneth A. Orchard

Steve Boothe

Michael J. Conelius

Michael Della Vedova

Quentin S. Fitzsimmons

Arif Husain

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

Samy B. Muaddi

David Stanley

Ju Yen Tan

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Global Real Estate Fund

Nina P. Jones

Harishankar Balkrishna

Richard N. Clattenburg

Tetsuji Inoue

Jai Kapadia

David M. Lee

Robert J. Marcotte

Daniel A. McCulley

Raymond A. Mills

Philip A. Nestico

Dante Pearson

Preeta Ragavan

Marta Yago

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Technology Fund

Joshua K. Spencer

Kennard W. Allen

Christopher W. Carlson

Greg Dunham

David J. Eiswert

Henry M. Ellenbogen

Paul D. Greene II

Jacqueline L. Liu

Jennifer Martin

Heather K. McPherson

Tobias F. Mueller

Corey D. Shull

Alan Tu

Thomas H. Watson

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

GNMA Fund

Andrew C. McCormick

Anil K. Andhavarapu

Brian J. Brennan

Christopher P. Brown, Jr.

Ramon R. de Castro

Keir R. Joyce

Steven M. Kohlenstein

Alan D. Levenson

Michael K. Sewell

Rick Zhang

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Government Money Fund

Joseph K. Lynagh

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Marcy M. Lash

Alan D. Levenson

Cheryl A. Mickel

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Growth & Income Fund

Jeffrey Rottinghaus

Peter J. Bates

Shawn T. Driscoll

Joseph B. Fath

Mark S. Finn

Paul D. Greene II

Ryan S. Hedrick

Heather K. McPherson

Jason Nogueira

Gabriel Solomon

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Growth Stock Fund

Joseph B. Fath

Andrew S. Davis

Eric L. DeVilbiss

Shawn T. Driscoll

Greg Dunham

David J. Eiswert

Jon M. Friar

Paul D. Greene II

Daniel Martino

David L. Rowlett

Robert W. Sharps

Taymour R. Tamaddon

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Health Sciences Fund	Ziad Bakri Melissa C. Gallagher John Hall Rachael Jonas Adam Poussard I-Hung Shih Taymour R. Tamaddon Jon D. Wood Rouven J. Wool-Lewis (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

High Yield Fund High Yield Fund (a) U.S. High Yield Fund (b)

Edward A. Wiese

Kevin P. Loome

Mark J. Vaselkiv

Jason A. Bauer

Michael F. Connelly

Michael Della Vedova

Charles Devereux

Carson R. Dickson

Devon Everhart

Matthew Fanandakis

Stephen M. Finamore

Justin T. Gerbereux

Gregg Gola

Paul M. Massaro

Brian A. Rubin

Jamie Shin

Michael J. Trivino

Douglas Zinser

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Index Trust Equity Index 500 Fund Extended Equity Market Index Fund Mid-Cap Index Fund Small-Cap Index Fund Total Equity Market Index Fund	Ken D. Uematsu E. Frederick Bair Neil Smith Craig A. Thiese Michael T. Wehn (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Inflation Protected Bond Fund

Stephen L. Bartolini

Brian J. Brennan

Geoffrey M. Hardin

Alan D. Levenson

Andrew C. McCormick

Michael F. Reinartz

Daniel O. Shackelford

Christopher J. Temple

Susan G. Troll

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Institutional Equity Funds

 Institutional Large-Cap Core Growth Fund

 Institutional Large-Cap Growth Fund

 Institutional Large-Cap Value Fund

 Institutional Mid-Cap Equity Growth Fund

 Institutional Small-Cap Stock Fund

 Institutional U.S. Structured Research Fund

Robert W. Sharps

Francisco M. Alonso

Brian W.H. Berghuis

Mark S. Finn

Ann M. Holcomb

John D. Linehan

Heather K. McPherson

Jason B. Polun

Larry J. Puglia

Taymour R. Tamaddon

Thomas H. Watson

Curt J. Organt

J. David Wagner

John F. Wakeman

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Institutional Income Funds

 Institutional Cash Reserves Fund

 Institutional Core Plus Fund

 Institutional Credit Opportunities Fund

 Institutional Floating Rate Fund

 Institutional Global Multi-Sector Bond Fund

 Institutional High Yield Fund

 Institutional Long Duration Credit Fund

Mark J. Vaselkiv

Brian J. Brennan

Steven C. Huber

Robert M. Larkins

Joseph K. Lynagh

Paul M. Massaro

Rodney M. Rayburn

David A. Tiberii

Stephen L. Bartolini

Jason A. Bauer

Steve Boothe

Christopher P. Brown, Jr.

Brian E. Burns

M. Helena Condez

Michael J. Conelius

Michael F. Connelly

Michael P. Daley

G. Richard Dent

Carson R. Dickson

Stephen M. Finamore

Quentin S. Fitzsimmons

Stephanie A. Gentile

Justin T. Gerbereux

David R. Giroux

Michael J. Grogan

Arif Husain

Andrew J. Keirle

Michael Lambe

Marcy M. Lash

Matthew Lawton

Alan D. Levenson

Andrew C. McCormick

Michael J. McGonigle

Cheryl A. Mickel

Samy B. Muaddi

Alexander S. Obaza

Kenneth A. Orchard

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Miso Park

Theodore E. Robson

Brian A. Rubin

Daniel O. Shackelford

Chen Shao

Jamie Shin

Jeanny Silva

Scott D. Solomon

Douglas D. Spratley

David Stanley

Kimberly A. Stokes

Ju Yen Tan

Robert. D. Thomas

Michael J. Trivino

Lauren T. Wagandt

Bineesha Wickremarachchi

J. Howard Woodward

David A. Yatzeck

Kelsie L. Palumbo

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Institutional International Funds

 Institutional Africa & Middle East Fund

 Institutional Emerging Markets Bond Fund

 Institutional Emerging Markets Equity Fund

 Institutional Frontier Markets Equity Fund

 Institutional Global Focused Growth Equity Fund

 Institutional Global Growth Equity Fund

 Institutional Global Value Equity Fund

 Institutional International Bond Fund

 Institutional International Concentrated Equity Fund

 Institutional International Core Equity Fund

 Institutional International Growth Equity Fund

Christopher D. Alderson

Oliver D.M. Bell

R. Scott Berg

Richard N. Clattenburg

Michael J. Conelius

David J. Eiswert

Arif Husain

Andrew J. Keirle

Sebastien Mallet

Raymond A. Mills

Joshua Nelson

Jason Nogueira

Kenneth A. Orchard

Gonzalo Pangaro

Federico Santilli

Ulle Adamson

Roy H. Adkins

Kennard W. Allen

Paulina Amieva

Malik S. Asif

Ziad Bakri

Harishankar Balkrishna

Sheena L. Barbosa

Peter J. Bates

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Carolyn Hoi Che Chu

Archibald Ciganer

Michael Della Vedova

Richard de los Reyes

Shawn T. Driscoll

Bridget A. Ebner

Mark S. Finn

Quentin S. Fitzsimmons

Aaron Gifford

Paul D. Greene II

Benjamin Griffiths

Amanda B. Hall

Richard L. Hall

Nabil Hanano

Steven C. Huber

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Stefan Hubrich

Tetsuji Inoue

Randal S. Jenneke

Nina P. Jones

Yoichiro Kai

Jai Kapadia

Christopher J. Kushlis

Mark J. Lawrence

Johannes Loefstrand

Anh Lu

Daniel Martino

Jonathan H.W. Matthews

Eric C. Moffett

Tobias F. Mueller

Sudhir Nanda

Thibault Nardin

Oluwaseun A. Oyegunle

Sebastian Schrott

Robert W. Sharps

John C.A. Sherman

Gabriel Solomon

Joshua K. Spencer

David Stanley

Taymour R. Tamaddon

Ju Yen Tan

Dean Tenerelli

Eric L. Veiel

Rupinder Vig

Zenon Voyiatzis

Verena E. Wachnitz

Dai Wang

Christopher S. Whitehouse

J. Howard Woodward

Ernest C. Yeung

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Intermediate Tax-Free High Yield Fund

James M. Murphy

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

International Funds

 Africa & Middle East Fund

 Asia Opportunities Fund

 Dynamic Global Bond Fund

 Emerging Europe Fund

 Emerging Markets Bond Fund

 Emerging Markets Corporate Bond Fund

 Emerging Markets Local Currency Bond Fund

 Emerging Markets Stock Fund

 Emerging Markets Value Stock Fund

 European Stock Fund

 Global Consumer Fund

 Global Growth Stock Fund

 Global High Income Bond Fund

 Global Industrials Fund

 Global Stock Fund

 International Bond Fund

 International Bond Fund (USD Hedged)

 International Concentrated Equity Fund

 International Discovery Fund

 International Stock Fund

 International Value Equity Fund

 Japan Fund

 Latin America Fund

 New Asia Fund

 Overseas Stock Fund

Christopher D. Alderson

Ulle Adamson

Peter J. Bates

Oliver D.M. Bell

R. Scott Berg

Archibald Ciganer

Richard N. Clattenburg

Michael J. Conelius

Michael Della Vedova

David J. Eiswert

Arif Husain

Andrew J. Keirle

Anh Lu

Jonathan H.W. Matthews

Raymond A. Mills

Eric C. Moffett

Samy B. Muaddi

Joshua Nelson

Jason Nogueira

Kenneth A. Orchard

Gonzalo Pangaro

Federico Santilli

Dean Tenerelli

Justin Thomson

Mark J. Vaselkiv

Verena E. Wachnitz

Ernest C. Yeung

Jason R. Adams

Roy H. Adkins

Syed H. Ali

Kennard W. Allen

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Paulina Amieva

Malik S. Asif

Ziad Bakri

Harishankar Balkrishna

Sheena L. Barbosa

Luis M. Baylac

Timothy F. Bei

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Ryan N. Burgess

Sheldon Chan

Andrew Chang

Tak Yiu Cheng

Carolyn Hoi Che Chu

Michael F. Connelly

Andrew S. Davis

Richard de los Reyes

Shawn T. Driscoll

Bridget A. Ebner

Henry M. Ellenbogen

Ryan W. Ferro

Mark S. Finn

Quentin S. Fitzsimmons

Melissa C. Gallagher

Justin T. Gerbereux

Aaron Gifford

Vishnu Vardhan Gopal

Joel Grant

Paul D. Greene II

Benjamin Griffiths

Gianluca Guicciardi

Amanda B. Hall

Richard L. Hall

Nabil Hanano

Daniel Hirsch

Steven C. Huber

Stefan Hubrich

Hiromasa Ikeda

Tetsuji Inoue

Michael D. Jacobs

Randal S. Jenneke

Prashant G. Jeyaganesh

Nina P. Jones

Yoichiro Kai

Jacob H. Kann

Jai Kapadia

Takanori Kobayashi

Christopher J. Kushlis

Shengrong Lau

Mark J. Lawrence

Jacqueline L. Liu

Johannes Loefstrand

Oxana Lyalina

Sebastien Mallet

Ryan Martyn

Jihong Min

Ivan Morozov

Tobias F. Mueller

Thibault Nardin

Philip A. Nestico

Michael Niedzielski

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Sridhar Nishtala

Curt J. Organt

Paul T. O’Sullivan

Oluwaseun A. Oyegunle

Vivek Rajeswaran

Melanie A. Rizzo

David L. Rowlett

Mariel Santiago

Sebastian Schrott

Robert W. Sharps

John C.A. Sherman

Gabriel Solomon

Eunbin Song

Joshua K. Spencer

David Stanley

Taymour R. Tamaddon

Ju Yen Tan

Sin Dee Tan

Siby Thomas

Mitchell J.K. Todd

Rupinder Vig

Kes Visuvalingam

Chris Vost

Zenon Voyiatzis

David J. Wallack

Dai Wang

Hiroshi Watanabe

Christopher S. Whitehouse

Clive M. Williams

J. Howard Woodward

Marta Yago

Benjamin T. Yeagle

Alison Mei Ling Yip

Eric Yuan

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

International Index Fund International Equity Index Fund	Neil Smith E. Frederick Bair Craig A. Thiese Ken D. Uematsu Michael T. Wehn (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President

Limited Duration Inflation Focused Bond Fund

Stephen L. Bartolini

Brian J. Brennan

Jerome A. Clark

Geoffrey M. Hardin

Wyatt A. Lee

Andrew C. McCormick

Michael F. Reinartz

Daniel O. Shackelford

Christopher J. Temple

Susan G. Troll

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Mid-Cap Growth Fund

Brian W.H. Berghuis

John F. Wakeman

Kennard W. Allen

Ziad Bakri

Shawn T. Driscoll

Donald J. Easley

Henry M. Ellenbogen

Joseph B. Fath

Robert J. Marcotte

Ian C. McDonald

Jason Nogueira

Vivek Rajeswaran

Joshua K. Spencer

Justin P. White

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Mid-Cap Value Fund

David J. Wallack

Heather K. McPherson

Ryan N. Burgess

Christopher W. Carlson

Richard de los Reyes

Mark S. Finn

Ryan S. Hedrick

Nina P. Jones

Melanie A. Rizzo

Gabriel Solomon

J. David Wagner

Justin P. White

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Multi-Sector Account Portfolios

 Emerging Markets Corporate Multi-Sector Account Portfolio

 Emerging Markets Local Multi-Sector Account Portfolio

 Floating Rate Multi-Sector Account Portfolio

 High Yield Multi-Sector Account Portfolio

 Investment-Grade Corporate Multi-Sector Account Portfolio

 Mortgage-Backed Securities Multi-Sector Account Portfolio

Edward A. Wiese

Steve Boothe

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

Samy B. Muaddi

Mark J. Vaselkiv

Roy H. Adkins

Anil K. Andhavarapu

Stephen L. Bartolini

Peter I. Botoucharov

Tala Boulos

Brian J. Brennan

Christopher P. Brown, Jr.

Brian E. Burns

Sheldon Chan

Carolyn Hoi Che Chu

Michael J. Conelius

Michael F. Connelly

Michael P. Daley

Ramon R. de Castro

Stephen M. Finamore

Justin T. Gerbereux

Aaron Gifford

Michael J. Grogan

Richard L. Hall

Steven C. Huber

Arif Husain

Keir R. Joyce

Steven M. Kohlenstein

Christopher J. Kushlis

Michael Lambe

Alan D. Levenson

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Michael J. McGonigle

Ivan Morozov

Alexander S. Obaza

Kenneth A. Orchard

Miso Park

Theodore E. Robson

Brian A. Rubin

Mariel Santiago

Michael K. Sewell

Jeanny Silva

David Stanley

Kimberly A. Stokes

Ju Yen Tan

Robert. D. Thomas

Siby Thomas

David A. Tiberii

Lauren T. Wagandt

John D. Wells

Bineesha Wickremarachchi

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Multi-Strategy Total Return Fund

Richard de los Reyes

Stefan Hubrich

Henry M. Ellenbogen

David R. Giroux

Arif Husain

John D. Linehan

Sebastien Page

Robert W. Sharps

Justin Thomson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

Co-President Co-President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

New America Growth Fund

Justin P. White

Ziad Bakri

Brian W.H. Berghuis

Eric L. DeVilbiss

Shawn T. Driscoll

Ian C. McDonald

Curt J. Organt

David L. Rowlett

Robert W. Sharps

Taymour R. Tamaddon

Craig A. Thiese

Thomas H. Watson

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

New Era Fund

Shawn T. Driscoll

Syed H. Ali

Boyko Atanassov

Richard de los Reyes

Donald J. Easley

Mark S. Finn

Ryan S. Hedrick

Jon R. Hussey

Shinwoo Kim

Matt Mahon

Ryan Martyn

Heather K. McPherson

Christian M. O’Neill

John Qian

Vivek Rajeswaran

Thomas A. Shelmerdine

Craig A. Thiese

David J. Wallack

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New Horizons Fund

Henry M. Ellenbogen

Francisco M. Alonso

Ziad Bakri

Brian W.H. Berghuis

Michael F. Blandino

Christopher W. Carlson

Eric L. DeVilbiss

Anouk Dey

Barry Henderson

Adam Poussard

Alexander P. Roik

Corey D. Shull

Joshua K. Spencer

Justin Thomson

Alan Tu

J. David Wagner

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New Income Fund

Daniel O. Shackelford

Stephen L. Bartolini

Steve Boothe

Brian J. Brennan

Christopher P. Brown, Jr.

Michael J. Grogan

Geoffrey M. Hardin

Robert M. Larkins

Matthew Lawton

Alan D. Levenson

Andrew C. McCormick

Susan G. Troll

Kelsie L. Palumbo

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Fund	Name	Position Held With Fund

Personal Strategy Funds Personal Strategy Balanced Fund Personal Strategy Growth Fund Personal Strategy Income Fund

Charles M. Shriver

Christopher D. Alderson

Francisco M. Alonso

E. Frederick Bair

Jerome A. Clark

Kimberly E. DeDominicis

Mark S. Finn

David R. Giroux

Arif Husain

Wyatt A. Lee

Raymond A. Mills

Sebastien Page

Larry J. Puglia

Daniel O. Shackelford

Robert W. Sharps

Guido F. Stubenrauch

Toby M. Thompson

Justin Thomson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Quantitative Management Funds QM Global Equity Fund QM U.S. Small & Mid-Cap Core Equity Fund QM U.S. Small-Cap Growth Equity Fund QM U.S. Value Equity Fund	Sudhir Nanda Vinit Agrawal Prashant G. Jeyaganesh Farris G. Shuggi George Gao Vidya Kadiyam Navneesh Malhan Jordan S. Pryor Erik von Heijne Anthony Zhu (For remaining officers, refer to the “All funds” table)	President Executive Vice President Executive Vice President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Real Assets Fund

Wyatt A. Lee

Boyko Atanassov

E. Frederick Bair

Stephen L. Bartolini

Richard de los Reyes

Shawn T. Driscoll

Stefan Hubrich

Nina P. Jones

David M. Lee

Sebastien Page

Daniel O. Shackelford

Charles M. Shriver

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Real Estate Fund	David M. Lee Thomas J. Huber Nina P. Jones Daniel A. McCulley Philip A. Nestico Dante Pearson Preeta Ragavan Theodore E. Robson Weijie Si (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

TRP Reserve Investment Funds Government Reserve Fund Short-Term Fund Short-Term Government Fund Treasury Reserve Fund

Joseph K. Lynagh

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

March M. Lash

Alan D. Levenson

Cheryl A. Mickel

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Retirement Funds

 Retirement 2005 Fund

 Retirement 2010 Fund

 Retirement 2015 Fund

 Retirement 2020 Fund

 Retirement 2025 Fund

 Retirement 2030 Fund

 Retirement 2035 Fund

 Retirement 2040 Fund

 Retirement 2045 Fund

 Retirement 2050 Fund

 Retirement 2055 Fund

 Retirement 2060 Fund

 Retirement Balanced Fund

 Retirement I 2005 Fund—I Class

 Retirement I 2010 Fund—I Class

 Retirement I 2015 Fund—I Class

 Retirement I 2020 Fund—I Class

 Retirement I 2025 Fund—I Class

 Retirement I 2030 Fund—I Class

 Retirement I 2035 Fund—I Class

 Retirement I 2040 Fund—I Class

 Retirement I 2045 Fund—I Class

 Retirement I 2050 Fund—I Class

 Retirement I 2055 Fund—I Class

 Retirement I 2060 Fund—I Class

 Retirement Balanced I Fund—I Class

 Retirement Income 2020 Fund

 Target 2005 Fund

 Target 2010 Fund

 Target 2015 Fund

 Target 2020 Fund

 Target 2025 Fund

 Target 2030 Fund

 Target 2035 Fund

 Target 2040 Fund

 Target 2045 Fund

 Target 2050 Fund

 Target 2055 Fund

 Target 2060 Fund

Jerome A. Clark

Wyatt A. Lee

Christopher D. Alderson

Francisco M. Alonso

Kimberly E. DeDominicis

David R. Giroux

Arif Husain

Sebastien Page

Robert A. Panariello

Daniel O. Shackelford

Robert W. Sharps

Charles M. Shriver

Guido F. Stubenrauch

Justin Thomson

James A. Tzitzouris, Jr.

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

Co-President

Co-President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Science & Technology Fund

Kennard W. Allen

Brian W.H. Berghuis

Greg Dunham

David J. Eiswert

Paul D. Greene II

Jacqueline L. Liu

Tobias F. Mueller

Emily C. Scudder

Joshua K. Spencer

Alan Tu

Anthony Wang

Thomas H. Watson

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Short-Term Bond Fund Ultra Short-Term Bond Fund

Cheryl A. Mickel

Joseph K. Lynagh

Michael F. Reinartz

Stephen L. Bartolini

Jason T. Collins

M. Helena Condez

Michael P. Daley

Levent Demirekler

Stephanie A. Gentile

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Steven M. Kohlenstein

Andrew C. McCormick

Alexander S. Obaza

Chen Shao

Douglas D. Spratley

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Small-Cap Stock Fund

Francisco M. Alonso

Andrew S. Davis

Christopher T. Fortune

John Hall

Ryan S. Hedrick

Robert J. Marcotte

Curt J. Organt

Charles G. Pepin

Robert T. Quinn

Alexander P. Roik

Joshua K. Spencer

J. David Wagner

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Value Fund

J. David Wagner

Francisco M. Alonso

Christopher T. Fortune

Ryan S. Hedrick

Curt J. Organt

Robert T. Quinn

Preeta Ragavan

Vivek Rajeswaran

Alexander P. Roik

Farris G. Shuggi

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Spectrum Funds Spectrum Growth Fund Spectrum Income Fund Spectrum International Fund

Charles M. Shriver

Christopher D. Alderson

Francisco M. Alonso

Kimberly E. DeDominicis

David R. Giroux

Arif Husian

Wyatt A. Lee

Sebastien Page

Daniel O. Shackelford

Robert W. Sharps

Guido F. Stubenrauch

Toby M. Thompson

Justin Thomson

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

State Tax-Free Funds

 California Tax-Free Bond Fund

 California Tax-Free Money Fund

 Georgia Tax-Free Bond Fund

 Maryland Short-Term Tax-Free Bond Fund

 Maryland Tax-Free Bond Fund

 Maryland Tax-Free Money Fund

 New Jersey Tax-Free Bond Fund

 New York Tax-Free Bond Fund

 New York Tax-Free Money Fund

 Virginia Tax-Free Bond Fund

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Stephanie A. Gentile

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Alan D. Levenson

James T. Lynch

James M. Murphy

Linda A. Murphy

Chen Shao

Douglas D. Spratley

Timothy G. Taylor

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Summit Income Funds Cash Reserves Fund

Joseph K. Lynagh

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Marcy M. Lash

Alan D. Levenson

Cheryl A. Mickel

Chen Shao

Douglas D. Spratley

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Summit Municipal Funds Summit Municipal Income Fund Summit Municipal Intermediate Fund Summit Municipal Money Market Fund

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

Colin T. Bando

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Stephanie A. Gentile

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Alan D. Levenson

James T. Lynch

Cheryl A. Mickel

James M. Murphy

Linda A. Murphy

Chen Shao

Douglas D. Spratley

Timothy G. Taylor

Robert D. Thomas

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Tax-Efficient Funds Tax-Efficient Equity Fund	Donald J. Peters Kennard W. Allen Ziad Bakri Andrew S. Davis Greg Dunham Donald J. Easley Weijie Si Matthew J. Snowling Alan Tu Mark R. Weigman (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Tax-Exempt Money Fund	Joseph K. Lynagh M. Helena Condez G. Richard Dent Stephanie A. Gentile Marcy M. Lash Alan D. Levenson Chen Shao Douglas D. Spratley Robert D. Thomas (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Free High Yield Fund

James M. Murphy

R. Lee Arnold, Jr.

Austin Applegate

Colin T. Bando

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Tax-Free Income Fund

Konstantine B. Mallas

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Marcy M. Lash

James T. Lynch

Hugh D. McGuirk

James M. Murphy

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Free Short-Intermediate Fund

Charles B. Hill

Austin Applegate

M. Helena Condez

G. Richard Dent

Dylan Jones

Marianna Korpusova

Marcy M. Lash

Joseph K. Lynagh

James T. Lynch

Konstantine B. Mallas

Hugh D. McGuirk

Chen Shao

Timothy G. Taylor

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Total Return Fund

Andrew C. McCormick

Christopher P. Brown, Jr.

Stephen L. Bartolini

Jason A. Bauer

Brian J. Brennan

Oliver Gjoneski

Steven C. Huber

Robert M. Larkins

Yongheon Lee

Kelsie L. Palumbo

Daniel O. Shackelford

Christopher J. Temple

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
U.S. Bond Enhanced Index Fund

Robert M. Larkins

Stephen L. Bartolini

Brian J. Brennan

Christopher P. Brown, Jr.

Andrew C. McCormick

Daniel O. Shackelford

Scott D. Solomon

David A. Tiberii

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
U.S. Large-Cap Core Fund

Jeffrey Rottinghaus

Peter J. Bates

Shawn T. Driscoll

Joseph B. Fath

Mark S. Finn

Paul D. Greene II

Ryan S. Hedrick

Heather K. McPherson

Jason Nogueira

Gabriel Solomon

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

U.S. Treasury Funds U.S. Treasury Intermediate Fund U.S. Treasury Long-Term Fund U.S. Treasury Money Fund

Brian J. Brennan

Joseph K. Lynagh

Stephen L. Bartolini

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Geoffrey M. Hardin

Keir R. Joyce

Marcy M. Lash

Alan D. Levenson

Andrew C. McCormick

Cheryl A. Mickel

Daniel O. Shackelford

Chen Shao

Douglas D. Spratley

Robert D. Thomas

Kelsie L. Palumbo

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Value Fund

Mark S. Finn

Boyko Atanassov

Peter J. Bates

Jason A. Bauer

Andrew S. Davis

Vincent M. DeAugustino

Joel Grant

Jon R. Hussey

John D. Linehan

Daniel Martino

Heather K. McPherson

Christian M. O’Neill

Weijie Si

Joshua K. Spencer

Tamara P. Wiggs

Jon D. Wood

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

(a) Certain officers of the corporation do not serve as officers with respect to the fund; the High Yield Fund’s officers are Edward A. Wiese, Mark J. Vaselkiv, Jason A. Bauer, Michael F. Connelly, Michael Della Vedova, Carson R. Dickson, Stephen M. Finamore, Justin T. Gerbereux, Paul M. Massaro, Brian A. Rubin, Jamie Shin, and Michael J. Trivino.

(b) Certain officers of the corporation do not serve as officers with respect to the fund; the U.S. High Yield Fund’s officers are Edward A. Wiese, Kevin P. Loome, Charles Devereux, Devon Everhart, Matthew Fanandakis, Gregg Gola, and Douglas Zinser.

Officers

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Jason R. Adams, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Research Analyst, Caxton Associates (to 2015)	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Equity Income Fund, and International Funds

Ulle Adamson, CFA,1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds

Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Vinit Agrawal, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, Equity Income Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Christopher D. Alderson, 1962 Director and Vice President, T. Rowe Price International; Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.	President, Institutional International Funds and International Funds; Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Syed H. Ali, 1970 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds and New Era Fund

Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Science & Technology Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, and Tax-Efficient Funds

Francisco M. Alonso, 1978 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, New Horizons Fund, Personal Strategy Funds, Retirement Funds, Small-Cap Value Fund, and Spectrum Funds

Paulina Amieva, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Anil K. Andhavarapu, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund

R. Lee Arnold, Jr., CFA, CPA, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund

Malik S. Asif, 1981 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Boyko Atanassov, CFA,1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Era Fund, Real Assets Fund, and Value Fund
E. Frederick Bair, CFA, CPA, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Index Trust, International Index Fund, Personal Strategy Funds, and Real Assets Fund
Ziad Bakri, M.D., CFA,1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds

Harishankar Balkrishna, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds

Colin T. Bando, CFA,1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Analyst, PFM Group in New York (to 2014)	Vice President, Summit Municipal Funds and Tax-Free High Yield Fund

Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Stephen L. Bartolini, CFA,1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund; Executive Vice President, New Income Fund; Vice President, Global Allocation Fund, Institutional Income Funds, Multi-Sector Account Portfolios, Real Assets Fund, Short-Term Bond Fund, Total Return Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Peter J. Bates, CFA,1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, Total Return Fund, and Value Fund
Luis M. Baylac, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Timothy F. Bei, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds
Oliver D.M. Bell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds

R. Scott Berg, CFA,1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Institutional International Funds and International Funds
Brian W.H. Berghuis, CFA,1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund

Michael F. Blandino, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund

Steve Boothe, CFA,1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Corporate Income Fund and Multi-Sector Account Portfolios; Vice President, Capital Appreciation & Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and New Income Fund

Peter I. Botoucharov, 1965 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Tala Boulos, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Darrell N. Braman, 1963

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Vice President and Secretary, all funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Brian J. Brennan, CFA,1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Total Return Fund, and U.S. Bond Enhanced Index Fund

Christopher P. Brown, Jr., CFA,1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Total Return Fund; Vice President, GNMA Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund
Ryan N. Burgess, CFA,1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Mid-Cap Value Fund

Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund

Jon B. Casper, 1989

Vice President, T. Rowe Price; formerly student, The Wharton School, University of Pennsylvania (to 2016); formerly Corporate Strategy Manager, Capital One Financial Corporation (to 2014)

Vice President, Financial Services Fund
Sheldon Chan, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios
Andrew Chang, 1983 Vice President, T. Rowe Price Group, Inc.	Vice President, International Funds

Tak Yiu Cheng, CFA, CPA, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds

Paul Y. Cho, 1986

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2015); formerly Investment Analyst, Maverick Capital (to 2013)

Vice President, Communications & Technology Fund

Carolyn Hoi Che Chu, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Archibald Ciganer, CFA,1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Jerome A. Clark, CFA,1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Co-President, Retirement Funds; Vice President, Limited Duration Inflation Focused Bond Fund and Personal Strategy Funds
Richard N. Clattenburg, CFA,1979 Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds; Vice President, Capital Appreciation & Income Fund and Global Real Estate Fund
David Clewell, CFA,1984 Assistant Vice President, T. Rowe Price	Vice President, Global Allocation Fund

Jason T. Collins, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
M. Helena Condez, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Michael J. Conelius, CFA,1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Michael F. Connelly, CFA,1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios

Michael P. Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund

Andrew S. Davis, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Growth Stock Fund, International Funds, Small-Cap Stock Fund, Tax-Efficient Funds, and Value Fund

Vincent M. DeAugustino, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and Value Fund
Ramon R. de Castro, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Richard de los Reyes, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Multi-Strategy Total Return Fund; Vice President, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, and Real Assets Fund

Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Global Multi-Sector Bond Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional International Funds

Levent Demirekler, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Short-Term Bond Fund
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, Intermediate Tax-Free High Yield Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Charles Devereux, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head Analyst, Henderson Global Investors (to 2017); Director, Delaware Investments (to 2013)	Vice President, High Yield Fund (serves only with respect to the High Yield Fund)

Eric L. DeVilbiss, CFA,1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Growth Stock Fund, New America Growth Fund, and New Horizons Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Anouk Dey, CFA,1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund
Carson R. Dickson, CFA, CPA, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds

Anna A. Dreyer, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, New Era Fund; Vice President, Capital Appreciation Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, Real Assets Fund, and U.S. Large-Cap Core Fund

Greg Dunham, CFA,1974 Vice President, T. Rowe Price and T. Rowe Price Group; formerly Analyst, Goldman Sachs (to 2015)	Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, Science & Technology Fund, and Tax-Efficient Funds
Donald J. Easley, CFA,1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Capital Opportunity Fund, Mid-Cap Growth Fund, New Era Fund, and Tax-Efficient Funds

Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds

David J. Eiswert, CFA,1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International

Executive Vice President, Institutional International Funds and International Funds; Vice President, Communications & Technology Fund, Global Technology Fund, Growth Stock Fund, and Science & Technology Fund

Henry M. Ellenbogen, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Communications & Technology Fund, Global Technology Fund, International Funds, Mid-Cap Growth Fund, and Multi-Strategy Total Return Fund

Sarah J. Engle, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund

Devon Everhart, CFA,1977

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Research Analyst, Henderson Global Investors (to 2017); Senior Research Analyst, Delaware Investments
(to 2013)

Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Matthew Fanandakis, CFA,1983

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Fixed Income Research Analyst, Henderson Global Investors (to 2017); Fixed Income Research Analyst, Delaware Investments (to 2013)

Vice President, High Yield Fund (serves only with respect to the High Yield Fund)
Joseph B. Fath, CPA, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth Stock Fund; Vice President, Capital Opportunity Fund, Communications & Technology Fund, Growth & Income Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Ryan W. Ferro, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Tuck School of Business at Dartmouth (to 2014)	Vice President, International Funds

Stephen M. Finamore, CFA,1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Capital Appreciation & Income Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios

Mark S. Finn, CFA, CPA, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Capital Opportunity Fund, Equity Income Fund, Growth & Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, Personal Strategy Funds, and U.S. Large-Cap Core Fund

Quentin S. Fitzsimmons, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Portfolio Manager, Royal Bank of Scotland Group (to 2015)	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, and International Funds
Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Jon M. Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Financial Services Fund, and Growth Stock Fund

Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
George Gao, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Quantitative Management Funds

Stephanie A. Gentile, CFA,1956 Vice President, T. Rowe Price; formerly Director, Credit Suisse Securities (to 2014)

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Justin T. Gerbereux, CFA,1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, International Funds, and Multi-Sector Account Portfolios
Aaron Gifford, CFA,1987 Vice President, T. Rowe Price; formerly Strategist, Morgan & Stanley & Co. LLC (to 2017); Strategist, HSBC Securities (to 2013)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

David R. Giroux, CFA,1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Capital Appreciation Fund; Co-President, Capital Appreciation & Income Fund; Vice President, Floating Rate Fund, Institutional Income Funds, Multi-Strategy Total Return Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Oliver Gjoneski, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Quantitative and Risk Analyst, DC Energy (to 2013)	Vice President, Total Return Fund
Gregg Gola, CFA,1965 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Trader and Analyst, Henderson Global Investors (to 2017); Divisional Director, Delaware Investments (to 2013)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Vishnu Vardhan Gopal, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Joel Grant, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, Fidelity International (to 2014)	Vice President, International Funds and Value Fund

Gary J. Greb, 1961 Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Trust Company	Vice President, all funds
Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Communications & Technology Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Global Technology Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Science & Technology Fund, and U.S. Large-Cap Core Fund

Benjamin Griffiths, CFA,1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Michael J. Grogan, CFA,1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Short-Term Bond Fund

Gianluca Guicciardi, 1983

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly summer associate, AT Kearney, (to 2014); Equity Salesperson, Carnegie Investment Bank (to 2013)

Vice President, International Funds
Amanda B. Hall, CFA,1985 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly student, Stanford Graduate School of Business (to 2014)	Vice President, Institutional International Funds and International Funds
John Hall, 1977 Vice President, T. Rowe Price	Vice President, Health Sciences Fund and Small-Cap Stock Fund

Richard L. Hall, 1979 Vice President, T. Rowe Price and T. Rowe Price Group Inc.	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Nabil Hanano, CFA,1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds

Robert L. Harlow, CAIA, CFA,1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Ryan S. Hedrick, CFA,1980 Vice President, T. Rowe Price and T. Rowe Price Group Inc.

Vice President, Blue Chip Growth Fund, Capital Appreciation & Income Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Growth & Income Fund, Mid-Cap Value Fund, New Era Fund, Small-Cap Stock Fund, Small-Cap Value Fund, and U.S. Large-Cap Core Fund

Barry Henderson, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund

Charles B. Hill, CFA,1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Daniel Hirsch, CFA,1985 Employee, T. Rowe Price; formerly Global Equity Analyst, Turner Investments (to 2013)	Vice President, International Funds
Ann M. Holcomb, CFA,1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds
Steven C. Huber, CFA, FSA, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International

President, Global Multi-Sector Bond Fund; Executive Vice President, Institutional Income Funds; Vice President, Floating Rate Fund, Global Allocation Fund, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Total Return Fund

Thomas J. Huber, CFA,1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund and Real Estate Fund
Stefan Hubrich, Ph.D., CFA,1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Multi-Strategy Total Return Fund; Vice President, Global Allocation Fund, Institutional International Funds, International Funds, and Real Assets Fund
Arif Husain, CFA,1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, Multi-Strategy Total Return Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Jon R. Hussey, CFA,1982 Vice President, T. Rowe Price; formerly student, University of Chicago Booth School of Business (to 2016); formerly Analyst, Driehaus Capital Management (to 2014)	Vice President, New Era Fund and Value Fund

Hiromasa Ikeda, 1971 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Manager, Fidelity Korea (to 2014)	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Tetsuji Inoue, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Stephon A. Jackson, CFA,1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Mid-Cap Growth Fund

Michael D. Jacobs, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, International Funds

Rachel Jonas, 1983 Vice President, T. Rowe Price; formerly Analyst, Sands Capital Management (to 2016); student, Harvard Business School (to 2014)	Vice President, Health Sciences Fund
Dylan Jones, CFA,1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Nina P. Jones, CPA, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Global Real Estate Fund; Vice President, Capital Appreciation Fund, Financial Services Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, Real Assets Fund, and Real Estate Fund

Keir R. Joyce, CFA,1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and U.S. Treasury Funds

Vidya Kadiyam, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Quantitative Management Funds

Yoichiro Kai, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Jacob H. Kann, CFA,1987 Vice President, T. Rowe Price	Vice President, International Funds

Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund and Institutional Income Funds
Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund and New Era Fund

Takanori Kobayashi, 1981 Vice President, T. Rowe Price International; formerly Research Analyst, Allianz Global Investors (to 2017); Research Analyst, Point72 Asia Asset Management (to 2014)	Vice President, International Funds

Steven M. Kohlenstein, 1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Short-Term Bond Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Marianna Korpusova, CFA,1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The University of Chicago (to 2014)	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Paul J. Krug, CPA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, all funds
Christopher J. Kushlis, CFA,1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Michael Lambe, CFA,1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Robert M. Larkins, CFA,1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, U.S. Bond Enhanced Index Fund; Executive Vice President, Institutional Income Funds; Vice President, Balanced Fund, Global Allocation Fund, New Income Fund, and Total Return Fund

Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Intermediate Tax-Free High Yield Fund, Institutional Income Funds, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Shengrong Lau, 1982 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Matthew Lawton, CFA,1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and New Income Fund
David M. Lee, CFA,1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Real Estate Fund; Vice President, Dividend Growth Fund, Global Real Estate Fund, and Real Assets Fund
Wyatt A. Lee, CFA,1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Real Assets Fund; Co-President, Retirement Funds; Vice President, Balanced Fund, Limited Duration Inflation Focused Bond Fund, Personal Strategy Funds, and Spectrum Funds

Yongheon Lee, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Total Return Fund

Alan D. Levenson, Ph.D., 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, GNMA Fund, Government Money Fund, Inflation Protected Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, CFA,1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Equity Income Fund; Executive Vice President, Institutional Equity Funds; Vice President, Multi-Strategy Total Return Fund and Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Jacqueline L. Liu, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Investment Analyst, Fidelity International Hong Kong Limited (to 2014)	Vice President, Communications & Technology Fund, Global Technology Fund, International Funds, and Science & Technology Fund

Gregory Locraft, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund

Johannes Loefstrand, 1988 Employee, T. Rowe Price; formerly Investment Analyst, Arisaig Partners (to 2013)	Vice President, Institutional International Funds and International Funds

Kevin P. Loome, CFA,1967

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Head of U.S. Credit, Henderson Global Investors (to 2017); Head of High Yield and Bank Loans, Delaware Investments (to 2013)

Executive Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds
Oxana Lyalina, 1987 Vice President, T. Rowe Price International	Vice President, International Funds

Joseph K. Lynagh, CFA,1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Government Money Fund, TRP Reserve Funds, Summit Income Funds, and Tax-Exempt Money Fund; Executive Vice President, Institutional Income Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Municipal Funds, and U.S. Treasury Funds; Vice President, Tax-Free Short-Intermediate Fund

James T. Lynch, CFA,1983 Vice President, T. Rowe Price	Vice President, State Tax-Free Funds, Summit Municipal Funds, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Matt Mahon, 1985 Vice President, T. Rowe Price; formerly student, The Wharton School, University of Pennsylvania (to 2016); Analyst, Water Street Capital (to 2014)	Vice President, Diversified Mid-Cap Growth Fund, Equity Income Fund, and New Era Fund
Navneesh. Malhan, CFA,1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, BlackRock (to 2015)	Vice President, Quantitative Management Funds

Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Income Fund; Executive Vice President, State Tax-Free Funds, and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds; Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund and Global Technology Fund

Daniel Martino, CFA,1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Equity Income Fund, Growth Stock Fund, Institutional International Funds, and Value Fund

Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and New Era Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
George A. Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and Equity Income Fund

Paul M. Massaro, CFA,1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund; Co-President, Capital Appreciation & Income Fund; Executive Vice President, Institutional Income Funds and Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund, Global Multi-Sector Bond Fund, and High Yield Fund (serves only with respect to the High Yield Fund)

Catherine D. Mathews, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President and Treasurer, all funds

Jonathan H.W. Matthews, CFA,1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds

Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, GNMA Fund and Total Return Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, New Income Fund, Short-Term Bond Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Daniel A. McCulley, 1987 Vice President, T. Rowe Price; formerly summer intern, Clearbridge Investments (to 2015); Associate Research Analyst, T. Rowe Price (to 2013)	Vice President, Global Real Estate Fund and Real Estate Fund

Ian C. McDonald, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Mid-Cap Growth Fund, and New America Growth Fund

Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Hugh D. McGuirk, CFA,1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, State Tax-Free Funds and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Heather K. McPherson, CPA, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Institutional Equity Funds and Mid-Cap Value Fund; Vice President, Equity Income Fund, Global Technology Fund, Growth & Income Fund, New Era Fund, U.S. Large-Cap Core Fund, and Value Fund

Sean P. McWilliams, 1988 Vice President, T. Rowe Price	Vice President, Global Allocation Fund

Cheryl A. Mickel, CFA,1967 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Short-Term Bond Fund; Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Summit Income Funds, Summit Municipal Funds, and U.S. Treasury Funds
Raymond A. Mills, Ph.D., CFA,1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	Executive Vice President, Institutional International Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Personal Strategy Funds

Jihong Min, 1979 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Joseph Mlinac, CFA,1983 Employee, T. Rowe Price	Vice President, Financial Services Fund

Eric C. Moffett, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds

Ivan Morozov, CFA,1987 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Rating Analyst, Standard & Poor’s, London (to 2013)	Vice President, International Funds and Multi-Sector Account Portfolios
Samy B. Muaddi, CFA,1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, and Institutional Income Funds

Tobias F. Mueller, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Technology Fund, Institutional International Funds, International Funds, and Science & Technology Fund

James M. Murphy, CFA,1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free Income Fund

Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, and Tax-Free High Yield Fund

Sudhir Nanda, Ph.D., CFA,1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Quantitative Management Funds; Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, and Institutional International Funds
Thibault Nardin, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund, Institutional International Funds, and International Funds

Jeffrey R. Nathan, 1985 Vice President, T. Rowe Price	Vice President, Financial Services Fund
Joshua Nelson, 1977 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds

Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Real Estate Fund, International Funds, and Real Estate Fund

Michael Niedzielski, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Manager and Analyst, Fidelity Investments, Boston and London Offices (to 2015)	Vice President, International Funds

Sridhar Nishtala, 1975 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Jason Nogueira, CFA,1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Institutional International Funds and International Funds; Vice President, Capital Opportunity Fund, Growth & Income Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund

Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

David Oestreicher, 1967

Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Chief Legal Officer and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price International; Vice President, Price Hong Kong and Price Singapore

Vice President, all funds

Christian M. O’Neill, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Mid-Cap Growth Fund, New Era Fund, and Value Fund

Kenneth A. Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Global Multi-Sector Bond Fund, Institutional International Funds, and International Funds; Vice President, Institutional Income Funds and Multi-Sector Account Portfolios

Curt J. Organt, CFA,1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional Equity Funds, International Funds, New America Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Paul T. O’Sullivan, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Oluwaseun A. Oyegunle, CFA,1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Sebastien Page, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Global Allocation Fund, Multi-Strategy Total Return Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds
Kelsie L. Palumbo, 1989 Assistant Vice President, T. Rowe Price	Vice President, Total Return Fund; Assistant Vice President, Institutional Income Funds, New Income Fund, Total Return Fund, and U.S. Treasury Funds

Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund and Retirement Funds

Gonzalo Pangaro, CFA,1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
Miso Park, CFA,1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Dante Pearson, 1990 Employee, T. Rowe Price; formerly Equity Analyst Intern, MFS (to 2016); summer intern, T. Rowe Price (to 2015); Equity Research Associate, Spears Abacus Advisors (to 2013)	Vice President, Global Real Estate Fund and Real Estate Fund

Charles G. Pepin, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds

Jason B. Polun, CFA,1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds
Adam Poussard, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Health Sciences Fund, and New Horizons Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
Jordan S. Pryor, 1991 Employee, T. Rowe Price; formerly research assistant, Johns Hopkins University Department of Applied Mathematics and Statistics (to 2014)	Vice President, Quantitative Management Funds

Larry J. Puglia, CFA, CPA, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund and Personal Strategy Funds
John Qian 1989 Employee, T. Rowe Price; formerly summer intern, T. Rowe Price (to 2016); Senior Manager, American Express (to 2013)	Vice President, New Era Fund

Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund

Preeta Ragavan, CFA,1987 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Global Real Estate Fund, Real Estate Fund, and Small-Cap Value Fund
Vivek Rajeswaran, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue-Chip Growth Fund, International Funds, Mid-Cap Growth Fund, New Era Fund, and Small-Cap Value Fund

John W. Ratzesberger, 1975

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly North American Head of Listed Derivatives Operation, Morgan Stanley (to 2013)

Vice President, all funds

Shannon Hofher Rauser, 1987 Employee, T. Rowe Price	Assistant Secretary, all funds
Rodney M. Rayburn, CFA,1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Värde Partners (to 2014)	President, Credit Opportunities Fund; Executive Vice President, Institutional Income Funds

Michael F. Reinartz, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Short-Term Bond Fund; Vice President, Inflation Protected Bond Fund and Limited Duration Inflation Focused Bond Fund
Darrell M. Riley, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund

Melanie A. Rizzo, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, International Funds, and Mid-Cap Value Fund
Theodore E. Robson, CFA,1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Real Estate Fund
Alexander P. Roik, CFA,1991 Vice President, T. Rowe Price	Vice President, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jeffrey Rottinghaus, CPA, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Growth & Income Fund and U.S. Large-Cap Core Fund; Vice President, Capital Appreciation Fund, Capital Opportunity Fund, and Dividend Growth Fund
David L. Rowlett, CFA,1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Growth Stock Fund, International Funds, and New America Growth Fund
Brian A. Rubin, CPA, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund (serves only with respect to the High Yield Fund), Institutional Income Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Mariel Santiago, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Equity Research Analyst, HSBC Securities, Inc. (to 2014)	Vice President, International Funds and Multi-Sector Account Portfolios
Federico Santilli, CFA,1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds

Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Emily C. Scudder, CFA, CPA, 1985

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2015); Equity Research Associate, BMO Capital Markets (to 2013)

Vice President, Science & Technology Fund

Michael K. Sewell, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund and Multi-Sector Account Portfolios

Daniel O. Shackelford, CFA,1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, New Income Fund; Vice President, Inflation Protected Bond Fund, Institutional Income Funds, Limited Duration Inflation Focused Bond Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, Spectrum Funds, Total Return Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Chen Shao, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Intermediate Tax-Free High Yield Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Thomas A. Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, New Era Fund
John C.A. Sherman, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
I-Hung Shih, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Investment Analyst, Temasek International (to 2016); Associate, Credit Suisse (to 2014)	Vice President, Health Sciences Fund

Jamie Shin, CFA,1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds
Charles M. Shriver, CFA,1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds; Vice President, Real Assets Fund and Retirement Funds
Elliot J. Shue, CFA,1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund

Farris G. Shuggi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Quantitative Management Funds; Vice President, Capital Appreciation Fund and Small-Cap Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Corey D. Shull, CFA,1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund, Global Technology Fund, and New Horizons Fund

Weijie Si, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Real Estate Fund, Tax-Efficient Funds, and Value Fund

Jeanny Silva, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Senior Analyst, GE Asset Management (to 2013)	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Neil Smith, 1972 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	President, International Index Fund; Vice President, Index Trust

Matthew J. Snowling, CFA,1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, Financial Services Fund, and Tax-Efficient Funds

Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Financial Services Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, and U.S. Large-Cap Core Fund

Scott D. Solomon, CFA,1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and U.S. Bond Enhanced Index Fund
Eunbin Song, CFA,1980 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Joshua K. Spencer, CFA,1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Global Technology Fund; Vice President, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New Horizons Fund, Science & Technology Fund, Small-Cap Stock Fund, and Value Fund

Douglas D. Spratley, CFA,1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Government Money Fund, Institutional Income Funds, TRP Reserve Funds, Short-Term Bond Fund, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

James Stillwagon, 1982

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Partner, Cat Rock Capital (to 2016); Managing Director, Lone Pine Capital (to 2015); and Managing Director, Media & Telecommunications Group, Maverick Capital (to 2013)

Vice President, Communications & Technology Fund and Equity Income Fund

Kimberly A. Stokes, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Guido F. Stubenrauch, CFA,1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Taymour R. Tamaddon, CFA,1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Growth Stock Fund, Health Sciences Fund, Institutional International Funds, International Funds, and New America Growth Fund

Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Sin Dee Tan, CFA,1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Timothy G. Taylor, CFA,1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Funds, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Christopher J. Temple, CFA,1978 Vice President, T. Rowe Price	Vice President, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and Total Return Fund

Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Craig A. Thiese, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust, International Index Fund, New America Growth Fund, and New Era Fund
Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International

Vice President, Corporate Income Fund, Government Money Fund, Institutional Income Funds, Multi-Sector Account Portfolios, TRP Reserve Funds, State Tax-Free Funds, Summit Income Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds and Multi-Sector Account Portfolios

Toby M. Thompson, CAIA, CFA,1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds

Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Multi-Strategy Total Return Fund, New Horizons Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

David A. Tiberii, CFA,1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company	President, Corporate Income Fund; Executive Vice President, Institutional Income Funds; Vice President, Multi-Sector Account Portfolios and U.S. Bond Enhanced Index Fund

Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Michael J. Trivino, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund (serves only with respect to the High Yield Fund), and Institutional Income Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

Susan G. Troll, CPA, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Inflation Protected Bond Fund, Limited Duration Inflation Focused Bond Fund, and New Income Fund
Alan Tu, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, University of Chicago Booth School of Business (to 2014); intern, T. Rowe Price (to 2013)	Vice President, Global Technology Fund, New Horizons Fund, Science & Technology Fund, and Tax-Efficient Funds
James A. Tzitzouris, Jr., Ph.D., 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Retirement Funds
Ken D. Uematsu, CFA,1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Index Trust; Vice President, International Index Fund

Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Institutional Income Funds; Executive Vice President, High Yield Fund (serves only with respect to the High Yield Fund), International Funds, and Multi-Sector Account Portfolios; Vice President, Balanced Fund, Multi-Strategy Total Return Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Eric L. Veiel, CFA,1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Institutional International Funds

Rupinder Vig, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Partner, Egerton Capital (to 2016); Executive Director, Morgan Stanley (to 2014)	Vice President, Institutional International Funds and International Funds

Kes Visuvalingam, CFA,1968

Director, Responsible Officer, and Vice President, Price Hong Kong; Director, Chief Executive Officer, and Vice President, Price Singapore; and Vice President, T. Rowe Price Group, Inc.

Vice President, International Funds
Erik von Heijne, CFA,1990 Employee, T. Rowe Price	Vice President, Quantitative Management Funds
Chris Vost, 1989 Employee, T. Rowe Price; formerly Investment Banking Analyst, HSBC, (to 2013)	Vice President, International Funds
Zenon Voyiatzis, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Managing Director, UBS Global Asset Management (to 2015)	Vice President, Capital Appreciation & Income Fund, Financial Services Fund, Institutional International Funds, and International Funds
Verena E. Wachnitz, CFA,1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Communications & Technology Fund and Institutional International Funds
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Corporate Income Fund; Vice President, Institutional Income Funds and Multi-Sector Account Portfolios
J. David Wagner, CFA,1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Value Fund; Vice President, Institutional Equity Funds, Mid-Cap Value Fund, New Horizons Fund, and Small-Cap Stock Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, and Institutional Equity Funds

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund
Dai Wang, 1989 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly student, Harvard Business School (to 2014)	Vice President, Institutional International Funds and International Funds

Anthony Wang, 1989

Employee, T. Rowe Price; formerly student, Harvard Business School (to 2017); Private Equity Associate, Genstar Capital Management (to 2015); student, University of Chicago Booth School of Business (to 2014)

Vice President, Science & Technology Fund

Megan Warren, 1968

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly Executive Director, JPMorgan Chase

Vice President, all funds

Hiroshi Watanabe, CFA,1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds

Thomas H. Watson, 1977 Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Co-President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds; Vice President, Global Technology Fund, New America Growth Fund, and Science & Technology Fund
Michael T. Wehn, 1984 Vice President, T. Rowe Price	Vice President, Index Trust and International Index Fund

Mark R. Weigman, CFA, CIC, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Tax-Efficient Funds
John D. Wells, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Multi-Sector Account Portfolios
Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New America Growth Fund; Vice President, Capital Opportunity Fund, Communications & Technology Fund, Growth Stock Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund
Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Communications & Technology Fund, Institutional International Funds, and International Funds
Bineesha Wickremarachchi, CFA,1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Research Analyst, Aberdeen Asset Management (to 2015)	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
John M. Williams, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Appreciation & Income Fund, Dividend Growth Fund, and Mid-Cap Value Fund

Jon D. Wood, CFA,1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Health Sciences Fund, and Value Fund

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position(s) Held With Fund(s)

J. Howard Woodward, CFA,1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Corporate Income Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Rouven J. Wool-Lewis, Ph.D., 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, Health Sciences Fund, and Small-Cap Stock Fund

Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Real Estate Fund and International Funds
David A. Yatzeck, 1981 Vice President, T. Rowe Price Group and T. Rowe Price International	Vice President, Credit Opportunities Fund and Institutional Income Funds
Benjamin T. Yeagle, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, International Funds

Ernest C. Yeung, CFA,1979 Director, Responsible Officer, and Vice President, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Communications & Technology Fund and Institutional International Funds

Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund

Eric Yuan, 1984 Employee, T. Rowe Price; student, Columbia Business School (to 2016); formerly Analyst, Yulan Capital Management (to 2014)	Vice President, International Funds
Rick Zhang, CFA,1984 Vice President, T. Rowe Price	Vice President, GNMA Fund
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Communications & Technology Fund and International Funds
Anthony Zhu, Ph.D., 1984 Employee, T. Rowe Price; formerly student Boston College (to 2017); student University of California, Berkeley (to 2011)	Vice President, Quantitative Management Funds

Douglas Zinser, 1975 Vice President, T. Rowe Price; formerly Senior Research Analyst, Henderson Global Investors (to 2017); formerly Analyst, Delaware Investments (to 2013)	Vice President, High Yield Fund (serves only with respect to the U.S. High Yield Fund)

Directors’ Compensation

As of January 1, 2018, the independent directors are paid $310,000 annually for his/ her service on the Boards. The Lead Independent Director receives an additional $150,000 annually for serving in this capacity. An independent director serving on the Joint Audit Committee receives an additional $30,000 annually for his/her service and the chairman of the Joint Audit Committee receives an additional $10,000 for his/her service. An independent director serving as a member of a Special Committee of the Independent Directors receives an additional $1,500 per meeting of the Special Committee. All of these fees are allocated to each fund on a pro-rata basis based on each fund’s net assets relative to the other funds.

The following table shows the total compensation that was received by the independent directors for the 2017 calendar year. The independent directors of the funds do not receive any pension or retirement benefits from the funds or from T. Rowe Price. In addition, the officers and inside directors of the funds do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Deering (Lead)*	$414,000
Duncan	335,000
Gerrard	326,333
McBride	333,000
Rouse	331,500
Schreiber	301,500
Tercek	315,000

* Until November 17, 2017.

The following table shows the amounts paid by each fund to the independent directors based on accrued compensation for the calendar year 2017:

Fund	Aggregate Compensation From Fund
	Bazemore*	Daniels*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Africa & Middle East Fund	—	—	$74	$59	$58	$59	$59	$54	$56
Asia Opportunities Fund	—	—	24	21	20	21	21	19	20
Balanced Fund	—	—	2,144	1,723	1,683	1,717	1,710	1,555	1,611
Blue Chip Growth Fund	—	—	20,653	16,835	16,388	16,772	16,688	15,186	15,768
California Tax-Free Bond Fund	—	—	337	271	265	270	269	245	253
California Tax-Free Money Fund	—	—	27	22	21	21	21	19	20
Capital Appreciation Fund	—	—	15,219	12,265	11,982	12,222	12,168	11,066	11,467
Capital Appreciation & Income Fund(a)	—	—	—	—	—	—	—	—	—
Capital Opportunity Fund	—	—	298	241	235	240	239	217	225
Cash Reserves Fund	—	—	1,212	975	953	971	967	880	911
Communications & Technology Fund	—	—	2,325	1,888	1,839	1,881	1,872	1,703	1,768
Corporate Income Fund	—	—	503	406	397	405	403	366	380
Credit Opportunities Fund	—	—	25	20	19	20	20	18	19
Diversified Mid-Cap Growth Fund	—	—	385	313	305	312	311	283	293
Dividend Growth Fund	—	—	4,154	3,369	3,286	3,357	3,341	3,040	3,153
Dynamic Global Bond Fund	—	—	181	179	172	179	176	162	169
Emerging Europe Fund	—	—	95	77	75	77	76	69	72
Emerging Markets Bond Fund	—	—	3,578	2,876	2,812	2,866	2,854	2,595	2,688
Emerging Markets Corporate Bond Fund	—	—	32	26	25	26	26	23	24
Emerging Markets Corporate Multi-Sector Account Portfolio(b)	—	—	17	14	13	13	13	12	13
Emerging Markets Local Currency Bond Fund	—	—	164	136	132	135	134	122	127

Fund	Aggregate Compensation From Fund
	Bazemore*	Daniels*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Emerging Markets Local Multi-Sector Account Portfolio(b)	—	—	17	13	13	13	13	12	13
Emerging Markets Stock Fund	—	—	4,730	3,887	3,780	3,872	3,851	3,507	3,642
Emerging Markets Value Stock Fund	—	—	17	14	14	14	14	13	13
Equity Income Fund	—	—	12,185	9,761	9,570	9,732	9,692	8,811	9,112
Equity Index 500 Fund	—	—	15,964	12,797	12,540	12,759	12,705	11,551	11,949
European Stock Fund	—	—	587	474	462	472	470	427	444
Extended Equity Market Index Fund	—	—	443	357	349	356	354	322	333
Financial Services Fund	—	—	418	335	329	334	333	303	313
Floating Rate Fund	—	—	502	414	403	412	410	373	387
Floating Rate Multi-Sector Account Portfolio(b)	—	—	40	32	31	32	32	29	30
Georgia Tax-Free Bond Fund	—	—	172	139	136	138	138	125	130
Global Allocation Fund	—	—	131	108	105	107	107	97	101
Global Consumer Fund	—	—	6	5	5	5	5	5	5
Global Growth Stock Fund	—	—	63	53	51	53	53	48	50
Global High Income Bond Fund	—	—	40	32	31	32	32	29	30
Global Industrials Fund	—	—	12	9	9	9	9	9	9
Global Multi-Sector Bond Fund	—	—	229	189	183	188	187	170	177
Global Real Estate Fund	—	—	117	93	91	92	92	84	86
Global Stock Fund	—	—	370	304	295	303	301	274	285
Global Technology Fund	—	—	2,463	2,042	1,976	2,034	2,022	1,841	1,918
GNMA Fund	—	—	785	628	615	626	623	567	586
Government Money Fund	—	—	4,517	3,638	3,558	3,626	3,610	3,283	3,400
Government Reserve Fund	—	—	9,420	7,511	7,340	7,480	7,451	6,774	7,019
Growth & Income Fund	—	—	958	773	755	771	767	698	723
Growth Stock Fund	—	—	26,827	21,657	21,152	21,582	21,485	19,541	20,252
Health Sciences Fund	—	—	5,969	4,818	4,701	4,800	4,779	4,347	4,507
High Yield Fund	—	—	5,262	4,189	4,105	4,175	4,159	3,780	3,910
High Yield Multi-Sector Account Portfolio(b)	—	—	10	8	8	8	8	7	7
Inflation Protected Bond Fund	—	—	263	211	206	210	209	190	197
Institutional Africa & Middle East Fund	—	—	94	76	74	75	75	68	71
Institutional Cash Reserves Fund	—	—	23	18	18	18	18	17	17
Institutional Core Plus Fund	—	—	288	226	221	225	224	203	211
Institutional Credit Opportunities Fund	—	—	14	11	11	11	11	10	10
Institutional Emerging Markets Bond Fund	—	—	176	144	140	143	142	130	135

Fund	Aggregate Compensation From Fund
	Bazemore*	Daniels*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Institutional Emerging Markets Equity Fund	—	—	693	572	554	569	566	515	537
Institutional Floating Rate Fund	—	—	2,717	2,189	2,138	2,181	2,171	1,975	2,046
Institutional Frontier Markets Equity Fund	—	—	30	24	24	24	24	22	23
Institutional Global Focused Growth Equity Fund	—	—	22	18	18	18	18	16	17
Institutional Global Growth Equity Fund	—	—	215	174	170	174	173	157	163
Institutional Global Multi-Sector Bond Fund	—	—	16	13	13	13	13	12	12
Institutional Global Value Equity Fund	—	—	6	5	4	5	5	4	4
Institutional High Yield Fund	—	—	969	776	759	773	770	700	725
Institutional International Bond Fund	—	—	195	158	154	157	157	142	148
Institutional International Concentrated Equity Fund	—	—	245	200	194	199	198	180	187
Institutional International Core Equity Fund	—	—	85	69	68	69	69	63	65
Institutional International Growth Equity Fund	—	—	29	24	23	24	23	21	22
Institutional Large-Cap Core Growth Fund	—	—	1,453	1,179	1,149	1,175	1,169	1,064	1,104
Institutional Large-Cap Growth Fund	—	—	7,493	6,086	5,934	6,064	6,035	5,491	5,696
Institutional Large-Cap Value Fund	—	—	1,873	1,518	1,481	1,513	1,505	1,370	1,420
Institutional Long Duration Credit Fund	—	—	20	16	16	16	16	15	15
Institutional Mid-Cap Equity Growth Fund	—	—	3,421	2,772	2,704	2,762	2,749	2,501	2,594
Institutional Small-Cap Stock Fund	—	—	2,065	1,671	1,629	1,664	1,657	1,507	1,563
Institutional U.S. Structured Research Fund	—	—	340	273	267	272	271	246	255
Intermediate Tax-Free High Yield Fund	—	—	28	23	22	23	23	21	21
International Bond Fund	—	—	2,696	2,154	2,101	2,146	2,137	1,942	2,015
International Bond Fund (USD Hedged)	—	—	2	24	22	24	23	22	23
International Concentrated Equity Fund	—	—	11	9	9	9	9	8	8
International Discovery Fund	—	—	3,269	2,688	2,607	2,677	2,663	2,424	2,522
International Equity Index Fund	—	—	294	238	232	238	236	215	223
International Stock Fund	—	—	8,496	6,827	6,675	6,803	6,774	6,160	6,380
International Value Equity Fund	—	—	7,021	5,663	5,529	5,644	5,618	5,109	5,297
Investment-Grade Corporate Multi-Sector Account Portfolio(b)	—	—	54	44	43	44	43	39	41
Japan Fund	—	—	299	247	240	246	244	223	231
Latin America Fund	—	—	355	287	279	285	284	258	268

Fund	Aggregate Compensation From Fund
	Bazemore*	Daniels*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Limited Duration Inflation Focused Bond Fund	—	—	4,378	3,530	3,449	3,517	3,502	3,185	3,300
Maryland Short-Term Tax-Free Bond Fund	—	—	107	86	84	86	85	77	80
Maryland Tax-Free Bond Fund	—	—	1,218	980	958	977	972	884	916
Maryland Tax-Free Money Fund	—	—	44	35	35	35	35	32	33
Mid-Cap Growth Fund	—	—	14,870	12,028	11,736	11,985	11,930	10,851	11,253
Mid-Cap Index Fund	—	—	3	3	3	3	3	2	2
Mid-Cap Value Fund	—	—	7,356	5,910	5,784	5,890	5,865	5,333	5,521
Mortgage-Backed Securities Multi-Sector Account Portfolio(b)	—	—	66	53	52	53	53	48	50
Multi-Strategy Total Return Fund(c)	3	3	—	4	3	4	4	5	4
New America Growth Fund	—	—	2,109	1,712	1,669	1,706	1,698	1,544	1,602
New Asia Fund	—	—	1,514	1,232	1,200	1,227	1,221	1,111	1,153
New Era Fund	—	—	1,942	1,567	1,532	1,562	1,555	1,414	1,464
New Horizons Fund	—	—	10,435	8,466	8,250	8,435	8,395	7,637	7,926
New Income Fund	—	—	18,575	14,896	14,544	14,841	14,779	13,435	13,930
New Jersey Tax-Free Bond Fund	—	—	208	167	163	167	166	151	156
New York Tax-Free Bond Fund	—	—	258	208	203	207	206	187	194
New York Tax-Free Money Fund	—	—	31	25	24	24	24	22	23
Overseas Stock Fund	—	—	7,616	6,173	6,014	6,150	6,122	5,568	5,780
Personal Strategy Balanced Fund	—	—	1,182	955	933	952	947	862	893
Personal Strategy Growth Fund	—	—	1,038	844	822	841	837	762	791
Personal Strategy Income Fund	—	—	991	806	786	803	800	728	755
QM Global Equity Fund	—	—	8	6	6	6	6	6	6
QM U.S. Small & Mid-Cap Core Equity Fund	—	—	20	17	16	17	17	15	16
QM U.S. Small-Cap Growth Equity Fund	—	—	2,314	1,910	1,850	1,902	1,891	1,722	1,793
QM U.S. Value Equity Fund	—	—	10	8	8	8	8	7	7
Real Assets Fund	—	—	1,837	1,471	1,442	1,467	1,461	1,328	1,373
Real Estate Fund	—	—	3,435	2,759	2,701	2,750	2,738	2,490	2,577
Retirement 2005 Fund	—	—	972	779	762	776	773	703	727
Retirement 2010 Fund	—	—	2,983	2,385	2,337	2,377	2,367	2,152	2,226
Retirement 2015 Fund	—	—	5,069	4,052	3,971	4,039	4,023	3,657	3,782
Retirement 2020 Fund	—	—	14,026	11,229	10,999	11,193	11,147	10,134	10,486
Retirement 2025 Fund	—	—	11,587	9,305	9,104	9,275	9,235	8,397	8,694
Retirement 2030 Fund	—	—	14,810	11,890	11,633	11,851	11,801	10,729	11,109
Retirement 2035 Fund	—	—	8,853	7,117	6,960	7,093	7,063	6,422	6,651

Fund	Aggregate Compensation From Fund
	Bazemore*	Daniels*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Retirement 2040 Fund	—	—	10,406	8,359	8,176	8,332	8,296	7,543	7,812
Retirement 2045 Fund	—	—	5,484	4,417	4,317	4,402	4,383	3,986	4,129
Retirement 2050 Fund	—	—	4,378	3,531	3,448	3,519	3,503	3,186	3,302
Retirement 2055 Fund	—	—	1,854	1,499	1,463	1,494	1,487	1,353	1,403
Retirement 2060 Fund	—	—	140	116	112	116	115	105	110
Retirement Balanced Fund	—	—	1,518	1,216	1,191	1,212	1,207	1,097	1,136
Retirement I 2005 Fund—I Class	—	—	40	34	32	34	33	30	32
Retirement I 2010 Fund—I Class	—	—	156	129	125	128	128	116	121
Retirement I 2015 Fund—I Class	—	—	281	232	225	231	230	209	218
Retirement I 2020 Fund—I Class	—	—	926	768	742	764	760	692	722
Retirement I 2025 Fund—I Class	—	—	749	626	603	623	619	564	589
Retirement I 2030 Fund—I Class	—	—	1,108	921	889	917	912	830	867
Retirement I 2035 Fund—I Class	—	—	624	523	503	520	517	471	492
Retirement I 2040 Fund—I Class	—	—	849	707	682	703	699	637	665
Retirement I 2045 Fund—I Class	—	—	408	342	329	341	339	308	322
Retirement I 2050 Fund—I Class	—	—	444	371	358	369	367	334	349
Retirement I 2055 Fund—I Class	—	—	142	121	116	120	119	109	114
Retirement I 2060 Fund—I Class	—	—	19	17	16	16	16	15	16
Retirement Balanced I Fund—I Class	—	—	89	73	71	73	72	66	69
Retirement Income 2020 Fund	—	—	1	2	1	2	2	1	2
Science & Technology Fund	—	—	2,498	2,033	1,981	2,026	2,016	1,834	1,904
Short-Term Fund	—	—	1,454	1,154	1,143	1,153	1,149	1,043	1,072
Short-Term Bond Fund	—	—	2,726	2,184	2,139	2,177	2,168	1,971	2,040
Short-Term Government Fund	—	—	0	0	0	0	0	0	0
Small-Cap Index Fund	—	—	3	3	3	3	3	2	3
Small-Cap Stock Fund	—	—	5,187	4,160	4,076	4,147	4,130	3,755	3,884
Small-Cap Value Fund	—	—	5,355	4,308	4,214	4,294	4,275	3,888	4,025
Spectrum Growth Fund	—	—	1,972	1,589	1,553	1,584	1,577	1,434	1,486
Spectrum Income Fund	—	—	3,566	2,869	2,804	2,859	2,846	2,589	2,682
Spectrum International Fund	—	—	719	585	569	582	580	527	547
Summit Municipal Income Fund	—	—	692	558	545	556	553	503	522
Summit Municipal Intermediate Fund	—	—	2,486	2,026	1,975	2,019	2,009	1,828	1,897
Summit Municipal Money Market Fund	—	—	69	55	54	55	55	50	51

Fund	Aggregate Compensation From Fund
	Bazemore*	Daniels*	Deering	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
Target 2005 Fund	—	—	17	14	13	13	13	12	13
Target 2010 Fund	—	—	34	28	27	28	27	25	26
Target 2015 Fund	—	—	97	79	77	78	78	71	74
Target 2020 Fund	—	—	131	106	103	106	105	96	99
Target 2025 Fund	—	—	110	89	87	89	88	80	83
Target 2030 Fund	—	—	113	91	89	91	91	82	86
Target 2035 Fund	—	—	67	55	53	55	54	49	51
Target 2040 Fund	—	—	58	47	46	47	46	42	44
Target 2045 Fund	—	—	39	32	31	32	31	29	30
Target 2050 Fund	—	—	27	22	22	22	22	20	21
Target 2055 Fund	—	—	15	12	12	12	12	11	12
Target 2060 Fund	—	—	4	3	3	3	3	3	3
Tax-Efficient Equity Fund	—	—	132	107	105	107	107	97	101
Tax-Exempt Money Fund	—	—	200	159	156	159	158	144	149
Tax-Free High Yield Fund	—	—	2,583	2,086	2,036	2,078	2,069	1,882	1,951
Tax-Free Income Fund	—	—	1,420	1,143	1,117	1,139	1,134	1,032	1,069
Tax-Free Short-Intermediate Fund	—	—	1,098	882	863	879	875	796	824
Total Equity Market Index Fund	—	—	840	679	663	676	673	612	635
Total Return Fund	—	—	16	13	13	13	13	12	13
Treasury Reserve Fund	—	—	1,955	1,595	1,560	1,591	1,583	1,441	1,492
U.S. Bond Enhanced Index Fund	—	—	368	296	289	295	294	267	277
U.S. High Yield Fund	—	—	20	20	18	19	19	18	19
U.S. Large-Cap Core Fund	—	—	218	179	174	178	177	161	168
U.S. Treasury Intermediate Fund	—	—	216	176	171	175	174	159	165
U.S. Treasury Long-Term Fund	—	—	227	236	228	237	233	215	223
U.S. Treasury Money Fund	—	—	3,004	2,463	2,389	2,451	2,438	2,221	2,310
Ultra Short-Term Bond Fund	—	—	193	157	153	156	156	142	147
Value Fund	—	—	13,439	10,843	10,600	10,806	10,758	9,785	10,135
Virginia Tax-Free Bond Fund	—	—	650	524	512	522	520	473	490

* Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.

(a) Prior to commencement of operations.

(b) Directors’ fees were paid by T. Rowe Price on behalf of the fund.

(c) Estimated for the period February 24, 2018, through December 31, 2018.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and inside directors, as of December 31, 2017, unless otherwise indicated.

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None	None	None	None	None
Africa & Middle East Fund—I Class	None	None	None	None	None	None
Asia Opportunities Fund	None	None	None	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None	None	None	None
Asia Opportunities Fund—I Class	None	None	None	None	None	None
Balanced Fund	None	None	None	None	None	None
Balanced Fund—I Class	None	None	None	None	None	None
Blue Chip Growth Fund	None	$10,001–$50,000	None	None	Over $100,000	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None
Blue Chip Growth Fund—I Class	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None
California Tax-Free Bond Fund—I Class	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None
California Tax-Free Money Fund—I Class	None	None	None	None	None	None
Capital Appreciation Fund	None	Over $100,000	Over $100,000	None	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None
Capital Appreciation Fund—I Class	None	None	None	None	None	None
Capital Opportunity Fund	None	$50,001–$100,000	None	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None	None	None
Capital Opportunity Fund—I Class	None	None	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None	None	None
Cash Reserves Fund	None	None	None	None	Over $100,000	Over $100,000
Communications & Technology Fund	None	Over $100,000	None	None	None	None
Communications & Technology Fund—I Class	None	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None	None
Corporate Income Fund—I Class	None	None	None	None	None	None
Credit Opportunities Fund	None	None	None	None	None	None
Credit Opportunities Fund—Advisor Class	None	None	None	None	None	None
Credit Opportunities Fund—I Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Diversified Mid-Cap Growth Fund	None	None	None	None	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None	None	None	None	None
Dividend Growth Fund	None	$10,001–$50,000	None	None	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None
Dividend Growth Fund—I Class	None	None	None	None	None	None
Dynamic Global Bond Fund	None	None	None	None	None	None
Dynamic Global Bond Fund—Advisor Class	None	None	None	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None	None	None	None
Emerging Europe Fund	None	$10,001–$50,000	None	None	None	None
Emerging Europe Fund—I Class	None	None	None	None	None	None
Emerging Markets Bond Fund	None	$1–$10,001	None	None	None	None
Emerging Markets Bond Fund—Advisor Class	None	None	None	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund—I Class	None	None	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None	None	None
Emerging Markets Stock Fund	Over $100,000	$10,001–$50,000	None	None	Over $100,000	Over $100,000
Emerging Markets Stock Fund—I Class	None	None	None	None	None	None
Emerging Markets Value Stock Fund	None	$10,001–$50,000	None	None	None	None
Emerging Markets Value Stock Fund—Advisor Class	None	None	None	None	None	None
Emerging Markets Value Stock Fund—I Class	None	None	None	None	None	None
Equity Income Fund	None	None	None	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None
Equity Income Fund—I Class	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	None	None
Equity Index 500 Fund—I Class	None	None	None	None	None	None
European Stock Fund	None	$1–$10,000	None	None	None	None
European Stock Fund—I Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Extended Equity Market Index Fund	None	None	None	None	None	None
Financial Services Fund	None	$50,001–$100,000	None	None	None	None
Financial Services Fund—I Class	None	None	None	None	None	None
Floating Rate Fund	None	None	None	None	None	None
Floating Rate Fund—Advisor Class	None	None	None	None	None	None
Floating Rate Fund—I Class	None	$10,001–$50,000	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None
Georgia Tax-Free Bond Fund—I Class	None	None	None	None	None	None
Global Allocation Fund	None	None	None	None	None	None
Global Allocation Fund—Advisor Class	None	None	None	None	None	None
Global Allocation Fund—I Class	None	None	None	None	None	None
Global Consumer Fund	None	None	None	None	None	None
Global Growth Stock Fund	None	None	None	None	None	None
Global Growth Stock Fund—Advisor Class	None	None	None	None	None	None
Global Growth Stock Fund—I Class	None	None	None	None	None	None
Global High Income Bond Fund	None	None	None	None	None	None
Global High Income Bond Fund—Advisor Class	None	None	None	None	None	None
Global High Income Bond Fund—I Class	None	None	None	None	None	None
Global Industrials Fund	None	None	None	None	None	None
Global Industrials Fund—I Class	None	None	None	None	None	None
Global Multi-Sector Bond Fund	None	None	None	None	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None	None	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None	None	None	None
Global Real Estate Fund	None	None	None	None	None	None
Global Real Estate Fund—Advisor Class	None	None	None	None	None	None
Global Real Estate Fund—I Class	None	None	None	None	None	None
Global Stock Fund	None	$10,001–$50,000	None	None	None	None
Global Stock Fund—Advisor Class	None	None	None	None	None	None
Global Stock Fund—I Class	None	None	None	None	None	None
Global Technology Fund	None	Over $100,000	None	None	None	None
Global Technology Fund—I Class	None	None	None	None	None	None
GNMA Fund	None	None	None	None	Over $100,000	None
GNMA Fund—I Class	None	None	None	None	None	None
Government Money Fund	None	None	None	None	$10,001–$50,000	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Government Money Fund—I Class	None	None	None	None	None	None
Government Reserve Fund	None	None	None	None	None	None
Growth & Income Fund	None	None	None	None	Over $100,000	None
Growth & Income Fund—I Class	None	None	None	None	None	None
Growth Stock Fund	None	$50,001–$100,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None
Growth Stock Fund—I Class	None	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None
Health Sciences Fund	None	$50,001–$100,000	Over $100,000	None	None	None
Health Sciences Fund—I Class	None	None	None	None	None	None
High Yield Fund	None	None	None	None	Over $100,000	None
High Yield Fund—Advisor Class	None	None	None	None	None	None
High Yield Fund—I Class	None	None	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None
Inflation Protected Bond Fund—I Class	None	None	None	None	None	None
Institutional Africa & Middle East Fund	None	None	None	None	None	None
Institutional Cash Reserves Fund	None	None	None	None	None	None
Institutional Core Plus Fund	None	None	None	None	None	None
Institutional Credit Opportunities Fund	None	None	None	None	None	None
Institutional Emerging Markets Bond Fund	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None
Institutional Floating Rate Fund	None	None	None	None	None	None
Institutional Floating Rate Fund—F Class	None	None	None	None	None	None
Institutional Frontiers Markets Equity Fund	None	None	None	None	None	None
Institutional Global Focused Growth Equity Fund	None	None	None	None	None	None
Institutional Global Growth Equity Fund	None	None	None	None	None	None
Institutional Global Multi-Sector Bond Fund	None	None	None	None	None	None
Institutional Global Value Equity Fund	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None
Institutional International Bond Fund	None	None	None	None	None	None
Institutional International Concentrated Equity Fund	None	None	None	None	None	None
Institutional International Core Equity Fund	None	None	None	None	None	None
Institutional International Growth Equity Fund	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Institutional Large-Cap Core Growth Fund	None	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None	None
Institutional Long Duration Credit Fund	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None
Institutional U.S. Structured Research Fund	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None
Intermediate Tax-Free High Yield Fund—I Class	None	None	None	None	None	None
International Bond Fund	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None
International Bond Fund—I Class	None	None	None	None	None	None
International Bond Fund (USD Hedged)	None	None	None	None	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None	None	None	None	None
International Bond Fund (USD Hedged)—I Class	None	None	None	None	None	None
International Concentrated Equity Fund	None	None	None	None	None	None
International Concentrated Equity Fund—Advisor Class	None	None	None	None	None	None
International Concentrated Equity Fund—I Class	None	None	None	None	None	None
International Discovery Fund	None	$10,001–$50,000	None	None	None	None
International Discovery Fund—I Class	None	None	None	None	None	None
International Equity Index Fund	None	None	None	None	None	None
International Stock Fund	None	$10,001–$50,000	None	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None
International Stock Fund—I Class	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None
International Value Equity Fund	None	None	None	None	None	None
International Value Equity Fund—Advisor Class	None	None	None	None	None	None
International Value Equity Fund—I Class	None	None	None	None	None	None
International Value Equity Fund—R Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Investment Grade Multi-Sector Account Portfolio	None	None	None	None	None	None
Japan Fund	None	$10,001–$50,000	None	None	Over $100,000	None
Japan Fund—I Class	None	None	None	None	None	None
Latin America Fund	None	$1–$10,000	None	None	Over $100,000	None
Latin America Fund—I Class	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund	None	None	None	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None
Maryland Tax-Free Bond Fund—I Class	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None
Maryland Tax-Free Money Fund—I Class	None	None	None	None	None	None
Mid-Cap Growth Fund	None	None	None	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	Over $100,000	None	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None
Mid-Cap Index Fund	None	None	None	None	None	None
Mid-Cap Index Fund—I Class	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Value Fund—I Class	None	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None
New America Growth Fund	None	$10,001–$50,000	Over $100,000	None	None	None
New America Growth Fund—Advisor Class	None	None	None	None	None	None
New America Growth Fund—I Class	None	None	None	None	None	None
New Asia Fund	None	None	None	None	None	None
New Asia Fund—I Class	None	None	None	None	None	None
New Era Fund	None	None	None	None	Over $100,000	None
New Era Fund—I Class	None	None	None	None	None	None
New Horizons Fund	None	Over $100,000	None	None	None	None
New Horizons Fund—I Class	None	None	None	None	None	None
New Income Fund	None	None	None	None	Over $100,000	None
New Income Fund—Advisor Class	None	None	None	None	None	None
New Income Fund—I Class	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None
New York Tax-Free Bond Fund—I Class	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None
New York Tax-Free Money Fund—I Class	None	None	None	None	None	None
Overseas Stock Fund	None	None	None	None	None	None
Overseas Stock Fund—Advisor Class	None	None	None	None	None	None
Overseas Stock Fund—I Class	None	None	None	None	None	None
Personal Strategy Balanced Fund	None	$50,001–$100,000	None	Over $100,000	None	None
Personal Strategy Balanced Fund—I Class	None	None	None	None	None	None
Personal Strategy Growth Fund	None	$50,001–$100,000	None	None	None	None
Personal Strategy Growth Fund—I Class	None	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None	None
Personal Strategy Income Fund—I Class	None	None	None	None	None	None
QM Global Equity Fund	None	None	None	None	None	None
QM Global Equity Fund—Advisor Class	None	None	None	None	None	None
QM Global Equity Fund—I Class	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund	None	$10,001–$50,000	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None	None	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None	None	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None	None	None	None	None
QM U.S. Value Equity Fund	None	None	None	None	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None	None	None	None	None
QM U.S. Value Equity Fund—I Class	None	None	None	None	None	None
Real Assets Fund	None	None	None	None	None	None
Real Assets Fund—I Class	None	None	None	None	None	None
Real Estate Fund	None	None	Over $100,000	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None
Real Estate Fund—I Class	None	None	None	None	None	None
Retirement 2005 Fund	None	None	None	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2005 Fund—R Class	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None	None	None
Retirement 2015 Fund	None	None	None	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2015 Fund—R Class	None	None	None	None	None	None
Retirement 2020 Fund	None	$50,001–$100,000	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None	None	None
Retirement 2025 Fund	None	$50,001–$100,000	None	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2025 Fund—R Class	None	None	None	None	None	None
Retirement 2030 Fund	None	$10,001–$50,000	None	Over $100,000	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None	None	None
Retirement 2035 Fund	None	$10,001–$50,000	None	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2035 Fund—R Class	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None	None	None
Retirement 2045 Fund	None	None	None	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2045 Fund—R Class	None	None	None	None	None	None
Retirement 2050 Fund	None	None	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None	None	None
Retirement 2055 Fund	None	None	None	None	None	None
Retirement 2055 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2055 Fund—R Class	None	None	None	None	None	None
Retirement 2060 Fund	None	$10,001–$50,000	None	None	None	None
Retirement 2060 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2060 Fund—R Class	None	None	None	None	None	None
Retirement Balanced Fund	None	None	None	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None	None	None	None
Retirement Balanced Fund—R Class	None	None	None	None	None	None
Retirement I 2005 Fund—I Class	None	None	None	None	None	None
Retirement I 2010 Fund—I Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Retirement I 2015 Fund—I Class	None	None	None	None	None	None
Retirement I 2020 Fund—I Class	None	None	None	None	None	None
Retirement I 2025 Fund—I Class	None	None	None	None	None	None
Retirement I 2030 Fund—I Class	None	None	None	None	None	None
Retirement I 2035 Fund—I Class	None	None	None	None	None	None
Retirement I 2040 Fund—I Class	None	None	None	None	None	None
Retirement I 2045 Fund—I Class	None	None	None	None	None	None
Retirement I 2050 Fund—I Class	None	None	None	None	None	None
Retirement I 2055 Fund—I Class	None	None	None	None	None	None
Retirement I 2060 Fund—I Class	None	None	None	None	None	None
Retirement Balanced I Fund—I Class	None	None	None	None	None	None
Retirement Income 2020 Fund	None	None	None	None	None	None
Science & Technology Fund	None	$50,001–$100,000	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None
Science & Technology Fund—I Class	None	None	None	None	None	None
Short-Term Fund	None	None	None	None	None	None
Short-Term Bond Fund	None	None	None	None	Over $100,000	None
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None
Short-Term Bond Fund—I Class	None	None	None	None	None	None
Short-Term Government Fund	None	None	None	None	None	None
Small-Cap Index Fund	None	None	None	None	None	None
Small-Cap Index Fund—I Class	None	None	None	None	None	None
Small-Cap Stock Fund	None	$50,001–$100,000	None	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None
Small-Cap Stock Fund—I Class	None	None	None	None	None	None
Small-Cap Value Fund	None	$1–$10,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Small-Cap Value Fund—I Class	None	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	None	None
Spectrum Income Fund	None	None	None	None	None	None
Spectrum International Fund	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	Over $100,000	None
Summit Municipal Income Fund—Advisor Class	None	None	None	None	None	None
Summit Municipal Intermediate Fund	None	None	None	None	Over $100,000	None
Summit Municipal Intermediate Fund—Advisor Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Summit Municipal Money Market Fund	None	None	None	None	$50,001–$100,000	None
Target 2005 Fund	None	None	None	None	None	None
Target 2005 Fund—Advisor Class	None	None	None	None	None	None
Target 2005 Fund—I Class	None	None	None	None	None	None
Target 2010 Fund	None	None	None	None	None	None
Target 2010 Fund—Advisor Class	None	None	None	None	None	None
Target 2010 Fund—I Class	None	None	None	None	None	None
Target 2015 Fund	None	None	None	None	None	None
Target 2015 Fund—Advisor Class	None	None	None	None	None	None
Target 2015 Fund—I Class	None	None	None	None	None	None
Target 2020 Fund	None	None	None	None	None	None
Target 2020 Fund—Advisor Class	None	None	None	None	None	None
Target 2020 Fund—I Class	None	None	None	None	None	None
Target 2025 Fund	None	None	None	None	None	None
Target 2025 Fund—Advisor Class	None	None	None	None	None	None
Target 2025 Fund—I Class	None	None	None	None	None	None
Target 2030 Fund	None	None	None	None	None	None
Target 2030 Fund—Advisor Class	None	None	None	None	None	None
Target 2030 Fund—I Class	None	None	None	None	None	None
Target 2035 Fund	None	None	None	None	None	None
Target 2035 Fund—Advisor Class	None	None	None	None	None	None
Target 2035 Fund—I Class	None	None	None	None	None	None
Target 2040 Fund	None	None	None	None	None	None
Target 2040 Fund—Advisor Class	None	None	None	None	None	None
Target 2040 Fund—I Class	None	None	None	None	None	None
Target 2045 Fund	None	None	None	None	None	None
Target 2045 Fund—Advisor Class	None	None	None	None	None	None
Target 2045 Fund—I Class	None	None	None	None	None	None
Target 2050 Fund	None	None	None	None	None	None
Target 2050 Fund—Advisor Class	None	None	None	None	None	None
Target 2050 Fund—I Class	None	None	None	None	None	None
Target 2055 Fund	None	None	None	None	None	None
Target 2055 Fund—Advisor Class	None	None	None	None	None	None
Target 2055 Fund—I Class	None	None	None	None	None	None
Target 2060 Fund	None	None	None	None	None	None
Target 2060 Fund—Advisor Class	None	None	None	None	None	None
Target 2060 Fund—I Class	None	None	None	None	None	None
Tax-Efficient Equity Fund	None	None	None	None	None	None
Tax-Efficient Equity Fund—I Class	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	None
Tax-Exempt Money Fund—I Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Duncan	Gerrard	McBride	Rouse	Schreiber	Tercek
	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Tax-Free High Yield Fund	None	None	Over $100,000	None	Over $100,000	None
Tax-Free High Yield Fund—Advisor Class	None	None	None	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None	None	None	None
Tax-Free Income Fund	None	None	None	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None
Tax-Free Income Fund—I Class	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund—I Class	None	None	None	None	None	None
Total Equity Market Index Fund	None	None	None	None	None	None
Total Return Fund	None	None	None	None	None	None
Total Return Fund—Advisor Class	None	None	None	None	None	None
Total Return Fund—I Class	None	None	None	None	None	None
Treasury Reserve Fund	None	None	None	None	None	None
U.S. Bond Enhanced Index Fund	None	None	None	None	None	None
U.S. High Yield Fund	None	None	None	None	None	None
U.S. High Yield Fund—Advisor Class	None	None	None	None	None	None
U.S. High Yield Fund—I Class	None	None	None	None	None	None
U.S. Large-Cap Core Fund	None	$10,001–$50,000	None	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	None	None	None	Over $100,000	None
U.S. Treasury Intermediate Fund—I Class	None	None	None	None	None	None
U.S. Treasury Long-Term Fund	None	None	None	None	Over $100,000	None
U.S. Treasury Long-Term Fund—I Class	None	None	None	None	None	None
U.S. Treasury Money Fund	None	None	None	None	$1–$10,000	None
U.S. Treasury Money Fund—I Class	None	None	None	None	None	None
Ultra Short-Term Bond Fund	None	None	None	None	None	None
Ultra Short-Term Bond Fund—I Class	None	None	None	None	None	None
Value Fund	None	None	None	None	None	None
Value Fund—Advisor Class	None	None	None	None	None	None
Value Fund—I Class	None	None	None	None	Over $100,000	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None
Virginia Tax-Free Bond Fund—I Class	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
Africa & Middle East Fund	None	None	None
Africa & Middle East Fund—I Class	None	None	None
Asia Opportunities Fund	None	None	None
Asia Opportunities Fund—Advisor Class	None	None	None
Asia Opportunities Fund—I Class	None	None	None
Balanced Fund	None	None	None
Balanced Fund—I Class	None	None	None
Blue Chip Growth Fund	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None
Blue Chip Growth Fund—I Class	None	None	None
Blue Chip Growth Fund—R Class	None	None	None
California Tax-Free Bond Fund	None	None	None
California Tax-Free Bond Fund—I Class	None	None	None
California Tax-Free Money Fund	None	None	None
California Tax-Free Money Fund—I Class	None	None	None
Capital Appreciation Fund	Over $100,000	Over $100,000	None
Capital Appreciation Fund—Advisor Class	None	None	None
Capital Appreciation Fund—I Class	None	None	None
Capital Opportunity Fund	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None
Capital Opportunity Fund—I Class	None	None	None
Capital Opportunity Fund—R Class	None	None	None
Cash Reserves Fund	Over $100,000	Over $100,000	Over $100,000
Communications & Technology Fund	None	None	None
Communications & Technology Fund—I Class	None	None	None
Corporate Income Fund	None	None	None
Corporate Income Fund—I Class	None	None	None
Credit Opportunities Fund	None	Over $100,000	None
Credit Opportunities Fund—Advisor Class	None	None	None
Credit Opportunities Fund—I Class	None	None	None
Diversified Mid-Cap Growth Fund	None	None	None
Diversified Mid-Cap Growth Fund—I Class	None	None	None
Dividend Growth Fund	None	Over $100,000	None
Dividend Growth Fund—Advisor Class	None	None	None
Dividend Growth Fund—I Class	None	None	None
Dynamic Global Bond Fund	None	None	Over $100,000
Dynamic Global Bond Fund—Advisor Class	None	None	None
Dynamic Global Bond Fund—I Class	None	None	None
Emerging Europe Fund	None	None	None
Emerging Europe Fund—I Class	None	None	None
Emerging Markets Bond Fund	None	None	$50,001–$100,000
Emerging Markets Bond Fund—Advisor Class	None	None	None
Emerging Markets Bond Fund—I Class	None	None	None
Emerging Markets Corporate Bond Fund	None	None	None
Emerging Markets Corporate Bond Fund—Advisor Class	None	None	None
Emerging Markets Corporate Bond Fund—I Class	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None
Emerging Markets Local Currency Bond Fund	None	None	None
Emerging Markets Local Currency Bond Fund—Advisor Class	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
Emerging Markets Local Currency Bond Fund—I Class	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None
Emerging Markets Stock Fund	$50,001–$100,000	None	None
Emerging Markets Stock Fund—I Class	None	None	None
Emerging Markets Value Stock Fund	None	None	None
Emerging Markets Value Stock Fund—Advisor Class	None	None	None
Emerging Markets Value Stock Fund—I Class	None	None	None
Equity Income Fund	Over $100,000	None	None
Equity Income Fund—Advisor Class	None	None	None
Equity Income Fund—I Class	None	None	None
Equity Income Fund—R Class	None	None	None
Equity Index 500 Fund	None	None	None
Equity Index 500 Fund—I Class	None	None	None
European Stock Fund	None	None	None
European Stock Fund—I Class	None	None	None
Extended Equity Market Index Fund	None	None	None
Financial Services Fund	None	None	None
Financial Services Fund—I Class	None	$50,001–$100,000	None
Floating Rate Fund	None	None	None
Floating Rate Fund—Advisor Class	None	None	None
Floating Rate Fund—I Class	None	Over $100,000	None
Floating Rate Multi-Sector Account Portfolio	None	None	None
Georgia Tax-Free Bond Fund	None	None	None
Georgia Tax-Free Bond Fund—I Class	None	None	None
Global Allocation Fund	None	Over $100,000	None
Global Allocation Fund—Advisor Class	None	None	None
Global Allocation Fund—I Class	None	None	None
Global Consumer Fund	None	None	None
Global Growth Stock Fund	None	None	None
Global Growth Stock Fund—Advisor Class	None	None	None
Global Growth Stock Fund—I Class	None	None	None
Global High Income Bond Fund	None	None	Over $100,000
Global High Income Bond Fund—Advisor Class	None	None	None
Global High Income Bond Fund—I Class	None	None	None
Global Industrials Fund	None	None	None
Global Industrials Fund—I Class	None	None	None
Global Multi-Sector Bond Fund	None	None	None
Global Multi-Sector Bond Fund—Advisor Class	None	None	None
Global Multi-Sector Bond Fund—I Class	None	None	None
Global Real Estate Fund	None	None	None
Global Real Estate Fund—Advisor Class	None	None	None
Global Real Estate Fund—I Class	None	$10,001–$50,000	None
Global Stock Fund	Over $100,000	None	Over $100,000
Global Stock Fund—Advisor Class	None	None	None
Global Stock Fund—I Class	None	None	None
Global Technology Fund	None	None	$10,001–$50,000
Global Technology Fund—I Class	None	None	None
GNMA Fund	None	None	None
GNMA Fund—I Class	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
Government Money Fund	Over $100,000	$1–$10,000	Over $100,000
Government Money Fund—I Class	None	None	None
Government Reserve Fund	None	None	None
Growth & Income Fund	None	None	None
Growth & Income Fund—I Class	None	None	None
Growth Stock Fund	Over $100,000	None	None
Growth Stock Fund—Advisor Class	None	None	None
Growth Stock Fund—I Class	None	None	None
Growth Stock Fund—R Class	None	None	None
Health Sciences Fund	None	None	Over $100,000
Health Sciences Fund—I Class	None	Over $100,000	None
High Yield Fund	$10,001–$50,000	Over $100,000	None
High Yield Fund—Advisor Class	None	None	None
High Yield Fund—I Class	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None
Inflation Protected Bond Fund	None	None	None
Inflation Protected Bond Fund—I Class	None	None	None
Institutional Africa & Middle East Fund	None	None	None
Institutional Cash Reserves Fund	None	None	None
Institutional Core Plus Fund	None	None	None
Institutional Credit Opportunities Fund	None	None	None
Institutional Emerging Markets Bond Fund	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None
Institutional Floating Rate Fund	None	None	Over $100,000
Institutional Floating Rate Fund—F Class	None	None	None
Institutional Frontiers Markets Equity Fund	None	None	None
Institutional Global Focused Growth Equity Fund	Over $100,000	Over $100,000	None
Institutional Global Growth Equity Fund	None	None	None
Institutional Global Multi-Sector Bond Fund	None	None	None
Institutional Global Value Equity Fund	None	None	None
Institutional High Yield Fund	None	None	None
Institutional International Bond Fund	None	None	None
Institutional International Concentrated Equity Fund	None	None	None
Institutional International Core Equity Fund	None	None	None
Institutional International Growth Equity Fund	None	None	None
Institutional Large-Cap Core Growth Fund	None	None	None
Institutional Large-Cap Growth Fund	None	Over $100,000	None
Institutional Large-Cap Value Fund	None	None	None
Institutional Long Duration Credit Fund	None	None	None
Institutional Mid-Cap Equity Growth Fund	Over $100,000	Over $100,000	None
Institutional Small-Cap Stock Fund	$10,001–$50,000	Over $100,000	None
Institutional U.S. Structured Research Fund	None	None	None
Intermediate Tax-Free High Yield Fund	None	None	None
Intermediate Tax-Free High Yield Fund—Advisor Class	None	None	None
Intermediate Tax-Free High Yield Fund—I Class	Over $100,000	None	None
International Bond Fund	None	None	None
International Bond Fund—Advisor Class	None	None	None
International Bond Fund—I Class	None	None	None
International Concentrated Equity Fund	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
International Bond Fund (USD Hedged)	None	None	None
International Bond Fund (USD Hedged)—Advisor Class	None	None	None
International Bond Fund (USD Hedged)—I Class	None	None	None
International Concentrated Equity Fund—Advisor Class	None	None	None
International Concentrated Equity Fund—I Class	None	None	None
International Discovery Fund	$10,001–$50,000	None	None
International Discovery Fund—I Class	None	None	None
International Equity Index Fund	None	None	None
International Stock Fund	$10,001–$50,000	None	$1–$10,000
International Stock Fund—Advisor Class	None	None	None
International Stock Fund—I Class	None	None	None
International Stock Fund—R Class	None	None	None
International Value Equity Fund	None	None	None
International Value Equity Fund—Advisor Class	None	None	None
International Value Equity Fund—I Class	None	None	None
International Value Equity Fund—R Class	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None
Japan Fund	None	None	None
Japan Fund—I Class	None	None	None
Latin America Fund	None	None	None
Latin America Fund—I Class	None	$10,001–$50,000	None
Limited Duration Inflation Focused Bond Fund	None	None	None
Limited Duration Inflation Focused Bond Fund—I Class	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	Over $100,000	None
Maryland Short-Term Tax-Free Bond Fund—I Class	None	None	None
Maryland Tax-Free Bond Fund	None	Over $100,000	None
Maryland Tax-Free Bond Fund—I Class	None	None	None
Maryland Tax-Free Money Fund	None	$1–$10,000	None
Maryland Tax-Free Money Fund—I Class	None	None	None
Mid-Cap Growth Fund	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None
Mid-Cap Growth Fund—I Class	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None
Mid-Cap Index Fund	None	None	None
Mid-Cap Index Fund—I Class	None	None	None
Mid-Cap Value Fund	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None
Mid-Cap Value Fund—I Class	None	None	None
Mid-Cap Value Fund—R Class	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None
New America Growth Fund	None	None	None
New America Growth Fund—Advisor Class	None	None	None
New America Growth Fund—I Class	None	Over $100,000	None
New Asia Fund	$10,001–$50,000	None	None
New Asia Fund—I Class	Over $100,000	Over $100,000	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
New Era Fund	None	None	$10,001–$50,000
New Era Fund—I Class	None	None	None
New Horizons Fund	$50,001–$100,000	None	None
New Horizons Fund—I Class	None	None	None
New Income Fund	None	None	None
New Income Fund—Advisor Class	None	None	None
New Income Fund—I Class	None	None	None
New Income Fund—R Class	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None
New Jersey Tax-Free Bond Fund—I Class	None	None	None
New York Tax-Free Bond Fund	None	None	None
New York Tax-Free Bond Fund—I Class	None	None	None
New York Tax-Free Money Fund	None	None	None
New York Tax-Free Money Fund—I Class	None	None	None
Overseas Stock Fund	None	None	None
Overseas Stock Fund—Advisor Class	None	None	None
Overseas Stock Fund—I Class	None	None	None
Personal Strategy Balanced Fund	None	None	None
Personal Strategy Balanced Fund—I Class	None	None	None
Personal Strategy Growth Fund	None	None	None
Personal Strategy Growth Fund—I Class	None	None	None
Personal Strategy Income Fund	None	None	None
Personal Strategy Income Fund—I Class	None	None	None
QM Global Equity Fund	None	None	None
QM Global Equity Fund—Advisor Class	None	None	None
QM Global Equity Fund—I Class	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	None	None	None
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	None	None	None
QM U.S. Small-Cap Growth Equity Fund	None	None	None
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	None	None	None
QM U.S. Small-Cap Growth Equity Fund—I Class	None	None	None
QM U.S. Value Equity Fund	None	None	None
QM U.S. Value Equity Fund—Advisor Class	None	None	None
QM U.S. Value Equity Fund—I Class	None	None	None
Real Assets Fund	None	None	None
Real Assets Fund—I Class	None	None	None
Real Estate Fund	None	None	None
Real Estate Fund—Advisor Class	None	None	None
Real Estate Fund—I Class	Over $100,000	None	None
Retirement 2005 Fund	None	None	None
Retirement 2005 Fund—Advisor Class	None	None	None
Retirement 2005 Fund—R Class	None	None	None
Retirement 2010 Fund	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None
Retirement 2010 Fund—R Class	None	None	None
Retirement 2015 Fund	None	None	None
Retirement 2015 Fund—Advisor Class	None	None	None
Retirement 2015 Fund—R Class	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
Retirement 2020 Fund	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None
Retirement 2020 Fund—R Class	None	None	None
Retirement 2025 Fund	None	None	None
Retirement 2025 Fund—Advisor Class	None	None	None
Retirement 2025 Fund—R Class	None	None	None
Retirement 2030 Fund	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None
Retirement 2030 Fund—R Class	None	None	None
Retirement 2035 Fund	None	None	None
Retirement 2035 Fund—Advisor Class	None	None	None
Retirement 2035 Fund—R Class	None	None	None
Retirement 2040 Fund	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None
Retirement 2040 Fund—R Class	None	None	None
Retirement 2045 Fund	None	None	None
Retirement 2045 Fund—Advisor Class	None	None	None
Retirement 2045 Fund—R Class	None	None	None
Retirement 2050 Fund	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None
Retirement 2050 Fund—R Class	None	None	None
Retirement 2055 Fund	Over $100,000	None	None
Retirement 2055 Fund—Advisor Class	None	None	None
Retirement 2055 Fund—R Class	None	None	None
Retirement 2060 Fund	None	None	None
Retirement 2060 Fund—Advisor Class	None	None	None
Retirement 2060 Fund—R Class	None	None	None
Retirement Balanced Fund	None	None	None
Retirement Balanced Fund—Advisor Class	None	None	None
Retirement Balanced Fund—R Class	None	None	None
Retirement I 2005 Fund—I Class	None	None	None
Retirement I 2010 Fund—I Class	None	None	None
Retirement I 2015 Fund—I Class	None	None	None
Retirement I 2020 Fund—I Class	None	None	None
Retirement I 2025 Fund—I Class	None	None	None
Retirement I 2030 Fund—I Class	None	None	None
Retirement I 2035 Fund—I Class	None	None	None
Retirement I 2040 Fund—I Class	None	None	None
Retirement I 2045 Fund—I Class	None	None	None
Retirement I 2050 Fund—I Class	None	None	None
Retirement I 2055 Fund—I Class	None	None	None
Retirement I 2060 Fund—I Class	None	None	None
Retirement Balanced I Fund—I Class	None	None	None
Retirement Income 2020 Fund	None	None	None
Science & Technology Fund	Over $100,000	None	$10,001–$50,000
Science & Technology Fund—Advisor Class	None	None	Over $100,000
Science & Technology Fund—I Class	Over $100,000	None	None
Short-Term Fund	None	None	None
Short-Term Bond Fund	None	None	$50,001–$100,000
Short-Term Bond Fund—Advisor Class	None	None	None
Short-Term Bond Fund—I Class	Over $100,000	None	Over $100,000
Short-Term Government Fund	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
Small-Cap Index Fund	None	None	None
Small-Cap Index Fund—I Class	None	None	None
Small-Cap Stock Fund	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None
Small-Cap Stock Fund—I Class	Over $100,000	None	None
Small-Cap Value Fund	$50,001–$100,000	None	None
Small-Cap Value Fund—Advisor Class	None	None	None
Small-Cap Value Fund—I Class	None	None	None
Spectrum Growth Fund	Over $100,000	Over $100,000	$10,001–$50,000
Spectrum Income Fund	$10,001–$50,000	None	None
Spectrum International Fund	Over $100,000	None	None
Summit Municipal Income Fund	None	None	None
Summit Municipal Income Fund—Advisor Class	None	None	None
Summit Municipal Intermediate Fund	Over $100,000	None	None
Summit Municipal Intermediate Fund—Advisor Class	None	None	None
Summit Municipal Money Market Fund	None	None	None
Target 2005 Fund	None	None	None
Target 2005 Fund—Advisor Class	None	None	None
Target 2005 Fund—I Class	None	None	None
Target 2010 Fund	None	None	None
Target 2010 Fund—Advisor Class	None	None	None
Target 2010 Fund—I Class	None	None	None
Target 2015 Fund	None	None	None
Target 2015 Fund—Advisor Class	None	None	None
Target 2015 Fund—I Class	None	None	None
Target 2020 Fund	None	None	None
Target 2020 Fund—Advisor Class	None	None	None
Target 2020 Fund—I Class	None	None	None
Target 2025 Fund	None	None	None
Target 2025 Fund—Advisor Class	None	None	None
Target 2025 Fund—I Class	None	None	None
Target 2030 Fund	None	None	None
Target 2030 Fund—Advisor Class	None	None	None
Target 2030 Fund—I Class	None	None	None
Target 2035 Fund	None	None	None
Target 2035 Fund—Advisor Class	None	None	None
Target 2035 Fund—I Class	None	None	None
Target 2040 Fund	None	None	None
Target 2040 Fund—Advisor Class	None	None	None
Target 2040 Fund—I Class	None	None	None
Target 2045 Fund	None	None	None
Target 2045 Fund—Advisor Class	None	None	None
Target 2045 Fund—I Class	None	None	None
Target 2050 Fund	None	None	None
Target 2050 Fund—Advisor Class	None	None	None
Target 2050 Fund—I Class	None	None	None
Target 2055 Fund	None	None	None
Target 2055 Fund—Advisor Class	None	None	None
Target 2055 Fund—I Class	None	None	None
Target 2060 Fund	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Sharps	Wiese
	Over $100,000	Over $100,000	Over $100,000
Target 2060 Fund—Advisor Class	None	None	None
Target 2060 Fund—I Class	None	None	None
Tax-Efficient Equity Fund	None	None	None
Tax-Efficient Equity Fund—I Class	None	None	None
Tax-Exempt Money Fund	None	None	None
Tax-Exempt Money Fund—I Class	None	None	None
Tax-Free High Yield Fund	None	Over $100,000	None
Tax-Free High Yield Fund—Advisor Class	None	None	None
Tax-Free High Yield Fund—I Class	None	None	None
Tax-Free Income Fund	None	None	None
Tax-Free Income Fund—Advisor Class	None	None	None
Tax-Free Income Fund—I Class	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None
Tax-Free Short-Intermediate Fund—Advisor Class	None	None	None
Tax-Free Short-Intermediate Fund—I Class	Over $100,000	None	None
Total Equity Market Index Fund	Over $100,000	None	$10,001–$50,000
Total Return Fund	None	None	None
Total Return Fund—Advisor Class	None	None	None
Total Return Fund—I Class	None	None	None
Treasury Reserve Fund	None	None	None
U.S. Bond Enhanced Index Fund	None	None	None
U.S. High Yield Fund	None	None	None
U.S. High Yield Fund—Advisor Class	None	None	None
U.S. High Yield Fund—I Class	None	None	None
U.S. Large-Cap Core Fund	None	None	None
U.S. Large-Cap Core Fund—Advisor Class	None	None	None
U.S. Large-Cap Core Fund—I Class	None	None	None
U.S. Treasury Intermediate Fund	None	None	None
U.S. Treasury Intermediate Fund—I Class	None	None	None
U.S. Treasury Long-Term Fund	None	None	None
U.S. Treasury Long-Term Fund—I Class	None	None	None
U.S. Treasury Money Fund	Over $100,000	Over $100,000	Over $100,000
U.S. Treasury Money Fund—I Class	None	None	None
Ultra Short-Term Bond Fund	None	Over $100,000	None
Ultra Short-Term Bond Fund—I Class	None	None	None
Value Fund	None	None	None
Value Fund—Advisor Class	None	None	None
Value Fund—I Class	None	None	None
Virginia Tax-Free Bond Fund	None	None	None
Virginia Tax-Free Bond Fund—I Class	None	None	None

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth ranges of holdings for each Price Fund’s portfolio manager. The portfolio manager serves as chairman of the fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. The column titled “Range of Fund Holdings as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund for which he or she serves as portfolio manager, as of the end of that fund’s most recent fiscal year. The column titled “Range of Holdings in Investment Strategy as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares or units held through the T. Rowe Price 401(k)

plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund, as well as all investment portfolios that are managed by the same portfolio manager and have investment objectives, policies, and strategies that are substantially similar to those of the fund. Substantially similar portfolios may include other Price Funds, such as institutional funds, T. Rowe Price common trust funds, and non-U.S. pooled investment vehicles, such as Societe d’Investissement a Capital Variable Funds (SICAVs). The range of holdings for all investment portfolios within the investment strategy is provided as of the end of the fund’s most recent fiscal year, regardless of the fiscal years of the other investment portfolios.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Africa & Middle East Fund	Oliver D.M. Bell	None	None
Asia Opportunities Fund	Eric C. Moffett	Over $1,000,000	Over $1,000,000
Balanced Fund	Charles M. Shriver	$100,001-$500,000	$100,001-$500,000
Blue Chip Growth Fund	Larry J. Puglia	Over $1,000,000	Over $1,000,000
Capital Appreciation Fund	David R. Giroux	Over $1,000,000	Over $1,000,000
Capital Appreciation & Income Fund	David R. Giroux Steven D. Krichbaum Paul M. Massaro	(b) (b) (b)	(b) (b) (b)
Capital Opportunity Fund	Ann M. Holcomb Jason B. Polun Thomas H. Watson	$100,001-$500,000 None None	Over $1,000,000 $500,001-$1,000,000 $500,001-$1,000,000
Cash Reserves Fund	Joseph K. Lynagh	$10,001–$50,000	$50,001–$100,000
Communications & Technology Fund	Paul D. Greene II	$500,001-$1,000,000	$500,001-$1,000,000
Corporate Income Fund	Steve Boothe David A. Tiberii Lauren T. Wagandt	(c) $100,001–$500,000 (c)	(c) $100,001–$500,000 (c)
Credit Opportunities Fund	Rodney M. Rayburn	$100,001–$500,000	$100,001–$500,000
Diversified Mid-Cap Growth Fund	Donald J. Easley Donald J. Peters	$500,001-$1,000,000 Over $1,000,000	$500,001-$1,000,000 Over $1,000,000
Dividend Growth Fund	Thomas J. Huber	Over $1,000,000	Over $1,000,000
Dynamic Global Bond Fund	Arif Husain	None	$100,001-$500,000
Emerging Europe Fund	Ulle Adamson	None	None
Emerging Markets Bond Fund	Michael J. Conelius	$50,001-$100,000	$500,001-$1,000,000
Emerging Markets Corporate Bond Fund	Samy B. Muaddi	$100,001-$500,000	$100,001-$500,000
Emerging Markets Local Currency Bond Fund	Andrew J. Keirle	$10,001-$50,000	$100,001-$500,000
Emerging Markets Stock Fund	Gonzalo Pangaro	Over $1,000,000	Over $1,000,000
Emerging Markets Value Stock Fund	Ernest C. Yeung	$500,001–$1,000,000	$500,001–$1,000,000
Equity Income Fund	John D. Linehan	Over $1,000,000	Over $1,000,000
Equity Index 500 Fund	Ken D. Uematsu	$1-$10,000	$50,001-$100,000
European Stock Fund	Dean Tenerelli	None	None
Extended Equity Market Index Fund	Ken D. Uematsu	$50,001-$100,000	$50,001-$100,000
Financial Services Fund	Gabriel Solomon	$50,001-$100,000	$50,001-$100,000
Floating Rate Fund	Paul M. Massaro	$100,001–$500,000	$100,001–$500,000
Global Allocation Fund	Charles M. Shriver	$500,001–$1,000,000	Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Global Consumer Fund	Jason Nogueira	Over $1,000,000	Over $1,000,000
Global Growth Stock Fund	R. Scott Berg	Over $1,000,000	Over $1,000,000
Global High Income Bond Fund	Michael Della Vedova Mark J. Vaselkiv	None None	None None
Global Industrials Fund	Peter J. Bates	$500,001-$1,000,000	$500,001-$1,000,000
Global Multi-Sector Bond Fund	Steven C. Huber Kenneth A. Orchard	$10,001–$50,000 (d)	$500,001–$1,000,000 (d)
Global Real Estate Fund	Nina P. Jones	$100,001-$500,000	$100,001-$500,000
Global Stock Fund	David J. Eiswert	Over $1,000,000	Over $1,000,000
Global Technology Fund	Joshua K. Spencer	Over $1,000,000	Over $1,000,000
GNMA Fund	Andrew C. McCormick	$100,001–$500,000	$100,001–$500,000
Government Money Fund	Joseph K. Lynagh	$10,001–$50,000	$10,001–$50,000
Growth & Income Fund	Jeffrey Rottinghaus	None	Over $1,000,000
Growth Stock Fund	Joseph B. Fath	None	$500,001-$1,000,000
Health Sciences Fund	Ziad Bakri	$100,001-$500,000	$100,001-$500,000
High Yield Fund	Mark J. Vaselkiv	None	$500,001–$1,000,000
Inflation Protected Bond Fund	Stephen L. Bartolini	$100,001–$500,000	$100,001–$500,000
Institutional Africa & Middle East Fund	Oliver D.M. Bell	None	None
Institutional Cash Reserves Fund	Joseph K. Lynagh	None	$10,001–$50,000
Institutional Core Plus Fund	Brian J. Brennan	$100,001–$500,000	$100,001–$500,000
Institutional Credit Opportunities Fund	Rodney M. Rayburn	$50,001–$100,000	$100,001–$500,000
Institutional Emerging Markets Bond Fund	Michael J. Conelius	$100,001-$500,000	$500,001-$1,000,000
Institutional Emerging Markets Equity Fund	Gonzalo Pangaro	None	Over $1,000,000
Institutional Floating Rate Fund	Paul M. Massaro	$50,001–$100,000	$100,001–$500,000
Institutional Frontier Markets Equity Fund	Oliver D.M. Bell	None	None
Institutional Global Focused Growth Equity Fund	David J. Eiswert	Over $1,000,000	Over $1,000,000
Institutional Global Growth Equity Fund	R. Scott Berg	None	Over $1,000,000
Institutional Global Multi-Sector Bond Fund	Steven C. Huber Kenneth A. Orchard	$500,001–$1,000,000 (d)	$500,001–$1,000,000 (d)
Institutional Global Value Equity Fund	Sebastien Mallet	None	$100,001–$500,000
Institutional High Yield Fund	Mark J. Vaselkiv	$500,001–$1,000,000	$500,001–$1,000,000
Institutional International Bond Fund	Arif Husain Kenneth A. Orchard	None None	None $50,001-$100,000
Institutional International Concentrated Equity Fund	Federico Santilli	None	$100,001–$500,000
Institutional International Core Equity Fund	Raymond A. Mills	None	Over $1,000,000
Institutional International Growth Equity Fund	Richard N. Clattenburg	None	$500,001–$1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Institutional Large-Cap Core Growth Fund	Larry J. Puglia	None	Over $1,000,000
Institutional Large-Cap Growth Fund	Taymour R. Tamaddon	$500,001-$1,000,000	$500,001-$1,000,000
Institutional Large-Cap Value Fund	Mark S. Finn John D. Linehan Heather K. McPherson	$500,001-$1,000,000 $500,001-$1,000,000 Over $1,000,000	$500,001-$1,000,000 Over $1,000,000 Over $1,000,000
Institutional Long Duration Credit Fund	Robert M. Larkin David A. Tiberii	(e) $50,001–$100,000	(e) $50,001–$100,000
Institutional Mid-Cap Equity Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Institutional Small-Cap Stock Fund	Frank M. Alonso	$500,001-$1,000,000	$500,001-$1,000,000
Institutional U.S. Structured Research Fund	Ann M. Holcomb Jason B. Polun Thomas H. Watson	None None None	Over $1,000,000 $500,001-$1,000,000 $500,001-$1,000,000
Intermediate Tax-Free High Yield Fund	James M. Murphy	$50,001–$100,000	$50,001–$100,000
International Bond Fund	Arif Husain Kenneth A. Orchard	None None	None $10,001–$50,000
International Bond Fund (USD Hedged)	Arif Husain Kenneth A. Orchard	None	None
International Concentrated Equity Fund	Federico Santilli	None	$100,001–$500,000
International Discovery Fund	Justin Thomson	$500,001–$1,000,000	$500,001–$1,000,000
International Equity Index Fund	Neil Smith	None	None
International Stock Fund	Richard N. Clattenburg	None	$500,001–$1,000,000
International Value Equity Fund	Jonathan H.W. Matthews	$10,001–$50,000	$10,001–$50,000
Japan Fund	Archibald Ciganer	None	None
Latin America Fund	Verena E. Wachnitz	$100,001–$500,000	$100,001–$500,000
Limited Duration Inflation Focused Bond Fund	Stephen L. Bartolini	$10,001–$50,000	$10,001–$50,000
Mid-Cap Growth Fund	Brian W.H. Berghuis	Over $1,000,000	Over $1,000,000
Mid-Cap Value Fund	David J. Wallack	None	Over $1,000,000
Multi-Strategy Total Return Fund	Richard de los Reyes Stefan Hubrich	(f) (f)	(f) (f)
New America Growth Fund	Justin White	$500,001-$1,000,000	$500,001-$1,000,000
New Asia Fund	Anh Lu	Over $1,000,000	Over $1,000,000
New Era Fund	Shawn T. Driscoll	$100,001-$500,000	$100,001-$500,000
New Horizons Fund	Henry M. Ellenbogen	Over $1,000,000	Over $1,000,000
New Income Fund	Stephen L. Bartolini Daniel O. Shackelford	(g) $10,001–$50,000	(g) $100,001–$500,000
Overseas Stock Fund	Raymond A. Mills	None	Over $1,000,000
Personal Strategy Balanced Fund	Charles M. Shriver	$50,001–$100,000	$100,001–$500,000
Personal Strategy Growth Fund	Charles M. Shriver	$100,001–$500,000	$100,001–$500,000
Personal Strategy Income Fund	Charles M. Shriver	$50,001–$100,000	$100,001–$500,000
QM Global Equity Fund	Sudhir Nanda	$100,001-$500,000	$100,001-$500,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
QM U.S. Small & Mid-Cap Core Equity Fund	Vinit Agrawal Prashant Jeyaganesh Sudhir Nanda	$10,001-$50,000 None $10,001-$50,000	$10,001-$50,000 None $10,001-$50,000
QM U.S. Small-Cap Growth Equity Fund	Sudhir Nanda	$100,001-$500,000	$100,001-$500,000
QM U.S. Value Equity Fund	Farris G. Shuggi	$10,001-$50,000	$10,001-$50,000
Real Assets Fund	Wyatt A. Lee	$1-$10,000	$10,001-$50,000
Real Estate Fund	David M. Lee	$100,001-$500,000	$100,001-$500,000
Science & Technology Fund	Kennard W. Allen	Over $1,000,000	Over $1,000,000
Short-Term Bond Fund	Michael F. Reinartz	None	None
Small-Cap Stock Fund	Frank M. Alonso	None	$500,001-$1,000,000
Small-Cap Value Fund	J. David Wagner	$100,001-$500,000	Over $1,000,000
Spectrum Growth Fund	Charles M. Shriver	$100,001-$500,000	$100,001-$500,000
Spectrum Income Fund	Charles M. Shriver	$100,001-$500,000	$100,001-$500,000
Spectrum International Fund	Charles M. Shriver	$100,001-$500,000	$100,001-$500,000
Summit Municipal Income Fund	Konstantine B. Mallas	$100,001–$500,000	$500,001–$1,000,000
Summit Municipal Intermediate Fund	Charles B. Hill	$500,001–$1,000,000	$500,001–$1,000,000
Summit Municipal Money Market Fund	Joseph K. Lynagh	None	$1–$10,000
Tax-Efficient Equity Fund	Donald J. Peters	Over $1,000,000	Over $1,000,000
Tax-Exempt Money Fund	Joseph K. Lynagh	$1–$10,000	$1–$10,000
Tax-Free High Yield Fund	James M. Murphy	$100,001–$500,000	$100,001–$500,000
Tax-Free Income Fund	Konstantine B. Mallas	$100,001–$500,000	$100,001–$500,000
Tax-Free Short-Intermediate Fund	Charles B. Hill	$1–$10,000	$10,001–$50,000
Total Equity Market Index Fund	Ken D. Uematsu	$1-$10,000	$1-$10,000
Total Return Fund	Christopher P. Brown, Jr. Andrew C. McCormick	$100,001–$500,000 Over $1,000,000	$100,001–$500,000 Over $1,000,000
U.S. Bond Enhanced Index Fund	Robert M. Larkins	None	$10,001–$50,000
U.S. High Yield Fund	Kevin Loome	None	None
U.S. Large-Cap Core Fund	Jeffrey Rottinghaus	Over $1,000,000	Over $1,000,000
U.S. Treasury Intermediate Fund	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Long-Term Fund	Brian J. Brennan	$10,001–$50,000	$10,001–$50,000
U.S. Treasury Money Fund	Joseph K. Lynagh	$1–$10,000	$10,001–$50,000
Ultra Short-Term Bond Fund	Joseph K. Lynagh	$100,001–$500,000	$100,001–$500,000
Value Fund	Mark S. Finn	Over $1,000,000	Over $1,000,000

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

(b) The fund has not yet incepted; therefore, the range of holdings is not yet available.

(c) On January 31, 2018, Steve Boothe and Lauren T. Wagandt became co-portfolio managers of the fund. The range of fund holdings is not yet available.

(d) On January 31, 2018, Kenneth A. Orchard became co-portfolio manager of the fund. The range of fund holdings is not yet available.

(e) On January 31, 2018, Robert M. Larkin became co-portfolio manager of the fund. The range of fund holdings is not yet available.

(f) The fund incepted on February 23, 2018; therefore, the range of holdings is not yet available.

(g) On January 31, 2018, Stephen L. Bartolini became co-portfolio manager of the fund. The range of fund holdings is not yet available.

The following funds are generally designed to be sold to persons residing in the state referenced in the fund’s name. Since the portfolio managers reside in Maryland, they do not typically invest in funds designed to provide tax benefits for residents of other states.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
California Tax-Free Bond Fund	Konstantine B. Mallas	None	$50,001–$100,000
California Tax-Free Money Fund	Joseph K. Lynagh	None	$1–$10,000
Georgia Tax-Free Bond Fund	Hugh D. McGuirk	None	$500,001–$1,00,000
Maryland Short-Term Tax-Free Bond Fund	Charles B. Hill	$1–$10,000	$10,001–$50,000
Maryland Tax-Free Bond Fund	Hugh D. McGuirk	$500,001–$1,000,000	$500,001–$1,000,000
Maryland Tax-Free Money Fund	Joseph K. Lynagh	$1–$10,000	$1–$10,000
New Jersey Tax-Free Bond Fund	Konstantine B. Mallas	None	$50,001–$100,000
New York Tax-Free Bond Fund	Konstantine B. Mallas	None	$50,001–$100,000
New York Tax-Free Money Fund	Joseph K. Lynagh	None	$1–$10,000
Virginia Tax-Free Bond Fund	Hugh D. McGuirk	None	$500,001–$1,000,000

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

The following Target Date Funds are designed to provide a diversified portfolio that becomes more conservative over time based on an expected retirement year.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement 2005 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2010 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2015 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2020 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2025 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2030 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2035 Fund	Jerome A. Clark Wyatt A. Lee	None $10,001–$50,000	Over $1,000,000 Over $1,000,000
Retirement 2040 Fund	Jerome A. Clark Wyatt A. Lee	None $100,001–$500,000	Over $1,000,000 Over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Retirement 2045 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2050 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2055 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement 2060 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement Balanced Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2005 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2010 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2015 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2020 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2025 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2030 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2035 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2040 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2045 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2050 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2055 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement I 2060 Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000
Retirement Balanced I Fund—I Class	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000

Retirement Income 2020 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 Over $1,000,000

Target 2005 Fund	Jerome A. Clark Wyatt A. Lee	None None	Over $1,000,000 None
Target 2010 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2015 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2020 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2025 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2030 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2035 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Target 2040 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2045 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2050 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2055 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None
Target 2060 Fund	Jerome A. Clark Wyatt A. Lee	None None	None None

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

The following funds are not available for direct purchase by members of the public. Therefore, the portfolio manager is not permitted to invest directly in the fund.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year[a]
Emerging Markets Corporate Multi-Sector Account Portfolio	Samy B. Muaddi	None	$100,001–$500,000
Emerging Markets Local Multi-Sector Account Portfolio	Andrew J. Keirle	None	$100,001–$500,000
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	None	$100,001–$500,000
Government Reserve Fund	Joseph K. Lynagh	None	$10,001–$50,000
High Yield Multi-Sector Account Portfolio	Mark J. Vaselkiv	None	$500,001–$1,000,000
Investment-Grade Corporate Multi-Sector Account Portfolio	Steve Boothe	None	None
Mid-Cap Index Fund	Ken D. Uematsu	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	Andrew C. McCormick	None	None
Short-Term Fund	Joseph K. Lynagh	None	None
Short-Term Government Fund	Joseph K. Lynagh	(b)	None
Small-Cap Index Fund	Ken D. Uematsu	None	None
Treasury Reserve Fund	Joseph K. Lynagh	None	None

(a) See table beginning on page 11 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 11.

(b) The fund has not incepted; therefore, the range of fund holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, Price Japan, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ulle Adamson	1	$183,974,055	1	$8,314,926	0	—
Vinit Agrawal	1	55,532,764	0	—	0	—
Kennard W. Allen	4	6,308,440,683	0	—	0	—
Frank M. Alonso	4	14,250,745,718	2	1,755,872,719	2	$481,811,580
Ziad Bakri	6	14,429,328,399	0	—	1	104,009,391
Stephen L. Bartolini	2	8,614,621,826	1	996,407,325	0	—
Peter J. Bates	1	25,864,299	0	—	0	—
Oliver D.M. Bell	3	375,734,608	2	441,641,409	0	—
R. Scott Berg	2	607,345,721	13	3,229,462,734	5	1,472,848,089
Brian W.H. Berghuis	9	51,952,712,373	1	2,006,998,427	7	2,133,861,070
Steve Boothe	0	—	1	22,087,950	1	12,240,267
Brian J. Brennan	3	1,960,054,653	5	3,575,750,097	2	925,846,923
Christopher P. Brown, Jr.	1	400,426,986	0	—	0	—
Archibald Ciganer	1	702,876,788	10	245,662,483	1	392,534,668
Jerome A. Clark	88	182,210,787,799	41	72,386,458,969	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Richard N. Clattenburg	5	16,781,269,598	1	3,455,835,623	0	—
Michael J. Conelius	2	6,954,978,707	6	3,054,689,449	1	9,051,087
Richard de los Reyes(a)	—	—	—	—	—	—
Michael Della Vedova	1	91,333,351	5	12,755,466,037	1	13,471,025
Shawn T. Driscoll	3	11,270,597,362	5	2,669,366,688	2	273,511,137
Donald J. Easley	5	3,049,110,940	0	—	3	102,484,319
David J. Eiswert	3	921,530,948	10	1,957,857,155	7	4,196,752,704
Henry M. Ellenbogen	1	21,920,498,356	1	2,208,308,016	8	2,199,679,567
Joseph B. Fath	12	70,051,190,198	3	9,641,964,374	8	2,494,282,649
Mark S. Finn	9	45,007,288,299	10	15,783,825,796	29	6,117,998,734
David R. Giroux	7	45,629,775,069	1	415,262,570	0	—
Paul D. Greene II	2	5,310,679,344	0	—	0	—
Charles B. Hill	4	8,153,744,273	2	299,571,241	9	1,814,365,845
Ann M. Holcomb	3	6,189,380,393	5	3,748,633,665	23	10,449,245,700
Steven C. Huber	2	403,464,948	1	285,080,468	2	418,575,188
Thomas J. Huber	2	9,646,678,046	0	—	1	131,231,927
Stefan Hubrich(a)	—	—	—	—	—	—
Arif Husain	6	34,943,701,773	21	14,117,057,048	2	391,834,496
Prashant G. Jeyaganesh	1	55,532,764	0	—	0	—
Nina P. Jones	1	184,284,155	1	43,244,875	0	—
Andrew J. Keirle	2	605,242,153	1	70,841,171	0	—
Steven D. Krichbaum(b)	—	—	—	—	—	—
Robert M. Larkins	1	685,087,490	2	1,347,849,035	14	1,873,612,954
David M. Lee	2	6,411,130,412	0	—	0	—
Wyatt A. Lee	40	171,858,859,473	35	70,441,714,401	0	—
John D. Linehan	17	44,179,621,184	11	12,496,729,765	31	6,522,287,848
Kevin Loome	1	24,980,000	1	97,920,000	—	—
Anh Lu	1	3,145,843,479	4	1,573,411,494	0	—
Joseph K. Lynagh	14	41,026,534,207	3	5,460,650,803	3	2,150,678,367
Konstantine B. Mallas	5	5,534,299,368	0	—	4	83,023,808
Sebastien Mallet	1	11,243,339	2	46,316,463	0	—
Paul M. Massaro	3	6,554,281,640	3	634,446,328	13	6,082,503,329
Jonathan H.W. Matthews	1	13,630,428,881	1	3,373,963,573	0	—
Andrew C. McCormick	4	73,213,142,241	0	—	0	—
Hugh D. McGuirk	2	2,508,044,534	0	—	10	715,051,613
Heather K. McPherson	6	13,191,800,868	6	2,090,047,122	24	4,775,458,335
Raymond A. Mills	5	16,040,704,654	1	3,577,320,525	3	1,735,594,542
Eric C. Moffett	1	80,106,386	1	5,506,676	0	—
Samy B. Muaddi	2	95,977,676	3	247,708,777	0	—
James M. Murphy	3	4,939,367,658	0	—	0	—
Sudhir Nanda	5	8,379,528,332	4	235,433,495	2	129,101,426
Jason Nogueira	1	14,913,113	0	—	0	—
Kenneth A. Orchard	2	1,304,936,629	0	—	0	—
Gonzalo Pangaro	3	12,763,997,570	6	6,112,124,605	3	2,434,495,827
Donald J. Peters	6	3,336,203,444	1	(3,568,693)	13	2,212,335,021

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Jason B. Polun	4	6,191,503,040	5	9,286,442,593	23	10,449,245,700
Larry J. Puglia	9	59,634,786,593	15	10,570,372,088	18	6,087,300,275
Rodney M. Rayburn	2	72,921,958	1	26,067,301	0	—
Michael F. Reinartz	8	10,250,121,086	2	7,439,048,080	10	1,665,445,171
Jeffrey Rottinghaus	2	2,434,223,832	5	1,788,874,493	1	1,199,431
Federico Santilli	2	551,366,870	1	2,373,822	0	—
Daniel O. Shackelford	6	77,143,083,224	2	5,489,877,779	8	1,222,774,085
Charles M. Shriver	27	41,399,061,694	19	4,260,462,516	6	1,659,638,662
Farris G. Shuggi	1	20,841,836	0	—	0	—
Neil Smith	1	606,486,865	1	608,523,589	0	—
Gabriel Solomon	1	809,351,352	0	—	0	—
Joshua K. Spencer	2	6,841,042,508	4	3,293,634,307	4	1,849,225,355
Taymour R. Tamaddon	7	22,830,706,395	8	3,110,238,182	47	11,335,153,660
Dean Tenerelli	1	1,177,145,608	6	1,079,482,270	4	941,639,746
Justin Thomson	1	7,616,413,945	2	958,313,467	4	414,397,020
David A. Tiberii	3	1,079,805,760	2	225,207,735	5	3,217,341,913
Ken D. Uematsu	6	31,560,275,179	2	7,984,705,988	0	—
Mark J. Vaselkiv	6	10,846,421,504	4	3,065,118,208	1	319,826,238
Verena E. Wachnitz	1	698,219,479	1	6,638,528	0	—
J. David Wagner	6	11,782,978,959	1	1,539,956,592	2	243,046,056
Lauren T. Wagandt(c)	—	—	—	—	—	—
David J. Wallack	4	16,270,247,847	1	2,195,695,944	1	23,942,821
Thomas H. Watson	4	6,191,503,040	5	9,286,442,593	23	10,449,245,700
Justin White	3	4,651,587,889	0	—	0	—
Ernest C. Yeung	1	42,990,149	1	4,540,255	0	—

(a) The individual assumed co-portfolio management responsibilities of a mutual fund on February 23, 2018. The information on other managed accounts is not yet available.

(b) It is anticipated that the individual will assume co-portfolio management responsibilities of a mutual fund in 2018. The information on other managed accounts is not yet available.

(c) The individual assumed co-portfolio management responsibilities of a mutual fund on January 31, 2018. The information on other managed accounts is not yet available.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information on our brokerage and trade allocation policies.

The Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan, and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short (either directly or through derivatives, such as total return equity swaps) for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2017, none of the independent directors or their immediate family members owned beneficially or of record any securities of T. Rowe Price (the Price Funds’ investment adviser), Investment Services (the Price Funds’ distributor), or any person controlling, controlled by, or under common control with T. Rowe Price or Investment Services.

As of March 31, 2018, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except as shown in the following table.

Fund	%
Asia Opportunities Fund	2.1
Cash Reserves Fund	1.4
Credit Opportunities Fund	1.1
Emerging Markets Value Stock Fund	4.4
Global Consumer Fund	7.3
Global Growth Stock Fund	1.6
Global Industrials Fund	3.9
Institutional Global Focused Growth Equity Fund	10.2
Institutional Global Multi-Sector Bond Fund	5.6
Institutional Global Value Equity Fund	3.2
Maryland Short-Term Tax-Free Bond Fund	4.0
Maryland Tax-Free Money Fund	1.3
Summit Municipal Money Market Fund	1.6
Tax-Efficient Equity Fund	4.9
Total Return Fund	3.9

Fund	%
Ultra Short-Term Bond Fund	1.2
U.S. Treasury Money Fund	1.3

As of March 31, 2018, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES	17.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010

	SPECTRUM INTERNATIONAL FUND	5.54
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
AFRICA & MIDDLE EAST FUND—I CLASS	TRUSTEES OF T ROWE PRICE	92.98(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-0001
ASIA OPPORTUNITIES FUND	NATIONAL FINANCIAL SERVICES	15.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
ASIA OPPORTUNITIES FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	29.23(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.23
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002

	T ROWE PRICE ASSOCIATES	56.76(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
ASIA OPPORTUNITIES FUND—I CLASS	CHARLES SCHWAB & CO INC	19.31
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS
	211 MAIN STREET
	SAN FRANCISCO CA 94105-1905

	ERIC C MOFFETT	21.69
	MIRI C MOFFETT JT TEN

	PERSHING LLC	9.51

	ROBERT S KAPLAN	6.15
	JAMIE SCHUVAL JT TEN

	TRUSTEES OF T ROWE PRICE	21.54
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	18.21
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
BALANCED FUND	NATIONAL FINANCIAL SERVICES	6.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	24.94
	ATTN: TRPS INST CONTROL DEPT
	PO BOX 17215
	BALTIMORE MD 21297-1215

FUND	SHAREHOLDER	%
BALANCED FUND—I CLASS	NATIONAL FINANCIAL SERVICES	5.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	8.65
	OMNIBUS ACCOUNT
	TRP BALANCED - I

	THE NORTHERN TRUST CO AS TRUSTEE	17.71
	FBO KOHLS-DV
	PO BOX 92994
	CHICAGO IL 60675-2994

	UBATCO & CO	13.22
	FBO COLLEGE SAVINGS GROUP
	PO BOX 82535
	LINCOLN NE 68501-2535

	UBATCO & CO FBO ACES TRUST FUND	14.80
	6811 S 27TH ST
	LINCOLN NE 68512-4823
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC	7.36
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	15.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RET PLAN SVCS TR	6.69
	BLUE CHIP GROWTH FUND
	ATTN ASSET RECONCILATIONS

	WELLS FARGO CLEARING SERVICES LLC	10.47
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.00
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	5.84
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	15.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	6.98
	INSPER 401K
	PO BOX 28004
	ATLANTA GA 30358-0004
BLUE CHIP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	7.11
	ATTN MUTUAL FUNDS

	EDWARD D JONES & CO	19.27
	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	J.P. MORGAN SECURITIES LLC	5.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	NATIONAL FINANCIAL SERVICES	16.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	5.61
	OMNIBUS ACCT CASH/CASH
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533

FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—R CLASS	DCGT AS TTEE AND/OR CUST	8.13
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH ST
	DES MOINES IA 50392-0001

	SAMMONS FINANCIAL NETWORK LLC	8.14
	4546 CORPORATE DR STE 100
	WEST DES MOINES IA 50266-5911

	STATE STREET BANK AND TRUST AS	18.45
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.85
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	20.93
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CALIFORNIA TAX-FREE BOND FUND—I CLASS	ANTON YERGAT TR	23.90
	ANTON YERGAT LIVING TRUST

	CHARLES SCHWAB & CO INC	15.92
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	DANIEL E RAMIREZ	12.66

	DANIEL G JENSEN	10.15
	EVELYN H JENSEN TRS
	DANIEL G JENSEN & EVELYN H JENSEN
	FAM TRUST

	ELLEN B MILLER AGENT/POA	6.40
	ALICE N BESSMAN OR ELLEN
	BESSMAN MILLER TR THE BESSMAN
	TRUST AGRMNT
CALIFORNIA TAX-FREE MONEY FUND	MARK A WALSH T O D	16.09
CALIFORNIA TAX-FREE MONEY FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
CAPITAL APPRECIATION & INCOME FUND	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC	9.98
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	12.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.44

	TD AMERITRADE INC FBO	6.06
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
CAPITAL APPRECIATION FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	6.87
	SEPARATE ACCOUNT G
	5900 O STREET
	LINCOLN NE 68510-2234

	CHARLES SCHWAB & CO INC	19.28
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	21.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK N/A	9.96
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS
	1 SW SECURITY BENEFIT PL
	TOPEKA KS 66636-0001
CAPITAL APPRECIATION FUND—I CLASS	CHARLES SCHWAB & CO INC	21.67
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	19.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.34

	TD AMERITRADE INC FBO	9.11
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND	LVIP BLENDED CORE EQUITY	18.74
	MANAGED VOLATILITY FUND
	1300 S CLINTON ST MAILSTOP 5C00
	FORT WAYNE IN 46802-3506

	NATIONAL FINANCIAL SERVICES	15.98
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CAPITAL OPPORTUNITY FUND—ADVISOR CLASS	ASCENSUS TRUST COMPANY FBO	5.05
	LONG ISLAND ANESTHESIA PHYSICIANS
	PO BOX 10758
	FARGO ND 58106-0758

	CHARLES SCHWAB & CO INC	27.25(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	5.77
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	FIIOC AS AGENT FBO	23.06
	SHEPHERD ELECTRIC COMPANY INC
	401K AND PROFIT SHARING PLAN
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

	NATIONAL FINANCIAL SERVICES	5.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	11.62
	OUR CUSTOMERS
CAPITAL OPPORTUNITY FUND—I CLASS	COMFORT & CO	9.76
	FBO OLD POINT FINANCIAL 401(K) PSP
	11780 JEFFERSON AVE STE D
	NEWPORT NEWS VA 23606-1926

	NATIONWIDE TRUST COMPANY FSB	64.55(b)
	FBO PARTICIPATING RETIREMENT PLANS
	NTC-PLNS
	C/O IPO PORTFOLIO ACCOUNTING

FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND—R CLASS	CAPITAL BANK & TRUST COMPANY TTEE F	14.51
	JEFF WYLER AUTO FAMILY INC RSP 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	CAPITAL BANK & TRUST COMPANY TTEE F	20.64
	MACHINERY SYSTEMS INC EMPLOYEES PSP

	DCGT AS TTEE AND/OR CUST	8.13
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	NATIONWIDE TRUST CO FSB	8.90
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029

	RELIANCE TRUST COMPANY FBO	5.90
	MTRMLS INC
COMMUNICATIONS & TECHNOLOGY FUND	NATIONAL FINANCIAL SERVICES	6.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.01
	MEDIA & TELECOMMUNICATION FUND
	DST #121
COMMUNICATIONS & TECHNOLOGY FUND—I	KAMAEHU L P	5.40
CLASS
	TD AMERITRADE INC FBO	5.62
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	38.84(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
CORPORATE INCOME FUND	SPECTRUM INCOME FUND	49.94(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
CORPORATE INCOME FUND—I CLASS	KB INSURANCE CO LTD	52.56(b)
	KB INSURANCE BLDG, 110
	TEHERAN-RO, GANGNAM-GU

	PERSHING LLC	14.63

	ROBERT W SMITH	9.68
	TERESA O SMITH

	TRUSTEES OF T ROWE PRICE	10.43
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND	T ROWE PRICE ASSOCIATES	48.07(c)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	20.59
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	78.24(c)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
DIVERSIFIED MID-CAP GROWTH FUND	NATIONAL FINANCIAL SERVICES	7.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.40
DIVERSIFIED MID-CAP GROWTH FUND—I CLASS	BONNIE G MAIER TR	6.85
	JULIA LAMB MAIER IRREVOCABLE TRUST

	CHARLES SCHWAB & CO INC	5.02
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	EDUARD GORDON	6.64
	INNA GORDON JT TEN T O D

	NATIONAL FINANCIAL SERVICES	39.92(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	37.75(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
DIVIDEND GROWTH FUND	LPL FINANCIAL	6.58
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING
	4707 EXECUTIVE DR
	SAN DIEGO CA 92121-3091

	MLPF&S FOR THE SOLE BENEFIT OF	6.94
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES	17.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.93

FUND	SHAREHOLDER	%
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	5.94
	EMPLOYEE BENEFITS CLIENTS 401K

	JOHN HANCOCK TRUST COMPANY	5.43
	690 CANTON STREET
	WESTWOOD MA 02090-2321

	MATRIX TRUST COMPANY AS TTEE FBO	6.11
	VISTA 401(K) RETIREMENT PLAN
	PO BOX 52129
	PHOENIX AZ 85072-2129

	NATIONAL FINANCIAL SERVICES	45.81(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—I CLASS	EDWARD D JONES & CO	38.10(b)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	34.83(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND	RETIREMENT PORTFOLIO 2010	6.00
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	7.19
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	8.98
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	22.50
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	16.93
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	17.21
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.40
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
DYNAMIC GLOBAL BOND FUND—ADVISOR CLASS	LPL FINANCIAL	18.82
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	PERSHING LLC	13.00

	T ROWE PRICE ASSOCIATES	63.62(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
DYNAMIC GLOBAL BOND FUND—I CLASS	LADYBIRD & CO	18.05
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	LADYBUG & CO	10.15
	C/O T ROWE PRICE ASSOC
	ATTN DYNAMIC GLOBAL BOND
	I CLASS

	MAC & CO	5.20
	ATTN MUTUAL FUND OPERATIONS
	500 GRANT STREET ROOM 151-1010
	PITTSBURGH PA 15219-2502

	RETIREMENT I 2020 FUND	11.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	9.00
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	9.74
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES LLC	6.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	5.47
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	TD AMERITRADE INC FBO	5.16
	OUR CUSTOMERS
EMERGING EUROPE FUND—I CLASS	T ROWE PRICE ASSOCIATES	5.45
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	93.77(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND	RETIREMENT PORTFOLIO 2015	6.43
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	15.37
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.80
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	10.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	9.41
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS BOND FUND—ADVISOR	PERSHING LLC	33.34(b)
CLASS
EMERGING MARKETS BOND FUND—I CLASS	J.P. MORGAN SECURITIES LLC	42.17(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2020 FUND	9.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	7.04
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	6.97
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EMERGING MARKETS CORPORATE BOND FUND	T ROWE PRICE ASSOCIATES	41.87(c)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	8.21
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE BOND FUND—	LPL FINANCIAL	10.67
ADVISOR CLASS	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	63.39(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	15.73
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS CORPORATE BOND FUND—	CHARLES A MORRIS	14.74
I CLASS	ELISE D MORRIS JT TEN T O D

	CHARLES SCHWAB & CO INC	61.44(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	TD AMERITRADE INC FBO	5.89
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	12.68
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS CORPORATE MULTI-SECTOR	CBE OF NEW BRUNSWICK	41.68(b)
ACCOUNT PORTFOLIO	EM BOND MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	GENERAL DYNAMICS CORP 401K	12.71
	PLAN MASTER TRUST CP
	2941 FAIRVIEW PARK DR STE 100
	FALLS CHURCH VA 22042-4541

	T ROWE PRICE ASSOCIATES	35.06(c)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND	PERSHING LLC	5.84
FUND
	SPECTRUM INCOME FUND	82.85(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS LOCAL CURRENCY BOND	CHARLES SCHWAB & CO INC	28.87(b)
FUND—ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	67.03(c)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND	THE NORTHWESTERN MUTUAL LIFE	91.79(b)
FUND—I CLASS	INSURANCE COMPANY
	720 E WISCONSIN AVE
	MILWAUKEE WI 53202-4703
EMERGING MARKETS LOCAL MULTI-SECTOR	CBE OF NEW BRUNSWICK	77.51(b)
ACCOUNT PORTFOLIO	EM LOCAL MAP

	T ROWE PRICE ASSOCIATES	21.63
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS STOCK FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	11.67
	CUSTOMERS

	NATIONAL FINANCIAL SERVICES	5.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	7.86
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.93
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	6.84
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	9.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EMERGING MARKETS STOCK FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	31.13(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.60
	OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	7.68
	ATTN INVESTMENT SERVICES
	401K CLIENTS
	PO BOX 2600
	VALLEY FORGE PA 19482-2600
EMERGING MARKETS VALUE STOCK FUND	CHARLES SCHWAB & CO INC	5.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	17.68
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS VALUE STOCK FUND—I	E TRADE SECURITIES LLC	10.38
CLASS	PO BOX 484
	JERSEY CITY NJ 07303-0484

	PERSHING LLC	5.37

	T ROWE PRICE ASSOCIATES	75.59(c)
	ATTN FINANCIAL REPORTING DEPT

	ERIC C MOFFETT	18.52
	MIRI C MOFFETT JT TEN

	T ROWE PRICE ASSOCIATES	5.51
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO	21.34
	CUST FOR THE IRA OF
	JAMES D HARLAN

	TRUSTEES OF T ROWE PRICE	25.45(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	VANGUARD BROKERAGE SERVICES	26.92(b)
	PO BOX 1170
	VALLEY FORGE PA 19482-1170

FUND	SHAREHOLDER	%
EQUITY INCOME FUND	NATIONAL FINANCIAL SERVICES	8.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.69
	ATTN: TRPS INST CONTROL DEPT
EQUITY INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	62.44(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EQUITY INCOME FUND—I CLASS	EDWARD D JONES & CO	49.98(b)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	12.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	7.08
	OMNIBUS ACCOUNT
	TRP EQUITY INCOME - I

	TD AMERITRADE INC FBO	9.33
	OUR CUSTOMERS
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE	8.40
	AMERICAN UNIT TRUST
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	AMERICAN UNITED LIFE	18.84
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	5.70
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	HARTFORD LIFE INSURANCE CO	11.55
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999

	NATIONWIDE TRUST CO FSB	7.30
	C/O IPO PORTFOLIO ACCTG

FUND	SHAREHOLDER	%
EQUITY INDEX 500 FUND	RETIREMENT PORTFOLIO 2040	5.17
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	5.62
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	14.95
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.99
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.47
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.72
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
EQUITY INDEX 500 FUND—I CLASS	RETIREMENT I 2015 FUND	5.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	18.01
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	13.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	15.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	7.77
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	7.73
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC	8.14
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	SPECTRUM INTERNATIONAL FUND	22.51
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EUROPEAN STOCK FUND —I CLASS	CHARLES SCHWAB & CO INC	12.18
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	25.55(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.88
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	52.74(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
EXTENDED EQUITY MARKET INDEX FUND	TD AMERITRADE INC FBO	6.13
	OUR CUSTOMERS
FINANCIAL SERVICES FUND	CHARLES SCHWAB & CO INC	5.77
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	8.34

	T ROWE PRICE SERVICES INC FBO	5.09
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FUTURE TRENDS
	ATTN DAWN WAGNER FIXED INCOME
FINANCIAL SERVICES FUND—I CLASS	TRUSTEES OF T ROWE PRICE	88.01(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
FLOATING RATE FUND	NATIONAL FINANCIAL SERVICES	5.18
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2020	9.06
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	6.44
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.05
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	23.42
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
FLOATING RATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	18.06
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	58.11(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	12.60

	TD AMERITRADE INC FBO	5.56
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
FLOATING RATE FUND—I CLASS	PERSHING LLC	5.97

	RETIREMENT I 2015 FUND	5.71
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	16.96
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	12.29
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	12.37
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	5.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO	CBE OF NEW BRUNSWICK	38.64(b)
	FLOATING RATE MAP

	GENERAL DYNAMICS CORP 401K	15.39
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	6.72
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	30.37(c)
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	5.49
	ATTN: GREG ZICK
	414 NICOLLET MALL
	MINNEAPOLIS MN 55401-1993

FUND	SHAREHOLDER	%
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	11.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	17.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	14.93
	ATTN MUTUAL FUND ADMINISTRATOR
	C/O SUNTRUST BANK
	ONE FREEDOM VALLEY DR
	OAKS PA 19456-9989
GEORGIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	14.79
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	GARY E IVEY	42.33(b)

	NORA T HUGHES	6.40

	PERSHING LLC	5.19

	STEPHEN M HUGHES	5.65

	T ROWE PRICE ASSOCIATES	5.03
	ATTN FINANCIAL REPORTING DEPT

	WILLIAM KENT NICHOLS T O D	20.60

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND	MORGAN STANLEY SMITH BARNEY	10.63
	HARBORSIDE FINANCIAL CENTER
	PLAZA 2
	3RD FLOOR
	JERSEY CITY NJ 07311

	NATIONAL FINANCIAL SERVICES	11.63
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.32

	RAYMOND JAMES	12.96
	OMNIBUS FOR MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	9.46
	ATTN FINANCIAL REPORTING DEPT

	UBS WM USA	7.87
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI
	1000 HARBOR BLVD
	WEEHAWKEN NJ 07086-6761
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	10.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHARLES SCHWAB & CO INC	7.88
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	LPL FINANCIAL	11.25
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	49.19(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.66

	RAYMOND JAMES	5.22
	OMNIBUS FOR MUTUAL FUNDS

FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—I CLASS	CHARLES SCHWAB & CO INC	16.61
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	12.66
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	13.90

	SAXON & CO	5.01
	PO BOX 94597
	CLEVELAND OH 44101-4597

	TD AMERITRADE INC FBO	8.67
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	20.33
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	WILLIAM J STROMBERG	5.21
GLOBAL CONSUMER FUND	NATIONAL FINANCIAL SERVICES	6.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	52.90(c)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL GROWTH STOCK FUND—ADVISOR	CHARLES SCHWAB & CO INC	11.76
CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	MARK SMITH & GREGG DEVILBISS TTEE F	22.76
	KENTNER SELLERS LLP PSP
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES	6.88
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.24

	RAYMOND JAMES	6.40
	OMNIBUS FOR MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	27.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
GLOBAL GROWTH STOCK FUND—I CLASS	MAC & CO	11.75
	ATTN MUTUAL FUND OPERATIONS

	MAC & CO	29.26(b)
	ATTN MUTUAL FUND OPS

	MAC & CO	31.34(b)
	ATTN MUTUAL FUND OPS

	NATIONAL MERIT SCHOLARSHIP	15.60
	CORPORATION
	1560 SHERMAN AVENUE STE 200
	EVANSTON IL 60201-4897

	TRUSTEES OF T ROWE PRICE	8.36
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND	NATIONAL FINANCIAL SERVICES	15.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	20.57
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND—ADVISOR	CHARLES SCHWAB & CO INC	18.76
CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	15.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	20.88

	T ROWE PRICE ASSOCIATES	16.35
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	28.57(b)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL HIGH INCOME BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	66.87(b)
	ATTN MUTUAL FUNDS

	T ROWE PRICE TRUST CO	6.48
	CUST FOR THE IRA OF
	DAVID MILLER

	TD AMERITRADE INC FBO	16.73
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	6.26
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND	T ROWE PRICE ASSOCIATES	36.58(c)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND—I CLASS	T ROWE PRICE ASSOCIATES	18.36
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	81.64(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL MULTI-SECTOR BOND FUND	CHARLES SCHWAB & CO INC	8.84
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	11.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	9.52
	OUR CUSTOMERS
GLOBAL MULTI-SECTOR BOND FUND—ADVISOR	LPL FINANCIAL	7.30
CLASS	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	45.19(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.99

	TD AMERITRADE INC FBO	25.85(b)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL MULTI-SECTOR BOND FUND—I CLASS	AMERICAN TRUST CENTER	6.29
	401 N 4TH ST SUITE 301
	BISMARCK ND 58501-4023

	CENTBANK & CO	10.41
	814 N WASHINGTON ST
	PO BOX 700
	JUNCTION CITY KS 66441-0700

	LINCOLN RETIREMENT SERVICES COMPANY	5.33
	FBO NORTHSTAR ANESTHESIA 401K PSP
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONAL FINANCIAL SERVICES	11.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	21.88
	C/O HEARTLAND

	SEI PRIVATE TRUST COMPANY	5.42
	C/O MELLON BANK

	TD AMERITRADE INC FBO	7.56
	OUR CUSTOMERS
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC	7.07
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	7.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.04

	TD AMERITRADE INC FBO	11.46
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	17.70
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST LIFE & ANNUITY	7.44
	FBO FUTURE FUNDS II

	GREAT-WEST TRUST COMPANY LLC FBO	24.84
	EMPLOYEE BENEFITS CLIENTS 401K

	LINCOLN RETIREMENT SERVICES COMPANY	8.47
	FBO OAKLAWN HOSPITAL 403(B) PLAN

	NATIONAL FINANCIAL SERVICES	16.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL REAL ESTATE FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	74.32(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	19.81
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GLOBAL STOCK FUND	NATIONAL FINANCIAL SERVICES	8.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.48
GLOBAL STOCK FUND—ADVISOR CLASS	LPL FINANCIAL	8.66
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	5.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUST COMPANY OF AMERICA	7.07
	PO BOX 6503
	ENGLEWOOD CO 80155-6503

	UMB BANK N/A	70.67(b)
	FBO FIDUCIARY FOR VARIOUS
	RETIREMENT PROGRAMS

FUND	SHAREHOLDER	%
GLOBAL STOCK FUND—I CLASS	JPMORGAN CHASE BANK NA AS CUSTODIAN	20.18
	FBO E&Y PARTNERSHIP DEFINED BENEFIT

	JPMORGAN CHASE BANK NA AS CUSTODIAN	21.00
	JPM AS DIRECTED TRUSTEE FOR ERNST&Y

	JPMORGAN CHASE BANK NA AS CUSTODIAN	15.91
	JPMORGAN AS DIRECTED TRUSTEE THE ER

	JPMORGAN CHASE BANK NA AS CUSTODIAN	12.12
	JPMORGAN CHASE BANK N A AS CUSTO
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003

	NATIONAL FINANCIAL SERVICES LLC	14.83
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL TECHNOLOGY FUND	CHARLES SCHWAB & CO INC	5.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MLPF&S FOR THE SOLE BENEFIT OF	5.46
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	9.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.11

	WELLS FARGO CLEARING SERVICES LLC	5.08
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
GLOBAL TECHNOLOGY FUND—I CLASS	CHARLES SCHWAB & CO INC	26.41(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	26.81(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMAPNY	5.01
	C/O STEELE STREET
	ATTN MUTUAL FUND ADMIN

	TAYNIK & CO	5.74
	C/O STATE STREET BANK
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938

	TD AMERITRADE INC FBO	7.41
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	9.44
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GNMA FUND	SPECTRUM INCOME FUND	42.56(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
GNMA FUND—I CLASS	CHARLES SCHWAB & CO INC	11.23
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	7.04
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	79.71(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
GOVERNMENT MONEY FUND	T ROWE PRICE ASSOCIATES INC	6.59
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE INTERNATIONAL LTD	5.35
	ATTN ANDREW CARTER

FUND	SHAREHOLDER	%
GOVERNMENT RESERVE FUND	COVEWATER & CO	5.75
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP VALUE FUND

	RAISIN & CO	6.22
	C/O T ROWE PRICE ASSOC
	ATTN INTERNATIONAL DISCOVERY FD

	SEAMILE & CO	8.68
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND

	TUNA & CO	6.62
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
GROWTH & INCOME FUND	T ROWE PRICE TRUST CO INC	6.00
	ATTN: TRPS INST CONTROL DEPT
GROWTH & INCOME FUND—I CLASS	CHARLES SCHWAB & CO INC	11.16
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GARY M JACOBS	42.66(b)
	JANET L JACOBS JT TEN
	C/O J2 PARTNERS LLC

	HERMAN & WALTER SAMUELSON	17.45
	FOUNDATION INC

	STEPHEN HUDSON & STEPHEN HUDSON AGT	7.69
	HUDSON FAMILY REVOCABLE TRUST

	TRAC 2000	5.33
	BEAN KINNEY & KORMAN PC 401K
	LISA A ANTONELLI

FUND	SHAREHOLDER	%
GROWTH STOCK FUND	NATIONAL FINANCIAL SERVICES	7.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	7.91
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	8.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	5.96
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.81
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	24.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE LIFE INSURANCE CO	9.67
	DCVA
	C/O IPO PORTFOLIO ACCOUNTING

	VANTAGETRUST - UNITIZED	19.26
	C/O ICMA RETIREMENT CORPORATION
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239
GROWTH STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	11.22
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	NATIONAL FINANCIAL SERVICES LLC	10.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2040 FUND	5.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
GROWTH STOCK FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.22
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	HARTFORD LIFE INSURANCE CO	7.82
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	STATE STREET BANK AND TRUST AS	16.15
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	8.51
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	UMB BANK NA SFR	8.91
	FBO FIDUCIARY FOR TAX DEFERRED
	ACCOUNTS GROUP
HEALTH SCIENCES FUND	CHARLES SCHWAB & CO INC	5.40
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOHN HANCOCK LIFE	6.44
	INSURANCE CO USA
	RPS TRADING OPS ST-4
	601 CONGRESS STREET
	BOSTON MA 02210-2804

	NATIONAL FINANCIAL SERVICES	8.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HEALTH SCIENCES FUND—I CLASS	CHARLES SCHWAB & CO INC	5.27
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	16.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	19.70
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
HIGH YIELD FUND	RETIREMENT PORTFOLIO 2020	9.02
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	6.48
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	16.21
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	10.00
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	52.52(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	6.53
	C/C FASCORE LLC
	RETIREMENT PLANS SERVICED BY METLIFE
HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO	47.07(b)
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	19.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HIGH YIELD MULTI-SECTOR ACCOUNT	BALTIMORE EQUITABLE SOCIETY	5.71
PORTFOLIO	ATTN MARY HARLEE
	100 N CHARLES ST STE 640
	BALTIMORE MD 21201-3808

	GENERAL DYNAMICS CORP 401K	19.71
	PLAN MASTER TRUST CP

	T ROWE PRICE ASSOCIATES	71.06(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INFLATION PROTECTED BOND FUND	NATIONAL FINANCIAL SERVICES	5.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	23.17
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	5.09
	OMNIBUS ACCOUNT
	INFLATION PROTECTED BOND, #147
INFLATION PROTECTED BOND FUND—I CLASS	BREAD & CO	22.29
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	LADYBIRD & CO	21.12
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	14.35
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	7.58
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	TRUSTEES OF T ROWE PRICE	6.59
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL AFRICA & MIDDLE EAST FUND	NATIONAL FINANCIAL SERVICES LLC	69.68(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST AS CUSTODIAN FBO	6.33
	JOHN E FETZER INSTITUTE
	PO BOX 92956
	CHICAGO IL 60675-0001

	UNIVERSITY OF ARKANSAS	21.93
	FOUNDATION INC
	535 W RESEARCH CENTER BLVD STE 120
	FAYETTEVILLE AR 72701-6944

FUND	SHAREHOLDER	%
INSTITUTIONAL CORE PLUS FUND	BAND & CO C/O US BANK NA	8.12
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	JEANETTE STUMP &	9.88
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST

	NATIONAL FINANCIAL SERVICES	27.43(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	11.67
	C/O SUNTRUST BANK
	FBO 7964992 THE CHURCH FOUNDATION
	ATTN; MUTUAL FUND ADMIN
INSTITUTIONAL CREDIT OPPORTUNITIES FUND	BOWMAN & CO	10.04
	C/O T ROWE PRICE ASSOC
	ATTN: HIGH YIELD FUND

	T ROWE PRICE ASSOCIATES	84.12(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	5.84
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS BOND	CHARLES SCHWAB & CO INC	11.41
FUND	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LADYBIRD & CO	31.00(d)
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	21.22
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	8.53
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	NATIONAL FINANCIAL SERVICES	6.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	5.66
	ATTN INVESTMENT SERVICES
	FBO 401K CLIENTS
INSTITUTIONAL EMERGING MARKETS EQUITY	GOLDMAN SACHS & CO	13.51
FUND	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	JPMORGAN CHASE BANK NA AS CUSTODIAN	5.67
	JPMORGAN CHASE BANK, N. A. AS CUSTO

	LAKESIDE & CO	6.00
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	NATIONAL FINANCIAL SERVICES	10.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	27.51(b)
	OMNIBUS ACCOUNT CASH/CASH

FUND	SHAREHOLDER	%
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC	11.18
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	11.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	13.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TUNA & CO	16.73
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND

	WELLS FARGO BANK NA FBO	11.40
	OMNIBUS ACCOUNT CASH/CASH
INSTITUTIONAL FLOATING RATE FUND—F CLASS	CHARLES SCHWAB & CO INC	7.12
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	6.70

	SAXON & CO	48.80(b)

	TD AMERITRADE INC FBO	16.97
	OUR CUSTOMERS
INSTITUTIONAL FRONTIER MARKETS EQUITY	CHARLES SCHWAB & CO INC	7.06
FUND	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	11.00
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	28.06(b)
	ATTN MUTUAL FUNDS ADMIN
	C/O CHOATE HALL & STEWART

	T ROWE PRICE ASSOCIATES	37.73(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL GLOBAL FOCUSED GROWTH	NATIONAL FINANCIAL SERVICES	31.01(b)
EQUITY FUND	FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	68.99(a)
U.S. RETIREMENT PROGRAM
ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL GROWTH EQUITY FUND	CHARLES SCHWAB & CO INC	23.68
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	59.31(b)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	SAXON & CO	5.11
P O BOX 7780-1888
PHILADELPHIA PA 19182-0001

	STATE STREET BANK AND TRUST AS	9.10
TTEE FOR THE MASTER TRUST FOR
DEFINED BENEFIT PLANS
OF SYNGENTA CORPORATION
801 PENNSYLVANIA AVE
KANSAS CITY MO 64105-1307
INSTITUTIONAL GLOBAL MULTI-SECTOR BOND	JPMORGAN CHASE BANK, N. A. AS	35.81(b)
FUND	CUSTODIAN FBO

	NATIONAL FINANCIAL SERVICES	31.21(b)
FOR THE EXCLUSIVE BENEFIT
OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	32.98(a)
U.S. RETIREMENT PROGRAM
ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL GLOBAL VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	82.47(c)
ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	17.53
U.S. RETIREMENT PROGRAM
ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO	9.04
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	GOLDMAN SACHS & CO	12.62
	EXCLUSIVE BENEFIT OF CUSTOMERS

	LADYBIRD & CO	6.01
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	NATIONAL FINANCIAL SERVICES	17.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TUNA & CO	5.04
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
INSTITUTIONAL INTERNATIONAL BOND FUND	LADYBIRD & CO	24.81
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD

	LADYBUG & CO	18.13
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	8.04
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	PERSHING LLC	7.41

	TD AMERITRADE INC FBO	30.53(b)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL	CHARLES SCHWAB & CO INC	25.14(b)
CONCENTRATED EQUITY FUND	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	COLUMBIA TRUST PARTNERS	5.56
	COLUMBIA TRUST PARTNERS
	PO BOX 1012
	SALEM OR 97308-1012

	NATIONAL FINANCIAL SERVICES	25.86(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	20.28

	T ROWE PRICE ASSOCIATES	12.69
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL INTERNATIONAL CORE EQUITY	CHARLES SCHWAB & CO INC	5.19
FUND	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	DEKALB COUNTY PENSION PLAN	72.08(b)

	WELLS FARGO BANK NA FBO	10.90
	NPPD FOREIGN EQUITY FUND
INSTITUTIONAL INTERNATIONAL GROWTH	BNA FOREIGN EQUITY FUND	38.19(b)
EQUITY FUND	ATTN MR ROBERT SHEW

	KEYBANK NA	13.99
	LINK-BELT EE RETMT-T. ROWE PRICE PR
	P.O. BOX 94871
	CLEVELAND OH 44101-4871

	NATIONAL FINANCIAL SERVICES	34.59(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	6.14

FUND	SHAREHOLDER	%
INSTITUTIONAL LARGE-CAP CORE GROWTH	CHARLES SCHWAB & CO INC	5.12
FUND	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SVCS CORP	38.16(b)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	VANGUARD FIDUCIARY TRUST COMPANY	12.74
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL LARGE-CAP GROWTH FUND	BANK OF AMERICA N.A. TTEE FOR	5.27
	MERRILL LYNCH & CO INC 401K SAVINGS
	& INVESTMENT PLAN
	700 LOUISIANA ST
	HOUSTON TX 77002-2700

	BANK OF AMERICA NA TRUSTEE FOR	11.73
	THE BANK OF AMERICA 401K PLAN

	CHARLES SCHWAB & CO INC	5.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	9.42
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	18.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC	7.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	48.61(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA, FSB CUST/TTEE FBO	10.73
	RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN TRUST OPERATIONS
	211 N BROADWAY STE 1000
	SAINT LOUIS MO 63102-2748

FUND	SHAREHOLDER	%
INSTITUTIONAL LONG DURATION CREDIT FUND	BAND & CO C/O US BANK NA	22.76

	INVESTMENT COMPANY INSTITUTE	19.79
	ATTN: MARK DELCOCO

	NATIONAL FINANCIAL SERVICES	16.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	39.38(c)
	ATTN FINANCIAL REPORTING DEPT
INSTITUTIONAL MID-CAP EQUITY GROWTH	KY PUBLIC EMP DEF COMP AUTHORITY	5.06
FUND	RECORDKEEPER
	IPO PORTFOLIO ACCOUNTING
	C/O NATIONWIDE AS CUSTODIAN &
	PO BOX 182029
	COLUMBUS OH 43218-2029

	NATIONAL FINANCIAL SERVICES	32.02(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE STATE OF WISCONSIN DEF COMP BRD	7.73
	C/O FASCORE LLC
	FBO WISCONSIN DCP

	VANGUARD FIDUCIARY TRUST COMPANY	10.74
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

FUND	SHAREHOLDER	%
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES LLC	29.71(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST COMPANY TR	9.05
	FBO PFIZER SAVINGS AND
	INVESTMENT PLAN
	PO BOX 92994
	CHICAGO IL 60675-0001

	STATE OF FLORIDA PUBLIC	5.99
	EMPLOYEES OPTIONAL RETIREMENT
	PROGRAM-FLORIDA RETIREMENT SYSTEM
	1801 HERMITAGE BLVD STE 100
	TALLAHASSEE FL 32308-7743

	STATE OF MINNESOTA	15.59
	FBO MINNESOTA STATE RETIREMENT SYST
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANGUARD FIDUCIARY TRUST COMPANY	16.06
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

FUND	SHAREHOLDER	%
INSTITUTIONAL U.S. STRUCTURED RESEARCH	GREAT-WEST TRUST COMPANY LLC TTEE/C	6.31
FUND	FBO DEFINED BENEFIT PLANS

	JOHN HANCOCK TRUST COMPANY	6.64

	MAC & CO	5.84
	ATTN MUTUAL FUND OPS

	MCWOOD & CO	8.58
	PO BOX 29522
	RALEIGH NC 27626-0522

	NATIONAL FINANCIAL SERVICES	22.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	8.87
	VARIOUS RETIREMENT PLANS
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076

	WELLS FARGO BANK NA FBO	12.85
	PHP-T ROWE PRIC INSTL STRUCTRD RSRC

	WELLS FARGO BANK NA FBO	16.52
	UCARE MINNESOTA
INTERMEDIATE TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	8.54
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	58.41(c)
	ATTN FINANCIAL REPORTING DEPT
INTERMEDIATE TAX-FREE HIGH YIELD FUND—	LPL FINANCIAL	40.70(b)
ADVISOR CLASS	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	9.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.78

	T ROWE PRICE ASSOCIATES	43.77(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INTERMEDIATE TAX-FREE HIGH YIELD FUND—I	J D EISNER F R ROCKWELL TRS	24.14
CLASS	JOHN R ROCKWELL MARITAL TRUST

	JONATHAN D EISNER	6.22
	EDWARD C BERNARD TRS
	SCOTT R ROCKWELL 2010 TRUST

	T ROWE PRICE ASSOCIATES	7.82
	ATTN FINANCIAL REPORTING DEPT

	TERRY ROSELL	47.33(b)
INTERNATIONAL BOND (USD HEDGED)	RETIREMENT PORTFOLIO 2010	6.08
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	7.23
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	9.07
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	22.38
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	17.02
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	17.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.46
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
INTERNATIONAL BOND (USD HEDGED)—	T ROWE PRICE ASSOCIATES	100.00(c)
ADVISOR CLASS	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL BOND (USD HEDGED)—I CLASS	RETIREMENT I 2015 FUND	6.44
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	19.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	15.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	16.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	8.40
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	7.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL BOND FUND	SPECTRUM INCOME FUND	39.82(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	9.01
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL BOND FUND—ADVISOR CLASS	LPL FINANCIAL	13.87
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY	5.76
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	20.32
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.63

	RAYMOND JAMES	9.57
	OMNIBUS FOR MUTUAL FUNDS

	TD AMERITRADE INC FBO	17.45
	OUR CUSTOMERS
INTERNATIONAL BOND FUND—I CLASS	EDWARD D JONES & CO	92.25(b)
	FOR THE BENEFIT OF CUSTOMERS
INTERNATIONAL CONCENTRATED EQUITY FUND	NATIONAL FINANCIAL SERVICES	82.07(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INTERNATIONAL CONCENTRATED EQUITY	CHARLES SCHWAB & CO INC	5.33
FUND—ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	11.86
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	26.19(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	16.63
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	34.46(b)
	OUR CUSTOMERS

FUND	SHAREHOLDER	%
INTERNATIONAL CONCENTRATED EQUITY	NATIONAL FINANCIAL SERVICES	52.85(b)
FUND—I CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.33

	TRUSTEES OF T ROWE PRICE	27.17(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
INTERNATIONAL DISCOVERY FUND	NATIONAL FINANCIAL SERVICES	12.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.81
INTERNATIONAL DISCOVERY FUND—I CLASS	CHARLES SCHWAB & CO INC	6.68
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	22.17
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	25.42(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	15.19
	ATTN INVESTMENT SERVICES
	401K CLIENTS
INTERNATIONAL EQUITY INDEX FUND	MARYLAND COLLEGE INVESTMENT PLAN	14.29
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND	RETIREMENT PORTFOLIO 2040	10.15
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	8.75
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.75
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	12.43
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	8.20
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	5.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	78.85(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE TRUST COMPANY	5.71
	PO BOX 17748
	DENVER CO 80217-0748

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—I CLASS	EDWARD D JONES & CO	22.48
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	18.48
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2020 FUND	5.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	5.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	8.97
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	6.13
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	8.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—R CLASS	ACCESS INC TTEE FBO	5.26
	ACCESS INC 401K PSP
	C/O FASCORE LLC

	ALERUS FINANCIAL FBO	5.60
	MCLAUGHLIN METAL SALES INC 401(K)
	PO BOX 64535
	SAINT PAUL MN 55164-0535

	AMERICAN UNITED LIFE	13.81
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65	9.15

	CAPITAL BANK & TRUST COMPANY TTEE	7.44
	PATTCO LLC 401K
	C/O FASCORE LLC

	DCGT AS TTEE AND/OR CUST	11.65
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	NATIONWIDE TRUST CO FSB	5.05
	C/O IPO PORTFOLIO ACCTG

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND	RETIREMENT PORTFOLIO 2040	12.39
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	10.88
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.74
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	15.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.03
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.97
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.66
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
INTERNATIONAL VALUE EQUITY FUND—	AMERICAN UNITED LIFE	8.45
ADVISOR CLASS	AMERICAN UNIT INVESTMENT TRUST
	ATTN SEPARATE ACCOUNTS

	NATIONAL FINANCIAL SERVICES	23.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	26.43(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VRSCO	6.94
	FBO AIGFSB CUST TTEE FBO
	MT SINAI 403B
	2929 ALLEN PKWY STE A6-20
	HOUSTON TX 77019-7117

FUND	SHAREHOLDER	%
INTERNATIONAL VALUE EQUITY FUND—I CLASS	RETIREMENT I 2020 FUND	9.23
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	9.53
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	14.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	9.82
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	13.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	7.39
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	7.38
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INTERNATIONAL VALUE EQUITY FUND—R CLASS	AMERICAN UNITED LIFE	7.75
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	6.35
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	SAMMONS FINANCIAL NETWORK LLC	12.99

	STATE STREET BANK AND TRUST AS	23.14
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	%
INVESTMENT-GRADE CORPORATE MULTI-SECTOR	ALLEN & COMPANY	10.48
ACCOUNT PORTFOLIO	711 5TH AVE FL 9
	NEW YORK NY 10022-3168

	BALTIMORE EQUITABLE SOCIETY	9.74
	ATTN MARY HARLEE

	CBE OF NEW BRUNSWICK	6.63
	IG CORPORATE MAP

	GENERAL DYNAMICS CORP 401K	45.11(b)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	18.71
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	9.34
	ATTN FINANCIAL REPORTING DEPT
JAPAN FUND	CHARLES SCHWAB & CO INC	6.40
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY	37.45(b)
	HARBORSIDE FINANCIAL CENTER

	SPECTRUM INTERNATIONAL FUND	22.52
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
JAPAN FUND—I CLASS	CHARLES SCHWAB & CO INC	11.05
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	J.P. MORGAN SECURITIES LLC	10.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	5.31
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	68.37(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC	5.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
LATIN AMERICA FUND—I CLASS	ROBERT D AWALT	8.97
	KATHERINE J AWALT JT TEN

	TRUSTEES OF T ROWE PRICE	82.51(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
LIMITED DURATION INFLATION FOCUSED BOND	RETIREMENT INCOME PORTFOLIO	10.20
FUND	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2010	10.38
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	13.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	22.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.58
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
LIMITED DURATION INFLATION FOCUSED BOND	RETIREMENT BALANCED I FUND	7.02
FUND—I CLASS	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2010 FUND	8.12
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2015 FUND	12.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2020 FUND	26.32(b)
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	12.69
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	8.51
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	TARGET 2020 FUND	5.46
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	8.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	6.46
MARYLAND SHORT-TERM TAX-FREE BOND	BANK OF NEW YORK MELLON N.A.	17.94
FUND—I CLASS	PO BOX 534005
	PITTSBURGH PA 15253-4005

	JOHN D BESSON	25.38(b)
	KAREN S BESSON TEN ENT
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.35
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	6.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
MARYLAND TAX-FREE BOND FUND—I CLASS	BANK OF NEW YORK MELLON N.A.	11.23

	CHARLES SCHWAB & CO INC	7.93
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NORMAN FREIDKIN	5.84

	VANGUARD BROKERAGE SERVICES	6.03
MARYLAND TAX-FREE MONEY FUND	KEITH A. LEE	21.30
MARYLAND TAX-FREE MONEY FUND—I CLASS	DAVID C TOLBERT	41.94(b)
	DEBRA J TOLBERT JT TEN

	T ROWE PRICE ASSOCIATES	58.06(c)
	ATTN FINANCIAL REPORTING DEPT
MEDIA & TELECOMMUNICATIONS FUND	NATIONAL FINANCIAL SERVICES	6.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.01
	MEDIA & TELECOMMUNICATION FUND
	DST #121
MEDIA & TELECOMMUNICATIONS FUND—I	KAMAEHU L P	5.40
CLASS
	TD AMERITRADE INC FBO	5.62
	OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	38.84(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC	5.56
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERV CORP	12.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	11.99
	ATTN: ASSET RECONCILIATIONS

FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	29.03(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	12.15
	INSPER 401K

	VOYA INSTITUTIONAL TRUST AS	16.63
	TRUSTEE FOR THE ADP TOTALSOURCE
	RETIREMENT SAVINGS PLAN
	30 BRAINTREE HILL OFFICE PARK
	BRAINTREE MA 02184-8747
MID-CAP GROWTH FUND—I CLASS	CHARLES SCHWAB & CO INC	14.35
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	17.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STANDARD INSURANCE CO	5.92
	ATTN SEPARATE ACCOUNTS
	1100 SW 6TH AVE
	PORTLAND OR 97204-1093
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	15.82
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	NATIONWIDE TRUST CO FSB	12.64
	C/O IPO PORTFOLIO ACCTG

	SUNTRUST BANK FBO	12.65
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA INSTITUTIONAL TRUST COMPANY	5.54
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774

	VOYA RETIREMENT INS & ANNUITY CO	11.92
MID-CAP INDEX FUND	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
MID-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	7.49
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.86
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	5.15
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.12
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	7.30
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	5.24
	PLAN # OMNIBUS ACCT
	NEW BUSINESS GROUP FOR #115
MID-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	46.74(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SUNTRUST BANK FBO	5.10
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
MID-CAP VALUE FUND—I CLASS	EDWARD D JONES & CO	5.76
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	14.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE OF SOUTH CAROLINA TRUSTEE	6.73
	FBO STATE OF SOUTH CAROLINA 401K
	C/O FASCORE LLC
MID-CAP VALUE FUND—R CLASS	NATIONWIDE TRUST CO FSB	23.50
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	42.97(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	6.30

FUND	SHAREHOLDER	%
MORTGAGE-BACKED SECURITIES MULTI-SECTOR	ALLEN & COMPANY	8.07
ACCOUNT PORTFOLIO
	BALTIMORE EQUITABLE SOCIETY	6.76
	ATTN MARY HARLEE

	CBE OF NEW BRUNSWICK	15.21
	MORTGAGE BACKED SECURITIES MAP

	GENERAL DYNAMICS CORP 401K	30.99(b)
	PLAN MASTER TRUST CP

	ILLINOIS STUDENT ASSISTANCE	12.72
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	8.53
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	17.72
	ATTN: GREG ZICK
MULTI-STRATEGY TOTAL RETURN FUND	T ROWE PRICE ASSOCIATES	96.47(c)
	ATTN FINANCIAL REPORTING DEPT
MULTI-STRATEGY TOTAL RETURN FUND—I CLASS	DARRELL M RILEY	44.51(b)
	LYNDA AALPOEL RILEY TEN COM

	RICHARD N. DE LOS REYES T O D	44.42(b)
	4 SPA VIEW CIR
	ANNAPOLIS MD 21401-3418

	T ROWE PRICE ASSOCIATES	11.07
	ATTN FINANCIAL REPORTING DEPT
NEW AMERICA GROWTH FUND	CHARLES SCHWAB & CO INC	10.60
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	19.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	6.63
	ATTN TRPS INST CONTROL DEPT

FUND	SHAREHOLDER	%
NEW AMERICA GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	8.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	5.18
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	MATRIX TRUST CO AS CUST FBO	5.66
	VALLEY MEDICAL CENTER 403B

	NATIONAL FINANCIAL SERVICES	20.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SANTA BARBARA CNTY TREAS TX COLL TT	8.45
	FBO SANTA BARBARA COUNTY DCP
	C/O FASCORE LLC

	VRSCO	19.64
	FBO AIGFSB CUST TTEE FBO
	WAKEMED RET SAV PLAN 403B
NEW AMERICA GROWTH FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	5.25
	RECORDKEEPING FOR LARGE BENEFIT PL

	NATIONAL FINANCIAL SERVICES	40.53(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	6.71
	OMNIBUS ACCOUNT
	TRP NEW AMERICA GROWTH I
NEW ASIA FUND	CHARLES SCHWAB & CO INC	6.30
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.95
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INTERNATIONAL FUND	7.23
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
NEW ASIA FUND—I CLASS	CHARLES SCHWAB & CO INC	6.62
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	47.31(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	7.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TRUSTEES OF T ROWE PRICE	6.86
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
NEW ERA FUND	CHARLES SCHWAB & CO INC	7.55
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	13.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND—I CLASS	NATIONAL FINANCIAL SERVICES	43.22(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW HORIZONS FUND	NATIONAL FINANCIAL SERVICES	10.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	10.72
	ATTN: TRPS INST CONTROL DEPT
NEW HORIZONS FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	29.38(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	9.04
	OMNIBUS DST#532 CUSIP:779562206
	TRP NEW HORIZONS FUND-I BWRJ

FUND	SHAREHOLDER	%
NEW INCOME FUND	RETIREMENT PORTFOLIO 2040	5.79
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	7.03
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	17.79
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	13.38
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	13.74
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.78
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	6.79
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
NEW INCOME FUND—ADVISOR CLASS	JOHN HANCOCK TRUST COMPANY	5.28

	MORGAN STANLEY SMITH BARNEY	5.50
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	8.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	14.31

	WTRISC CO IRA OMNIBUS ACCT	25.32(b)
	C/O ICMA RETIREMENT CORPORATION

FUND	SHAREHOLDER	%
NEW INCOME FUND—I CLASS	EDWARD D JONES & CO	11.33
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	42.66(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2020 FUND	8.15
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	6.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	6.91
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
NEW INCOME FUND—R CLASS	CAMILLE VANDEVANTER DDS PS TTEE FBO	8.56
	CAMILLE VANDEVANTER DDS PS 401K RET
	C/O FASCORE LLC

	EMJAY CORPORATION CUSTODIAN FBO	9.00
	PLANS OF GREAT WEST FINANCIAL
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	K CHADWICK K BLALOCK TTEES	7.89
	FIERCE ISAKOWITZ & BLALOCK LLC 401K
	C/O FASCORE LLC

	NATIONWIDE TRUST CO FSB	7.79
	C/O IPO PORTFOLIO ACCTG

	STATE STREET BANK AND TRUST AS	31.56(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VRSCO	5.22
	FBO AIGFSB CUST TTEE FBO
	UNIV OF NORTH TEXAS OPT RET PL 403B
NEW JERSEY TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	31.06(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
NEW JERSEY TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	22.83
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	T ROWE PRICE ASSOCIATES	75.16(c)
	ATTN FINANCIAL REPORTING DEPT
NEW YORK TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	7.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE BOND FUND—I CLASS	JOHN S D'ALIMONTE TR	14.39
	THE JOHN S D'ALIMONTE REV TRUST

	MELVIN K SPIGELMAN	12.06
	MERYL N SPIGELMAN JT TEN

	ROBERT S KAPLAN	51.15(b)
	JAMIE SCHUVAL JT TEN

	SEI PRIVATE TRUST COMAPNY	12.88
	C/O MELLON BANK
NEW YORK TAX-FREE MONEY FUND	H MARK GLASBERG	16.89
	PAULA D GLASBERG JT TEN T O D
NEW YORK TAX-FREE MONEY FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND	RETIREMENT PORTFOLIO 2040	13.57
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	11.66
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.71
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.98
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.27
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
OVERSEAS STOCK FUND—ADVISOR CLASS	GREAT-WEST TRUST COMPANY LLC FBO	7.46
	EMPLOYEE BENEFITS CLIENTS 401K

	PERSHING LLC	12.39

	SUNTRUST BANK FBO	41.68(b)
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	T ROWE PRICE ASSOCIATES	5.50
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	5.05
	OUR CUSTOMERS

	TRUST COMPANY OF AMERICA	27.28(b)
	FBO #525

FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND—I CLASS	EDWARD D JONES & CO	11.53
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	16.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES LLC	26.54(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2030 FUND	5.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.01
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	WELLS FARGO BANK NA FBO	5.98
	OMNIBUS CASH/CASH
PERSONAL STRATEGY BALANCED FUND	NATIONAL FINANCIAL SERVICES	18.77
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	8.38
	BALANCED
	ATTN ASSET RECONCILIATION
PERSONAL STRATEGY BALANCED FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	44.40(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	6.42
	OMNIBUS ACCOUNT
	TRP PERSONAL STRATEGY BALANCED-I
	FUND 209/X247 CUSIP:77957L401
PERSONAL STRATEGY GROWTH FUND	NATIONAL FINANCIAL SERVICES	14.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST COMPANY FSB	6.87
	C/O IPO PORTFOLIO ACCOUNTING

	T ROWE PRICE TRUST CO TR	5.12
	ATTN GROWTH ASSET

FUND	SHAREHOLDER	%
PERSONAL STRATEGY GROWTH FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	35.05(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	9.51
PERSONAL STRATEGY INCOME FUND	NATIONAL FINANCIAL SERVICES	9.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TD AMERITRADE INC FBO	5.00
	OUR CUSTOMERS
PERSONAL STRATEGY INCOME FUND—I CLASS	NATIONAL FINANCIAL SERVICES LLC	71.67(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
QM GLOBAL EQUITY FUND	T ROWE PRICE ASSOCIATES	66.64(c)
	ATTN FINANCIAL REPORTING DEPT
QM GLOBAL EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
QM GLOBAL EQUITY FUND—I CLASS	T ROWE PRICE ASSOCIATES	49.02(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	49.36(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL & MID-CAP CORE EQUITY FUND	T ROWE PRICE ASSOCIATES	23.38
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	10.10
	OUR CUSTOMERS
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—	PERSHING LLC	14.05
ADVISOR CLASS
	T ROWE PRICE ASSOCIATES	59.76(c)
	ATTN FINANCIAL REPORTING DEPT

	UMB BANK NA C/F	6.48
	DANIEL R SAFRANEK
	SEPIRA

	UMB BANK NA C/F	8.06
	RAYMOND J HENDERSON
	IRAR

FUND	SHAREHOLDER	%
QM U.S. SMALL & MID-CAP CORE EQUITY FUND—	PERSHING LLC	10.26
I CLASS
	T ROWE PRICE ASSOCIATES	45.34(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	43.00(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
QM U.S. SMALL-CAP GROWTH EQUITY FUND	LPL FINANCIAL	5.29
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	MORGAN STANLEY SMITH BARNEY	13.39
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	12.01
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.89

	UBS WM USA	5.21
	SPEC CDY A/C EXL BEN CUSTOMERS
	OF UBSFI

	WELLS FARGO CLEARING SERVICES LLC	5.61
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
QM U.S. SMALL-CAP GROWTH EQUITY FUND—	JOHN HANCOCK LIFE	16.13
ADVISOR CLASS	INSURANCE USA
	RPS TRADING OPS ET-4

	LPL FINANCIAL	5.37
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES LLC	28.75(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	UMB BANK CUSTODIAN	44.02(b)
	SECURITY FINANCIAL RESOURCES
	ONE SECURITY BENEFIT PLACE
	TOPEKA KS 66636-0001

FUND	SHAREHOLDER	%
QM U.S. SMALL-CAP GROWTH EQUITY FUND—	CHARLES SCHWAB & CO INC	17.06
I CLASS	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	16.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.74

	STATE STREET BANK AND TRUST COMPANY	19.84
	AS TRUSTEE OF THE TRUST FOR THE NEW
	YORK STATE DC PLAN
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
QM U.S. VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	43.19(c)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
QM U.S. VALUE EQUITY FUND—I CLASS	DONALD E HINES TR	6.92
	DONALD E HINES TRUST
	FBO DONALD E HINES

	T ROWE PRICE ASSOCIATES	43.16(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	44.67(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
REAL ASSETS FUND	RETIREMENT PORTFOLIO 2040	13.36
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	11.50
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.50
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.86
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	7.56
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	6.18
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
REAL ASSETS FUND—I CLASS	BREAD & CO	9.92
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND

	LADYBUG & CO	5.22
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	6.88
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	RETIREMENT I 2020 FUND	7.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	7.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	11.77
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	8.03
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	10.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	5.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	5.95
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
REAL ESTATE FUND	CHARLES SCHWAB & CO INC	5.30
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	14.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	18.45

	WELLS FARGO CLEARING SERVICES LLC	11.56
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
REAL ESTATE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	11.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST COMPANY FBO	39.76(b)
	INSPER 401K
REAL ESTATE FUND—I CLASS	WELLS FARGO BANK NA FBO	79.58(b)
	OMNIBUS ACCT CASH/CASH
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	18.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	15.38
	OMNIBUS ACCOUNT
	RETIREMENT ABH1 #155
RETIREMENT 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	25.35(b)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	TAYNIK & CO	5.55
	C/O INVESTORS BANK & TRUST
	PO BOX 9130
	BOSTON MA 02117-9130

	WTRISC CO IRA OMNIBUS ACCT	19.50
	C/O ICMA RETIREMENT CORPORATION

FUND	SHAREHOLDER	%
RETIREMENT 2005 FUND—R CLASS	AMERICAN UNITED LIFE	5.19
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	AXA EQUITABLE FOR SA NO 65	13.88

	STATE STREET BANK AND TRUST AS	24.21
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	20.98
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	14.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	11.93
	OMNIBUS ACCOUNT
	RETIREMENT 2010, #140
RETIREMENT 2010 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	17.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	9.50
	C/O INVESTORS BANK & TRUST
RETIREMENT 2010 FUND—R CLASS	STATE STREET BANK AND TRUST AS	35.68(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	SUNTRUST BANK FBO	6.91
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	16.46
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	18.65
	OMNIBUS ACCOUNT
	RETIREMENT ABH2 #156
RETIREMENT 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	23.54
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	5.22
	RETIREMENT PLANS SERVICED BY METLIFE

FUND	SHAREHOLDER	%
RETIREMENT 2015 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.22

	STATE STREET BANK AND TRUST AS	30.08(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	13.05
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	21.66
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.64
	OMNIBUS ACCOUNT
	RETIREMENT 2020, #141
RETIREMENT 2020 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	20.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	7.56
	C/O INVESTORS BANK & TRUST
RETIREMENT 2020 FUND—R CLASS	STATE STREET BANK AND TRUST AS	36.09(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.45
	C/O STATE STREET BANK
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	23.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.17(a)
	OMNIBUS ACCOUNT
	RETIREMENT ABH3 #157
RETIREMENT 2025 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	24.90
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	TAYNIK & CO	5.45
	C/O STATE STREET BANK
RETIREMENT 2025 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.70

	STATE STREET BANK AND TRUST AS	34.15(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	12.34

FUND	SHAREHOLDER	%
RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	23.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	24.66
	OMNIBUS ACCOUNT
	RETIREMENT 2030, #142
RETIREMENT 2030 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	20.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.76
	C/O INVESTORS BANK & TRUST
RETIREMENT 2030 FUND—R CLASS	STATE STREET BANK AND TRUST AS	40.87(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.28
	C/O STATE STREET BANK
RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	26.39(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	26.76(a)
	OMNIBUS ACCOUNT
	RETIREMENT ABH4 #158
RETIREMENT 2035 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	25.99(b)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2035 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.87

	STATE STREET BANK AND TRUST AS	37.76(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	11.93
RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	25.89(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.28
	OMNIBUS ACCOUNT
	RETIREMENT 2040, #143

FUND	SHAREHOLDER	%
RETIREMENT 2040 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	23.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.70
	C/O INVESTORS BANK & TRUST
RETIREMENT 2040 FUND—R CLASS	STATE STREET BANK AND TRUST AS	43.87(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.16
	C/O STATE STREET BANK
RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	29.27(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	26.43(a)
	OMNIBUS ACCOUNT
	RETIREMENT ABH5 #159
RETIREMENT 2045 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	27.63(b)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	5.06
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2045 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.62

	STATE STREET BANK AND TRUST AS	40.08(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	11.86
RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	31.23(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.48
	OMNIBUS ACCOUNT
	RETIREMENT ABO6 #166

FUND	SHAREHOLDER	%
RETIREMENT 2050 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	26.06(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	6.15
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	7.79
	C/O INVESTORS BANK & TRUST
RETIREMENT 2050 FUND—R CLASS	STATE STREET BANK AND TRUST AS	44.97(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	5.74
	C/O STATE STREET BANK
RETIREMENT 2055 FUND	NATIONAL FINANCIAL SERVICES	30.75(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.18(a)
	OMNIBUS ACCOUNT
	RETIREMENT ABO7 #164
RETIREMENT 2055 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	32.03(b)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	6.00

	STATE STREET BANK AND TRUST AS	43.87(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	9.38
RETIREMENT 2060 FUND	NATIONAL FINANCIAL SERVICES	26.37(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	26.51(a)
	OMNIBUS ACCOUNT CUSIP:74149P325
	TRP RETIREMENT 2060 #144 ABMQ

FUND	SHAREHOLDER	%
RETIREMENT 2060 FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	5.59
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	NATIONAL FINANCIAL SERVICES	29.46(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VALIC SEPARATE ACCOUNT A	5.16
	2727-A ALLEN PKWY 4 D-1
	HOUSTON TX 77009
RETIREMENT 2060 FUND—R CLASS	STATE STREET BANK AND TRUST AS	46.45(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	7.07
RETIREMENT BALANCED FUND	NATIONAL FINANCIAL SERV CORP	9.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	9.64
	OMNIBUS ACCOUNT
	RETIREMENT INCOME,#145
RETIREMENT BALANCED FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.32
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LINCOLN FINANCIAL GROUP TRUST CO	5.32
	FBO ROLLOVER IRA PLANS
	1 GRANITE PL
	CONCORD NH 03301-3258

	NATIONAL FINANCIAL SERVICES	14.30
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	8.56
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TAYNIK & CO	11.01
	C/O INVESTORS BANK & TRUST

FUND	SHAREHOLDER	%
RETIREMENT BALANCED FUND—R CLASS	PIMS/PRUDENTIAL RETIREMENT	17.61
	AS NOMINEE FOR THE TTEE/CUST PL 701
	NEPC - TAFT HARTLEY IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

	STATE STREET BANK AND TRUST AS	39.83(b)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT I 2005 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC TTEE F	5.78
	RECORDKEEPING FOR LARGE BENEFIT PL

	NATIONAL FINANCIAL SERVICES	51.92(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2010 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	32.29(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	8.27
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
	1 LINCOLN ST FL 1
	BOSTON MA 02111-2900
RETIREMENT I 2015 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	43.84(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2020 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	40.05(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	7.42
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2025 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	47.17(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RETIREMENT I 2030 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	38.51(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	9.14
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

FUND	SHAREHOLDER	%
RETIREMENT I 2035 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.32
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	46.33(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	5.77
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2040 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	36.80(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	9.10
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2045 FUND—I CLASS	CHARLES SCHWAB & CO INC	5.54
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	45.43(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	7.19
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2050 FUND—I CLASS	FIFTH THIRD BANK TR	7.66
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD

	NATIONAL FINANCIAL SERVICES	37.63(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	9.61
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS
RETIREMENT I 2055 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	49.71(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK & TRUST CO	5.57
	AS CUSTODIAN FOR MML
	FBO ITS CLIENTS

FUND	SHAREHOLDER	%
RETIREMENT I 2060 FUND—I CLASS	NATIONAL FINANCIAL SERVICES	45.62(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SCIENCE & TECHNOLOGY FUND	T ROWE PRICE RPS INC	10.56
	OMNIBUS
	PLAN #
	NEW BUSINESS-CONV ASSTS #133 DIF
SCIENCE & TECHNOLOGY FUND—ADVISOR	JOHN HANCOCK LIFE	85.66(b)
CLASS	INSURANCE CO USA
	RPS TRADING OPS ST-4
SCIENCE & TECHNOLOGY FUND—I CLASS	CHARLES SCHWAB & CO INC	5.57
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	6.08
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	NAVID KAUSAR	5.04

	T ROWE PRICE RPS INC	10.33
	OMNIBUS ACCOUNT
	TRP SCIENCE AND TECHNOLOGY - I
	FUND 217/X28X CUSIP:87282N105

	TRUSTEES OF T ROWE PRICE	35.70(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
SHORT-TERM BOND FUND	MARYLAND COLLEGE INVESTMENT PLAN	6.54
	PORTFOLIO 2018
	T ROWE PRICE FUND ACCOUNTING

	SPECTRUM INCOME FUND	7.15
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE ASSOCIATES	13.83
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.80
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	NATIONAL FINANCIAL SERVICES	31.53(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.76

	TD AMERITRADE INC FBO	25.20(b)
	OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	11.65
	VSP EXECUTIVE DC TRUST
SHORT-TERM BOND FUND—I CLASS	EDWARD D JONES & CO	10.89
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	42.76(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE PROGRAM FOR	8.16
	CHARITABLE GIVING GIFT
	PRESERVATION POOL
	ATTN FUND ACCOUNTING
SHORT-TERM FUND	JPMORGAN CHASE BANK AS AGENT	19.05
	FOR INSTITUTIONAL FUNDS
	ATTN AMANDA MORLEY
	500 STANTON CHRISTIANA RD
	OPS 4 FL 3
	NEWARK DE 19713-2105

	STATE STREET BANK & TRUST CO AGENT	80.77(b)
	FOR T ROWE INSTITUTIONAL FUNDS
	1 LINCOLN ST 3RD FLOOR
	BOSTON MA 02111-2901
SMALL-CAP INDEX FUND	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
SMALL-CAP INDEX FUND—I CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERV CORP	8.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.07
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.35
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	5.86
	T R P O T C FUND
	ATTN R P S CONTROL DEPT
SMALL-CAP STOCK FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	7.11
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	DCGT AS TTEE AND/OR CUST	5.86
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	ATTN NPIO TRADE DESK

	JOHN HANCOCK TRUST COMPANY	5.44

	NATIONAL FINANCIAL SERVICES	27.53(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	5.08
	C/O STATE STREET BANK

	VANGUARD FIDUCIARY TRUST CO	12.07
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS
	P O BOX 2900
	VALLEY FORGE PA 19482-2900

	WELLS FARGO BANK FBO	9.22
	FBO VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND—I CLASS	CHARLES SCHWAB & CO INC	10.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES LLC	16.82
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT I 2030 FUND	6.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	5.65
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
SMALL-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	6.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	5.13
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.42
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE TRUST CO INC	6.30
	ATTN: TRPS INST CONTROL DEPT
SMALL-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	8.62
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	82.62(b)
	OMNIBUS FOR MUTUAL FUNDS
SMALL-CAP VALUE FUND—I CLASS	EDWARD D JONES & CO	19.23
	FOR THE BENEFIT OF CUSTOMERS

	RETIREMENT I 2030 FUND	5.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	15.57
	OMNIBUS DST#538 C:77957Q301
	TRP SMALL CAP VALUE FUND-I DACV

FUND	SHAREHOLDER	%
SPECTRUM INCOME FUND	MARYLAND COLLEGE INVESTMENT PLAN	5.07
	PORTFOLIO 2021
	ATTN FUND ACCOUNTING

	MARYLAND COLLEGE INVESTMENT PLAN	5.59
	PORTFOLIO 2024
	ATTN FUND ACCOUNTING

	T ROWE PRICE TRUST CO INC	6.59
	ATTN: TRPS INST CONTROL DEPT
SUMMIT MUNICIPAL INCOME FUND	EDWARD D JONES & CO	12.10
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	J.P. MORGAN SECURITIES LLC	10.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	16.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES	8.83
	OMNIBUS FOR MUTUAL FUNDS

	SAXON & CO	9.88

	WELLS FARGO CLEARING SERVICES LLC	12.61
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
SUMMIT MUNICIPAL INCOME FUND—ADVISOR	LPL FINANCIAL	86.35(b)
CLASS	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	9.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	16.13
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EDWARD D JONES & CO	8.74
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	J.P. MORGAN SECURITIES LLC	19.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARING SERVICES LLC	13.17
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
SUMMIT MUNICIPAL INTERMEDIATE FUND—	CHARLES SCHWAB & CO INC	52.61(b)
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CITBANCO A PARTNERSHIP	12.12
	DRAWER 1227
	STORM LAKE IA 50588-1227

	NATIONAL FINANCIAL SERVICES	27.38(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SUMMIT MUNICIPAL MONEY MARKET FUND	JAMES S. RIEPE	12.56
TARGET 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	61.40(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	18.29
	ACCESS LARGE MARKET 401K
	1100 ABERNATHY RD
	ATLANTA GA 30328-5620

	T ROWE PRICE ASSOCIATES	19.43
	ATTN FINANCIAL REPORTING DEPT
TARGET 2005 FUND—I CLASS	T ROWE PRICE ASSOCIATES	19.26
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO	71.65(e)
	CUST FOR THE ROLLOVER IRA OF
	CHRISTOPHER R BURNHAM

FUND	SHAREHOLDER	%
TARGET 2010 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	6.54
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	NATIONAL FINANCIAL SERVICES	60.69(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	32.67(b)
	ACCESS LARGE MARKET 401K
TARGET 2010 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	13.76
	EMPLOYEE BENEFITS CLIENTS 401K

	REBECCA L. BESSON	78.66(b)
	STUART B COOPER TEN ENT
TARGET 2015 FUND	T ROWE PRICE RPS INC	6.43
	OMNIBUS ACCOUNT TICKER: TRRTX
	CUSIP: 74149P556
	TRP TARGET RET 2015 AB9T
TARGET 2015 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	23.37
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING
	8525 E ORCHARD RD
	GREENWOOD VLG CO 80111-5002

	GREAT-WEST TRUST COMPANY LLC FBO	18.39
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	36.43(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	7.89
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	WELLS FARGO BANK FBO	7.60
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2015 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	10.58
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	7.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	12.97
	CUST FOR THE ROLLOVER IRA OF
	ALBERT K MONAGAN JR

	T ROWE PRICE TRUST CO	10.68
	CUST FOR THE ROLLOVER IRA OF
	DAVID L HINTZ

	T ROWE PRICE TRUST CO	11.83
	CUST FOR THE ROLLOVER IRA OF
	DENNIS W CULLEN

	T ROWE PRICE TRUST CO	10.02
	CUST FOR THE ROLLOVER IRA OF
	LINDA M RIDDELL

	T ROWE PRICE TRUST CO	10.65
	CUST FOR THE ROLLOVER IRA OF
	ROBERT A CRIDER

	T ROWE PRICE TRUST CO	11.29
	CUST FOR THE ROLLOVER IRA OF
	ROLLIN G SEARS
TARGET 2020 FUND	NATIONAL FINANCIAL SERVICES	8.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	13.43
	OMNIBUS ACCOUNT TICKER: TRRUX
	CUSIP: 74149P549
	TRP TARGET RET 2020 ABAY

FUND	SHAREHOLDER	%
TARGET 2020 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	7.08
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	13.89
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	29.27(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	38.54(b)
	ACCESS LARGE MARKET 401K
TARGET 2020 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	25.88(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	14.58
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SANDRA L KRISZTAL AGENT	6.80
	TRP/ POA
	T ROWE PRICE CO CUST FOR THE
	ROLLOVER IRA OF RUBEN J KRISZTAL

	T ROWE PRICE TRUST CO	5.67
	CUST FOR THE ROLLOVER IRA OF
	DOUGLAS J CROCKETT

	T ROWE PRICE TRUST CO	11.24
	CUST FOR THE ROLLOVER IRA OF
	DWIGHT T COLES

	T ROWE PRICE TRUST CO	6.07
	CUST FOR THE ROLLOVER IRA OF
	KEITH EDICK

	T ROWE PRICE TRUST CO	6.61
	CUST FOR THE ROLLOVER IRA OF
	ROBERT T ERRINGTON

FUND	SHAREHOLDER	%
TARGET 2025 FUND	NATIONAL FINANCIAL SERVICES	6.97
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	18.27
	OMNIBUS ACCOUNT TICKER: TRRVX
	CUSIP: 74149P531
	TRP TARGET RET 2025 ABBC

	WELLS FARGO BANK FBO	7.95
	VARIOUS RETIREMENT PLANS
TARGET 2025 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	27.09(b)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	18.02
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	31.84(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	8.14
	ACCESS LARGE MARKET 401K

	STATE STREET BANK AND TRUST AS	7.52
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2025 FUND—I CLASS	CHARLES SCHWAB & CO INC	23.42
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	26.18(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	7.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2030 FUND	NATIONAL FINANCIAL SERVICES	16.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.81(a)
	OMNIBUS ACCOUNT TICKER: TRRWX
	CUSIP: 74149P523
	TRP TARGET RET 2030 ABBH

FUND	SHAREHOLDER	%
TARGET 2030 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	12.36
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	9.68
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	36.68(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	33.24(b)
	ACCESS LARGE MARKET 401K
TARGET 2030 FUND—I CLASS	ASCENSUS TRUST COMPANY FBO	5.07
	HRM ENTERPRISES INC 401(K) PLAN

	GREAT-WEST TRUST COMPANY LLC FBO	26.27(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY TRUSTEE FBO	19.56
	CHRISTIAN APPALACHIAN PROJECT INC

	NATIONAL FINANCIAL SERVICES	7.99
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	8.99
	CUST FOR THE ROLLOVER IRA OF
	GARRETT COLMORGEN
TARGET 2035 FUND	NATIONAL FINANCIAL SERVICES	12.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	29.51(a)
	OMNIBUS ACCOUNT TICKER: RPGRX
	CUSIP: 74149P515
	TRP TARGET RET 2035 AB5Y

	WELLS FARGO BANK FBO	8.53
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2035 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	18.34
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	15.81
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	56.62(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	5.53
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
TARGET 2035 FUND—I CLASS	CHARLES SCHWAB & CO INC	26.24(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	32.64(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	12.69
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2040 FUND	NATIONAL FINANCIAL SERVICES	15.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	28.23(a)
	OMNIBUS ACCOUNT TICKER: TRHRX
	CUSIP: 74149P499
	TRP TARGET RET 2040 AB6J

	WELLS FARGO BANK FBO	6.37
	VARIOUS RETIREMENT PLANS
TARGET 2040 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	6.89
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	15.22
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	69.23(b)
	FOR THE EXCLUSIVE BENEFIT

FUND	SHAREHOLDER	%
	OF OUR CUSTOMERS
TARGET 2040 FUND—I CLASS	ASCENSUS TRUST COMPANY FBO	9.90
	HRM ENTERPRISES INC 401(K) PLAN

	GREAT-WEST TRUST COMPANY LLC FBO	58.97(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	6.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2045 FUND	NATIONAL FINANCIAL SERVICES	13.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	30.82(a)
	OMNIBUS ACCOUNT TICKER: RPTFX
	CUSIP: 74149P481
	TRP TARGET RET 2045 AB7Y

	WELLS FARGO BANK FBO	7.80
	VARIOUS RETIREMENT PLANS
TARGET 2045 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	11.92
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	8.50
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	69.72(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2045 FUND—I CLASS	CHARLES SCHWAB & CO INC	30.58(b)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	48.45(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	5.40
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TARGET 2050 FUND	NATIONAL FINANCIAL SERVICES	21.05
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	22.33
	OMNIBUS ACCOUNT TICKER: TRFOX
	CUSIP: 74149P473
	TRP TARGET RET 2050 AB8F
TARGET 2050 FUND—ADVISOR CLASS	FIIOC AS AGENT FBO	13.17
	INTERNATIONAL YOUTH FOUNDATION
	401K PLAN

	GREAT WEST TRUST CO LLC	9.24
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	61.35(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK FBO	6.28
	VARIOUS RETIREMENT PLANS
TARGET 2050 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	57.26(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	MATRIX TRUST COMPANY TRUSTEE FBO	6.41
	CHRISTIAN APPALACHIAN PROJECT INC

	NATIONAL FINANCIAL SERVICES	15.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2055 FUND	GREAT-WEST TRUST COMPANY LLC TTEE F	5.16
	CRAIG HOSPITAL BASIC & SUPPLMNTL DA
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES	14.78
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	23.48
	OMNIBUS ACCOUNT TICKER: TRFFX
	CUSIP: 74149P465
	TRP TARGET RET 2055 AB8T

	WELLS FARGO BANK FBO	5.63
	VARIOUS RETIREMENT PLANS

FUND	SHAREHOLDER	%
TARGET 2055 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	5.59
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC FBO	14.73
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	70.64(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2055 FUND—I CLASS	CHARLES SCHWAB & CO INC	19.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST COMPANY LLC FBO	59.23(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	6.15
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET 2060 FUND	CHARLES SCHWAB & CO INC	6.00
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	5.53
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE RPS INC	7.65
	OMNIBUS ACCOUNT CUSIP:74149P275
	TRP TARGET RETIREMENT 2060 #181

FUND	SHAREHOLDER	%
TARGET 2060 FUND—ADVISOR CLASS	MATRIX TRUST COMPANY CUST. FBO	9.11
	UI LABS 401(K) PLAN
	717 17TH ST STE 1300
	DENVER CO 80202-3304

	NATIONAL FINANCIAL SERVICES	26.99(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	8.52
	ACCESS LARGE MARKET 401K

	STATE STREET BANK AND TRUST AS	11.89
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	T ROWE PRICE ASSOCIATES	24.44
	ATTN FINANCIAL REPORTING DEPT
TARGET 2060 FUND—I CLASS	GREAT-WEST TRUST COMPANY LLC FBO	29.29(b)
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	8.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	38.69(c)
	ATTN FINANCIAL REPORTING DEPT
TAX-EFFICIENT EQUITY FUND—I CLASS	GAIL D BUCKNER	87.15(b)

	TED I DUNLAP	8.18
	CONNIE R DUNLAP JT TEN
TAX-EXEMPT MONEY FUND—I CLASS	DAVID MASON	62.33(b)
	DORIS IRENE MASON JT TEN

	KENT G SHENG	15.33

	ROBERT B OTT	18.87
	PAULA S OTT JT TEN

FUND	SHAREHOLDER	%
TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	8.97
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GOLDMAN SACHS & CO	15.77
	C/O MUTUAL FUNDS OPS
	222 S MAIN ST
	SALT LAKE CITY UT 84101-2199

	NATIONAL FINANCIAL SERVICES	8.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.35
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	99.02(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE HIGH YIELD FUND—I CLASS	EDWARD D JONES & CO	39.91(b)
	FOR THE BENEFIT OF CUSTOMERS

	J.P. MORGAN SECURITIES LLC	11.91
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	MORI & CO	17.58
	922 WALNUT ST
	MAILSTOP TBTS 2
	KANSAS CITY MO 64106-1802

	SEI PRIVATE TRUST COMPANY	5.11
	ATTN MUTUAL FUND ADMINISTRATOR
	C/O M&T BANK
TAX-FREE INCOME FUND	NATIONAL FINANCIAL SERVICES	8.22
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	91.23(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TAX-FREE INCOME FUND—I CLASS	J.P. MORGAN SECURITIES LLC	24.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SEI PRIVATE TRUST COMPANY	17.21
	ATTN MUTUAL FUND ADMINISTRATOR
	C/O M&T BANK

	SEI PRIVATE TRUST COMPANY	40.50(b)
	ATTN MUTUAL FUND ADMINISTRATOR
	C/O M&T BANK
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	14.22
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	10.90
	ATTN FINANCIAL REPORTING DEPT

	WELLS FARGO CLEARING SERVICES LLC	13.55
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
TAX-FREE SHORT-INTERMEDIATE FUND—	CHARLES SCHWAB & CO INC	14.08
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOSEPH A MCKINNEY JR TTEE	11.61
	LIVING TRUST
	JOSEPH A MCKINNEY JR TTEE

	NATIONAL FINANCIAL SERVICES	52.60(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.48

	RAYMOND JAMES	6.28
	OMNIBUS FOR MUTUAL FUNDS

FUND	SHAREHOLDER	%
TAX-FREE SHORT-INTERMEDIATE FUND—I CLASS	CHARLES SCHWAB & CO INC	10.57
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	PERSHING LLC	8.05

	SEI PRIVATE TRUST COMAPNY	9.88
	C/O M & T BANK

	SEI PRIVATE TRUST COMPANY	5.07
	ATTN MUTUAL FUND ADMINISTRATOR
	C/O M&T BANK

	TD AMERITRADE INC FBO	22.03
	OUR CUSTOMERS
TOTAL EQUITY MARKET INDEX FUND	EDUCATION TRUST OF ALASKA	10.13
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	MARYLAND COLLEGE INVESTMENT PLAN	10.34
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
TOTAL RETURN FUND	T ROWE PRICE ASSOCIATES	64.23(c)
	ATTN FINANCIAL REPORTING DEPT
TOTAL RETURN FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	100.00(c)
	ATTN FINANCIAL REPORTING DEPT
TOTAL RETURN FUND—I CLASS	T ROWE PRICE ASSOCIATES	33.19(c)
	ATTN FINANCIAL REPORTING DEPT

	TRUSTEES OF T ROWE PRICE	66.81(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
TREASURY RESERVE FUND	BARNACLESAIL	56.63(d)
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP GROWTH FUND

	BRIDGESAIL & CO	8.87
	C/O T ROWE PRICE ASSOC
	ATTN SCIENCE & TECHNOLOGY FD

	T ROWE PRICE	5.40
	RETIREMENT PLAN SERVICE INC
	ATTN RPS CASH GROUP

FUND	SHAREHOLDER	%
U.S. BOND ENHANCED INDEX FUND	EDUCATION TRUST OF ALASKA	8.92
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME

	NATIONAL FINANCIAL SERVICES	16.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
U.S. HIGH YIELD FUND	TD AMERITRADE INC FBO	14.44
	OUR CUSTOMERS
U.S. HIGH YIELD FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY	15.19
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES LLC	63.04(b)
	FOR EXCLUSIVE BENEFIT OF OUR CUST
U.S. HIGH YIELD FUND—I CLASS	MORGAN STANLEY SMITH BARNEY	16.92
	HARBORSIDE FINANCIAL CENTER

	T ROWE PRICE ASSOCIATES	34.34(c)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	35.22(b)
	OUR CUSTOMERS
U.S. LARGE-CAP CORE FUND	CHARLES SCHWAB & CO INC	6.99
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	18.48
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.98

FUND	SHAREHOLDER	%
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	8.74
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	14.55
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	20.80
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	17.70

	STATE STREET BANK AND TRUST AS	6.86
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	TD AMERITRADE INC FBO	10.38
	OUR CUSTOMERS
U.S. LARGE-CAP CORE FUND—I CLASS	CHARLES SCHWAB & CO INC	5.07
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MARIL & CO FBO 61	22.14
	C/O BMO HARRIS BANK NA - ATTN MF
	480 PILGRIM WAY - SUITE 1000
	GREEN BAY WI 54304-5280

	MITRA & CO FBO 61	8.19
	C/O BMO HARRIS BANK NA - ATTN MF
	480 PILGRIM WAY - SUITE 1000
	GREEN BAY WI 54304-5280

	TRUSTEES OF T ROWE PRICE	19.72
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT

	VALLEE & CO FBO 61	39.61(b)
	C/O BMO HARRIS BANK NA ATTN MF
	480 PILGRIM WAY, SUITE 1000
	GREEN BAY WI 54304-5280

FUND	SHAREHOLDER	%
U.S. TREASURY INTERMEDIATE FUND	MLPF&S FOR THE SOLE BENEFIT OF	15.61
	ITS CUSTOMERS

	SPECTRUM INCOME FUND	13.66
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
U.S. TREASURY INTERMEDIATE FUND—I CLASS	CHARLES SCHWAB & CO INC	26.12(b)
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	JAMES C COLLINS	30.25(b)
	JOANNE A ERNST JT TEN

	TRUSTEES OF T ROWE PRICE	38.72(a)
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
U.S. TREASURY LONG-TERM FUND	RETIREMENT PORTFOLIO 2040	9.64
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	6.04
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	16.94
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	14.29
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	9.30
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	5.87
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

FUND	SHAREHOLDER	%
U.S. TREASURY LONG-TERM FUND—I CLASS	LADYBUG & CO	7.30
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD

	LAKESIDE & CO	5.83
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND

	RETIREMENT I 2020 FUND	13.30
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2025 FUND	11.63
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	14.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	8.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	9.23
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
ULTRA SHORT-TERM BOND FUND	CHARLES SCHWAB & CO INC	10.73
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	27.20(c)
	ATTN FINANCIAL REPORTING DEPT
ULTRA SHORT-TERM BOND FUND—I CLASS	INVESTMENT COMPANY INSTITUTE	5.46

	PERSHING LLC	32.29(b)

	RUDDERFLAG & CO	47.37(b)
	C/O T ROWE PRICE ASSOC
	ATTN MULTI-STRAGEGY TOTAL
	RETURN FUND

FUND	SHAREHOLDER	%
VALUE FUND	RETIREMENT PORTFOLIO 2040	14.75
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	6.36
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	8.84
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	14.91
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	11.08
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	8.62
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	7.04
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
VALUE FUND—ADVISOR CLASS	MORGAN STANLEY SMITH BARNEY	14.87
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	31.08(b)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	5.32
	C/O STATE STREET BANK

	VOYA RETIREMENT INS & ANNUITY CO	8.70

FUND	SHAREHOLDER	%
VALUE FUND—I CLASS	RETIREMENT I 2025 FUND	6.77
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2030 FUND	12.18
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2035 FUND	9.28
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2040 FUND	13.41
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2045 FUND	7.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT I 2050 FUND	7.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	7.47
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	10.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
VIRGINIA TAX-FREE BOND FUND—I CLASS	CHARLES SCHWAB & CO INC	7.06
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUNDS

	DAVID M LANSER OR	12.39
	ANDREE W LANSER TRS
	DAVID M LANSER TRUST

	HEIDI K STEWART	9.36
	RICHARD W STEWART TRS
	HEIDI K STEWART REVOCABLE
	TRUST

	MARJORIE Y VOLKEL TR	7.02
	MARJORIE Y VOKEL REV LIV TRUST

	WELLS FARGO BANK NA FBO	46.86(b)
	HII DB PLAN POOL ACCOUNT

(a)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

(b)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.
(c)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Shares owned by T. Rowe Price Associates, Inc. may represent discretionary investments and/or a contribution to the fund at its inception that provided the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. may be able to determine the outcome of most issues that were submitted to shareholders for vote.

(d)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(e)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, Price Japan, and/or Price Singapore. T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, and Price Singapore are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong, Price Japan, and Price Singapore are wholly owned subsidiaries of T. Rowe Price International.

Investment Management Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodians, fund accounting vendor, and transfer agent; assisting the funds in the coordination of such agents’ activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a subadvisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting all security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Dynamic Global Bond, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Global Growth Stock, Global High Income Bond, Global Multi-Sector Bond, Institutional Africa & Middle East, Institutional Emerging Markets Equity, Institutional Frontier Markets Equity, Institutional Global Growth Equity, Institutional Global Value Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Global Multi-Sector Bond, Institutional International Growth Equity, International Bond, International Bond Fund (USD Hedged), International Concentrated Equity, International Discovery, International Equity Index, International Stock, International Value Equity, Japan, Latin America, and New Asia Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the subadvisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For the Global Multi-Sector Bond Fund, T. Rowe Price International’s discretionary investment decisions and trading execution are limited to the fund’s international investment-grade fixed income investments in developed markets.

With respect to the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a subadvisory agreement with the Tokyo branch of T. Rowe Price International (“TRPI-Tokyo”) under which, subject to the supervision of T. Rowe Price, TRPI-Tokyo is authorized to trade Japanese securities and make discretionary investment decisions on behalf of each fund’s Japanese investments. Effective April 1, 2018, Price Japan, will replace T. Rowe Price International as the investment subadviser to the International Discovery and Japan Funds.

With respect to the Asia Opportunities, Emerging Markets Value Stock, Global Stock, Institutional Global Focused Equity Growth, International Discovery, and New Asia Funds, T. Rowe Price has entered into a subadvisory agreement with Price Hong Kong under which, subject to the supervision of T. Rowe Price, Price Hong Kong is authorized to trade securities and make certain discretionary investment decisions on behalf of each fund. Under the subadvisory agreement, Price Hong Kong is responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The subadvisory agreements have a similar provision limiting the liability of the investment subadviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and subadvisory agreements, if applicable), the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment

Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and subadvisory agreements, if applicable) or otherwise helpful to the funds.

Legal Proceedings On April 27, 2016, a complaint was filed against T. Rowe Price (“Defendant”) in the United States District Court for the Northern District of California bearing the caption Christopher Zoidis, Howard Gurwin, Kevin M. Heckman, Jacqueline Peiffer, Virginia A. Durand Trust, Charles L. Sommer, and Barbara L. Sommer v. T. Rowe Price Associates, Inc., No. 3:16-cv-2289, by certain purported shareholders of eight Price Funds: T. Rowe Price Blue Chip Growth Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, T. Rowe Price High Yield Fund, T. Rowe Price New Income Fund, and T. Rowe Price Small-Cap Stock Fund (collectively, the “Named Funds”). None of the Named Funds are a party to the lawsuit. The complaint alleges that Defendant violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from each Named Fund and seeks, among other things, a declaration that Defendant has violated Section 36(b) of the 1940 Act, rescission of the investment management agreements between Defendant and the Named Funds, an award of compensatory damages against Defendant, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such fund from one year prior to the filing of the complaint through the date of trial of the action, plus purported lost investment returns and profits on those amounts and interest thereon, and attorneys’ fees and costs. Defendant believes the claims are without merit and intends to vigorously defend the action. On August 4, 2016, the Northern District of California granted the Defendant’s motion to transfer the case to the District of Maryland.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”), is a publicly owned company and owns 100% of the stock of T. Rowe Price, which in turn owns 100% of T. Rowe Price International, which in turn owns 100% each of Price Hong Kong, Price Japan, and Price Singapore. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index, Institutional, Multi-Sector Account Portfolios, TRP Reserve, Spectrum, Summit Income, Summit Municipal, and Target Date Funds

The funds pay T. Rowe Price a fee (“Fee”), which consists of two components: a group management fee (“Group Fee”) and an individual fund fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.340%	Next $5 billion	0.290%	Next $60 billion
0.450%	Next $1 billion	0.330%	Next $10 billion	0.285%	Next $80 billion
0.420%	Next $1 billion	0.320%	Next $10 billion	0.280%	Next $100 billion
0.390%	Next $1 billion	0.310%	Next $16 billion	0.275%	Next $100 billion
0.370%	Next $1 billion	0.305%	Next $30 billion	0.270%	Next $150 billion
0.360%	Next $2 billion	0.300%	Next $40 billion	0.265%	Thereafter
0.350%	Next $2 billion	0.295%	Next $40 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Funds-of-Funds, TRP Reserve Funds, Multi-Sector Account Portfolios, any Index, or private-label mutual funds). In addition, any investments by a fund in another Price Fund are excluded from the calculation. For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East Fund	0.75
Asia Opportunities Fund	0.50
Balanced Fund	0.15
Blue Chip Growth Fund	0.30	(a)
California Tax-Free Bond Fund	0.10
California Tax-Free Money Fund	0.10	(b)
Capital Appreciation Fund	0.30	(c)
Capital Appreciation & Income Fund	0.25
Capital Opportunity Fund	0.20
Communications & Technology Fund	0.35
Corporate Income Fund	0.15
Credit Opportunities Fund	0.35
Diversified Mid-Cap Growth Fund	0.35
Dividend Growth Fund	0.20
Dynamic Global Bond Fund	0.20
Emerging Europe Fund	0.75
Emerging Markets Bond Fund	0.45
Emerging Markets Corporate Bond Fund	0.50
Emerging Markets Local Currency Bond Fund	0.45
Emerging Markets Stock Fund	0.75
Emerging Markets Value Stock Fund	0.75
Equity Income Fund	0.25	(d)
European Stock Fund	0.50
Financial Services Fund	0.35
Floating Rate Fund	0.30
Georgia Tax-Free Bond Fund	0.10
Global Allocation Fund	0.40
Global Consumer Fund	0.40
Global Growth Stock Fund	0.35
Global High Income Bond Fund	0.30
Global Industrials Fund	0.40
Global Multi-Sector Bond Fund	0.20
Global Real Estate Fund	0.40
Global Stock Fund	0.35
Global Technology Fund	0.45
GNMA Fund	0.15

Fund	Fee %
Government Money Fund	0.00	(e)
Growth & Income Fund	0.25
Growth Stock Fund	0.25	(d)
Health Sciences Fund	0.35
High Yield Fund	0.30
Inflation Protected Bond Fund	0.05	(f)
Intermediate Tax-Free High Yield Fund	0.20
International Bond Fund	0.20
International Bond Fund (USD Hedged)	0.20
International Concentrated Equity Fund	0.35
International Discovery Fund	0.75
International Stock Fund	0.35
International Value Equity Fund	0.35
Japan Fund	0.50
Latin America Fund	0.75
Limited Duration Inflation Focused Bond Fund	0.05	(e)
Maryland Short-Term Tax-Free Bond Fund	0.10
Maryland Tax-Free Bond Fund	0.10
Maryland Tax-Free Money Fund	0.10	(b)
Mid-Cap Growth Fund	0.35	(g)
Mid-Cap Value Fund	0.35
Multi-Strategy Total Return Fund	0.71
New America Growth Fund	0.35
New Asia Fund	0.50
New Era Fund	0.25
New Horizons Fund	0.35
New Income Fund	0.09	(h)
New Jersey Tax-Free Bond Fund	0.10
New York Tax-Free Bond Fund	0.10
New York Tax-Free Money Fund	0.10	(b)
Overseas Stock Fund	0.35
Personal Strategy Balanced Fund	0.25
Personal Strategy Growth Fund	0.30
Personal Strategy Income Fund	0.15
QM Global Equity Fund	0.25
QM U.S. Small & Mid-Cap Core Equity Fund	0.35
QM U.S. Small-Cap Growth Equity Fund	0.35
QM U.S. Value Equity Fund	0.20
Real Assets Fund	0.35
Real Estate Fund	0.30
Science & Technology Fund	0.35
Short-Term Bond Fund	0.05
Small-Cap Stock Fund	0.45
Small-Cap Value Fund	0.35
Tax-Efficient Equity Fund	0.35

Fund	Fee %
Tax-Exempt Money Fund	0.10	(b)
Tax-Free High Yield Fund	0.30
Tax-Free Income Fund	0.15
Tax-Free Short-Intermediate Fund	0.10
Total Return Fund	0.08
U.S. High Yield Fund	0.30
U.S. Large-Cap Core Fund	0.25
U.S. Treasury Intermediate Fund	0.00	(i)
U.S. Treasury Long-Term Fund	0.00	(i)
U.S. Treasury Money Fund	0.00	(e)
Ultra Short-Term Bond Fund	0.01
Value Fund	0.35	(j)
Virginia Tax-Free Bond Fund	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.28%.

(c) Pursuant to a contractual management fee waiver arrangement, the management fee rate is 0.27% on assets equal to or greater than $27.5 billion.

(d) On assets up to $15 billion and 0.2125% on assets above $15 billion.

(e) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.25%.

(f) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.17%.

(g) On assets up to $15 billion and 0.30% on assets above $15 billion.

(h) Pursuant to a contractual management fee waiver arrangement, the management fee rate is 0.0765% on assets equal to or greater than $20 billion.

(i) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.15%.

(j) Pursuant to a contractual management fee waiver arrangement, the management fee rate is 0.2975% on assets equal to or greater than $20 billion.

Index, Institutional, Summit Income, and Summit Municipal Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500 Fund	0.06
Institutional Africa & Middle East Fund	1.00
Institutional Cash Reserves Fund	0.25(a)
Institutional Frontier Markets Equity Fund	1.10
Institutional Global Focused Growth Equity Fund	0.65
Institutional Global Growth Equity Fund	0.65
Institutional Global Value Equity Fund	0.65
Institutional International Concentrated Equity Fund	0.65
Institutional International Core Equity Fund	0.65
Institutional International Growth Equity Fund	0.70
Institutional Large-Cap Core Growth Fund	0.55
Institutional Large-Cap Growth Fund	0.55

Fund	Fee %
Institutional Large-Cap Value Fund	0.55
Institutional Mid-Cap Equity Growth Fund	0.60
Institutional Small-Cap Stock Fund	0.65
Institutional U.S. Structured Research Fund	0.50
Mid-Cap Index Fund	0.12
Small-Cap Index Fund	0.14

(a) Pursuant to a contractual management fee waiver arrangement, the management fee rate is limited to 0.20%.

The following funds (“Single Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Cash Reserves Fund	0.45
Extended Equity Market Index Fund	0.35
Institutional Core Plus Fund	0.40
Institutional Credit Opportunities Fund	0.65
Institutional Emerging Markets Bond Fund	0.70
Institutional Emerging Markets Equity Fund	1.10
Institutional Floating Rate Fund	0.55
Institutional Global Multi-Sector Bond Fund	0.50
Institutional High Yield Fund	0.50
Institutional International Bond Fund	0.55
Institutional Long Duration Credit Fund	0.45
International Equity Index Fund	0.45
Summit Municipal Income Fund	0.50
Summit Municipal Intermediate Fund	0.50
Summit Municipal Money Market Fund	0.45
Total Equity Market Index Fund	0.30
U.S. Bond Enhanced Index Fund	0.30

The Investment Management Agreement between each Single Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses that would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Multi-Sector Account Portfolios, TRP Reserve Funds, Spectrum Funds, and Target Date Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Subadvisory Agreements

Pursuant to each of the subadvisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers (or a prior Investment Manager, as indicated in the table) by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
California Tax-Free Bond Fund	$2,283,000	$2,004,000	$1,804,000
California Tax-Free Money Fund	230,000	274,000	314,000
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)
Georgia Tax-Free Bond Fund	1,268,000	1,009,000	895,000
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)
Intermediate Tax-Free High Yield Fund(b)	249,000	172,000	47,000
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond Fund	833,000	825,000	863,000
Maryland Tax-Free Bond Fund	8,710,000	8,067,000	7,741,000
Maryland Tax-Free Money Fund	415,000	524,000	508,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)
New Jersey Tax-Free Bond Fund	1,492,000	1,361,000	1,254,000
New York Tax-Free Bond Fund	1,875,000	1,703,000	1,700,000
New York Tax-Free Money Fund	254,000	289,000	299,000
Tax-Efficient Equity Fund	1,416,000	1,203,000	983,000
Tax-Exempt Money Fund	2,205,000	3,788,000	3,703,000
Tax-Free High Yield Fund(b)	25,578,000	20,332,000	17,870,000
Tax-Free Income Fund(b)	11,574,000	11,216,000	11,410,000
Tax-Free Short-Intermediate Fund(b)	8,190,000	8,235,000	8,086,000
Virginia Tax-Free Bond Fund	4,661,000	4,053,000	3,737,000

(a) The fund does not pay an investment management fee.

(b) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Corporate Income Fund(a)	$3,909,000	$3,219,000	$2,781,000
Credit Opportunities Fund(a)	257,000	226,000	228,000
Floating Rate Fund(a)	4,760,000	3,505,000	2,785,000
Global Multi-Sector Bond Fund(a)	1,757,000	1,469,000	1,424,000

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
GNMA Fund(a)	6,630,000	6,872,000	7,197,000
Government Money Fund(a)	23,350,000	22,424,000	22,470,000
Government Reserve Fund	(c)	(c)	(c)
High Yield Fund(a)	57,954,000	55,906,000	58,235,000
Inflation Protected Bond Fund(a)	1,487,000	1,224,000	1,332,000
Institutional Cash Reserves Fund	37,000	(b)	(b)
Institutional Core Plus Fund(d)	2,077,000	2,303,000	2,141,000
Institutional Credit Opportunities Fund(d)	157,000	148,000	464,000
Institutional Floating Rate Fund(a)(d)	25,067,000	19,438,000	18,910,000
Institutional Global Multi-Sector Bond Fund(d)	240,000	1,077,000	761,000
Institutional High Yield Fund(d)	8,736,000	9,661,000	11,884,000
Institutional Long Duration Credit Fund(d)	166,000	145,000	100,000
Limited Duration Inflation Focused Bond Fund(a)	26,127,000	28,238,000	34,077,000
New Income Fund(a)	126,094,000	121,838,000	120,420,000
Personal Strategy Balanced Fund(a)	11,430,000	10,817,000	11,116,000
Personal Strategy Growth Fund(a)	10,301,000	9,650,000	9,388,000
Personal Strategy Income Fund(a)	7,528,000	6,711,000	6,315,000
Retirement 2005 Fund	(c)	(c)	(c)
Retirement 2010 Fund	(c)	(c)	(c)
Retirement 2015 Fund	(c)	(c)	(c)
Retirement 2020 Fund	(c)	(c)	(c)
Retirement 2025 Fund	(c)	(c)	(c)
Retirement 2030 Fund	(c)	(c)	(c)
Retirement 2035 Fund	(c)	(c)	(c)
Retirement 2040 Fund	(c)	(c)	(c)
Retirement 2045 Fund	(c)	(c)	(c)
Retirement 2050 Fund	(c)	(c)	(c)
Retirement 2055 Fund	(c)	(c)	(c)
Retirement 2060 Fund	(c)	(c)	(b)
Retirement Balanced Fund	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(b)
Retirement I 2010 Fund—I Class	(c)	(c)	(b)
Retirement I 2015 Fund—I Class	(c)	(c)	(b)
Retirement I 2020 Fund—I Class	(c)	(c)	(b)
Retirement I 2025 Fund—I Class	(c)	(c)	(b)
Retirement I 2030 Fund—I Class	(c)	(c)	(b)
Retirement I 2035 Fund—I Class	(c)	(c)	(b)
Retirement I 2040 Fund—I Class	(c)	(c)	(b)
Retirement I 2045 Fund—I Class	(c)	(c)	(b)
Retirement I 2050 Fund—I Class	(c)	(c)	(b)
Retirement I 2055 Fund—I Class	(c)	(c)	(b)

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Retirement I 2060 Fund—I Class	(c)	(c)	(b)
Retirement Balanced I Fund—I Class	(c)	(c)	(b)
Short-Term Fund	(c)	(c)	(c)
Short-Term Bond Fund(a)	18,780,000	22,499,000	25,029,000
Short-Term Government Fund	(b)	(b)	(b)
Target 2005 Fund	(c)	(c)	(c)
Target 2010 Fund	(c)	(c)	(c)
Target 2015 Fund	(c)	(c)	(c)
Target 2020 Fund	(c)	(c)	(c)
Target 2025 Fund	(c)	(c)	(c)
Target 2030 Fund	(c)	(c)	(c)
Target 2035 Fund	(c)	(c)	(c)
Target 2040 Fund	(c)	(c)	(c)
Target 2045 Fund	(c)	(c)	(c)
Target 2050 Fund	(c)	(c)	(c)
Target 2055 Fund	(c)	(c)	(c)
Target 2060 Fund	(c)	(c)	(c)
Total Return Fund(a)	55,000	(b)	(b)
Treasury Reserve Fund	(c)	(c)	(c)
U.S. High Yield Fund(a)(e)	213,000	172,937	173,998
U.S. Treasury Intermediate Fund(a)	1,190,000	1,197,000	1,100,000
U.S. Treasury Long-Term Fund(a)	1,204,000	1,055,000	1,016,000
U.S. Treasury Money Fund(a)	12,167,000	6,397,000	5,951,000
Ultra Short-Term Bond Fund(a)	980,000	1,483,000	2,145,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) Pursuant to an investment advisory agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acted as investment adviser to the Henderson High Yield Opportunities Fund prior to May 22, 2017, at which point all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization. The Henderson High Yield Opportunities Fund paid HGINA a monthly fee for providing investment advisory services at an annual rate of 0.50% of the Henderson High Yield Opportunities Fund’s average daily net assets. The Henderson High Yield Opportunities Fund had a fiscal year-end of July 31. The figures in the table for the May 31, 2016, and May 31, 2015, periods set forth the advisory fees paid by the Henderson High Yield Opportunities Fund to HGINA during the fiscal years ended July 31, 2016, and July 31, 2015, respectively. The figure in the table for the period ended May 31, 2017, sets forth the advisory fees paid to HGINA during the period August 1, 2016, through May 19, 2017, and the advisory fees paid to T. Rowe Price during the period May 22, 2017, through May 31, 2017.

Fund	Fiscal Year Ended
	10/31/17	10/31/16	10/31/15
Africa & Middle East Fund(a)	$1,398,000	$1,336,000	$2,051,000
Asia Opportunities Fund(a)	338,000	215,000	62,000
Cash Reserves Fund(c)	10,017,000	19,033,000	22,901,000
Emerging Europe Fund(a)	1,810,000	1,615,000	1,914,000
Emerging Markets Stock Fund(a)	90,312,000	90,651,000	86,623,000
Emerging Markets Value Stock Fund(a)	315,000	162,000	12,000
European Stock Fund(a)	8,467,000	11,282,000	12,572,000
Global Allocation Fund(a)	1,629,000	1,139,000	761,000
Global Growth Stock Fund(a)	731,000	597,000	622,000
Global Stock Fund(a)	4,304,000	3,331,000	3,269,000
Institutional Africa & Middle East Fund	1,723,000	1,533,000	2,112,000
Institutional Emerging Markets Equity Fund(c)	13,757,000	10,508,000	10,763,000
Institutional Frontier Markets Equity Fund	589,000	487,000	461,000
Institutional Global Focused Growth Equity Fund	268,000	532,000	575,000
Institutional Global Growth Equity Fund	2,550,000	2,103,000	1,837,000
Institutional Global Value Equity Fund	67,000	56,000	60,000
Institutional International Concentrated Equity Fund	2,838,000	1,581,000	1,431,000
Institutional International Core Equity Fund	1,004,000	912,000	885,000
Institutional International Growth Equity Fund	374,000	410,000	487,000
International Concentrated Equity Fund(a)	126,000	74,000	54,000
International Discovery Fund(a)	61,472,000	46,406,000	40,917,000
International Equity Index Fund(c)	2,414,000	2,232,000	2,605,000
International Stock Fund(a)	99,302,000	91,603,000	90,186,000
International Value Equity Fund(a)	81,806,000	74,579,000	72,757,000
Japan Fund(a)	4,276,000	2,835,000	2,384,000
Latin America Fund(a)	6,799,000	5,639,000	6,837,000
Multi-Strategy Total Return Fund(a)	(b)	(b)	(b)
New Asia Fund(a)	21,777,000	20,419,000	32,174,000
Overseas Stock Fund(a)	88,433,000	73,476,000	66,838,000
Summit Municipal Income Fund(a)(c)	6,347,000	5,649,000	5,056,000
Summit Municipal Intermediate Fund(a)(c)	22,715,000	20,284,000	20,072,000
Summit Municipal Money Market Fund(c)	569,000	882,000	877,000
U.S. Bond Enhanced Index Fund(c)	2,022,000	1,897,000	1,823,000

(a) The fund has multiple share classes. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

Fund	Fiscal Year Ended
	12/31/17	12/31/16	12/31/15
Balanced Fund(a)	$17,414,000	$17,029,000	$18,170,000
Blue Chip Growth Fund(a)	222,720,000	178,227,000	165,888,000
Capital Appreciation Fund(a)	166,679,000	151,105,000	141,909,000
Capital Appreciation & Income Fund(a)	(c)	(c)	(c)
Capital Opportunity Fund(a)	2,733,000	2,459,000	3,248,000
Communications & Technology Fund(a)	28,259,000	23,317,000	21,321,000
Diversified Mid-Cap Growth Fund(a)	4,727,000	3,495,000	2,967,000
Dividend Growth Fund(a)	38,612,000	27,315,000	23,129,000
Dynamic Global Bond Fund(a)	2,768,000	487,000	153,000
Emerging Markets Bond Fund(a)	48,965,000	39,006,000	33,766,000
Emerging Markets Corporate Bond Fund(a)	466,000	610,000	1,040,000
Emerging Markets Corporate Multi-Sector Account Portfolio	(d)	(d)	(d)
Emerging Markets Local Currency Bond Fund(a)	2,509,000	1,748,000	1,325,000
Emerging Markets Local Multi-Sector Account Portfolio	(d)	(d)	(d)
Equity Income Fund(a)	117,552,000	115,805,000	140,603,000
Equity Index 500 Fund(a)	24,488,000	26,244,000	25,084,000
Extended Equity Market Index Fund(b)	2,887,000	2,522,000	2,893,000
Financial Services Fund(a)	4,974,000	3,516,000	3,729,000
Global Consumer Fund	87,000	29,000	(c)
Global High Income Bond Fund(a)	451,000	244,000	137,000
Global Industrials Fund(a)	153,000	117,000	117,000
Global Real Estate Fund(a)	1,420,000	1,707,000	1,649,000
Global Technology Fund(a)	36,549,000	21,250,000	15,414,000
Growth & Income Fund(a)	9,666,000	8,586,000	8,526,000
Growth Stock Fund(a)	258,241,000	226,759,000	233,803,000
Health Sciences Fund(a)	71,426,000	74,562,000	92,442,000
Institutional Emerging Markets Bond Fund(b)	2,342,000	2,101,000	2,316,000
Institutional International Bond Fund(b)	2,038,000	1,942,000	1,834,000
Institutional Large-Cap Core Growth Fund	15,271,000	11,843,000	10,166,000
Institutional Large-Cap Growth Fund	78,293,000	69,794,000	70,001,000
Institutional Large-Cap Value Fund	19,476,000	15,065,000	12,843,000
Institutional Mid-Cap Equity Growth Fund	38,870,000	31,691,000	30,581,000
Institutional Small-Cap Stock Fund	25,250,000	16,907,000	13,857,000
Institutional U.S. Structured Research Fund	3,135,000	3,057,000	3,914,000
International Bond Fund(a)	27,994,000	33,047,000	31,748,000
International Bond Fund (USD Hedged)(a)	(e)	(c)	(c)
Mid-Cap Growth Fund(a)	171,958,000	150,896,000	156,850,000
Mid-Cap Index Fund(a)	7,000	6,000	1,000
Mid-Cap Value Fund(a)	86,608,000	76,231,000	75,979,000
New America Growth Fund(a)	25,514,000	24,531,000	28,057,000

Fund	Fiscal Year Ended
	12/31/17	12/31/16	12/31/15
New Era Fund(a)	19,407,000	17,349,000	17,608,000
New Horizons Fund(a)	126,698,000	100,489,000	101,887,000
QM Global Equity Fund(a)	82,000	43,000	(c)
QM U.S. Small & Mid-Cap Core Equity Fund(a)	262,000	91,000	(c)
QM U.S. Small-Cap Growth Equity Fund(a)	29,383,000	16,544,000	9,942,000
QM U.S. Value Equity Fund(a)	91,000	42,000	(c)
Real Assets Fund(a)	21,431,000	27,380,000	29,069,000
Real Estate Fund(a)	37,187,000	36,216,000	31,036,000
Retirement Income 2020 Fund	(d)	(c)	(c)
Science & Technology Fund(a)	30,593,000	23,487,000	23,947,000
Small-Cap Index Fund(a)	9,000	7,000	1,000
Small-Cap Stock Fund(a)	70,322,000	64,493,000	67,139,000
Small-Cap Value Fund(a)	63,445,000	50,361,000	53,605,000
Spectrum Growth Fund	(d)	(d)	(d)
Spectrum Income Fund	(d)	(d)	(d)
Spectrum International Fund	(d)	(d)	(d)
Total Equity Market Index Fund(b)	4,765,000	3,800,000	3,933,000
U.S. Large-Cap Core Fund(a)	2,300,000	1,498,000	717,000
Value Fund(a)	157,550,000	144,217,000	143,436,000

(a) The fund has multiple classes. The management fee is allocated to each class based on relative net assets.

(b) The fee includes investment management fees and administrative expenses.

(c) Prior to commencement of operations.

(d) The fund does not pay an investment management fee.

(e) Less than $1,000

Expense Limitations and Reimbursements

The Investment Management Agreement between each Price Fund and T. Rowe Price provides that the fund will bear all expenses of its operations that are not specifically assumed by T. Rowe Price. Certain Price Funds have implemented contractual expense limitations pursuant to either their Investment Management Agreement or a separate agreement between the fund and T. Rowe Price. Some expense limitations apply to a fund’s (or class’) total expense ratio, while others apply only to a class’ ordinary operating expenses.

The following table sets forth the contractual expense limitations for the Price Funds and the periods for which they are effective.

For purposes of applying a fund’s expense limitation, the expenses of a fund and its share classes are generally calculated on a monthly basis. If a class is operating above its expense limitation, that month’s management fee will be reduced or waived and/or the fund’s operating expenses will be paid or reimbursed, with any adjustment made after the end of the year. Fees waived and expenses borne by T. Rowe Price are subject to reimbursement by the fund (or class) through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s (or class’) expense ratio exceeding its applicable limitation at the time of the reimbursement. Generally, T. Rowe Price may agree (with approval of the fund’s Board) to implement one or more additional expense limitations (of the same or different time periods and amounts) for a fund after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund’s (or class’) aggregate expenses exceeding the additional expense limitation.

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Africa & Middle East Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Asia Opportunities Fund	May 21, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.15	—	(b)
Asia Opportunities Fund—Advisor Class	May 21, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.25	—	(b)
Asia Opportunities Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Balanced Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Blue Chip Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
California Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
California Tax-Free Money Fund	July 1, 2013 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	(b)
California Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Capital Appreciation Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Capital Appreciation & Income Fund	November 7, 2017 – April 30, 2020	0.74	—	(a)
Capital Appreciation & Income Fund—Advisor Class	November 7, 2017 – April 30, 2020	0.99	—	(a)
Capital Appreciation & Income Fund—I Class	November 7, 2017 – April 30, 2020	—	0.05	(a)
Capital Opportunity Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Communications & Technology Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Corporate Income Fund—I Class	December 17, 2015 – September 30, 2018	—	0.05	(a)
Credit Opportunities Fund	April 29, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018	0.90	—	(b)
Credit Opportunities Fund—Advisor Class	April 29, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018	1.00	—	(b)
Credit Opportunities Fund—I Class	November 29, 2016 – November 30, 2017 December 1, 2017 – September 30, 2019	—	0.05 0.01	(a)
Diversified Mid-Cap Growth Fund—I Class	May 3, 2017 – April 30, 2019	—	0.05	(a)
Dividend Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Dynamic Global Bond Fund	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.75	—	(b)
Dynamic Global Bond Fund—Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.90	—	(b)
Dynamic Global Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Emerging Europe Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Emerging Markets Bond Fund—Advisor Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	April 30, 2020(c)
Emerging Markets Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Emerging Markets Corporate Bond Fund	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.15	—	(b)
Emerging Markets Corporate Bond Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.25	—	(b)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Emerging Markets Corporate Bond Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Emerging Markets Local Currency Bond Fund	May 1, 2014 – April 30, 2016 May 1, 2016 – April 30, 2018	1.10	—	(b)
Emerging Markets Local Currency Bond Fund—Advisor Class	May 1, 2014 – April 30, 2016 May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	(b)
Emerging Markets Local Currency Bond Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Emerging Markets Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)
Emerging Markets Value Stock Fund	August 24, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.50	—	(b)
Emerging Markets Value Stock Fund—Advisor Class	August 24, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.65	—	(b)
Emerging Markets Value Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Equity Income Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Equity Index 500 Fund	May 1, 2014 – April 30, 2016 May 1, 2016 – August 31, 2016 September 1, 2016 – July 31, 2017 August 1, 2017 – April 30, 2020	0.30 0.30 0.25 0.21	— — — —	April 30, 2018(c) August 31, 2018(c) July 31, 2017(c) April 30, 2022(c)
Equity Index 500 Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
European Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Financial Services Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Floating Rate Fund	October 1, 2013 – September 30, 2015 October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.85	—	(b)
Floating Rate Fund—Advisor Class	October 1, 2013 – September 30, 2015 October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.95	—	(b)
Floating Rate Fund—I Class	November 29, 2016 – September 30, 2019	—	0.05	(a)
Georgia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Global Allocation Fund	May 28, 2013 – February 29, 2016 March 1, 2016 – February 28, 2018	1.05	—	(b)
Global Allocation Fund—Advisor Class	May 28, 2013 – February 29, 2016 March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.15	—	(b)
Global Allocation Fund—I Class	March 23, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)
Global Consumer Fund	June 27, 2016 – April 30, 2019	1.05	—	(b)
Global Growth Stock Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	1.00	—	(b)
Global Growth Stock Fund—Advisor Class	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	1.10	—	(b)
Global Growth Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Global High Income Bond Fund	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	0.85	—	(b)
Global High Income Bond Fund—Advisor Class	January 22, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.00	—	(b)
Global High Income Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Global Industrials Fund	October 24, 2013 – April 30, 2016 May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.05	—	(b)
Global Industrials Fund—I Class	May 3, 2017 – April 30, 2019	—	0.05	(a)
Global Multi-Sector Bond Fund—Advisor Class	October 1, 2013 – September 30, 2015 October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.95	—	(b)
Global Multi-Sector Bond Fund—I Class	March 23, 2016 – November 30, 2017 December 1, 2017 – September 30, 2018	—	0.05 0.01	(a)
Global Real Estate Fund	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.05	—	(b)
Global Real Estate Fund—Advisor Class	May 1, 2015 – April 30, 2017 May 1, 2017 – April 30, 2019	1.15	—	(b)
Global Real Estate Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Global Stock Fund—Advisor Class	March 1, 2014 – February 29, 2016 March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.15	—	February 28, 2018(c) February 29, 2020(c) February 28, 2022(c)
Global Stock Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Global Technology Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
GNMA Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
Government Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
Growth & Income Fund—I Class	November 29, 2016 – April 30, 2019	—	0.05	(a)
Growth Stock Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Health Sciences Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
High Yield Fund—I Class	August 28, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	(a)
Inflation Protected Bond Fund	October 1, 2014 – September 30, 2016 October 1, 2016 – July 31, 2017 August 1, 2017 – September 30, 2019	0.50 0.50 0.41	—	September 30, 2018(c) July 31, 2019(c) September 30, 2021(c)
Inflation Protected Bond Fund—I Class	December 17, 2015 – September 30, 2018	—	0.05	(a)
Institutional Cash Reserves Fund	September 6, 2016 – September 30, 2018	0.25	—	(b)
Institutional Frontier Markets Equity Fund	September 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.35	—	(b)
Institutional Global Focused Growth Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional Global Growth Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional Global Value Equity Fund	March 1, 2014 – February 29, 2016 March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	0.75	—	(b)
Institutional International Concentrated Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional International Core Equity Fund	March 1, 2015 – February 28, 2017 March 1, 2017 – February 28, 2019	0.75	—	(b)
Institutional International Growth Equity Fund	March 1, 2014 – February 28, 2016 March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	0.75	—	February 28, 2018(c) February 29, 2020(c) February 28, 2022(c)
Institutional U.S. Structured Research Fund	May 1, 2014 – April 30, 2016	0.55	—	(b)
Intermediate Tax-Free High Yield Fund	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.75	—	(b)
Intermediate Tax-Free High Yield Fund—Advisor Class	July 24, 2014 – June 30, 2017 July 1, 2017 – June 30, 2019	0.85	—	(b)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Intermediate Tax-Free High Yield Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
International Bond Fund	August 1, 2017 - April 30, 2020	0.74	—	(b)
International Bond Fund—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	(b)
International Bond Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
International Bond Fund (USD Hedged)	August 1, 2017 - April 30, 2020	0.74	—	(b)
International Bond Fund (USD Hedged)—Advisor Class	August 1, 2017 - April 30, 2020	0.99	—	(b)
International Bond Fund (USD Hedged)—I Class	August 1, 2017 – April 30, 2020	—	0.05	(a)
International Concentrated Equity Fund	August 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	0.90	—	(b)
International Concentrated Equity Fund—Advisor Class	August 22, 2014 – February 28, 2017 March 1, 2017 – February 28, 2019	1.00	—	(b)
International Concentrated Equity Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
International Discovery Fund—I Class	December 17, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)
International Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)
International Stock Fund—R Class	March 1, 2014 – February 29, 2016 March 1, 2016 – February 28, 2018 March 1, 2018 – February 29, 2020	1.40	—	(b)
International Value Equity Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)
Japan Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Latin America Fund—I Class	March 6, 2017 – February 28, 2019	—	0.05	(a)
Limited Duration Inflation Focused Bond Fund	September 1, 2015 – July 31, 2017 August 1, 2017 – September 30, 2019	0.50 0.41	— —	(b)
Limited Duration Inflation Focused Bond Fund—I Class	September 29, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	(a)
Maryland Short-Term Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Maryland Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Maryland Tax-Free Money Fund	April 1, 2017 – June 30, 2019	0.55	—	(a)
Maryland Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Mid-Cap Growth Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Mid-Cap Index Fund	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	0.32	—	(b)
Mid-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Mid-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Multi-Strategy Total Return Fund	February 23, 2018 – February 29, 2020	1.35	—	(a)
Multi-Strategy Total Return Fund—Advisor Class	February 23, 2018 – February 29, 2020	1.60	—	(a)
Multi-Strategy Total Return Fund—I Class	February 23, 2018 – February 29, 2020	—	0.05	(a)
New America Growth Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
New Asia Fund—I Class	December 17, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
New Era Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
New Horizons Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
New Income Fund—I Class	August 28, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	—	0.05	(a)
New Income Fund—R Class	October 1, 2014 – September 30, 2016 October 1, 2016 – September 30, 2018	1.15	—	(b)
New Jersey Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
New York Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
New York Tax-Free Money Fund	July 1, 2013 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.55	—	(b)
New York Tax-Free Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Overseas Stock Fund—Advisor Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	1.10	—	(b)
Overseas Stock Fund—I Class	August 28, 2015 – February 28, 2018 March 1, 2018 – February 29, 2020	—	0.05	(a)
Personal Strategy Balanced Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
Personal Strategy Growth Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
Personal Strategy Income Fund—I Class	March 23, 2016 – September 30, 2018	—	0.05	(a)
QM Global Equity Fund	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.79	—	(b)
QM Global Equity Fund—Advisor Class	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.04	—	(b)
QM Global Equity Fund—I Class	April 15, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
QM U.S. Small & Mid-Cap Core Equity Fund	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.89	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.14	—	(b)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	July 5, 2016 – April 30, 2019	1.10	—	(b)
QM U.S. Small-Cap Growth Equity Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
QM U.S. Value Equity Fund	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.74	—	(b)
QM U.S. Value Equity Fund—Advisor Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	0.99	—	(b)
QM U.S. Value Equity Fund—I Class	February 26, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Real Assets Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Real Estate Fund—I Class	December 17, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Retirement I 2005 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2010 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.00	(a)
Retirement I 2015 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2020 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Retirement I 2025 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2030 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2035 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2040 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2045 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2050 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2055 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement I 2060 Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement Balanced I Fund—I Class	September 29, 2015 – November 30, 2016 December 1, 2016 – September 30, 2019	—	0.05 0.01	(a)
Retirement Income 2020 Fund	May 25, 2017 – April 30, 2020	—	0.25	(a)
Science & Technology Fund—I Class	March 23, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Short-Term Bond Fund—I Class	December 17, 2015 – September 30, 2018	—	0.05	(a)
Small-Cap Index Fund	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	0.34	—	(b)
Small-Cap Index Fund—I Class	December 9, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Small-Cap Stock Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Small-Cap Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Target 2005 Fund	February 1, 2016 – September 30, 2018	0.58	—	(b)
Target 2005 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.83	—	(b)
Target 2005 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2010 Fund	February 1, 2016 – September 30, 2018	0.58	—	(b)
Target 2010 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.83	—	(b)
Target 2010 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2015 Fund	February 1, 2016 – September 30, 2018	0.61	—	(b)
Target 2015 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.86	—	(b)
Target 2015 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2020 Fund	February 1, 2016 – September 30, 2018	0.64	—	(b)
Target 2020 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.89	—	(b)
Target 2020 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2025 Fund	February 1, 2016 – September 30, 2018	0.67	—	(b)
Target 2025 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.92	—	(b)
Target 2025 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2030 Fund	February 1, 2016 – September 30, 2018	0.70	—	(b)
Target 2030 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.95	—	(b)
Target 2030 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2035 Fund	February 1, 2016 – September 30, 2018	0.72	—	(b)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
Target 2035 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.97	—	(b)
Target 2035 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2040 Fund	February 1, 2016 – September 30, 2018	0.74	—	(b)
Target 2040 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.99	—	(b)
Target 2040 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2045 Fund	February 1, 2016 – September 30, 2018	0.74	—	(b)
Target 2045 Fund—Advisor Class	February 1, 2016 – September 30, 2018	0.99	—	(b)
Target 2045 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2050 Fund	February 1, 2016 – September 30, 2018	0.75	—	(b)
Target 2050 Fund—Advisor Class	February 1, 2016 – September 30, 2018	1.00	—	(b)
Target 2050 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2055 Fund	February 1, 2016 – September 30, 2018	0.75	—	(b)
Target 2055 Fund—Advisor Class	February 1, 2016 – September 30, 2018	1.00	—	(b)
Target 2055 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Target 2060 Fund	February 1, 2016 – September 30, 2018	0.75	—	(b)
Target 2060 Fund—Advisor Class	February 1, 2016 – September 30, 2018	1.00	—	(b)
Target 2060 Fund—I Class	February 26, 2016 – September 30, 2018	—	0.05	(a)
Tax-Efficient Equity Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Tax-Exempt Money Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Tax-Free High Yield Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	(a)
Tax-Free Income Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)
Tax-Free Short-Intermediate Fund—Advisor Class	August 8, 2012 – June 30, 2015 July 1, 2015 – June 30, 2017 July 1, 2017 – June 30, 2019	0.85	—	(b)
Tax-Free Short-Intermediate Fund—I Class	November 29, 2016 – June 30, 2019	—	0.05	(a)
Total Return Fund	November 15, 2016 – September 30, 2018	0.57	—	(b)
Total Return Fund—Advisor Class	November 15, 2016 – September 30, 2018	0.82	—	(b)
Total Return Fund—I Class	November 15, 2016 – September 30, 2018	—	0.05	(a)
U.S. High Yield Fund	May 22, 2017 – September 30, 2019	0.79	—	(a)
U.S. High Yield Fund—Advisor Class	May 22, 2017 – September 30, 2019	0.94	—	(a)
U.S. High Yield Fund—I Class	May 22, 2017 – September 30, 2019	—	0.05	(a)
U.S. Large-Cap Core Fund—Advisor Class	May 1, 2014 – April 30, 2016 May 1, 2016 – April 30, 2018 May 1, 2018 – April 30, 2020	1.20	—	(b)
U.S. Large-Cap Core Fund—I Class	November 29, 2016 – April 30, 2019 May 1, 2018 – April 30, 2020	—	0.05	(a)
U.S. Treasury Intermediate Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
U.S. Treasury Long-Term Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)

Fund	Limitation Period	Total Expense Limitation %[1]	Operating Expense Limitation %[2]	Reimbursement Date
U.S. Treasury Money Fund—I Class	May 3, 2017 – September 30, 2019	—	0.05	(a)
Ultra Short-Term Bond Fund	October 1, 2015 – September 30, 2017 October 1, 2017 – September 30, 2019	0.35	—	(b)
Ultra Short-Term Bond Fund—I Class	July 6, 2017 – September 30, 2019	—	0.05	(a)
Value Fund—I Class	August 28, 2015 – April 30, 2018 May 1, 2018 – April 30, 2020	—	0.05	(a)
Virginia Tax-Free Bond Fund—I Class	July 6, 2017 – June 30, 2019	—	0.05	(a)

¹ T. Rowe Price has agreed to waive its fees and/or bear any expenses (excluding interest; taxes; brokerage, and other expenses that are capitalized in accordance with generally accepted accounting principles; extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ total ratio of expenses to average daily net assets to exceed the percentage indicated.

2 T. Rowe Price has agreed to pay or reimburse the operating expenses of the class excluding management fees; interest, expenses relating to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Class-Level Operating Expenses”) to the extent the Class-Level Operating Expenses exceed the percentage indicated. The payment of Class-Level Operating Expenses pursuant to the limitation could result in the payment of operating expenses that are not allocated to a particular class (“Fund-Level Operating Expenses”), such as custody fees and certain expenses related to the management of the fund’s portfolio. Even though other classes are not subject to the limitation, the payment of Fund-Level Operating Expenses would decrease the overall expenses of other classes and the reimbursement of previously paid Fund-Level Operating Expenses would increase the overall expenses of other classes.

(a) No reimbursement will be made more than three years after the payment of Class-Level Operating Expenses.

(b) No reimbursement will be made more than three years after any waiver or payment.

(c) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

The following information sets forth fees that were waived and expenses that were paid pursuant to contractual expense limitations during the funds’ prior fiscal year, as well as any amounts that were reimbursed to T. Rowe Price and amounts that remain subject to reimbursement.

Africa & Middle East Fund—I Class At October 31, 2017, expenses in the amount of $162,000 were waived/paid by the manager and remain subject to repayment.

Asia Opportunities Fund, Asia Opportunities Fund—Advisor Class, and Asia Opportunities Fund—I Class At October 31, 2017, expenses in the amount of $240,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $811,000 remain subject to repayment.

Balanced Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Blue Chip Growth Fund—I Class At December 31, 2017, the class operated below its expense limitation.

California Tax-Free Money Fund At February 28, 2017, expenses in the amount of $187,000 were waived/paid by the manager. Including these amounts, management fees waived and expenses previously waived/paid by the manager in the amount of $452,000 remain subject to repayment.

Capital Appreciation Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Capital Opportunity Fund—I Class At December 31, 2017, $110,000 of expenses were waived/paid by the manager and remain subject to repayment.

Communications & Technology Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Corporate Income Fund—I Class At May 31, 2017, the class operated below its expense limitation. At May 31, 2017, $1,000 of expenses were waived/paid to the manager, and there were no amounts subject to repayment.

Credit Opportunities Fund, Credit Opportunities Fund—Advisor Class, and Credit Opportunities Fund—I Class At May 31, 2017, expenses in the amount of $239,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid in the amount of $827,000 remain subject to repayment.

Diversified Mid-Cap Growth Fund—I Class At December 31, 2017, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

Dividend Growth Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Dynamic Global Bond Fund, Dynamic Global Bond Fund—Advisor Class, and Dynamic Global Bond Fund—I Class At December 31, 2017, $237,000 of expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid the manager in the amount of $830,000 remain subject to repayment.

Emerging Europe Fund—I Class At October 31, 2017, expenses in the amount of $245,000 were waived/paid by the manager and remain subject to repayment.

Emerging Markets Bond Fund—Advisor Class and Emerging Markets Bond Fund—I Class At December 31, 2017, the I Class operated below its expense limitation. At December 31, 2017, $1,000 of expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $3,000 remain subject to repayment.

Emerging Markets Corporate Bond Fund, Emerging Markets Corporate Bond Fund—Advisor Class, and Emerging Markets Corporate Bond Fund—I Class At December 31, 2017, expenses in the amount of $182,000 were waived/paid. Including this amount, expenses previously waived/paid by the manager in the amount of $718,000 remain subject to repayment.

Emerging Markets Local Currency Bond Fund, Emerging Markets Local Currency Bond Fund—Advisor Class, and Emerging Markets Local Currency Bond Fund—I Class At December 31, 2017, management fees in the amount of $137,000 were waived/paid and remain subject to repayment. Including this amount, expenses previously waived/paid by the manager in the amount of $466,000 remain subject to repayment.

Emerging Markets Stock Fund—I Class At October 31, 2017, expenses in the amount of $26,000 were repaid to the manager and there were no amounts subject to repayment.

Emerging Markets Value Stock Fund, Emerging Markets Value Stock Fund—Advisor Class, and Emerging Markets Value Stock Fund—I Class At October 31, 2017, expenses in the amount of $256,000 were waived/paid by the manager and remain subject to repayment. Including this amount, expenses previously waived/paid by the manager in the amount of $571,000 remain subject to repayment.

Equity Income Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Equity Index 500 Fund and Equity Index 500 Fund—I Class At December 31, 2017, the I Class operated below its expense limitation. At December 31, 2017, $1,427,000 of expenses were waived/paid by the manager and remain subject to repayment. Including this amount, expenses previously waived/paid by the manager in the amount of $2,639,000 remain subject to repayment

European Stock Fund—I Class At October 31, 2017, the class operated below its expense limitation.

Financial Services Fund—I Class At December 31, 2017, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

Floating Rate Fund, Floating Rate Fund—Advisor Class, and Floating Rate Fund—I Class At May 31, 2017, the Investor Class operated below its expense limitation. At May 31, 2017, expenses in the amount of $161,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $119,000 remain subject to repayment.

Global Allocation Fund, Global Allocation Fund—Advisor Class, and Global Allocation Fund—I Class At October 31, 2017, expenses in the amount of $157,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $543,000 remain subject to repayment.

Global Consumer Fund At December 31, 2017, $263,000 of expenses were waived/paid by the manager and remain subject to repayment. Including this amount, expenses previously waived/paid by the manager in the amount of $392,000 remain subject to repayment

Global Growth Stock Fund, Global Growth Stock Fund—Advisor Class, and Global Growth Stock Fund—I Class At October 31, 2017, expenses in the amount of $113,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $528,000 remain subject to repayment.

Global High Income Bond Fund, Global High Income Bond Fund—Advisor Class, and Global High Income Bond Fund—I Class At December 31, 2017, the Investor Class operated below its expense limitation. At December 31, 2017, $270,000 of expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $866,000 and remain subject to repayment.

Global Industrials Fund At December 31, 2017, $233,000 of expenses were waived/paid. Including this amount, expenses previously waived/paid by the manager in the amount of $667,000 remain subject to repayment.

Global Multi-Sector Bond Fund—Advisor Class and Global Multi-Sector Bond Fund—I Class At May 31, 2017, expenses in the amount of $216,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $233,000 remain subject to repayment.

Global Real Estate Fund, Global Real Estate Fund—Advisor Class, and Global Real Estate Fund—I Class At December 31, 2017, $142,000 of expenses were waived/paid. Including this amount, expenses previously waived/paid by the manager in the amount of $312,000 remain subject to repayment.

Global Stock Fund—Advisor Class and Global Stock Fund—I Class At October 31, 2017, the Advisor Class operated below its expense limitation. At October 31, 2017, expenses in the amount of $13,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $17,000 remain subject to repayment.

Global Technology Fund—I Class At December 31, 2017, the class operated below its expense limitation.

GNMA Fund—I Class At May 1, 2017, less than $1,000 of expense were waived/paid by the manager and remain subject to repayment.

Government Money Fund—I Class At May 31, 2017, the class operated below its expense limitation.

Growth & Income Fund—I Class At December 31, 2017, the I Class operated below its expense limitation. At December 31, 2017, less than $1,000 of expenses were waived/paid by the manager and remain subject to repayment.

Growth Stock Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Health Sciences Fund—I Class At December 31, 2017, the class operated below its expense limitation.

High Yield Fund—I Class At May 31, 2017, the class operated below its expense limitation.

Inflation Protected Bond Fund and Inflation Protected Bond Fund—I Class At May 31, 2017, expenses in the amount of $342,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $888,000 remain subject to repayment.

Institutional Cash Reserves Fund At May 31, 2017, $329,000 of expenses were waived/paid by the manager and remain subject to repayment.

Institutional Frontier Markets Equity Fund At October 31, 2017, expenses in the amount of $158,000 were waived/paid by the manager and remain subject to repayment. Including these amounts, expenses previously waived/paid by the manager in the amount of $508,000 remain subject to repayment.

Institutional Global Focused Growth Equity Fund At October 31, 2017, expenses in the amount of $230,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $595,000 remain subject to repayment.

Institutional Global Growth Equity Fund At October 31, 2017, expenses in the amount of $60,000 were repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $76,000 remain subject to repayment.

Institutional Global Value Equity Fund At October 31, 2017, expenses in the amount of $247,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $742,000 remain subject to repayment.

Institutional International Concentrated Equity Fund At October 31, 2017, expenses in the amount of $100,000 were repaid to the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $129,000 remain subject to repayment.

Institutional International Core Equity Fund At October 31, 2017, expenses in the amount of $127,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $442,000 remain subject to repayment.

Institutional International Growth Equity Fund At October 31, 2017, expenses in the amount of $253,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid in the amount of $762,000 remain subject to repayment.

Institutional U.S. Structured Research Fund At December 31, 2017, expenses in the amount of $3,000 were waived/paid by the manager and there were no amounts subject to repayment.

Intermediate Tax-Free High Yield Fund and Intermediate Tax-Free High Yield Fund—Advisor Class At February 28, 2017, expenses in the amount of $173,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $628,000 remain subject to repayment.

International Bond Fund, International Bond Fund—Advisor Class, and International Bond Fund—I Class At December 31, 2017, each class operated below its expense limitation.

International Bond Fund (USD Hedged), International Bond Fund (USD Hedged)—Advisor Class, and International Bond Fund (USD Hedged)—I Class At December 31, 2017, expenses in the amount of $144,000 were waived/paid by the manager and remain subject to repayment.

International Concentrated Equity Fund, International Concentrated Equity Fund—Advisor Class, and International Concentrated Equity Fund—I Class At October 31, 2017, expenses in the amount of $288,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $867,000 remain subject to repayment.

International Discovery Fund—I Class At October 31, 2017, the class operated below its expense limitation.

International Stock Fund—I Class and International Stock Fund—R Class At October 31, 2017, the classes operated below their expense limitations.

International Value Equity Fund—I Class At October 31, 2017, the class operated below its expense limitation.

Japan Fund—I Class At October 31, 2017, $81,000 of expenses were waived/paid by the manager and remain subject to repayment.

Latin America Fund—I Class At October 31, 2017, $124,000 of expenses were waived/paid by the manager and remain subject to repayment.

Limited Duration Inflation Focused Bond Fund and Limited Duration Inflation Focused Bond Fund—I Class At May 31, 2017, $140,000 of expenses were repaid to the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $380,000 remain subject to repayment.

Mid-Cap Growth Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Mid-Cap Index Fund and Mid-Cap Index Fund—I Class At December 31, 2017, $234,000 of expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $464,000 remain subject to repayment.

Mid-Cap Value Fund—I Class At December 31, 2017, the class operated below its expense limitation.

New America Growth Fund—I Class At December 31, 2017, the class operated below its expense limitation.

New Asia Fund—I Class At October 31, 2017, expenses in the amount of $2,000 were repaid to the manager and there were no amounts subject to repayment.

New Era Fund—I Class At December 31, 2017, the class operated below its expense limitation.

New Horizons Fund—I Class At December 31, 2017, the class operated below its expense limitation.

New Income Fund—I Class and New Income Fund—R Class At May 31, 2017, the I Class operated below its expense limitation. At May 31, 2017, expenses in the amount of $1,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $9,000 remain subject to repayment.

New York Tax-Free Money Fund At February 28, 2017, expenses in the amount of $183,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $450,000 remain subject to repayment.

Overseas Stock Fund—Advisor Class and Overseas Stock Fund—I Class At October 31, 2017, expenses less than $1,000 were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $2,000 remain subject to repayment. At October 31, 2017, the I Class operated below its expense limitation.

Personal Strategy Balanced Fund—I Class At May 31, 2017, less than $1,000 of expenses were repaid to the manager and there were no amounts subject to repayment.

Personal Strategy Growth Fund—I Class At May 31, 2017, less than $1,000 of expenses were repaid to the manager and there were no amounts subject to repayment.

Personal Strategy Income Fund—I Class At May 31, 2017, less than $1,000 of expenses were repaid to the manager and there were no amounts subject to repayment.

QM Global Equity Fund, QM Global Equity Fund—Advisor Class, and QM Global Equity Fund—I Class At December 31, 2017, $333,000 of expenses were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $569,000 remain subject to repayment.

QM U.S. Small & Mid-Cap Core Equity Fund, QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class, and QM U.S. Small & Mid-Cap Core Equity Fund—I Class At December 31, 2017, $310,000 of expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $574,000 remain subject to repayment.

QM U.S. Small-Cap Growth Equity Fund—Advisor Class and QM U.S. Small-Cap Growth Equity Fund—I Class At December 31, 2017, the classes operated below their expense limitations.

QM U.S. Value Equity Fund, QM U.S. Value Equity Fund—Advisor Class, and QM U.S. Value Equity Fund—I Class At December 31, 2017, $322,000 of expenses were waived/paid by the manager. Including this amount, expenses previously waived/paid by the manager in the amount of $583,000 remain subject to repayment.

Real Assets Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Real Estate Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Retirement I 2005 Fund—I Class At May 31, 2017, $202,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $342,000 remain subject to repayment.

Retirement I 2010 Fund—I Class At May 31, 2017, $222,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $356,000 remain subject to repayment.

Retirement I 2015 Fund—I Class At May 31, 2017, $209,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $339,000 remain subject to repayment.

Retirement I 2020 Fund—I Class At May 31, 2017, $169,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $256,000 remain subject to repayment.

Retirement I 2025 Fund—I Class At May 31, 2017, $166,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $273,000 remain subject to repayment.

Retirement I 2030 Fund—I Class At May 31, 2017, $157,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $239,000 remain subject to repayment.

Retirement I 2035 Fund—I Class At May 31, 2017, $193,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $310,000 remain subject to repayment.

Retirement I 2040 Fund—I Class At May 31, 2017, $188,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $286,000 remain subject to repayment.

Retirement I 2045 Fund—I Class At May 31, 2017, $219,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $346,000 remain subject to repayment.

Retirement I 2050 Fund—I Class At May 31, 2017, $230,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $354,000 remain subject to repayment.

Retirement I 2055 Fund—I Class At May 31, 2017, $231,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $369,000 remain subject to repayment.

Retirement I 2060 Fund—I Class At May 31, 2017, $232,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $373,000 remain subject to repayment.

Retirement Balanced I Fund—I Class At May 31, 2017, $205,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $349,000 remain subject to repayment.

Retirement Income 2020 Fund At December 31, 2017, expenses in the amount of $117,000 were waived/paid by the manager and remain subject to repayment.

Science & Technology Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Short-Term Bond Fund—I Class At May 31, 2017, the class operated below its expense limitation.

Small-Cap Index Fund and Small-Cap Index Fund—I Class At December 31, 2017, $207,000 of expenses were waived/paid by the manager and remain subject to repayment. Including this amount, expenses previously waived/paid by the manager in the amount of $465,000 remain subject to repayment.

Small-Cap Stock Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Small-Cap Value Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Target 2005 Fund, Target 2005 Fund—Advisor Class, and Target 2005 Fund—I Class At May 31, 2017, $228,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $288,000 remain subject to repayment.

Target 2010 Fund, Target 2010 Fund—Advisor Class, and Target 2010 Fund—I Class At May 31, 2017, $212,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $271,000 remain subject to repayment.

Target 2015 Fund, Target 2015 Fund—Advisor Class, and Target 2015 Fund—I Class At May 31, 2017, $167,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $204,000 remain subject to repayment.

Target 2020 Fund, Target 2020 Fund—Advisor Class, and Target 2020 Fund—I Class At May 31, 2017, $145,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $201,000 remain subject to repayment.

Target 2025 Fund, Target 2025 Fund—Advisor Class, and Target 2025 Fund—I Class At May 31, 2017, $191,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $263,000 remain subject to repayment.

Target 2030 Fund, Target 2030 Fund—Advisor Class, and Target 2030 Fund—I Class At May 31, 2017, $231,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $317,000 remain subject to repayment.

Target 2035 Fund, Target 2035 Fund—Advisor Class, and Target 2035 Fund—I Class At May 31, 2017, $276,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $361,000 remain subject to repayment.

Target 2040 Fund, Target 2040 Fund—Advisor Class, and Target 2040 Fund—I Class At May 31, 2017, $278,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $364,000 remain subject to repayment.

Target 2045 Fund, Target 2045 Fund—Advisor Class, and Target 2045 Fund—I Class At May 31, 2017, $285,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $368,000 remain subject to repayment.

Target 2050 Fund, Target 2050 Fund—Advisor Class, and Target 2050 Fund—I Class At May 31, 2017, $299,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $376,000 remain subject to repayment.

Target 2055 Fund, Target 2055 Fund—Advisor Class, and Target 2055 Fund—I Class At May 31, 2017, $307,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $385,000 remain subject to repayment.

Target 2060 Fund, Target 2060 Fund—Advisor Class, and Target 2060 Fund—I Class At May 31, 2017, $281,000 of expenses were paid by the manager. Including these amounts, expenses previously paid by the manager in the amount of $353,000 remain subject to repayment.

Tax-Free High Yield Fund—I Class At February 28, 2017, the class operated below its expense limitation.

Tax-Free Short-Intermediate Fund—Advisor Class and Tax-Free Short-Intermediate Fund—I Class At February 28, 2017, expenses in the amount of $2,000 were repaid to the manager, and there were no amounts subject to repayment. At February 28, 2017, the I Class operated below its expense limitation.

Total Return Fund, Total Return Fund—Advisor Class, and Total Return Fund—I Class At May 31, 2017, expenses in the amount of $187,000 were waived/paid by the manager and remain subject to repayment.

U.S. High Yield Fund, U.S. High Yield Fund—Advisor Class, and U.S. High Yield Fund—I Class At May 31, 2017, $64,000 of expenses were waived/paid by the manager and remain subject to repayment. Certain costs in the amount of $37,000 associated with the tax-free reorganization of the Henderson High Yield Opportunities Fund into the T. Rowe Price U.S. High Yield Fund were reimbursed by T. Rowe Price immediately following the reorganization and are not subject to repayment. HGINA waived management fees for the Henderson High Yield Opportunities Fund in the amount of $77,000 and $92,000 during the period ended May 31, 2017, and the year ended July 31, 2016, respectively.

U.S. Large-Cap Core Fund—Advisor Class and U.S. Large-Cap Core Fund—I Class At December 31, 2017, expenses in the amount of $160,000 were waived/paid by the manager and remain subject to repayment.

U.S. Treasury Intermediate Fund—I Class At May 31, 2017, expenses in the amount of $12,000 were waived/paid by the manager and remain subject to reimbursement.

U.S. Treasury Long-Term Fund—I Class At May 31, 2017, expenses in the amount of $8,000 were waived/paid by the manager and remain subject to reimbursement.

U.S. Treasury Money Fund—I Class At May 31, 2017, expenses in the amount of $4,000 were waived/paid by the manager and remain subject to reimbursement.

Ultra Short-Term Bond Fund At May 31, 2017, expenses in the amount of $375,000 were waived/paid by the manager. Including these amounts, expenses previously waived/paid by the manager in the amount of $1,365,000 remain subject to repayment.

Value Fund—I Class At December 31, 2017, the class operated below its expense limitation.

Management Related Services

In addition to the management fee, the funds (other than the Single-Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. Pursuant to an agreement between the Price Funds and Services, the fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

Pursuant to an agreement between applicable Price Funds and RPS, the fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

Pursuant to an agreement between T. Rowe Price and BNY Mellon, BNY Mellon provides a variety of non-discretionary portfolio accounting and investment operations functions, including but not limited to trade support, security pricing unrelated to fair valuation, and non-discretionary aspects of corporate actions, and collateral management functions, to T. Rowe Price for the Price Funds. The fees paid by T. Rowe Price to BNYM under this agreement are based on a combination of flat, asset based, and transaction fees.

T. Rowe Price, under a separate agreement with the Price Funds, provides accounting services to the funds. Prior to August 1, 2015, all accounting services for the Price Funds were generally provided by T. Rowe Price. Beginning August 1, 2015, certain accounting services are provided to the Price Funds by T. Rowe Price and certain accounting services are provided to the Price Funds by BNYM, subject to the oversight of T. Rowe Price. The following table shows the fees paid by the funds for accounting services during the fiscal years indicated.

Fund	Fiscal Year Ended
	2/28/17*	2/29/16*	2/28/15*
California Tax-Free Bond Fund	$74,000	$70,000	$95,000
California Tax-Free Bond Fund—I Class	(a)	(a)	(a)
California Tax-Free Money Fund	74,000	70,000	95,000
California Tax-Free Money Fund—I Class	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	—	—	—
Georgia Tax-Free Bond Fund	74,000	70,000	95,000
Georgia Tax-Free Bond Fund—I Class	(a)	(a)	(a)
High Yield Multi-Sector Account Portfolio	—	—	—
Intermediate Tax-Free High Yield Fund	71,000	98,000	100,000
Intermediate Tax-Free High Yield Fund—Advisor Class	1,000	3,000	2,000
Intermediate Tax-Free High Yield Fund—I Class	(a)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	—	—	—
Maryland Short-Term Tax-Free Bond Fund	74,000	70,000	95,000
Maryland Short-Term Tax-Free Bond Fund—I Class	(a)	(a)	(a)
Maryland Tax-Free Bond Fund	74,000	70,000	95,000
Maryland Tax-Free Bond Fund—I Class	(a)	(a)	(a)
Maryland Tax-Free Money Fund	74,000	70,000	95,000
Maryland Tax-Free Money Fund—I Class	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	—	—
New Jersey Tax-Free Bond Fund	74,000	70,000	95,000
New Jersey Tax-Free Bond Fund—I Class	(a)	(a)	(a)
New York Tax-Free Bond Fund	74,000	70,000	95,000
New York Tax-Free Bond Fund—I Class	(a)	(a)	(a)
New York Tax-Free Money Fund	74,000	70,000	95,000
New York Tax-Free Money Fund—I Class	(a)	(a)	(a)
Tax-Efficient Equity Fund	74,000	70,000	95,000
Tax-Efficient Equity Fund—I Class	(a)	(a)	(a)
Tax-Exempt Money Fund	74,000	81,000	120,000
Tax-Exempt Money Fund—I Class	(a)	(a)	(a)

Fund	Fiscal Year Ended
	2/28/17*	2/29/16*	2/28/15*
Tax-Free High Yield Fund	70,000	101,000	169,000
Tax-Free High Yield Fund—Advisor Class	5,000	(b)	(b)
Tax-Free High Yield Fund—I Class	(b)	(a)	(a)
Tax-Free Income Fund	57,000	66,000	100,000
Tax-Free Income Fund—I Class	(a)	(a)	(a)
Tax-Free Income Fund—Advisor Class	14,000	25,000	45,000
Tax-Free Short-Intermediate Fund	74,000	80,000	120,000
Tax-Free Short-Intermediate Fund—Advisor Class	(b)	(b)	(b)
Tax-Free Short-Intermediate Fund—I Class	(a)	(a)	(a)
Virginia Tax-Free Bond Fund	74,000	70,000	95,000
Virginia Tax-Free Bond Fund—I Class	(a)	(a)	(a)

* Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Corporate Income Fund	$159,000	$62,000	$120,000
Corporate Income Fund—I Class	6,000	(b)	(a)
Credit Opportunities Fund	162,000	77,000	208,000
Credit Opportunities Fund—Advisor Class	1,000	(b)	2,000
Credit Opportunities Fund—I Class	(b)	(a)	(a)
Floating Rate Fund	153,000	68,000	163,000
Floating Rate Fund—Advisor Class	11,000	3,000	7,000
Floating Rate Fund—I Class	(b)	(a)	(a)
Global Multi-Sector Bond Fund	148,000	76,000	208,000
Global Multi-Sector Bond Fund—Advisor Class	8,000	2,000	2,000
Global Multi-Sector Bond Fund—I Class	8,000	(b)	(a)
GNMA Fund	166,000	62,000	120,000
GNMA Fund—I Class	0	(a)	(a)
Government Money Fund	179,000	62,000	120,000
Government Money Fund—I Class	0	(a)	(a)
Government Reserve Fund	201,000	62,000	120,000
High Yield Fund	143,000	68,000	188,000
High Yield Fund—Advisor Class	1,000	6,000	22,000
High Yield Fund—I Class	39,000	3,000	(a)
Inflation Protected Bond Fund	155,000	67,000	145,000
Inflation Protected Bond Fund—I Class	9,000	(b)	(a)
Institutional Cash Reserves Fund	273,000	(a)	(a)

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Institutional Core Plus Fund	164,000	77,000	210,000
Institutional Credit Opportunities Fund	163,000	73,000	185,000
Institutional Floating Rate Fund	144,000	55,000	134,000
Institutional Floating Rate Fund—F Class	28,000	16,000	36,000
Institutional Global Multi-Sector Bond Fund	163,000	67,000	145,000
Institutional High Yield Fund	167,000	73,000	185,000
Institutional Long Duration Credit Fund	163,000	62,000	120,000
Limited Duration Inflation Focused Bond Fund	170,000	66,000	145,000
Limited Duration Inflation Focused Bond Fund—I Class	8,000	(b)	(a)
New Income Fund	208,000	81,000	235,000
New Income Fund—Advisor Class	(b)	(b)	(b)
New Income Fund—I Class	17,000	(b)	(a)
New Income Fund—R Class	(b)	(b)	(b)
Personal Strategy Balanced Fund	165,000	73,000	185,000
Personal Strategy Balanced Fund—I Class	3,000	(b)	(a)
Personal Strategy Growth Fund	164,000	73,000	185,000
Personal Strategy Growth Fund—I Class	3,000	(b)	(a)
Personal Strategy Income Fund	164,000	73,000	185,000
Personal Strategy Income Fund—I Class	3,000	(b)	(a)
Retirement 2005 Fund	(c)	(c)	(c)
Retirement 2005 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2005 Fund—R Class	(c)	(c)	(c)
Retirement 2010 Fund	(c)	(c)	(c)
Retirement 2010 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund—R Class	(c)	(c)	(c)
Retirement 2015 Fund	(c)	(c)	(c)
Retirement 2015 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund—R Class	(c)	(c)	(c)
Retirement 2020 Fund	(c)	(c)	(c)
Retirement 2020 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund—R Class	(c)	(c)	(c)
Retirement 2025 Fund	(c)	(c)	(c)
Retirement 2025 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund—R Class	(c)	(c)	(c)
Retirement 2030 Fund	(c)	(c)	(c)
Retirement 2030 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund—R Class	(c)	(c)	(c)
Retirement 2035 Fund	(c)	(c)	(c)
Retirement 2035 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund—R Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Retirement 2040 Fund	(c)	(c)	(c)
Retirement 2040 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund—R Class	(c)	(c)	(c)
Retirement 2045 Fund	(c)	(c)	(c)
Retirement 2045 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund—R Class	(c)	(c)	(c)
Retirement 2050 Fund	(c)	(c)	(c)
Retirement 2050 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund—R Class	(c)	(c)	(c)
Retirement 2055 Fund	(c)	(c)	(c)
Retirement 2055 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund—R Class	(c)	(c)	(c)
Retirement 2060 Fund	(c)	(c)	(c)
Retirement 2060 Fund—Advisor Class	(c)	(c)	(c)
Retirement 2060 Fund—R Class	(c)	(c)	(c)
Retirement Balanced Fund	(c)	(c)	(c)
Retirement Balanced Fund—Advisor Class	(c)	(c)	(c)
Retirement Balanced Fund—R Class	(c)	(c)	(c)
Retirement I 2005 Fund—I Class	(c)	(c)	(a)
Retirement I 2010 Fund—I Class	(c)	(c)	(a)
Retirement I 2015 Fund—I Class	(c)	(c)	(a)
Retirement I 2020 Fund—I Class	(c)	(c)	(a)
Retirement I 2025 Fund—I Class	(c)	(c)	(a)
Retirement I 2030 Fund—I Class	(c)	(c)	(a)
Retirement I 2035 Fund—I Class	(c)	(c)	(a)
Retirement I 2040 Fund—I Class	(c)	(c)	(a)
Retirement I 2045 Fund—I Class	(c)	(c)	(a)
Retirement I 2050 Fund—I Class	(c)	(c)	(a)
Retirement I 2055 Fund—I Class	(c)	(c)	(a)
Retirement I 2060 Fund—I Class	(c)	(c)	(a)
Retirement Balanced I Fund—I Class	(c)	(c)	(a)
Short-Term Fund	170,000	73,000	185,000
Short-Term Bond Fund	147,000	69,000	166,000
Short-Term Bond Fund—Advisor Class	3,000	1,000	4,000
Short-Term Bond Fund—I Class	25,000	(b)	(a)
Short-Term Government Fund	(a)	(a)	(a)
Target 2005 Fund	(c)	(c)	(c)
Target 2005 Fund—Advisor Class	(c)	(c)	(c)
Target 2005 Fund—I Class	(c)	(c)	(a)
Target 2010 Fund	(c)	(c)	(c)
Target 2010 Fund—Advisor Class	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
Target 2010 Fund—I Class	(c)	(c)	(a)
Target 2015 Fund	(c)	(c)	(c)
Target 2015 Fund—Advisor Class	(c)	(c)	(c)
Target 2015 Fund—I Class	(c)	(c)	(a)
Target 2020 Fund	(c)	(c)	(c)
Target 2020 Fund—Advisor Class	(c)	(c)	(c)
Target 2020 Fund—I Class	(c)	(c)	(a)
Target 2025 Fund	(c)	(c)	(c)
Target 2025 Fund—Advisor Class	(c)	(c)	(c)
Target 2025 Fund—I Class	(c)	(c)	(a)
Target 2030 Fund	(c)	(c)	(c)
Target 2030 Fund—Advisor Class	(c)	(c)	(c)
Target 2030 Fund—I Class	(c)	(c)	(a)
Target 2035 Fund	(c)	(c)	(c)
Target 2035 Fund—Advisor Class	(c)	(c)	(c)
Target 2035 Fund—I Class	(c)	(c)	(a)
Target 2040 Fund	(c)	(c)	(c)
Target 2040 Fund—Advisor Class	(c)	(c)	(c)
Target 2040 Fund—I Class	(c)	(c)	(a)
Target 2045 Fund	(c)	(c)	(c)
Target 2045 Fund—Advisor Class	(c)	(c)	(c)
Target 2045 Fund—I Class	(c)	(c)	(a)
Target 2050 Fund	(c)	(c)	(c)
Target 2050 Fund—Advisor Class	(c)	(c)	(c)
Target 2050 Fund—I Class	(c)	(c)	(a)
Target 2055 Fund	(c)	(c)	(c)
Target 2055 Fund—Advisor Class	(c)	(c)	(c)
Target 2055 Fund—I Class	(c)	(c)	(a)
Target 2060 Fund	(c)	(c)	(c)
Target 2060 Fund—Advisor Class	(c)	(c)	(c)
Target 2060 Fund—I Class	(c)	(c)	(a)
Total Return Fund	91,000	(a)	(a)
Total Return Fund—Advisor Class	(b)	(a)	(a)
Total Return Fund—I Class	(b)	(a)	(a)
Treasury Reserve Fund	169,000	58,000	95,000
U.S. High Yield Fund	(b)	(a)	(a)
U.S. High Yield—Advisor Class	2,000	(a)	(a)
U.S. High Yield—I Class	4,000	(a)	(a)
U.S. Treasury Intermediate Fund	164,000	58,000	95,000
U.S. Treasury Intermediate Fund—I Class	0	(a)	(a)
U.S. Treasury Long-Term Fund	164,000	58,000	95,000

Fund	Fiscal Year Ended
	5/31/17*	5/31/16**	5/31/15**
U.S. Treasury Long-Term Fund—I Class	0	(a)	(a)
U.S. Treasury Money Fund	171,000	58,000	95,000
U.S. Treasury Money Fund—I Class	0	(a)	(a)
Ultra Short-Term Bond Fund	164,000	58,000	95,000
Ultra Short-Term Bond Fund—I Class	(a)	(a)	(a)

* Reflects fees paid by the fund to T. Rowe Price and BNYM for accounting services.

** Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/17*	10/31/16*	10/31/15*
Africa & Middle East Fund	$158,000	$60,000	$153,000
Africa & Middle East Fund—I Class	1,000	(a)	(a)
Asia Opportunities Fund	155,000	59,000	141,000
Asia Opportunities Fund—Advisor Class	1,000	(b)	1,000
Asia Opportunities Fund—I Class	2,000	(a)	(a)
Cash Reserves Fund	165,000	60,000	105,000
Emerging Europe Fund	158,000	60,000	105,000
Emerging Europe Fund—I Class	1,000	(a)	(a)
Emerging Markets Stock Fund	151,000	55,000	153,000
Emerging Markets Stock Fund—I Class	36,000	5,000	(b)
Emerging Markets Value Stock Fund	160,000	58,000	7,000
Emerging Markets Value Stock Fund—Advisor Class	2,000	(b)	(b)
Emerging Markets Value Stock Fund—I Class	1,000	(a)	(a)
European Stock Fund	162,000	60,000	105,000
European Stock Fund—I Class	(b)	(a)	(a)
Global Allocation Fund	142,000	57,000	167,000
Global Allocation Fund—Advisor Class	5,000	2,000	5,000
Global Allocation Fund—I Class	12,000	(b)	(a)
Global Growth Stock Fund	154,000	59,000	122,000
Global Growth Stock Fund—Advisor Class	2,000	(b)	1,000
Global Growth Stock Fund—I Class	2,000	(a)	(a)
Global Stock Fund	158,000	60,000	123,000
Global Stock Fund—Advisor Class	1,000	(b)	(b)
Global Stock Fund—I Class	1,000	(a)	(a)
Institutional Africa & Middle East Fund	159,000	60,000	153,000
Institutional Emerging Markets Equity Fund	163,000	60,000	123,000

Fund	Fiscal Year Ended
	10/31/17*	10/31/16*	10/31/15*
Institutional Frontier Markets Equity Fund	159,000	60,000	123,000
Institutional Global Focused Growth Equity Fund	159,000	60,000	105,000
Institutional Global Growth Equity Fund	160,000	60,000	105,000
Institutional Global Value Equity Fund	159,000	60,000	123,000
Institutional International Concentrated Equity Fund	160,000	60,000	105,000
Institutional International Core Equity Fund	159,000	60,000	105,000
Institutional International Growth Equity Fund	159,000	60,000	105,000
International Concentrated Equity Fund	141,000	57,000	119,000
International Concentrated Equity Fund—Advisor Class	15,000	3,000	5,000
International Concentrated Equity Fund—I Class	3,000	(a)	(a)
International Discovery Fund	116,000	49,000	123,000
International Discovery Fund—I Class	61,000	11,000	(a)
International Equity Index Fund	160,000	60,000	153,000
International Stock Fund	176,000	53,000	135,000
International Stock Fund—Advisor Class	3,000	3,000	7,000
International Stock Fund—I Class	30,000	4,000	(b)
International Stock Fund—R Class	(b)	(b)	(b)
International Value Equity Fund	181,000	57,000	139,000
International Value Equity Fund—Advisor Class	3,000	(b)	2,000
International Value Equity Fund—I Class	14,000	2,000	(b)
International Value Equity Fund—R Class	1,000	(b)	(b)
Japan Fund	160,000	60,000	86,000
Japan Fund—I Class	(b)	(a)	(a)
Latin America Fund	160,000	60,000	105,000
Latin America Fund—I Class	1,000	(a)	(a)
Multi-Strategy Total Return Fund	(a)	(a)	(a)
Multi-Strategy Total Return Fund—Advisor Class	(a)	(a)	(a)
Multi-Strategy Total Return Fund—I Class	(a)	(a)	(a)
New Asia Fund	154,000	59,000	123,000
New Asia Fund—I Class	13,000	(b)	(a)
Overseas Stock Fund	166,00	58,000	123,000
Overseas Stock Fund—Advisor Class	(b)	(b)	(b)
Overseas Stock Fund—I Class	38,000	2,000	(b)
Summit Municipal Income Fund	162,000	60,000	105,000
Summit Municipal Income Fund—Advisor Class	1,000	(b)	(b)
Summit Municipal Intermediate Fund	173,000	60,000	105,000
Summit Municipal Intermediate Fund—Advisor Class	(b)	(b)	(b)
Summit Municipal Money Market Fund	159,000	60,000	105,000
U.S. Bond Enhanced Index Fund	161,000	60,000	105,000

* Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/17*	12/31/16*	12/31/15*
Balanced Fund	$161,000	$65,000	$130,000
Balanced Fund—I Class	9,000	2,000	(a)
Blue Chip Growth Fund	218,000	55,000	95,000
Blue Chip Growth Fund—Advisor Class	24,000	6,000	10,000
Blue Chip Growth Fund—I Class	42,000	5,000	(a)
Blue Chip Growth Fund—R Class	5,000	1,000	2,000
Capital Appreciation Fund	227,000	62,000	138,000
Capital Appreciation Fund—Advisor Class	11,000	3,000	7,000
Capital Appreciation Fund—I Class	16,000	2,000	(a)
Capital Appreciation & Income Fund	(a)	(a)	(a)
Capital Appreciation & Income Fund—Advisor Class	(a)	(a)	(a)
Capital Appreciation & Income Fund—I Class	(a)	(a)	(a)
Capital Opportunity Fund	144,000	64,000	118,000
Capital Opportunity Fund—Advisor Class	5,000	3,000	2,000
Capital Opportunity Fund—I Class	7,000	(b)	(a)
Capital Opportunity Fund—R Class	2,000	1,000	2,000
Communications & Technology Fund	168,000	67,000	93,000
Communications & Technology Fund—I Class	4,000	1,000	(a)
Diversified Mid-Cap Growth Fund	159,000	67,000	78,000
Diversified Mid-Cap Growth Fund—I Class	1,000	(a)	(a)
Dividend Growth Fund	137,000	57,000	88,000
Dividend Growth Fund—Advisor Class	9,000	4,000	5,000
Dividend Growth Fund—I Class	39,000	6,000	(a)
Dynamic Global Bond Fund	37,000	41,000	129,000
Dynamic Global Bond Fund—Advisor Class	1,000	2,000	4,000
Dynamic Global Bond Fund—I Class	121,000	24,000	(b)
Emerging Markets Bond Fund	148,000	65,000	130,000
Emerging Markets Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Bond Fund—I Class	32,000	2,000	(b)
Emerging Markets Corporate Bond Fund	143,000	63,000	121,000
Emerging Markets Corporate Bond Fund—Advisor Class	4,000	1,000	(b)
Emerging Markets Corporate Bond Fund—I Class	10,000	3,000	(a)
Emerging Markets Corporate Multi-Sector Account Portfolio	—	—	—
Emerging Markets Local Currency Bond Fund	153,000	66,000	145,000

Fund	Fiscal Year Ended
	12/31/17*	12/31/16*	12/31/15*
Emerging Markets Local Currency Bond Fund—Advisor Class	(b)	(b)	(b)
Emerging Markets Local Currency Bond Fund—I Class	5,000	1,000	(a)
Emerging Markets Local Multi-Sector Account Portfolio	—	—	—
Equity Income Fund	187,000	58,000	102,000
Equity Income Fund—Advisor Class	5,000	2,000	4,000
Equity Income Fund—I Class	40,000	7,000	(a)
Equity Income Fund—R Class	1,000	(b)	1,000
Equity Index 500 Fund	240,000	65,000	107,000
Equity Index 500 Fund—I Class	17,000	2,000	(b)
Extended Equity Market Index Fund	160,000	67,000	107,000
Financial Services Fund	159,000	67,000	78,000
Financial Services Fund—I Class	1,000	(b)	(a)
Global Consumer Fund	174,000	44,000	(a)
Global High Income Bond Fund	114,000	61,000	128,000
Global High Income Bond Fund—Advisor Class	4,000	2,000	5,000
Global High Income Bond Fund—I Class	39,000	5,000	(b)
Global Industrials Fund	154,000	67,000	107,000
Global Industrials Fund—I Class	4,000	(a)	(a)
Global Real Estate Fund	134,000	58,000	128,000
Global Real Estate Fund—Advisor Class	21,000	9,000	17,000
Global Real Estate Fund—I Class	3,000	(b)	(a)
Global Technology Fund	170,000	67,000	93,000
Global Technology Fund—I Class	3,000	(b)	(a)
Growth & Income Fund	163,000	67,000	78,000
Growth & Income Fund—I Class	(b)	(b)	(a)
Growth Stock Fund	258,000	56,000	109,000
Growth Stock Fund—Advisor Class	21,000	5,000	10,000
Growth Stock Fund—I Class	43,000	5,000	(b)
Growth Stock Fund—R Class	6,000	1,000	3,000
Health Sciences Fund	188,000	66,000	107,000
Health Sciences Fund—I Class	7,000	1,000	(a)
Institutional Emerging Markets Bond Fund	158,000	67,000	107,000
Institutional International Bond Fund	158,000	67,000	107,000
Institutional Large-Cap Core Growth Fund	167,000	67,000	78,000
Institutional Large-Cap Growth Fund	205,000	67,000	78,000
Institutional Large-Cap Value Fund	169,000	67,000	78,000
Institutional Mid-Cap Equity Growth Fund	179,000	67,000	78,000
Institutional Small-Cap Stock Fund	170,000	67,000	78,000
Institutional U.S. Structured Research Fund	159,000	67,000	93,000

Fund	Fiscal Year Ended
	12/31/17*	12/31/16*	12/31/15*
International Bond Fund	150,000	61,000	121,000
International Bond Fund—Advisor Class	(b)	(b)	(b)
International Bond Fund—I Class	24,000	6,000	(b)
International Bond Fund (USD Hedged)	47,000	(a)	(a)
International Bond Fund (USD Hedged)—Advisor Class	(b)	(a)	(a)
International Bond Fund (USD Hedged)—I Class	3,000	(a)	(a)
Mid-Cap Growth Fund	213,000	60,000	101,000
Mid-Cap Growth Fund—Advisor Class	9,000	3,000	5,000
Mid-Cap Growth Fund—I Class	28,000	4,000	(b)
Mid-Cap Growth Fund—R Class	1,000	(b)	1,000
Mid-Cap Index Fund	155,000	60,000	6,000
Mid-Cap Index Fund—I Class	8,000	3,000	(b)
Mid-Cap Value Fund	166,000	59,000	99,000
Mid-Cap Value Fund—Advisor Class	6,000	2,000	5,000
Mid-Cap Value Fund—I Class	28,000	4,000	(b)
Mid-Cap Value Fund—R Class	3,000	1,000	3,000
New America Growth Fund	141,000	59,000	83,000
New America Growth Fund—Advisor Class	14,000	6,000	10,000
New America Growth Fund—I Class	16,000	2,000	(a)
New Era Fund	122,000	57,000	78,000
New Era Fund—I Class	48,000	10,000	(a)
New Horizons Fund	192,000	62,000	92,000
New Horizons Fund—I Class	32,000	6,000	(b)
QM Global Equity Fund	166,000	50,000	(a)
QM Global Equity Fund—Advisor Class	3,000	1,000	(a)
QM Global Equity Fund—I Class	4,000	1,000	(a)
QM U.S. Small & Mid-Cap Core Equity Fund	167,000	57,000	(a)
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	2,000	1,000	(a)
QM U.S. Small & Mid-Cap Core Equity Fund—I Class	2,000	1,000	(a)
QM U.S. Small-Cap Growth Equity Fund	138,000	63,000	78,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	(b)	(b)	(a)
QM U.S. Small-Cap Growth Equity Fund—I Class	33,000	4,000	(a)
QM U.S. Value Equity Fund	163,000	56,000	(a)
QM U.S. Value Equity Fund—Advisor Class	3,000	2,000	(a)
QM U.S. Value Equity Fund—I Class	5,000	2,000	(a)
Real Assets Fund	149,000	63,000	130,000
Real Assets Fund—I Class	20,000	4,000	(b)
Real Estate Fund	152,000	61,000	115,000

Fund	Fiscal Year Ended
	12/31/17*	12/31/16*	12/31/15*
Real Estate Fund—Advisor Class	8,000	5,000	7,000
Real Estate Fund—I Class	19,000	1,000	(a)
Retirement Income 2020 Fund	70,000	(a)	(a)
Science & Technology Fund	145,000	57,000	94,000
Science & Technology Fund—Advisor Class	23,000	9,000	14,000
Science & Technology Fund—I Class	5,000	1,000	(a)
Small-Cap Index Fund	155,000	60,000	6,000
Small-Cap Index Fund—I Class	8,000	3,000	(b)
Small-Cap Stock Fund	167,000	63,000	89,000
Small-Cap Stock Fund—Advisor Class	5,000	2,000	4,000
Small-Cap Stock Fund—I Class	17,000	2,000	(b)
Small-Cap Value Fund	155,000	59,000	108,000
Small-Cap Value Fund—Advisor Class	15,000	5,000	14,000
Small-Cap Value Fund—I Class	21,000	3,000	(b)
Spectrum Growth Fund	(c)	(c)	(c)
Spectrum Income Fund	(c)	(c)	(c)
Spectrum International Fund	(c)	(c)	(c)
Total Equity Market Index Fund	163,000	67,000	107,000
U.S. Large-Cap Core Fund	146,000	60,000	90,000
U.S. Large-Cap Core Fund—Advisor Class	12,000	7,000	(a)
U.S. Large-Cap Core Fund—I Class	1,000	(b)	3,000
Value Fund	212,000	63,000	90,000
Value Fund—Advisor Class	5,000	2,000	3,000
Value Fund—I Class	24,000	3,000	(b)

* Reflects fees paid by the fund to T. Rowe Price for accounting services.

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

With respect to the U.S. High Yield Fund, the Henderson High Yield Opportunities Fund (the fund’s predecessor fund) paid its administrator an administration fee that varied based on a percentage of the average net assets of the predecessor fund, pursuant to an administration agreement between the predecessor fund and its administrator. The predecessor fund paid its administrator $7,052 and $6,609 for the fiscal years ended July 31, 2016, and July 31, 2015, respectively.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under Section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including the Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, High Yield, International Bond, International Equity Index, International Stock, International Value Equity, Limited Duration Inflation Focused Bond, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Total Equity Market Index,

U.S. Bond Enhanced Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the Section 529 college savings plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under “Related Party Transactions.”

THIRD-PARTY ARRANGEMENTS

Administrative Fee Payments

The Price Funds (other than I Class shares; Institutional Funds, except for their F Class shares; Mid-Cap Index Fund; Multi-Sector Account Portfolios; Small-Cap Index Fund; and TRP Reserve Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments to financial intermediaries for services provided on behalf of the funds. Under the AFP program, payments by a fund (of up to 0.15% of its average daily net assets per year) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers which maintain omnibus accounts with the Funds for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Beginning in 2018, the Price Funds will generally pay $10 per account up to a maximum of 15 basis points for financial intermediaries that continue to maintain Price Fund assets in client-level networked accounts. Under the AFP program, the funds paid the amounts set forth below in calendar year 2017.

Fund	Payment
Africa & Middle East Fund	$52,551
Asia Opportunities Fund	8,283
Balanced Fund	1,360,598
Blue Chip Growth Fund	25,773,076
California Tax-Free Bond Fund	338,812
California Tax-Free Money Fund	126
Capital Appreciation Fund	18,532,712
Capital Appreciation & Income Fund	(a)
Capital Opportunity Fund	393,065
Cash Reserves Fund	26,840
Communications & Technology Fund	1,739,849
Corporate Income Fund	114,955
Credit Opportunities Fund	2,681
Diversified Mid-Cap Growth Fund	382,297
Dividend Growth Fund	5,007,888
Dynamic Global Bond Fund	3,921
Emerging Europe Fund	49,229
Emerging Markets Bond Fund	851,088
Emerging Markets Corporate Bond Fund	16,414
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)

Fund	Payment
Emerging Markets Local Currency Bond Fund	39,221
Emerging Markets Local Multi-Sector Account Portfolio	(b)
Emerging Markets Stock Fund	2,429,746
Emerging Markets Value Stock Fund	1,728
Equity Income Fund	8,323,926
Equity Index 500 Fund	1,448,379
European Stock Fund	443,792
Extended Equity Market Index Fund	293,546
Financial Services Fund	329,336
Floating Rate Fund	330,522
Floating Rate Multi-Sector Account Portfolio	(b)
Georgia Tax-Free Bond Fund	226,227
Global Allocation Fund	142,666
Global Consumer Fund	608
Global Growth Stock Fund	22,758
Global High Income Bond Fund	11,417
Global Industrials Fund	1,407
Global Multi-Sector Bond Fund	214,892
Global Real Estate Fund	98,408
Global Stock Fund	413,698
Global Technology Fund	4,149,482
GNMA Fund	154,873
Government Money Fund	98,165
Government Reserve Fund	(b)
Growth & Income Fund	301,725
Growth Stock Fund	17,258,641
Health Sciences Fund	6,555,946
High Yield Fund	1,270,523
High Yield Multi-Sector Account Portfolio	(b)
Inflation Protected Bond Fund	160,942
Institutional Africa & Middle East Fund	(b)
Institutional Cash Reserves Fund	(b)
Institutional Core Plus Fund	(b)
Institutional Credit Opportunities Fund	(b)
Institutional Emerging Markets Bond Fund	(b)
Institutional Emerging Markets Equity Fund	(b)
Institutional Floating Rate Fund	(b)
Institutional Floating Rate Fund—F Class	608,282
Institutional Frontier Markets Equity Fund	(b)
Institutional Global Focused Growth Equity Fund	(b)
Institutional Global Growth Equity Fund	(b)

Fund	Payment
Institutional Global Multi-Sector Bond Fund	(b)
Institutional Global Value Equity Fund	(b)
Institutional High Yield Fund	(b)
Institutional International Bond Fund	(b)
Institutional International Concentrated Equity Fund	(b)
Institutional International Core Equity Fund	(b)
Institutional International Growth Equity Fund	(b)
Institutional Large-Cap Core Growth Fund	(b)
Institutional Large-Cap Growth Fund	(b)
Institutional Large-Cap Value Fund	(b)
Institutional Long Duration Credit Fund	(b)
Institutional Mid-Cap Equity Growth Fund	(b)
Institutional Small-Cap Stock Fund	(b)
Institutional U.S. Structured Research Fund	(b)
Intermediate Tax-Free High Yield Fund	9,860
International Bond Fund	365,427
International Bond Fund (USD Hedged)	120
International Concentrated Equity Fund	17,693
International Discovery Fund	3,038,679
International Equity Index Fund	192,039
International Stock Fund	878,607
International Value Equity Fund	771,425
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)
Japan Fund	230,268
Latin America Fund	221,532
Limited Duration Inflation Focused Bond Fund	1,074
Maryland Short-Term Tax-Free Bond Fund	58,643
Maryland Tax-Free Bond Fund	848,133
Maryland Tax-Free Money Fund	1,185
Mid-Cap Growth Fund	13,264,983
Mid-Cap Index Fund	(b)
Mid-Cap Value Fund	4,190,468
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)
Multi-Strategy Total Return Fund	(a)
New America Growth Fund	2,798,056
New Asia Fund	981,046
New Era Fund	1,121,617
New Horizons Fund	9,250,896
New Income Fund	990,560
New Jersey Tax-Free Bond Fund	230,906

Fund	Payment
New York Tax-Free Bond Fund	195,496
New York Tax-Free Money Fund	424
Overseas Stock Fund	643,967
Personal Strategy Balanced Fund	1,361,681
Personal Strategy Growth Fund	1,357,797
Personal Strategy Income Fund	789,006
QM Global Equity Fund	76
QM U.S. Small & Mid-Cap Core Equity Fund	6,192
QM U.S. Small-Cap Growth Equity Fund	3,748,525
QM U.S. Value Equity Fund	519
Real Assets Fund	35,371
Real Estate Fund	4,415,102
Retirement 2005 Fund	(c)
Retirement 2010 Fund	(c)
Retirement 2015 Fund	(c)
Retirement 2020 Fund	(c)
Retirement 2025 Fund	(c)
Retirement 2030 Fund	(c)
Retirement 2035 Fund	(c)
Retirement 2040 Fund	(c)
Retirement 2045 Fund	(c)
Retirement 2050 Fund	(c)
Retirement 2055 Fund	(c)
Retirement 2060 Fund	(c)
Retirement Balanced Fund	(c)
Retirement Income 2020 Fund	(c)
Science & Technology Fund	895,063
Short-Term Fund	(b)
Short-Term Bond Fund	1,605,995
Short-Term Government Fund	(a)
Small-Cap Index Fund	(b)
Small-Cap Stock Fund	3,447,525
Small-Cap Value Fund	2,581,419
Spectrum Growth Fund	(c)
Spectrum Income Fund	(c)
Spectrum International Fund	(c)
Summit Municipal Income Fund	1,408,914
Summit Municipal Intermediate Fund	5,919,577
Summit Municipal Money Market Fund	102
Target 2005 Fund	3,102
Target 2010 Fund	12,852
Target 2015 Fund	27,295

Fund	Payment
Target 2020 Fund	65,940
Target 2025 Fund	73,089
Target 2030 Fund	78,866
Target 2035 Fund	56,226
Target 2040 Fund	47,310
Target 2045 Fund	32,045
Target 2050 Fund	24,463
Target 2055 Fund	11,382
Target 2060 Fund	3,334
Tax-Efficient Equity Fund	55,412
Tax-Exempt Money Fund	9,141
Tax-Free High Yield Fund	3,161,984
Tax-Free Income Fund	818,284
Tax-Free Short-Intermediate Fund	1,520,876
Total Equity Market Index Fund	342,564
Total Return Fund	114
Treasury Reserve Fund	(b)
U.S. Bond Enhanced Index Fund	205,529
U.S. High Yield Fund	7,128
U.S. Large-Cap Core Fund	228,492
U.S. Treasury Intermediate Fund	116,239
U.S. Treasury Long-Term Fund	45,484
U.S. Treasury Money Fund	946,424
Ultra Short-Term Bond Fund	40,351
Value Fund	2,867,455
Virginia Tax-Free Bond Fund	658,650

(a) Prior to commencement of operations.

(b) Not eligible to participate in AFP program.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in calendar year 2017.

Fund	Payment
Asia Opportunities Fund—Advisor Class	$113
Blue Chip Growth Fund—Advisor Class	4,959,853
Blue Chip Growth Fund—R Class	1,011,468
Capital Appreciation Fund—Advisor Class	1,822,084
Capital Appreciation & Income Fund—Advisor	(a)

Fund	Payment
Class
Capital Opportunity Fund—Advisor Class	27,597
Capital Opportunity Fund—R Class	9,520
Credit Opportunities Fund—Advisor Class	110
Dividend Growth Fund—Advisor Class	542,189
Dynamic Global Bond Fund—Advisor Class	1,039
Emerging Markets Bond Fund—Advisor Class	1,211
Emerging Markets Corporate Bond Fund—Advisor Class	1,774
Emerging Markets Local Currency Bond Fund—Advisor Class	126
Emerging Markets Value Stock Fund—Advisor Class	32
Equity Income Fund—Advisor Class	697,925
Equity Income Fund—R Class	169,116
Floating Rate Fund—Advisor Class	104,566
Global Allocation Fund—Advisor Class	12,793
Global Growth Stock Fund—Advisor Class	1,685
Global High Income Bond Fund—Advisor Class	2,154
Global Multi-Sector Bond Fund—Advisor Class	34,372
Global Real Estate Fund—Advisor Class	41,517
Global Stock Fund—Advisor Class	12,708
Growth Stock Fund—Advisor Class	4,817,370
Growth Stock Fund—R Class	1,429,281
High Yield Fund—Advisor Class	87,963
Intermediate Tax-Free High Yield Fund—Advisor Class	449
International Bond Fund—Advisor Class	15,717
International Bond Fund (USD Hedged)—Advisor Class	0
International Concentrated Equity Fund—Advisor Class	2,373
International Stock Fund—Advisor Class	310,200
International Stock Fund—R Class	11,214
International Value Equity Fund—Advisor Class	323,089
International Value Equity Fund—R Class	98,303
Mid-Cap Growth Fund—Advisor Class	1,418,954
Mid-Cap Growth Fund—R Class	240,075
Mid-Cap Value Fund—Advisor Class	586,210
Mid-Cap Value Fund—R Class	324,349
Multi-Strategy Total Return Fund—Advisor Class	(a)
New America Growth Fund—Advisor Class	486,394
New Income Fund—Advisor Class	78,012
New Income Fund—R Class	9,980
Overseas Stock Fund—Advisor Class	3,404

Fund	Payment
QM Global Equity Fund—Advisor Class	0
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	40
QM U.S. Small-Cap Growth Equity—Advisor Class	19,448
QM U.S. Value Equity Fund—Advisor Class	0
Real Estate Fund—Advisor Class	409,930
Retirement 2005 Fund—Advisor Class	(b)
Retirement 2005 Fund—R Class	(b)
Retirement 2010 Fund—Advisor Class	(b)
Retirement 2010 Fund—R Class	(b)
Retirement 2015 Fund—Advisor Class	(b)
Retirement 2015 Fund—R Class	(b)
Retirement 2020 Fund—Advisor Class	(b)
Retirement 2020 Fund—R Class	(b)
Retirement 2025 Fund—Advisor Class	(b)
Retirement 2025 Fund—R Class	(b)
Retirement 2030 Fund—Advisor Class	(b)
Retirement 2030 Fund—R Class	(b)
Retirement 2035 Fund—Advisor Class	(b)
Retirement 2035 Fund—R Class	(b)
Retirement 2040 Fund—Advisor Class	(b)
Retirement 2040 Fund—R Class	(b)
Retirement 2045 Fund—Advisor Class	(b)
Retirement 2045 Fund—R Class	(b)
Retirement 2050 Fund—Advisor Class	(b)
Retirement 2050 Fund—R Class	(b)
Retirement 2055 Fund—Advisor Class	(b)
Retirement 2055 Fund—R Class	(b)
Retirement 2060 Fund—Advisor Class	(b)
Retirement 2060 Fund—R Class	(b)
Retirement Balanced Fund—Advisor Class	(b)
Retirement Balanced Fund—R Class	(b)
Science & Technology Fund—Advisor Class	963,895
Short-Term Bond Fund—Advisor Class	92,725
Small-Cap Stock Fund—Advisor Class	359,212
Small-Cap Value Fund—Advisor Class	1,130,136
Summit Municipal Income Fund—Advisor Class	8,739
Summit Municipal Intermediate Fund—Advisor Class	10,537
Target 2005 Fund—Advisor Class	1,801
Target 2010 Fund—Advisor Class	8,697
Target 2015 Fund—Advisor Class	7,969

Fund	Payment
Target 2020 Fund—Advisor Class	37,608
Target 2025 Fund—Advisor Class	19,291
Target 2030 Fund—Advisor Class	41,378
Target 2035 Fund—Advisor Class	16,704
Target 2040 Fund—Advisor Class	17,053
Target 2045 Fund—Advisor Class	11,728
Target 2050 Fund—Advisor Class	9,662
Target 2055 Fund—Advisor Class	5,565
Target 2060 Fund—Advisor Class	1,057
Tax-Free High Yield Fund—Advisor Class	898,066
Tax-Free Income Fund—Advisor Class	920,458
Tax-Free Short-Intermediate Fund—Advisor Class	17,556
Total Return Fund—Advisor Class	0
U.S. High Yield Fund—Advisor Class	11,721
U.S. Large-Cap Core Fund—Advisor Class	43,873
Value Fund—Advisor Class	745,875

(a) Prior to commencement of operations.

(b) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Additional Payments to Financial Intermediaries and Other Third Parties (All Funds)

In addition to the AFP payments made by certain funds and the 12b-1 payments made by each Advisor and R Class, T. Rowe Price may, at its own expense, provide additional compensation to financial intermediaries. These payments may be in the form of asset-based, transaction-based, or flat payments in connection with the sale, distribution, marketing, and/or servicing of the Price Funds.

T. Rowe Price may make payments in the form of expense reimbursements for meeting and marketing support activities (“Marketing Support Payments”) to financial intermediaries, such as brokers-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers. T. Rowe Price may utilize Marketing Support Payments when sponsoring (or cosponsoring) or providing financial support for industry conferences, client seminars, due diligence meetings, sales presentations, and other third-party-sponsored events. Typically, the primary focus of these events is training and education. These payments will generally vary depending upon the nature of the event and may include financial assistance to intermediaries that enable T. Rowe Price or one of its affiliates to participate in and/or present at conferences or seminars, sales, or training programs for invited registered representatives and other attendees. Marketing Support Payments may also be used to pay for travel expenses, such as transportation and lodging expenses, incurred by registered representatives and other attendees in connection with due diligence meetings or client prospecting. Payments may also represent certain entertainment expenses, such as occasional meal expenses or tickets to sporting events that are not preconditioned on achievement of sales targets.

T. Rowe Price may make Marketing Support Payments for a variety of purposes, including, but not limited to: advertising and marketing opportunities; building brand awareness and educating intermediaries, clients, and prospects about the Price Funds; placement on an intermediary’s list of offered funds or preferred fund list; obtaining access to senior management, sales representatives, or wholesalers of an intermediary’s distribution channels; receiving detailed reporting packages (such as periodic sales reporting, sales production results, and data on how T. Rowe Price products, including the Price Funds, are used); and inclusion as a recommended individual retirement account provider on the platform of rollover service providers.

T. Rowe Price may make payments to third parties that may: help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts; contribute to the costs of providing certain technology and data support services; and reimburse certain transaction expenses, such as ticket charges for purchases or exchanges.

For all Price Funds, other than Institutional Funds and Multi-Sector Account Portfolios, T. Rowe Price may make asset-based payments to compensate third parties for distribution and nondistribution shareholder or other services, including, but not limited to: sub-accounting, sub-transfer agency, post-sale shareholder servicing, or other services, including those described above.

T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, may reimburse retirement plan expenses in circumstances where the Price Funds are offered as investment options in such plans. These expense reimbursements are provided directly to the retirement plans and are intended to be used by plan sponsors to offset recordkeeping fees that RPS receives for providing sub-transfer agent and administrative services to the Price Funds.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, if financial intermediaries receive these payments and/or expense reimbursements, they may elevate the prominence of the Price Funds by, for example, placing the Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Price Funds in various ways. Since these additional payments are not paid by a fund directly, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the Price Funds. Investors or prospective investors in the Price Funds may ask their financial intermediary for more information about any payments it may receive from T. Rowe Price.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all Price Funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price: 100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the Price Funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the Single-Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the Single-Fee Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services. The Underwriting Agreement also allows Investment Services to enter into agreements with affiliated T. Rowe Price entities to offer and sell shares of the Price Funds, under limited conditions, to certain institutional investors outside the U.S.

Advisor and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Advisor and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services, or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’ average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’ average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’ shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, as long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan (or a prior plan, as indicated in the table).

Fund	Fiscal Year Ended 2/28/17
Intermediate Tax-Free High Yield Fund—Advisor Class	$2,000
Tax-Free High Yield Fund—Advisor Class	666,000
Tax-Free Income Fund—Advisor Class	1,552,000
Tax-Free Short-Intermediate Fund—Advisor Class	27,000

Fund	Fiscal Year Ended 5/31/17
Credit Opportunities Fund—Advisor Class	$1,000
Floating Rate Fund—Advisor Class	140,000
Global Multi-Sector Bond Fund—Advisor Class	46,000
High Yield Fund—Advisor Class	178,000
New Income Fund—Advisor Class	144,000
New Income Fund—R Class	43,000
Retirement 2005 Fund—Advisor Class	262,000
Retirement 2005 Fund—R Class	339,000
Retirement 2010 Fund—Advisor Class	1,482,000
Retirement 2010 Fund—R Class	1,670,000
Retirement 2015 Fund—Advisor Class	1,689,000
Retirement 2015 Fund—R Class	2,284,000
Retirement 2020 Fund—Advisor Class	7,505,000
Retirement 2020 Fund—R Class	9,253,000
Retirement 2025 Fund—Advisor Class	4,364,000
Retirement 2025 Fund—R Class	6,273,000
Retirement 2030 Fund—Advisor Class	8,063,000
Retirement 2030 Fund—R Class	10,979,000
Retirement 2035 Fund—Advisor Class	3,517,000
Retirement 2035 Fund—R Class	5,234,000
Retirement 2040 Fund—Advisor Class	6,246,000
Retirement 2040 Fund—R Class	7,789,000
Retirement 2045 Fund—Advisor Class	2,299,000
Retirement 2045 Fund—R Class	3,510,000
Retirement 2050 Fund—Advisor Class	2,825,000
Retirement 2050 Fund—R Class	3,790,000
Retirement 2055 Fund—Advisor Class	876,000
Retirement 2055 Fund—R Class	1,312,000
Retirement 2060 Fund—Advisor Class	38,000
Retirement 2060 Fund—R Class	71,000
Retirement Balanced Fund—Advisor Class	706,000
Retirement Balanced Fund—R Class	1,357,000
Short-Term Bond Fund—Advisor Class	206,000
Target 2005 Fund—Advisor Class	4,000

Fund	Fiscal Year Ended 5/31/17
Target 2010 Fund—Advisor Class	14,000
Target 2015 Fund—Advisor Class	13,000
Target 2020 Fund—Advisor Class	61,000
Target 2025 Fund—Advisor Class	29,000
Target 2030 Fund—Advisor Class	62,000
Target 2035 Fund—Advisor Class	24,000
Target 2040 Fund—Advisor Class	24,000
Target 2045 Fund—Advisor Class	16,000
Target 2050 Fund—Advisor Class	14,000
Target 2055 Fund—Advisor Class	7,000
Target 2060 Fund—Advisor Class	2,000
Total Return Fund—Advisor Class	(a)
U.S. High Yield Fund—Advisor Class	22,000(b)

(a) Less than $1,000.

(b) Includes activity of the Henderson High Yield Opportunities Fund’s Class A through May 19, 2017.

Fund	Fiscal Year Ended 10/31/17
Asia Opportunities Fund—Advisor Class	$1,000
Emerging Markets Value Stock Fund—Advisor Class	1,000
Global Allocation Fund—Advisor Class	20,000
Global Growth Stock Fund—Advisor Class	4,000
Global Stock Fund—Advisor Class	13,000
International Concentrated Equity Fund—Advisor Class	5,000
International Stock Fund—Advisor Class	605,000
International Stock Fund—R Class	36,000
International Value Equity Fund—Advisor Class	523,000
International Value Equity Fund—R Class	309,000
Multi-Strategy Total Return Fund—Advisor Class	(a)
Overseas Stock Fund—Advisor Class	5,000
Summit Municipal Income Fund—Advisor Class	14,000
Summit Municipal Intermediate Fund—Advisor Class	17,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 12/31/17
Blue Chip Growth Fund—Advisor Class	$8,304,000
Blue Chip Growth Fund—R Class	3,378,000
Capital Appreciation Fund—Advisor Class	3,059,000
Capital Appreciation & Income Fund—Advisor Class	(a)
Capital Opportunity Fund—Advisor Class	46,000
Capital Opportunity Fund—R Class	32,000

Fund	Fiscal Year Ended 12/31/17
Dividend Growth Fund—Advisor Class	907,000
Dynamic Global Bond Fund—Advisor Class	2,000
Emerging Markets Bond Fund—Advisor Class	3,000
Emerging Markets Corporate Bond Fund—Advisor Class	4,000
Emerging Markets Local Currency Bond Fund—Advisor Class	1,000
Equity Income Fund—Advisor Class	1,175,000
Equity Income Fund—R Class	568,000
Global High Income Bond Fund—Advisor Class	4,000
Global Real Estate Fund—Advisor Class	68,000
Growth Stock Fund—Advisor Class	8,054,000
Growth Stock Fund—R Class	4,747,000
International Bond Fund—Advisor Class	28,000
International Bond Fund (USD Hedged)—Advisor Class	(b)
Mid-Cap Growth Fund—Advisor Class	2,348,000
Mid-Cap Growth Fund—R Class	799,000
Mid-Cap Value Fund—Advisor Class	979,000
Mid-Cap Value Fund—R Class	1,073,000
New America Growth Fund—Advisor Class	819,000
QM Global Equity Fund—Advisor Class	1,000
QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class	1,000
QM U.S. Small-Cap Growth Equity Fund—Advisor Class	33,000
QM U.S. Value Equity Fund—Advisor Class	1,000
Real Estate Fund—Advisor Class	692,000
Science & Technology Fund—Advisor Class	1,611,000
Small-Cap Stock Fund—Advisor Class	605,000
Small-Cap Value Fund—Advisor Class	1,965,000
U.S. Large-Cap Core Fund—Advisor Class	75,000
Value Fund—Advisor Class	1,316,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International and/or Price Hong Kong. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, and Price Hong Kong (together, the “Price Advisers”), are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Each Price Adviser may delegate actual trade execution to the trading desks of other Price Advisers and may use these affiliated investment advisers for certain other trading-related services.

Broker-Dealer Selection

With respect to equity, fixed income, and derivative transactions, the Price Advisers may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and in certain cases research services, designate a broker-dealer to receive selling concessions, discounts, or other allowances, and otherwise deal with a broker-dealer in the acquisition of securities in underwritings.

Fixed Income Securities

In purchasing and selling fixed income securities, the Price Advisers ordinarily place transactions with the issuer or a broker-dealer acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually reflects undisclosed compensation to the broker-dealer. Fixed Income transactions may also be placed with underwriters at prices that include underwriting fees. Fixed income transactions through broker-dealers reflect the spread between the bid and asked prices.

Foreign Currency Transactions

The Price Advisers may engage in foreign currency transactions (“FX”) to facilitate trading in or settlement of trades in foreign securities. The Price Advisers may use FX, including forward currency contracts, when seeking to manage exposure to or profit from changes in interest or exchange rates; protect the value of portfolio securities; or to facilitate cash management. The Price Advisers select broker-dealers that they believe will provide best execution on behalf of the Price Funds and other investment accounts that they manage, frequently via electronic platforms. To minimize transaction costs, certain FX trading activity may be aggregated across accounts, including the Price Funds, but each account’s trade is individually settled with the counterparty.

Equity Securities

In purchasing and selling equity securities, the Price Advisers seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to the Price Advisers than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act and subsequent guidance from regulators.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the (i) liquidity of the security; (ii) the size and difficulty of the order; (iii) the speed and likelihood of execution and settlement; (iv) the reliability, integrity and creditworthiness, general execution and operational capabilities of competing broker-dealers and services provided; and (v) expertise in particular markets. It is not the policy of the Price Advisers to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better pricing or more efficient execution. Therefore, the Price Advisers pay higher commission rates to broker-dealers that are believed to offer greater reliability, better pricing, or more efficient execution.

Best Execution

T. Rowe Price’s Global Trading Committee (“GTC”) oversees the brokerage allocation and trade execution policies for the Price Advisers. The GTC is supported by the equity and fixed income best execution subcommittees in monitoring the Price Advisers’ compliance with the execution policy. The execution policy requires the Price Advisers to execute trades consistent with the principles of best execution which requires an adviser to take all sufficient steps to obtain the best possible result for the Price Funds taking into account various factors.

Research Benefits

T. Rowe Price believes that original in-house research is the primary driver of value-added active management. Although proprietary and third party research from broker-dealers and independent third party research providers (external research) is an important component of the Price Advisers’ investment approach, the Price Advisers rely primarily upon their own research and subject any outside research to internal analysis before incorporating it into the investment process.

Research received from broker-dealers or independent third party research providers generally include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, currency and commodity market analysis, risk measurement analysis, performance analysis, and analysis of corporate, environmental, social and governance responsibility issues. Research services are received in the form of written reports, computer generated data, telephone contacts, investment conferences, bespoke services, financial models and personal meetings with security analysts, market specialists, corporate and industry executives, and other persons. Research may also include access to unaffiliated individuals with expertise in various industries, businesses, or other related areas, including use of expert referral networks which provide access to industry consultants, vendors, and suppliers. The Price Advisers may use a limited number of expert networks and such use is closely monitored to ensure compliance with internal guidelines. Price Associates may also use certain broker provided direct phone lines (“connectivity”) which provide direct access to broker-dealers as permitted. T. Rowe Price may receive proprietary research from broker-dealers who also provide trade execution, clearing, settlement and/or other services. Proprietary research may include research from an affiliate of the broker-dealer.

Each Price Adviser (other than T. Rowe Price International) may use equity brokerage commissions or “soft dollars” consistent with Section 28(e) under the 1934 Act (“Section 28(e)”) and other relevant regulatory guidance to pay for external research and services. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides research services than the commission another broker-dealer would charge, provided the adviser seeks best execution and determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make this good faith determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion.

Each Price Adviser (other than T. Rowe Price International) uses equity brokerage commissions to acquire external research through commission sharing arrangements (“CSAs”) established with various broker-dealers. These Price Advisers maintain CSAs with broker-dealers who provide “high touch” (which involves a fuller scope of services such as enhanced execution and liquidity services, among others) and “low touch” trading (which involves some form of electronic trading). Under these arrangements, broker-dealers retain the execution component of the brokerage commission as compensation for execution services and segregate a portion of the commission for research services. The Price Adviser then requests research services to be paid for using the CSA assets.

Research payments are collected until the research budget targets established for the Price Funds and similar accounts managed by the applicable Price Adviser (other than T. Rowe Price International) are reached, after which these accounts transact at execution only rates for the remainder of the applicable period. T. Rowe Price International pays for the external research that it receives directly out of its own resources.

Research budgets are set by T. Rowe Price’s Research Governance Oversight Committee (“RGOC”) which oversees the consumption, valuation and appropriate remuneration of third party investment research consumed by the Price Advisers globally. Research budgets may be adjusted by the RGOC throughout the calendar year. Trading with broker-dealers with whom T. Rowe Price has not established a CSA is done on an execution only basis.

Whenever commissions are pooled and used to pay for research, conflicts of interest may arise due to the potential that one account’s (such as a Price Fund’s) commissions could be subsidizing research that benefits another investment vehicle, such as a Price Fund or another vehicle managed by a Price Adviser. However, because research services often benefit several investment vehicles simultaneously or to differing degrees, it is impossible to directly quantify the benefit of research to any particular vehicle, including a Price Fund. T. Rowe Price believes that research received through the CSA program consistent with Section 28(e) assists the investment decision making responsibilities with respect to all clients and investment vehicles, and enhances its investment research process overall.

Not all Price Advisers participate in a CSA program. Price International has not established a CSA with any broker-dealer and, as described above, pays for the external research that it receives directly out of its own resources.

A Price Adviser may use a portion of its research budget to purchase access to research from certain broker-dealers together with other Price Advisers for a single platform fee. This allows the Price Advisers to leverage their size and scale to purchase access to certain research services across a broad group of research users globally from each research provider. Based on the terms of these platform arrangements, research services available through these platform access arrangements may be shared among the Price Advisers that participate.

Each Price Adviser generally pays for data subscriptions, investment technology tools and other specialized services to assist with the investment process directly from its own resources. Each Price Adviser also pays for fixed income research and services directly from its own resources where feasible or required.

Allocation of Brokerage Business

Each Price Adviser has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific period. Each Price Adviser makes brokerage placement determinations, as appropriate, based on the needs of a specific transaction such as market-making, availability of a buyer for or seller of a particular security, or specialized execution skills. Each Price Adviser may choose to allocate brokerage among several broker-dealers able to meet the needs of the transaction. Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the GTC.

Each Price Adviser may have brokerage relationships with broker-dealers who are, or are an affiliate of, clients that have appointed the Price Adviser or an affiliate to serve as investment adviser, trustee, or recordkeeper. Each Price Adviser also has other relationships with or may own positions in the publicly traded securities of the broker-dealers with whom we transact with or on behalf of our clients.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, the Price Advisers seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, the Price Advisers may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) rates paid by other institutional investors based on available public information; and (h) research provided by the broker-dealer.

Commission Recapture

Currently, the Price Advisers do not recapture commissions, underwriting discounts, or selling-group concessions for equity or fixed income securities acquired in underwritten offerings. The Price Advisers may, however, designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Block Trading/Aggregated Orders/Order Sequencing

Because certain investment vehicles (including the Price Funds) managed by the Price Advisers and other affiliated investment advisers have similar investment objectives and programs, investment decisions may be made that result in the simultaneous purchase or sale of securities. As a result, the demand for, or supply of, securities may increase or decrease, which could have an adverse effect on prices. Aggregation of orders may be a collaborative process between trading and portfolio management staff. The Price Advisers’ policy is not to favor one client over another in grouping orders for various clients.

The grouping of orders could at times result in more or less favorable prices. In certain cases, where the aggregated order is executed in a series of transactions at various prices on a given day, each participating investment vehicle’s proportionate share of grouped orders reflects the average price paid or received. The Price Adviser may include orders on behalf of Price Funds and other clients and products advised by the Price Advisers and their affiliates, including the not-for-profit entities T. Rowe Price Foundation, Inc., the T. Rowe Price Program for Charitable Giving, Inc., employee stock for certain Retirement Plan Services relationships and T. Rowe Price and its affiliates’ proprietary investments, in its aggregated orders.

The Price Advisers and other affiliated investment advisers have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume for participating clients, the Price Adviser will make pro rata allocations based upon the relative sizes of the participating client orders or the relative sizes of the participating client portfolios depending upon the market involved, subject to portfolio manager and trader input. For example, a portfolio manager may choose to receive a non-pro rata allocation to comply with certain client guidelines, manage anticipated cash flows, or achieve the portfolio manager’s long-term vision for the portfolio. Each investment vehicle (including the Price Funds) receives the same average share price of the securities for each aggregated order. Because a pro rata allocation may not always accommodate all facts and circumstances, the guidelines provide for adjustments to allocation amounts in certain cases. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to allocate in light of a participating portfolio’s characteristics, such as available cash, industry or issuer concentration, duration, and credit exposure. Such allocation processes may result in a partial execution of a proposed purchase or sale order.

The Price Advisers employ certain guidelines in an effort to ensure equitable distribution of investment opportunities among clients of the firm, which may occasionally serve to limit the participation of certain clients in a particular security, based on factors such as client mandate or a sector or industry specific investment strategy or focus. For example, accounts that maintain a broad investment mandate may have less access than targeted investment mandates to certain securities (e.g., sector specific securities) where the Price Adviser does not receive a fully filled order (e.g., certain IPO transactions) or where aggregate ownership of such securities is approaching firm limits.

Also, for certain types of investments, most commonly private placement transactions, conditions imposed by the issuer may limit the number of clients allowed to participate or number of shares offered to the Price Advisers.

The Price Advisers have developed written trade sequencing and execution guidelines that they believe are reasonably designed to provide the fair and equitable allocation of equity trades, both long and short, to minimize the impact of trading activity across client accounts. The policies and procedures are intended to: (i) mitigate conflicts of interest when trading both long and short in the same equity security; and (ii) mitigate conflicts when shorting an equity security that is held by other accounts managed by the Price Advisers that are not simultaneously transacting in the security. Notwithstanding the application of the Price Advisers’ policies and procedures, it may not be possible to mitigate all conflicts of interest when transacting both long and short in the same equity security; therefore, there is a risk that one transaction will be completed ahead of the other transaction, that the pricing may not be consistent between long and short transactions, or that an equity long or short transaction may have an adverse impact on the market price of the security being traded.

U.S. High Yield Fund

The U.S. High Yield Fund is managed by a separate fixed income investment team in the Philadelphia region (“Philadelphia Team”) which conducts its own research, idea generation and trade execution with its own portfolio manager, analysts, and trader. This separate investment team will make investments in one or more of the same or similar markets as other Price Funds and may directly compete with other Price Funds for the same or similar investment opportunities. The Philadelphia Team will not have access to T. Rowe Price’s global research platform. In many instances, consistent with applicable law, the broker-dealers selling securities to the U.S. High Yield Fund are expected to determine the allocation independent of allocations made by the same broker-dealer to other Price Funds, which is expected to increase overall allocations to the Price Funds, although there can be no guarantee. Although transactions in the same security may take place in the U.S. High Yield Fund and one or more other Price Funds, where feasible and practical, through access controls and other means, certain restrictions have been put in place to keep the Philadelphia Team and the other Price Funds’ investment teams from viewing each other’s orders and holdings.

The U.S. High Yield Fund is eligible to cross or aggregate orders with other portfolios managed by the Philadelphia Team but will not be eligible to cross or aggregate orders with portfolios managed by T. Rowe Price’s other investment teams, including other Price Funds. The Philadelphia Team may trade in the same securities before, at the same time, in close time proximity to, or after T. Rowe Price’s other investment teams, and as a result, the U.S. High Yield Fund’s execution prices are expected to differ. Additionally, the Philadelphia Team may take opposite positions to other similarly managed Price Funds and vice versa. These potential conflicts may be exacerbated to the extent the Philadelphia Team and/or T. Rowe Price’s other investment teams manage thinly traded or scarce assets.

Maintaining separate management and trade execution within separate portfolio management teams of T. Rowe Price poses other conflicts of interest and may reduce possible benefits to execution, pricing and research capabilities including those related to scale and efficiencies of combined and coordinated operations. In addition, this structure may pose risks inherent in nonsimultaneous trades including adverse effect on the price of a security that could result from placing a number of separate successive or competing client orders and transactions being effected for an account near or at the end of the firm’s total trades, in which case such trade order will bear the market price impact, if any, of those trades executed earlier, and, as a result, may receive a less favorable net price for the trade.

Miscellaneous

The brokerage allocation policies for the Price Advisers are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which the Price Advisers effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by the Price Advisers. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by the Price Advisers in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

The Price Advisers may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. The Price Advisers are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The GTC is responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for the Price Advisers.

The Price Advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 20%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The Price Funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s markup (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following tables show the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable. The amount of brokerage commissions paid by a fund may change from year to year because of changing asset levels, shareholder activity, portfolio turnover, or other factors.

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
California Tax-Free Bond Fund	$0	(a)	(a)
California Tax-Free Money Fund	0	$0	$0
Floating Rate Multi-Sector Account Portfolio	0	0	0
Georgia Tax-Free Bond Fund	0	(a)	0
High Yield Multi-Sector Account Portfolio	(a)	(a)	0
Intermediate Tax-Free High Yield Fund	0	0	0
Investment-Grade Corporate Multi-Sector Account Portfolio	0	0	(a)
Maryland Short-Term Tax-Free Bond Fund	0	0	0
Maryland Tax-Free Bond Fund	0	(a)	0
Maryland Tax-Free Money Fund	0	0	0
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	0	(a)
New Jersey Tax-Free Bond Fund	0	(a)	(a)
New York Tax-Free Bond Fund	0	(a)	(a)
New York Tax-Free Money Fund	0	0	0
Tax-Efficient Equity Fund	14,092	19,215	10,704
Tax-Exempt Money Fund	0	0	0
Tax-Free High Yield Fund	3,442	8,299	12,466
Tax-Free Income Fund	(a)	1,283	2,400
Tax-Free Short-Intermediate Fund	0	0	0
Virginia Tax-Free Bond Fund	0	(a)	0

(a) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Corporate Income Fund	(a)	$2,690	$4,340
Credit Opportunities Fund	$1,216	3,537	3,646
Floating Rate Fund	0	0	0
Global Multi-Sector Bond Fund	5,656	6,505	18,616
GNMA Fund	40,946	68,890	58,823
Government Money Fund	0	0	0
Government Reserve Fund	0	0	0
High Yield Fund	209,593	97,576	275,032
Inflation Protected Bond Fund	38,829	39,864	18,860
Institutional Cash Reserves Fund	0	(b)	(b)
Institutional Core Plus Fund	13,743	12,892	9,529
Institutional Credit Opportunities Fund	(a)	2,564	10,343
Institutional Floating Rate Fund	0	0	0
Institutional Global Multi-Sector Bond Fund	1,148	5,988	9,829
Institutional High Yield Fund	37,672	63,110	96,290
Institutional Long Duration Credit Fund	(a)	(a)	(a)
Limited Duration Inflation Focused Bond Fund	579,500	750,170	383,590
New Income Fund	898,803	511,462	433,827
Personal Strategy Balanced Fund	540,432	577,221	448,437
Personal Strategy Growth Fund	578,449	621,999	441,470
Personal Strategy Income Fund	286,186	295,762	210,828
Retirement 2005 Fund	0	0	0
Retirement 2010 Fund	0	0	0
Retirement 2015 Fund	0	0	0
Retirement 2020 Fund	0	0	0
Retirement 2025 Fund	0	0	0
Retirement 2030 Fund	0	0	0
Retirement 2035 Fund	0	0	0
Retirement 2040 Fund	0	0	0
Retirement 2045 Fund	0	0	0
Retirement 2050 Fund	0	0	0
Retirement 2055 Fund	0	0	0
Retirement 2060 Fund	0	0	0
Retirement Balanced Fund	0	0	0
Retirement I 2005 Fund—I Class	0	0	0
Retirement I 2010 Fund—I Class	0	0	0
Retirement I 2015 Fund—I Class	0	0	0
Retirement I 2020 Fund—I Class	0	0	0
Retirement I 2025 Fund—I Class	0	0	0
Retirement I 2030 Fund—I Class	0	0	0

Fund	Fiscal Year Ended
	5/31/17		5/31/16		5/31/15
Retirement I 2035 Fund—I Class	0		0		0
Retirement I 2040 Fund—I Class	0		0		0
Retirement I 2045 Fund—I Class	0		0		0
Retirement I 2050 Fund—I Class	0		0		0
Retirement I 2055 Fund—I Class	0		0		0
Retirement I 2060 Fund—I Class	0		0		0
Retirement Balanced I Fund—I Class	0		0		0
Short-Term Fund	0		0		0
Short-Term Bond Fund	86,898		82,915		47,910
Short-Term Government Fund	(b)		(b)		(b)
Target 2005 Fund	0		0		0
Target 2010 Fund	0		0		0
Target 2015 Fund	0		0		0
Target 2020 Fund	0		0		0
Target 2025 Fund	0		0		0
Target 2030 Fund	0		0		0
Target 2035 Fund	0		0		0
Target 2040 Fund	0		0		0
Target 2045 Fund	0		0		0
Target 2050 Fund	0		0		0
Target 2055 Fund	0		0		0
Target 2060 Fund	0		0		0
Total Return Fund	1,718		(b)		(b)
Treasury Reserve Fund	0		0		0
U.S. High Yield Fund	0	(c)	0	(c)	0	(c)
U.S. Treasury Intermediate Fund	7,134		6,650		6,243
U.S. Treasury Long-Term Fund	6,740		6,875		8,549
U.S. Treasury Money Fund	0		0		0
Ultra Short-Term Bond Fund	3,595		6,443		10,580

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Includes activity of the Henderson High Yield Opportunities Fund (the fund’s predecessor fund) through May 19, 2017.

Fund	Fiscal Year Ended
	10/31/17	10/31/16	10/31/15
Africa & Middle East Fund	$426,458	$277,311	$467,068
Asia Opportunities Fund	70,470	25,584	41,818
Cash Reserves Fund	0	0	0
Emerging Europe Fund	281,737	196,344	377,614

Fund	Fiscal Year Ended
	10/31/17	10/31/16	10/31/15
Emerging Markets Stock Fund	7,447,885	6,584,243	6,457,463
Emerging Markets Value Stock Fund	55,076	30,698	14,380
European Stock Fund	1,100,373	1,397,264	1,608,282
Global Allocation Fund	94,127	71,432	48,988
Global Growth Stock Fund	112,797	87,749	147,373
Global Stock Fund	656,987	715,410	771,933
Institutional Africa & Middle East Fund	536,700	250,095	548,045
Institutional Emerging Markets Equity Fund	916,423	773,732	726,305
Institutional Frontier Markets Equity Fund	219,023	127,142	332,806
Institutional Global Focused Growth Equity Fund	51,392	122,686	152,595
Institutional Global Growth Equity Fund	397,856	334,124	416,019
Institutional Global Value Equity Fund	7,948	7,937	7,447
Institutional International Concentrated Equity Fund	532,650	287,744	405,813
Institutional International Core Equity Fund	38,158	55,109	76,577
Institutional International Growth Equity Fund	30,860	40,038	50,212
International Concentrated Equity Fund	24,809	16,506	15,419
International Discovery Fund	3,557,718	2,586,181	3,526,030
International Equity Index Fund	34,848	46,984	129,630
International Stock Fund	8,822,012	8,920,184	10,133,751
International Value Equity Fund	12,373,148	8,980,526	7,341,597
Japan Fund	195,818	144,930	242,855
Latin America Fund	735,518	504,705	836,923
Multi-Strategy Total Return Fund	(a)	(a)	(a)
New Asia Fund	5,784,510	3,323,620	6,215,298
Overseas Stock Fund	3,411,453	3,990,345	3,929,189
Summit Municipal Income Fund	0	81	1,575
Summit Municipal Intermediate Fund	0	0	8,907
Summit Municipal Money Market Fund	0	0	0
U.S. Bond Enhanced Index Fund	0	0	0

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/17	12/31/16	12/31/15
Balanced Fund	$759,377	$1,082,716	$1,075,195
Blue Chip Growth Fund	5,879,234	6,293,560	5,354,293
Capital Appreciation Fund	4,918,059	5,574,216	5,263,297
Capital Appreciation & Income Fund	(a)	(a)	(a)
Capital Opportunity Fund	131,440	167,570	233,430
Communications & Technology Fund	317,679	487,045	351,272

Fund	Fiscal Year Ended
	12/31/17	12/31/16	12/31/15
Diversified Mid-Cap Growth Fund	102,675	60,700	63,371
Dividend Growth Fund	716,218	616,162	723,920
Dynamic Global Bond Fund	23,920	7,529	2,638
Emerging Markets Bond Fund	12,473	3,712	3,040
Emerging Markets Corporate Bond Fund	(b)	(b)	0
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	0
Emerging Markets Local Currency Bond Fund	3,434	4,283	4,443
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	1,023
Equity Income Fund	4,153,714	5,657,298	9,024,493
Equity Index 500 Fund	611,644	471,926	594,026
Extended Equity Market Index Fund	165,137	109,994	125,339
Financial Services Fund	372,696	287,149	281,921
Global Consumer Fund	7,807	3,715	(a)
Global High Income Bond Fund	0	0	0
Global Industrials Fund	18,089	7,671	11,811
Global Real Estate Fund	73,496	58,808	78,939
Global Technology Fund	6,426,219	3,778,513	3,825,837
Growth & Income Fund	472,530	744,003	670,099
Growth Stock Fund	12,613,417	10,725,838	9,524,959
Health Sciences Fund	3,584,061	3,235,309	2,768,827
Institutional Emerging Markets Bond Fund	1,014	(b)	(b)
Institutional International Bond Fund	9,315	16,132	15,087
Institutional Large-Cap Core Growth Fund	403,860	432,028	334,758
Institutional Large-Cap Growth Fund	2,581,788	2,986,956	2,665,999
Institutional Large-Cap Value Fund	726,871	773,362	770,537
Institutional Mid-Cap Equity Growth Fund	1,343,426	1,427,384	1,356,755
Institutional Small-Cap Stock Fund	2,302,216	1,715,183	897,211
Institutional U.S. Structured Research Fund	154,085	169,778	312,681
International Bond Fund	118,949	205,029	129,553
International Bond Fund (USD Hedged)	7,834	(a)	(a)
Mid-Cap Growth Fund	5,333,856	6,057,564	6,181,235
Mid-Cap Index Fund	(b)	(b)	(b)
Mid-Cap Value Fund	5,918,165	9,581,393	9,069,765
New America Growth Fund	1,816,400	3,218,071	1,768,542
New Era Fund	3,230,643	3,186,167	3,158,623
New Horizons Fund	5,174,785	6,376,035	5,452,575
QM Global Equity Fund	2,480	3,461	(a)
QM U.S. Small & Mid-Cap Core Equity Fund	10,025	7,066	(a)
QM U.S. Small-Cap Growth Equity Fund	883,523	510,686	393,791
QM U.S. Value Equity Fund	3,305	3,772	(a)

Fund	Fiscal Year Ended
	12/31/17	12/31/16	12/31/15
Real Assets Fund	3,801,372	4,233,835	3,406,114
Real Estate Fund	565,059	597,331	678,885
Retirement Income 2020 Fund	0	(a)	(a)
Science & Technology Fund	2,487,293	3,114,634	3,049,056
Small-Cap Index Fund	(b)	(b)	1,164
Small-Cap Stock Fund	5,641,709	5,188,661	3,360,707
Small-Cap Value Fund	3,030,221	4,300,914	5,373,087
Spectrum Growth Fund	0	0	0
Spectrum Income Fund	0	0	0
Spectrum International Fund	0	0	0
Total Equity Market Index Fund	90,655	70,340	72,520
U.S. Large-Cap Core Fund	122,482	142,247	56,200
Value Fund	15,297,914	22,420,398	14,749,107

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds’ holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

California Tax-Free Bond Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,455

California Tax-Free Money Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$500
Wells Fargo Securities	—	1,200

Floating Rate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	—	$128
Goldman Sachs	—	130

High Yield Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Credit Suisse First Boston	—	216

Intermediate Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$473
Goldman Sachs	—	650

Investment-Grade Corporate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,400
Barclays Capital	—	1,372
Citigroup Global Markets	—	2,154
Goldman Sachs	—	2,743
JPMorgan Chase	—	3,852
Morgan Stanley	—	2,506
Wells Fargo Securities	—	1,263

Maryland Tax-Free Money Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$755

New York Tax-Free Bond Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$3,288
Bank of America Merrill Lynch	—	3,266
Barclays Capital	—	3,761

Tax-Exempt Money Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$4,000
Wells Fargo Securities	—	2,800

Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$49,885
Barclays Capital	—	5,625
Citigroup Global Markets	—	42,975
Goldman Sachs	—	60,743

Tax-Free Income Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$34,972
Goldman Sachs	—	25,172

Tax-Free Short-Intermediate Fund

	Fiscal Year Ended 2/28/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$16,160
Barclays Capital	—	6,840
Goldman Sachs	—	28,198

Corporate Income Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$18,340
Barclays Capital	—	2,353
Citigroup Global Markets	—	14,842
CS First Boston	—	8,813
Goldman Sachs	—	23,442
JPMorgan Chase	—	9,241
Morgan Stanley	—	16,735
UBS Securities	—	8,919

Floating Rate Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$852
Citigroup Global Markets	—	2,389
Goldman Sachs	—	1,553
JPMorgan Chase	—	1,079
Morgan Stanley	—	1,285

Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,498
Barclays Capital	—	1,678
BBVA Securities	—	1,511
Citigroup Global Markets	—	2,352
Deutsche Bank Securities	—	85
Goldman Sachs	—	1,223
JPMorgan Chase	—	2,799
Morgan Stanley	—	2,315
Wells Fargo Securities	—	226

GNMA Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$344

Government Money Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$100,000
BNP Paribas Securities	—	157,000
Citigroup Global Markets	—	205,000
Goldman Sachs	—	52,000
HSBC Securities	—	794,000
JPMorgan Chase	—	155,000
RBC Capital Markets	—	437,000
Toronto Dominion Securities	—	124,000

Government Reserve Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$8,000
BNP Paribas Securities	—	499,000
Citigroup Global Markets	—	27,000
Credit Agricole	—	334,400
CS First Boston	—	48,238
Federal Reserve Bank	—	1,475,000
Goldman Sachs	—	891,000
HSBC Securities	—	1,820,000
RBC Capital Markets	—	736,000

High Yield Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$7,821
BNP Paribas Securities	—	13,299
CS First Boston	—	23,886
Goldman Sachs	—	13,811

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Banc of America Merrill Lynch	—	$1,510
Barclays Capital	—	224
Citigroup Global Markets	—	61
Goldman Sachs	—	112
Wells Fargo Securities	—	88

Institutional Cash Reserves Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	250
CS First Boston	—	250

Institutional Core Plus Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$7,695
Barclays Capital	—	4,701
Citigroup Global Markets	—	3,118
CS First Boston	—	1,678
Goldman Sachs	—	5,823
JPMorgan Chase	—	8,741
Morgan Stanley	—	7,060
Wells Fargo Securities	—	2,266

Institutional Floating Rate Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,785
Citigroup Global Markets	—	4,382
Goldman Sachs	—	12,299
JPMorgan Chase	—	4,359
Morgan Stanley	—	5,236

Institutional Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$182
Barclays Capital	—	127
Citigroup Global Markets	—	9
CS First Boston	—	115
Goldman Sachs	—	89
JPMorgan Chase	—	285
Morgan Stanley	—	167
Wells Fargo Securities	—	6

Institutional High Yield Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$1,605
CS First Boston	—	4,196

Institutional Long Duration Credit Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$884
Barclays Capital	—	205
Citigroup Global Markets	—	568
Goldman Sachs	—	929
JPMorgan Chase	—	490
Morgan Stanley	—	1,199
Wells Fargo Securities	—	207

Limited Duration Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$39,098
Barclays Capital	—	20,830
Goldman Sachs	—	5,738
Wells Fargo Securities	—	98

New Income Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$467,483
Barclays Capital	—	346,211
Citigroup Global Markets	—	450,752
Deutsche Bank Securities	—	60,756
Goldman Sachs	—	396,288
JPMorgan Chase	—	611,414
Morgan Stanley	—	563,589
Wells Fargo Securities	—	258,496

Personal Strategy Balanced Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,317
Barclays Capital	509	6,255
Citigroup Global Markets	6,866	3,750
CS First Boston	—	1,742
Deutsche Bank Securities	—	313
Goldman Sachs	64	2,939
JPMorgan Chase	18,922	9,588
Morgan Stanley	13,863	6,290
UBS Investment Bank	—	1,714
Wells Fargo Securities	7,331	3,894

Personal Strategy Growth Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$3,122
Barclays Capital	$665	2,754
Citigroup Global Markets	8,282	2,835
CS First Boston Corp.	—	750
Deutsche Bank Securities	—	315
Goldman Sachs	84	2,110
JPMorgan Chase	22,436	3,968
Morgan Stanley	16,678	3,149
UBS Investment Bank	—	784
Wells Fargo Securities	8,686	2,361

Personal Strategy Income Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,581
Barclays Capital	$314	6,860
Citigroup Global Markets	3,930	7,483
CS First Boston	—	1,600
Deutsche Bank Securities	—	293
Goldman Sachs	37	5,066
JPMorgan Chase	10,688	9,501
Morgan Stanley	7,973	7,298
UBS Investment Bank	—	2,209
Wells Fargo Securities	4,117	5,377

Short-Term Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	—	$84,995
CS First Boston	—	74,501
Citigroup Global Markets	—	25,000
Credit Agricole	—	65,000
Goldman Sachs	—	100,000

Short-Term Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$121,722
Barclays Capital	—	67,238
Citigroup Global Markets	—	88,001
CS First Boston	—	12,840
Goldman Sachs	—	72,796
HSBC Securities	—	16,180
JPMorgan Chase	—	68,847
Morgan Stanley	—	81,302
Wells Fargo Securities	—	83,069

Total Return Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$92
Citigroup Global Markets	—	430
Goldman Sachs	—	202
JPMorgan Chase	—	86

Treasury Reserve Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$21,000
BNP Paribas Securities	—	356,000
Citigroup Global Markets	—	69,000
Credit Agricole	—	219,000
CS First Boston	—	150,995
Goldman Sachs	—	27,000
HSBC Securities	—	606,000
JPMorgan Chase	—	42,000
RBC Capital Markets	—	481,000

Ultra Short-Term Bond Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,258
Barclays Capital	—	4,277
Citigroup Global Markets, Inc.	—	5,763
Deutsche Bank Securities	—	1,519
Goldman Sachs	—	5,275
HSBC Securities	—	3,082
JPMorgan Chase	—	5,821
Morgan Stanley	—	6,472
Wells Fargo Securities	—	9,191

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$80,000
BNP Paribas Securities	—	283,000
Citigroup Global Markets	—	199,000
Goldman Sachs	—	99,000
HSBC Securities	—	734,000
JPMorgan Chase	—	78,000
RBC Capital Markets	—	166,000
Toronto Dominion Securities	—	175,000

Africa & Middle East Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$2,382	—

Cash Reserves Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$22,000
CS First Boston	—	23,000
Wells Fargo	—	16,000

Emerging Markets Value Stock Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$613	—

European Stock Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$27,634	—

Global Allocation Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$540
Barclays Capital	$120	135
Citigroup Global Markets	828	410
Goldman Sachs	—	455
HSBC Securities	151	22
JPMorgan Chase	2,241	620
Morgan Stanley	1,104	447
UBS Investment Bank	342	—

Global Growth Stock Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$1,852	—
JPMorgan Chase	2,283	—
Morgan Stanley	1,231	—

Global Stock Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$10,251	—
JPMorgan Chase	23,513	—

Institutional Africa & Middle East Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$2,988	—

Institutional Global Focused Growth Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$1,183	—

Institutional Global Growth Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$4,609	—
JPMorgan Chase	5,757	—
Morgan Stanley	3,073	—

Institutional Global Value Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets	$198	—
JPMorgan Chase	278	—
Morgan Stanley	155	—
UBS Investment Bank	94	—

Institutional International Concentrated Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Securities	$8,353	—

Institutional International Core Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$255	—

International Concentrated Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$454	—
HSBC Securities	403	—

International Equity Index Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$1,554	—
CS First Boston	1,500	—
Deutsche Bank	1,134	—
Macquarie Equities	937	—
UBS Investment Bank	2,198	—

International Stock Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$97,400	—
UBS Investment Bank	103,840	—

International Value Equity Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$212,783	—
UBS Investment Bank	125,062	—

Overseas Stock Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$21,495	—
BNP Paribas Securities	190,731	—

Summit Municipal Income Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,447
Goldman Sachs	—	4,250

Summit Municipal Intermediate Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$53,304
Goldman Sachs	—	34,602

Summit Municipal Money Market Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo	—	$3,000

U.S. Bond Enhanced Index Fund

	Fiscal Year Ended 10/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$5,227
Barclays Capital	—	1,471
Citigroup Global Markets	—	5,670
CS First Boston	—	742
Goldman Sachs	—	5,082
HSBC Securities	—	2,506
JPMorgan Chase	—	7,294
Morgan Stanley	—	4,494

Balanced Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,069	$4,259
Barclays Capital	1,369	1,816
BNP Paribas Securities	10,305	1,345
Citigroup	19,763	6,857
Goldman Sachs	280	8,555
JPMorgan Chase	41,985	9,365
Morgan Stanley	25,470	5,480
Wells Fargo Securities	25,040	3,263

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$47,942	—
JPMorgan Chase	336,775	—
Morgan Stanley	1,049,327	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	$94,876	—

Capital Opportunity Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,364	—
Citigroup	8,359	—
Goldman Sachs	314	—
JPMorgan Chase	11,207	—
Morgan Stanley	3,563	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$263,821	—
Morgan Stanley	46,583	—
Wells Fargo Securities	$181,573	—

Dynamic Global Bond Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$171
Citigroup	—	362
JPMorgan Chase	—	13,843

Emerging Markets Corporate Bond Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Securities	—	$427

Equity Income Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$43,099	—
Citigroup	340,426	—
JPMorgan Chase	865,145	—
Morgan Stanley	487,971	—
Wells Fargo Securities	634,001	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$362,428	—
Citigroup	248,979	—
Goldman Sachs	112,965	—
JPMorgan Chase	469,746	—
Morgan Stanley	92,254	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Financial	$684	—

Financial Services Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$36,079	—
JPMorgan Chase	46,353	—
Morgan Stanley	10,873	—

Global High Income Bond Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	—	$405
CS First Boston	—	445
UBS Investment Bank	—	217

Growth & Income Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$49,171	—
Wells Fargo Securities	53,448	—

Growth Stock Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$545,185	—
Morgan Stanley	664,667	—

Institutional International Bond Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$867
Barclays Capital	—	757
BNP Paribas Securities	—	55
Citigroup	—	44
Goldman Sachs	—	780
HSBC Securities	—	1,127

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$3,200	—
JPMorgan Chase	22,628	—
Morgan Stanley	70,987	—

Institutional Large-Cap Growth Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley	$236,994	—

Institutional Large-Cap Value Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$87,246	—
JPMorgan Chase	174,505	—
Morgan Stanley	87,147	—
Wells Fargo Securities	123,663	—

Institutional U.S. Structured Research Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$3,444	—
Citigroup	8,586	—
Goldman Sachs	331	—
JPMorgan Chase	11,592	—
Morgan Stanley	3,668	—
Wells Fargo Securities	9,276	—

International Bond Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$7,581
Barclays Capital	—	7,754
BNP Paribas Securities	—	598
Citigroup	—	2,125
CS First Boston	—	8,557
Goldman Sachs	—	7,151
HSBC Securities	—	11,497
Morgan Stanley	—	10,427
UBS Investment Bank	—	10,991

International Bond Fund (USD Hedged)

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,406
Barclays Capital	—	2,334
BNP Paribas Securities	—	181
Citigroup	—	640
CS First Boston	—	2,577
Goldman Sachs	—	2,275
HSBC Securities	—	3,463
Morgan Stanley	—	3,148
UBS Investment Bank	—	3,310

New America Growth Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$55,299	—

QM Global Equity Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$155	—
JPMorgan Chase	191	—
Morgan Stanley	107	—

QM U.S. Value Equity Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$618	—
Goldman Sachs	235	—
JPMorgan Chase	764	—
Morgan Stanley	265	—

Small-Cap Index Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Financial	$11	—

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$17,457	—
Citigroup	12,838	—
Goldman Sachs	5,263
JPMorgan Chase	23,193	—
Morgan Stanley	4,885	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$13,846	—
Wells Fargo Securities	14,867	—

Value Fund

	Fiscal Year Ended 12/31/17
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup	$558,674	—
JPMorgan Chase	1,348,744	—
Morgan Stanley	460,406	—
Wells Fargo Securities	816,317	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
California Tax-Free Bond Fund	5.6%	13.3%	5.8%
California Tax-Free Money Fund	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	57.0	47.8	54.3
Georgia Tax-Free Bond Fund	13.8	6.3	3.0
High Yield Multi-Sector Account Portfolio	86.1	66.6	57.1
Intermediate Tax-Free High Yield Fund	16.2	16.3	5.2
Investment-Grade Corporate Multi-Sector Account Portfolio	82.4	70.0	90.2
Maryland Short-Term Tax-Free Bond Fund	35.5	24.3	19.1
Maryland Tax-Free Bond Fund	14.1	6.9	6.9
Maryland Tax-Free Money Fund	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	388.2	339.8	286.7
New Jersey Tax-Free Bond Fund	10.0	7.5	6.9
New York Tax-Free Bond Fund	7.7	11.6	2.9
New York Tax-Free Money Fund	(a)	(a)	(a)
Tax-Efficient Equity Fund	17.0	13.2	16.8
Tax-Exempt Money Fund	(a)	(a)	(a)
Tax-Free High Yield Fund	8.5	13.3	3.7

Fund	Fiscal Year Ended
	2/28/17	2/29/16	2/28/15
Tax-Free Income Fund	11.5	8.0	8.4
Tax-Free Short-Intermediate Fund	27.4	14.9	18.7
Virginia Tax-Free Bond Fund	11.8	11.0	6.2

(a) Money funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Corporate Income Fund	41.7%	48.5%	48.9%
Credit Opportunities Fund	62.7	100.9	132.6
Floating Rate Fund	55.9	39.4	55.1
Global Multi-Sector Bond Fund	111.5	163.5	114.1
GNMA Fund	429.2	467.3	430.0
Government Money Fund	(c)	(c)	(c)
Government Reserve Fund	(c)	(c)	(c)
High Yield Fund	74.0	68.4	59.2
Inflation Protected Bond Fund	179.8	102.2	178.2
Institutional Cash Reserves Fund	(c)	(e)	(e)
Institutional Core Plus Fund	104.3	160.1	149.9
Institutional Credit Opportunities Fund	70.5	105.7 (f)	240.4
Institutional Floating Rate Fund	62.9	49.5	48.0
Institutional Global Multi-Sector Bond Fund	116.7	208.0	148.3
Institutional High Yield Fund	79.4	69.7	66.0
Institutional Long Duration Credit Fund	46.9	55.7	65.0
Limited Duration Inflation Focused Bond Fund	114.2	105.4	91.9
New Income Fund	99.9	164.3	144.7
Personal Strategy Balanced Fund	63.1	75.6	68.6
Personal Strategy Growth Fund	58.3	64.0	52.6
Personal Strategy Income Fund	61.2	81.1	73.2
Retirement 2005 Fund	15.9	17.7	13.8
Retirement 2010 Fund	11.8	14.0	14.3
Retirement 2015 Fund	13.4	16.1	14.2
Retirement 2020 Fund	14.1	16.3	10.3
Retirement 2025 Fund	15.6	14.6	9.2
Retirement 2030 Fund	16.4	15.8	9.2
Retirement 2035 Fund	15.8	15.2	8.1
Retirement 2040 Fund	17.9	15.2	7.8
Retirement 2045 Fund	13.6	13.9	7.9
Retirement 2050 Fund	16.0	12.9	6.6
Retirement 2055 Fund	13.9	11.4	8.3

Fund	Fiscal Year Ended
	5/31/17	5/31/16	5/31/15
Retirement 2060 Fund	18.8	26.5	23.9
Retirement Balanced Fund	12.3	12.1	15.0
Retirement I 2005 Fund—I Class	31.1	34.0	(e)
Retirement I 2010 Fund—I Class	19.0	12.6	(e)
Retirement I 2015 Fund—I Class	20.3	14.7	(e)
Retirement I 2020 Fund—I Class	11.6	8.0	(e)
Retirement I 2025 Fund—I Class	13.0	7.1	(e)
Retirement I 2030 Fund—I Class	12.4	7.1	(e)
Retirement I 2035 Fund—I Class	12.7	7.0	(e)
Retirement I 2040 Fund—I Class	11.0	6.2	(e)
Retirement I 2045 Fund—I Class	11.1	5.2	(e)
Retirement I 2050 Fund—I Class	9.0	9.6	(e)
Retirement I 2055 Fund—I Class	11.3	14.5	(e)
Retirement I 2060 Fund—I Class	13.3	14.0	(e)
Retirement Balanced I Fund—I Class	28.0	12.7	(e)
Short-Term Fund	(g)	(g)	(g)
Short-Term Bond Fund	48.9	44.4	53.2
Short-Term Government Fund	(e)	(e)	(e)
Target 2005 Fund	33.4	29.8	32.8
Target 2010 Fund	22.3	25.1	27.2
Target 2015 Fund	19.0	20.7	15.2
Target 2020 Fund	17.5	15.6	14.5
Target 2025 Fund	17.7	20.3	22.2
Target 2030 Fund	17.2	14.7	14.6
Target 2035 Fund	16.1	23.1	15.4
Target 2040 Fund	20.4	17.0	19.7
Target 2045 Fund	19.5	25.7	16.6
Target 2050 Fund	25.6	28.5	12.7
Target 2055 Fund	24.5	32.8	29.3
Target 2060 Fund	55.9	37.5	20.5
Total Return Fund	190.8	(e)	(e)
Treasury Reserve Fund	(c)	(c)	(c)
U.S. High Yield Fund(h)	165.3	174.0	201.0
U.S. Treasury Intermediate Fund	53.8	47.3	60.7
U.S. Treasury Long-Term Fund	32.7	35.8	45.5
U.S. Treasury Money Fund	(c)	(c)	(c)
Ultra Short-Term Bond Fund	115.9	98.9	127.6

(a) The increase in the fund’s portfolio turnover rate resulted from the most recently completed fiscal year being the first full fiscal year that the fund was in operation.

(b) The increase in the fund’s turnover rate was primarily due to adverse market conditions and certain housing policy changes, which resulted in greater reinvestments from mortgage prepayments and an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (“TBA”) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

(c) Money funds are not required to show portfolio turnover.

(d) The increase in the fund’s turnover rate was primarily due to anticipated interest rate changes and adverse market conditions that significantly impacted inflation-linked securities, which resulted in greater portfolio reallocations than in prior years.

(e) Prior to commencement of operations.

(f) The difference in the fund’s portfolio turnover rate resulted from a significant decrease in the fund’s assets during the most recently completed fiscal year.

(g) Funds holding only short-term securities are not required to show portfolio turnover.

(h) The portfolio turnover rates include activity of the Henderson High Yield Opportunities Fund (the fund’s predecessor fund) through May 19, 2017. The rates shown for the periods ended May 31, 2015, and May 31, 2016, are for the predecessor fund’s fiscal years ended July 31, 2015, and July 31, 2016, respectively. The rate shown for the period ended May 31, 2017, is for the period August 1, 2017, through May 31, 2017.

Fund	Fiscal Year Ended
	10/31/17	10/31/16	10/31/15
Africa & Middle East Fund	60.2%	82.5%	60.4%
Asia Opportunities Fund	52.0	52.4	93.0
Cash Reserves Fund	(a)	(a)	(a)
Emerging Europe Fund	40.2	47.5	63.9
Emerging Markets Stock Fund	30.9	24.4	15.8
Emerging Markets Value Stock Fund	63.6	93.8	15.6
European Stock Fund	48.2	36.7	47.7
Global Allocation Fund	35.8	46.6	33.5
Global Growth Stock Fund	69.7	73.3	117.2
Global Stock Fund	96.4	134.6	136.5
Institutional Africa & Middle East Fund	55.7	74.9	60.3
Institutional Emerging Markets Equity Fund	19.7	35.6	21.1
Institutional Frontier Markets Equity Fund	57.8	45.5	48.0
Institutional Global Focused Growth Equity Fund	105.7	136.8	139.8
Institutional Global Growth Equity Fund	84.0	79.6	106.0
Institutional Global Value Equity Fund	84.0	108.3	99.0
Institutional International Concentrated Equity Fund	112.1	120.3	184.0
Institutional International Core Equity Fund	11.5	22.1	18.0
Institutional International Growth Equity Fund	34.7	37.1	36.1
International Concentrated Equity Fund	118.0	147.8	181.1
International Discovery Fund	22.2	27.5	39.6
International Equity Index Fund	8.1	11.4	23.2
International Stock Fund	31.3	36.1	32.4
International Value Equity Fund	50.2	37.1	25.4

Fund	Fiscal Year Ended
	10/31/17	10/31/16		10/31/15
Japan Fund	13.4	25.3		54.7
Latin America Fund	27.8	26.9		23.2
Multi-Strategy Total Return Fund	(b)	(b)		(b)
New Asia Fund	71.3	39.4		53.2
Overseas Stock Fund	13.4	13.7		12.8
Summit Municipal Income Fund	10.0	5.7		16.7
Summit Municipal Intermediate Fund	9.7	12.1		11.8
Summit Municipal Money Market Fund	(a)	(a)		(a)
U.S. Bond Enhanced Index Fund	82.9	96.1	(c)	122.0	(c)

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

(c) The increase in the fund’s turnover rate was primarily due to an increased focus on purchasing mortgage-backed securities through the TBA market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

Fund	Fiscal Year Ended
	12/31/17	12/31/16	12/31/15
Balanced Fund	48.7%	58.4%	65.1%
Blue Chip Growth Fund	34.5	32.4	33.1
Capital Appreciation Fund	59.2	61.6	67.1
Capital Appreciation & Income Fund	(a)	(a)	(a)
Capital Opportunity Fund	36.8	46.6	40.7
Communications & Technology Fund	7.3	15.7	13.5
Diversified Mid-Cap Growth Fund	26.8	20.6	18.2
Dividend Growth Fund	15.5	11.3	24.6
Dynamic Global Bond Fund	109.6	178.5	183.1
Emerging Markets Bond Fund	62.6	59.5	61.5
Emerging Markets Corporate Bond Fund	116.9	130.9	115.1
Emerging Markets Corporate Multi-Sector Account Portfolio	92.9	137.4	110.8
Emerging Markets Local Currency Bond Fund	69.9	119.5	89.6
Emerging Markets Local Multi-Sector Account Portfolio	58.7	119.7	86.1
Equity Income Fund	20.2	19.4	27.2 (b)
Equity Index 500 Fund	6.8	8.6	10.0
Extended Equity Market Index Fund	23.2	22.2	23.0
Financial Services Fund	54.8	41.8	38.1
Global Consumer Fund	88.9 (c)	28.4	(a)
Global High Income Bond Fund	82.0	107.2	78.9
Global Industrials Fund	91.5	54.5	67.4

Fund	Fiscal Year Ended
	12/31/17		12/31/16	12/31/15
Global Real Estate Fund	13.2		17.5	20.5	(b)
Global Technology Fund	204.3		170.8	219.4
Growth & Income Fund	64.9		82.2	76.4	(b)
Growth Stock Fund	50.8		44.1	37.8
Health Sciences Fund	37.5		24.9	31.0
Institutional Emerging Markets Bond Fund	71.2		83.4	72.2
Institutional International Bond Fund	47.1		76.2	63.2
Institutional Large-Cap Core Growth Fund	41.1		40.2	32.7
Institutional Large-Cap Growth Fund	36.1		36.8	39.5
Institutional Large-Cap Value Fund	30.8		26.2	34.1
Institutional Mid-Cap Equity Growth Fund	31.1		35.9	39.6
Institutional Small-Cap Stock Fund	41.6		42.2	28.3
Institutional U.S. Structured Research Fund	36.4		34.0	57.0
International Bond Fund	58.1		72.9	60.0
International Bond Fund (USD Hedged)	13.5		(a)	(a)
Mid-Cap Growth Fund	25.8		28.7	27.4
Mid-Cap Index Fund	28.2		30.2	0.9	(d)
Mid-Cap Value Fund	31.7		50.4	45.8
New America Growth Fund	74.9		92.7	81.0
New Era Fund	60.1		65.6	76.7
New Horizons Fund	38.8		42.0	34.1
QM Global Equity Fund	16.3		12.4	(a)
QM U.S. Small & Mid-Cap Core Equity Fund	23.6	(c)	10.6	(a)
QM U.S. Small-Cap Growth Equity Fund	12.0		10.1	9.5
QM U.S. Value Equity Fund	41.2		21.8	(a)
Real Assets Fund	65.4		49.0	43.0
Real Estate Fund	10.2		6.1	6.6
Retirement Income 2020 Fund	14.5		(a)	(a)
Science & Technology Fund	66.8		81.2	82.0
Small-Cap Index Fund	18.8		22.5	0.9	(d)
Small-Cap Stock Fund	36.3		38.1	20.4
Small-Cap Value Fund	17.1		22.3	32.2	(b)
Spectrum Growth Fund	12.2		10.5	14.6
Spectrum Income Fund	13.3		17.7	17.9
Spectrum International Fund	3.9		10.8	2.1
Total Equity Market Index Fund	8.6		7.2	7.5
U.S. Large-Cap Core Fund	60.5		79.7	57.5
Value Fund	95.7		106.5	68.2

(a) Prior to commencement of operations.

(b) The increase in the fund’s portfolio turnover rate was primarily due to a portfolio manager change during the prior fiscal year, which resulted in a greater repositioning of the portfolio and more frequent trading activity.

(c) The increase in the fund’s portfolio turnover rate resulted from the most recently completed fiscal year being the first full fiscal year that the fund was in operation.

(d) For the period December 9, 2015, through December 31, 2015.

SECURITIES LENDING ACTIVITIES

JPMorgan Chase and State Street Corporation (the “Agents”) each serve as a custodian and securities lending agent for the Price Funds. As the securities lending agent, they each administer the funds’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Price Funds and each Agent.

Each Agent is responsible for making available to approved borrowers securities from each fund’s portfolio. Each Agent is also responsible for the administration and management of each fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required cash collateral is delivered by the borrower(s), arranging for the investment of cash collateral received from borrowers in accordance with the investment vehicle approved by each fund’s Board, and arranging for the return of loaned securities to the fund in accordance with the funds’ instruction or at loan termination. As compensation for their services, each Agent receives a portion of the amount earned by each fund for lending securities.

The following table sets forth, for each fund’s most recently completed fiscal year, the fund’s gross income received from securities lending activities, any fees and/or other compensation paid by the fund for securities lending activities, and the net income earned by the fund for securities lending activities. The funds do not pay cash collateral management fees, separate administrative fees, separate indemnification fees, or other fees not reflected in the following table. Net income from securities lending activities may differ from the amount reported in a fund’s annual report, which reflects estimated accruals. In addition, the securities lending activities information disclosed in the table is only for funds that have filed annual registration statement updates on or after March 1, 2018. For all other funds, such information will be disclosed in connection with the next annual update filed by that fund.

		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Africa & Middle East Fund	0	0	0	0	0
Asia Opportunities Fund	$4,918	$353	$2,562	$2,915	$2,003
Cash Reserves Fund	(a)	(a)	(a)	(a)	(a)
Emerging Europe Fund	9,983	1,496	7	1,504	8,480
Emerging Markets Stock Fund	0	0	0	0	0
Emerging Markets Value Stock Fund	0	0	0	0	0
European Stock Fund	35,034	4,913	2,279	7,192	27,842
Global Allocation Fund	6,783	938	532	1,471	5,312
Global Growth Stock Fund	0	0	0	0	0
Global Stock Fund	235,492	22,378	86,301	108,679	126,814

		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Institutional Africa & Middle East Fund	0	0	0	0	0
Institutional Emerging Markets Equity Fund	0	0	0	0	0
Institutional Frontier Markets Equity Fund	0	0	0	0	0
Institutional Global Focused Growth Equity Fund	13,801	1,402	4,448	5,851	7,950
Institutional Global Growth Equity Fund	0	0	0	0	0
Institutional Global Value Equity Fund	3,311	447	329	776	2,536
Institutional International Concentrated Equity Fund	18,435	2,585	1,199	3,785	14,650
Institutional International Core Equity Fund	28,093	3,148	7,105	10,253	17,840
Institutional International Growth Equity Fund	11,794	1,508	1,737	3,245	8,549
International Concentrated Equity Fund	980	137	64	201	779
International Discovery Fund	2,775,165	372,462	292,056	664,517	2,110,648
International Equity Index Fund	255,656	31,083	48,411	79,494	176,162
International Stock Fund	3,577,314	440,605	639,938	1,080,543	2,496,771
International Value Equity Fund	5,914,161	764,118	820,018	1,584,136	4,330,025
Japan Fund	419,109	56,989	39,167	96,156	322,953
Latin America Fund	24,087	2,823	5,263	8,085	16,001
Multi-Strategy Total Return Fund	0	0	0	0	0
New Asia Fund	156,302	17,279	41,105	58,384	97,919
Overseas Stock Fund	6,211,731	782,399	995,725	1,778,123	4,433,608
Summit Municipal Income Fund	(a)	(a)	(a)	(a)	(a)
Summit Municipal Intermediate Fund	(a)	(a)	(a)	(a)	(a)
Summit Municipal Money Market Fund	(a)	(a)	(a)	(a)	(a)
U.S. Bond Enhanced Index Fund	98,309	4,339	69,509	73,848	24,461

(a) This fund does not participate in securities lending.

		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Balanced Fund	$348,703	$44,484	$52,242	$96,726	$251,977
Blue Chip Growth Fund	5,133,718	275,362	3,303,403	3,578,766	1,554,953
Capital Appreciation Fund	0	0	0	0	0
Capital Appreciation & Income Fund	0	0	0	0	0
Capital Opportunity Fund	24,630	3,695	0	3,695	20,935
Communications & Technology Fund	3,665,223	513,997	240,818	754,816	2,910,408
Diversified Mid-Cap Growth Fund	832,735	49,281	508,377	557,658	275,077
Dividend Growth Fund	315,170	13,255	229,764	243,019	72,151
Dynamic Global Bond Fund	1,709	258	0	258	1,452
Emerging Markets Bond Fund	0	0	0	0	0
Emerging Markets Corporate Bond Fund	0	0	0	0	0
Emerging Markets Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Emerging Markets Local Currency Bond Fund	0	0	0	0	0
Emerging Markets Local Multi-Sector Account Portfolio	(a)	(a)	(a)	(a)	(a)
Equity Income Fund	0	0	0	0	0
Equity Index 500 Fund	3,159,277	144,361	2,243,137	2,387,498	771,779
Extended Equity Market Index Fund	1,924,596	176,007	756,351	932,358	992,238
Financial Services Fund	160,621	10,867	89,966	100,833	59,788
Global Consumer Fund	888	123	68	191	697
Global High Income Bond Fund	0	0	0	0	0
Global Industrials Fund	3,727	267	1,947	2,213	1,514
Global Real Estate Fund	0	0	0	0	0
Global Technology Fund	0	0	0	0	0
Growth & Income Fund	173,393	25,999	274	26,273	147,120
Growth Stock Fund	9,680,776	1,452,541	0	1,452,541	8,228,236
Health Sciences Fund	0	0	0	0	0
Institutional Emerging Markets Bond Fund	0	0	0	0	0
Institutional International Bond Fund	0	0	0	0	0
Institutional Large-Cap Core Growth Fund	100,543	10,325	31,946	42,271	58,271

		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees /compensation for securities lending activities	Net income from securities lending activities
Institutional Large-Cap Growth Fund	1,788,223	268,287	1,653	269,940	1,518,283
Institutional Large-Cap Value Fund	274,775	24,225	114,306	138,531	136,244
Institutional Mid-Cap Equity Growth Fund	92,046	13,807	0	13,807	78,239
Institutional Small-Cap Stock Fund	0	0	0	0	0
Institutional U.S. Structured Research Fund	27,528	4,131	0	4,131	23,397
International Bond Fund	0	0	0	0	0
International Bond Fund (USD Hedged)	0	0	0	0	0
Mid-Cap Growth Fund	387,675	58,151	0	58,151	329,524
Mid-Cap Index Fund	5,159	339	2,844	3,183	1,976
Mid-Cap Value Fund	0	0	0	0	0
New America Growth Fund	1,370,473	205,606	0	205,606	1,164,867
New Era Fund	14,430	2,165	0	2,165	12,266
New Horizons Fund	0	0	0	0	0
QM Global Equity Fund	2,304	237	720	956	1,348
QM U.S. Small-Cap Growth Equity Fund	2,889,198	199,065	1,584,042	1,783,107	1,106,091
QM U.S. Small & Mid-Cap Core Equity Fund	19,456	1,748	7,807	9,555	9,901
QM U.S. Value Equity Fund	0	0	0	0	0
Real Assets Fund	0	0	0	0	0
Real Estate Fund	0	0	0	0	0
Retirement Income 2020 Fund	(a)	(a)	(a)	(a)	(a)
Science & Technology Fund	1,575,886	236,400	0	236,400	1,339,486
Small-Cap Index Fund	14,680	1,540	3,831	5,371	9,309
Small-Cap Stock Fund	0	0	0	0	0
Small-Cap Value Fund	0	0	0	0	0
Spectrum Growth Fund	(a)	(a)	(a)	(a)	(a)
Spectrum Income Fund	(a)	(a)	(a)	(a)	(a)
Spectrum International Fund	(a)	(a)	(a)	(a)	(a)
Total Equity Market Index Fund	478,875	39,018	221,565	260,583	218,292
U.S. Large-Cap Core Fund	37,426	5,626	0	5,626	31,800
Value Fund	1,488,589	125,468	658,095	783,563	705,026

(a) This fund does not participate in securities lending.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

The following financial statements are provided in accordance with the Investment Company Act of 1940, which requires a registered investment company to have a net worth of at least $100,000.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
July 10, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000
Prepaid registration fees	125,166
Total assets	225,166

Liabilities

Payable to manager	(125,166)
Total liabilities	(125,166)

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares authorized	$100,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS

July 10, 2017

Expenses

Organization expenses	$5,775
Reimbursed by manager	(5,775)
Net investment income	–

INCREASE (DECREASE) IN NET ASSETS FROM START-UP OPERATIONS	$–

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc., was organized on April 27, 2017, as a Maryland corporation with one initial series, the T. Rowe Price Total Return Fund (the fund), and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Through July 10, 2017, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the fund at $10.00 per share on July 10, 2017, to T. Rowe Price Associates, Inc. The exchange was settled in the ordinary course of business on July 10, 2017, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Organization and Offering Costs Organization costs are expensed as incurred and consist of incorporation fees, initial audit fees, and other costs incurred in connection with the establishment of the fund. Offering costs are amortized over a 12-month period upon commencement of fund operations and consist of registration fees, underwriting fees, and initial printing and other costs incurred in connection with the initial offering of the fund.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which will be computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets.

Under the terms of the investment management agreement, the manager will be required to bear all expenses of the Investor Class, excluding interest, taxes, brokerage commissions, and other nonrecurring expenses permitted by the investment management agreement, through February 29, 2020, which would otherwise cause the fund’s ratio of total expenses to daily average net assets (expense ratio) of the fund’s Investor Class shares to exceed its expense limitation of 1.35%. The fund will be required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

Through July 10, 2017, the fund incurred organization expenses in the approximate amount of $5,775, which the manager has paid on the fund’s behalf in accordance with the expense limitation. Also, through July 10, 2017, initial offering fees in the amount of $125,166 were paid by the manager on behalf of the fund and will be repaid upon commencement of operations.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

T. Rowe Price Multi-Strategy Total Return Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of the T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the “Fund”) as of July 10, 2017, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 24, 2017

The following financial statements are provided in accordance with the Investment Company Act of 1940, which requires a registered investment company to have a net worth of at least $100,000.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND
August 3, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000
Prepaid registration fees	154,403
Total assets	254,403

Liabilities

Payable to manager	(154,403)
Total liabilities	(154,403)

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares authorized	$100,000

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND

STATEMENT OF OPERATIONS

August 3, 2017

Expenses

Organization expenses	$5,775
Reimbursed by manager	(5,775)
Net investment income	–

INCREASE (DECREASE) IN NET ASSETS FROM START-UP OPERATIONS	$–

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation & Income Fund, Inc. (the corporation), was organized on October 24, 2016, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Capital Appreciation & Income Fund (the fund) is a diversified, open-end management investment company, and is the only portfolio currently established. Through August 3, 2017, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the fund at $10.00 per share on August 3, 2017, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 3, 2017, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Organization and Offering Costs Organization costs are expensed as incurred and consist of incorporation fees, initial audit fees, and other costs incurred in connection with the establishment of the fund. Offering costs are amortized over a 12-month period upon commencement of fund operations and consist of registration fees, underwriting fees, and initial printing and other costs incurred in connection with the initial offering of the fund.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets.

Under the terms of an expense limitation agreement, the manager will be required to bear all expenses of the fund, excluding interest; expenses related to borrowings, taxes, and brokerage; and other nonrecurring, extraordinary expenses permitted by the expense limitation agreement, through April 30, 2020, which would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) of the fund’s Investor Class shares to exceed its expense limitation of 0.74%. The fund will be required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s Investor Class expense ratio to exceed its expense limitation. However, no repayment will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to Price Associates if such repayment does not cause the fund’s Investor Class expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived and (2) the fund’s Investor Class current expense limitation.

Through August 3, 2017, the fund incurred organization expenses in the approximate amount of $5,775, which the manager has paid on the fund’s behalf in accordance with the expense limitation agreement. Also, through August 3, 2017, initial offering fees in the amount of $154,403 were paid by the manager on behalf of the fund and will be repaid upon commencement of operations.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
T. Rowe Price Capital Appreciation & Income Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of the T. Rowe Price Capital Appreciation & Income Fund, Inc. (the “Fund”) as of August 3, 2017, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Baltimore, Maryland
August 17, 2017

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the Price Funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund’s operating policies are subject to change by the fund’s Board without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections titled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign OTC markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may be less liquid, more difficult to value, and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the U.S., and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. The imposition of fiscal and monetary controls by EMU countries can have a significant impact on Europe as a whole. In addition, such controls could prove unsustainable and lead to an abrupt and unexpected elimination of the policy, leading to significant volatility. For instance, the Swiss National Bank had adopted a policy in 2011 to guarantee that the Swiss franc would not be worth more than 1.20 euros. In 2015, the Swiss National Bank determined, with little warning to market participants, that it would no longer cap the Swiss franc’s exchange rate against the euro, which led to significant turmoil throughout the markets not only in Europe but globally.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the eurozone, that use the euro as their currency. Although the eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the eurozone and dissolution of the euro. A breakup of the eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

British Exit From EU (“Brexit”) On June 23, 2016, the United Kingdom voted via referendum to leave the EU, which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw, and it is expected that the United Kingdom’s exit from the EU will take place within two years thereafter. However, there is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but also the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

• Emerging Europe, Middle East, and Africa

The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, Eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Political risk for Russia remains high, and steps that Russia has recently taken and may take in the future to assert its geopolitical influence may increase the tensions in the region and affect economic growth. The U.S. and EU have instituted sanctions against certain Russian officials and Russian entities in response to political and military actions undertaken by Russia. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, could result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further sanctions against Russia and any retaliatory action by the Russian government could result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, any of which would significantly impair the ability of the funds to buy, sell, or receive proceeds from those securities. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia could severely impact the performance of any funds that hold Russian securities or derivatives with exposure to Russian securities or currency.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies that are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Investments in Saudi Arabia The funds generally expect to conduct their transactions in a manner in which they would not be limited by regulations to a single broker. However, there may be a limited number of brokers who can provide services to the fund in Saudi Arabia, which may have an adverse impact on the prices, quantity or timing of fund transactions.

The funds’ ability to invest in Saudi Arabian equity securities depends on the ability of T. Rowe Price as a Foreign Portfolio Manager, and the fund as a Qualified Foreign Investor (“QFI”), to obtain and maintain their respective authorizations from the Saudi Arabia Capital Market Authority (“CMA”). Even though the funds have obtained QFI approval, the funds do not have an exclusive investment quota and are subject to foreign investment limitations and other regulations imposed by the CMA on QFIs, as well as local market participants. Any change in the QFI system generally, including the possibility of T. Rowe Price or the funds losing their respective Foreign Portfolio Manager and QFI status, may adversely affect the funds.

The funds are required to use a trading account to buy and sell securities in Saudi Arabia. This trading account can be held directly with a broker, or held with a custodian, which is known as the Independent Custody Model (“ICM”). The ICM approach is generally regarded as preferable because securities are under the safe keeping and control of the custodian and would be recoverable in the event of the bankruptcy of the custodian. When a fund utilizes the ICM approach, it relies on a broker standing instruction letter to authorize the fund’s sub-custodian to move securities to a trading account for settlement, based on the details supplied by the broker. However, an authorized broker could potentially either fraudulently or erroneously sell a fund’s securities, although opportunities for a local broker to conduct fraudulent transactions are limited due to short trading hours (trading hours in Saudi Arabia are generally between 10 a.m. to 3 p.m.) In addition, the risk of fraudulent or erroneous transactions are further mitigated by a manual pre-matching process conducted by the custodian, which validates the fund’s settlement instructions with the local broker contract note and the transaction report from the depository. Similar risks also apply to using a direct broker trading account. When a fund utilizes a direct broker trading account, the account is set up in the fund’s name, and the assets are likely to be treated as ring-fenced and separated from any other accounts at the broker. However, if the broker defaults, there may be a delay to recovering the fund’s assets that are held in the broker account and legal proceedings may need to be initiated in order to do so.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies, and global demand for commodities.

• Japan

The Japanese economy fell into a recession in the late 2000s due in part to the global economic crisis during that period. This economic recession was likely compounded by an unstable financials sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s government has recently implemented significant economic reform aimed at jump-starting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financials sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy, and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by overextension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets, and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the region and the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a fund invests. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

• Investments in Local Chinese Securities

China Interbank Bond Market Certain funds may invest in the China Interbank Bond Market. In February 2016, China’s authorities announced that a wide range of foreign institutional investors (such as the funds) would be given access to the China Interbank Bond Market, which has made it much easier for international investors to access China’s bond market. Transactions in the China Interbank Bond Market are subject to certain risks. Market volatility and potential lack of liquidity due to low trading volume of certain debt securities in the China Interbank Bond Market may result in prices of certain debt securities traded on such market fluctuating significantly. In addition, the bid and offer spreads of the prices of such securities may be large, and the funds may therefore incur significant trading and realization costs and may even suffer losses when selling such investments.

To the extent that the funds transact in the China Interbank Bond Market, the funds may also be exposed to risks associated with settlement procedures and default of counterparties. The counterparty which has entered into a transaction with the funds may default in its obligation to settle the transaction by delivery of the relevant security or by payment for value.

Since the relevant filings and account opening for investment in the China Interbank Bond Market have to be carried out via an onshore settlement agent, the funds are subject to the risks of default or errors on the part of the onshore settlement agent.

The China Interbank Bond Market is also subject to regulatory risks. The relevant rules and regulations on investment in the China Interbank Bond Market are subject to change which may have potential retrospective effect. In the event that the relevant Mainland authorities suspend account opening or trading on the China Interbank Bond Market, the funds’ ability to invest in the China Interbank Bond Market will be limited and, after exhausting other trading alternatives, the funds may suffer substantial losses as a result.

QFII License Certain funds may invest in local Chinese securities (“China A securities”) using a qualified foreign institutional investor (“QFII”) license. Chinese regulators require that the name of the QFII license holder be used in connection with assets held on behalf of the relevant funds. The regulators acknowledge that the assets in a fund’s account belong to that fund and not to the investment adviser or a subadviser, and the depositary has set up a subaccount in the name of each relevant fund (which is allowed under Chinese law). However, should creditors of the QFII assert that the assets in the accounts are owned by the QFII and not the relevant fund, and if a court should uphold this assertion, creditors of the QFII could seek payment from the assets of the relevant fund. Additional risks include a potential lack of liquidity, greater price volatility, and restrictions on the repatriation of invested capital.

Stock Connect Certain funds may invest in certain Shanghai-listed and Shenzhen-listed securities (“Stock Connect Securities”) through the Shanghai-Hong Kong Stock Connect or the Shenzhen-Hong Kong Stock Connect, respectively (“Stock Connect”), a joint securities trading and clearing program designed to permit mutual stock market access between mainland China and Hong Kong. Stock Connect is a joint project of the Hong Kong Exchanges and Clearing Limited (“HKEC”), China Securities Depository and Clearing Corporation Limited (“ChinaClear”), the Shanghai Stock Exchange and the Shenzhen Stock Exchange. Hong Kong Securities Clearing Company Limited (“HKSCC”), a clearing house that in turn is operated by HKEC, acts as nominee for investors accessing Stock Connect Securities.

Risks of investing through Stock Connect include:

• The current regulations relating to Stock Connect are untested and there is no certainty as to how they will be applied. In addition, the current regulations are subject to change which may have potential retrospective effects and there can be no assurance that the Stock Connect will not be abolished. New regulations may be issued from time to time by the regulators/stock exchanges in mainland China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The funds may be adversely affected as a result of such changes.

• The Stock Connect Securities in respect of the funds are held by the depositary/ sub-custodian in accounts in the Hong Kong Central Clearing and Settlement System (“CCASS”) maintained by the HKSCC as central securities depositary in Hong Kong. HKSCC in turn holds the Stock Connect Securities, as the nominee holder, through an omnibus securities account in its name registered with ChinaClear for Stock Connect. The precise nature and rights of the funds as the beneficial owners of the Stock Connect Securities through HKSCC as nominee are not well defined under Chinese law. There is lack of a clear definition of, and distinction between, “legal ownership” and “beneficial ownership” under Chinese law and there have been few cases involving a nominee account structure in the Chinese courts. Therefore, the exact nature and methods of enforcement of the rights and interests of the funds under Chinese law is uncertain. Because of this uncertainty, in the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong it is not clear if the Stock Connect Securities will be regarded as held for the beneficial ownership of the funds or as part of the general assets of HKSCC available for general distribution to its creditors.

• HKSCC and ChinaClear have established the clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants, and on the other hand undertake to fulfil the clearing and settlement obligations of its clearing participants with the counterparty clearing house. As the national central counterparty of mainland China’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the China Securities Regulatory Commission. The chances of ChinaClear default are considered to be remote. In the remote event of a ChinaClear default, HKSCC’s liabilities in Stock Connect Securities under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against ChinaClear. HKSCC should in good faith seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the relevant fund may suffer delay in the recovery process or may not fully recover its losses from ChinaClear.

• The Stock Connect is subject to quota limitations. In particular, the Stock Connect is subject to a daily quota which does not belong to or the funds and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected (although investors will be permitted to sell their cross-boundary securities regardless of the quota balance). Therefore, quota limitations may restrict the relevant fund’s ability to invest in the Stock Connect Securities on a timely basis, and the relevant fund may not be able to effectively pursue its investment strategy.

• When a stock is recalled from the scope of eligible stocks for trading via the Stock Connect, the stock can only be sold but restricted from being bought. This may affect the investment portfolio or strategy of the relevant fund, for example, if the investment manager or sub-managers wish to purchase a stock which is recalled from the scope of eligible stocks.

• Each of the HKEC, the Shanghai Stock Exchange and the Shenzhen Stock Exchange reserves the right to suspend trading if necessary for ensuring an orderly and fair market and that risks are managed prudently. Consent from the relevant regulator would be sought before a suspension is triggered. Where a suspension is effected, the relevant fund’s ability to access the Chinese market will be adversely affected.

• The Stock Connect only operates on days when both the mainland China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the mainland China market but the funds cannot carry out any Stock Connect Securities trading. The funds may be subject to a risk of price fluctuations in Stock Connect Securities during the time when the Stock Connect is not trading as a result.

• Chinese regulations require that before an investor sells any shares, there should be sufficient shares in the account; otherwise the Shanghai Stock Exchange or the Shenzhen Stock Exchange will reject the sell orders concerned. HKEC will carry out pre-trade checking on Stock Connect Securities sell orders of its participants (i.e. the stock brokers) to ensure there is no over-selling. If a fund intends to sell certain Stock Connect Securities it holds, it must transfer those Stock Connect Securities to the respective accounts of its broker(s) before the market opens on the day of selling (“trading day”). If it fails to meet this deadline, it will not be able to sell those shares on the trading day. Because of this requirement, a fund may not be able to dispose of its holdings of Stock Connect Securities in a timely manner.

• The Stock Connect is premised on the functioning of the operational systems of the relevant market participants. Market participants are permitted to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. The securities regimes and legal systems of the two markets differ significantly and market participants may need to address issues arising from the differences on an on-going basis. There is no assurance that the systems of the HKEC and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in both markets through the program could be disrupted. The relevant fund’s ability to access the mainland China market (and hence to pursue its investment strategy) may be adversely affected.

• Investment in Stock Connect Securities is conducted through brokers, and is subject to the risks of default by such brokers’ in their obligations. Investments of the funds are not covered by Hong Kong’s Investor Compensation Fund, which has been established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. Since default matters in respect of Stock Connect Securities do not involve products listed or traded in HKEC, they will not be covered by the Investor Compensation Fund. Therefore, the relevant fund is exposed to the risks of default of the broker(s) it engages in its trading in Stock Connect Securities.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented, and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market; the value of lower-rated debt securities in the funds’ portfolios; the funds’ net asset value; and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds that invest in lower-rated debt securities is more risky than investment in shares of funds that invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities that pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, a fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor that may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities that the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. Similar requirements may apply to bonds purchased with market discount. The funds must distribute substantially all of their income to their shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of municipal securities that they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. In 2010, Moody’s and Fitch recalibrated their ratings of municipal securities so they could use a single ratings scale for both municipal and corporate debt securities. This resulted in upgrades to ratings of certain municipal issuers based on the change in methodology and not on improvements in credit quality. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals that would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. “Flat tax” and “value added tax” proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal and interest value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single insurer.

High Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Money Market Funds

The T. Rowe Price money market funds limit their purchases of portfolio holdings to those U.S. dollar-denominated securities that the funds’ Boards determine present minimal credit risk and that are eligible securities as defined in Rule 2a-7 under the 1940 Act.

Rule 2a-7 requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days and that have been determined by the money market funds’ Boards (or the funds’ investment adviser, if the Boards delegate such power to the investment adviser) to present minimal credit risks to the money market funds. Accordingly, each T. Rowe Price money market fund only purchases securities that present minimal credit risks in the opinion of T. Rowe Price, pursuant to guidelines approved by each fund’s Board. In making its minimal credit risks determinations, T. Rowe Price considers the capacity of each security’s issuer or guarantor to meet its financial obligations and, in doing so, considers, to the extent appropriate, the following factors, as required by Rule 2a-7: (1) the issuer’s or guarantor’s financial condition; (2) the issuer’s or guarantor’s sources of liquidity; (3) the issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (4) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends and the issuer’s or guarantor’s competitive position within its industry. In making determinations regarding minimal credit risks, T. Rowe Price may consider additional factors, including, for example, certain asset-specific factors. Pursuant to Rule 2a-7 and guidelines approved by the funds’ Boards, T. Rowe Price provides an ongoing review of the credit quality of each portfolio security to determine whether the security continues to present minimal credit risks. A security may need to be sold if its maturity or credit quality is not acceptable under Rule 2a-7.

A “government money market fund” is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities.

There can be no assurance that the funds will achieve their investment objectives or, in the case of retail or government money market funds, be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government, and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk, even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value.

Pursuant to Rule 2a-7, “retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the funds to accounts beneficially owned by natural persons. Funds designated “retail money market funds” have implemented policies and procedures designed to limit new investments to accounts beneficially owned by natural persons and have obtained assurances from financial intermediaries that they have developed adequate procedures to limit new investments in the fund to accounts beneficially owned by natural persons. The T. Rowe Price retail money market funds will involuntarily redeem investors who do not satisfy these eligibility requirements.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated With a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from California income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and California income tax. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and health care. The state of California, and its local governments, agencies, and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are generally backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos Districts, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the state constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated With a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Georgia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Georgia income tax. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation highest annual debt service requirement cannot exceed 10% of the prior year’s state treasury receipts. The state also established “debt affordability” limits, which provide that outstanding debt will not exceed 3.5% of personal income or that maximum annual debt service will not exceed 7% of the prior year’s state treasury receipts.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated With a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from Maryland income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Maryland income tax. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated With a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New Jersey income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New Jersey income tax. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated With a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from New York income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the funds’ investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and New York income tax. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is appropriation-backed. This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation, and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated With a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Virginia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least 80% of its net assets in securities that pay interest exempt from federal and Virginia income tax. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, health care, and industrial development. The commonwealth of Virginia and its local governments, agencies, and authorities issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections.

However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities, and its agencies. Financial strength is, in turn, influenced by changing economic conditions that affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semiannual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life-care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life-care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All Tax-Free Funds

Puerto Rico From time to time, the funds may invest in debt obligations of the Commonwealth of Puerto Rico and its public corporations, as well as debt obligations of other U.S. territories, the interest of which may be exempt from U.S. federal, state, and local income taxes. As of October 1, 2017, the general obligation debt of Puerto Rico was rated Caa3 by Moody’s, D by S&P, and D by Fitch; the outlook is negative by Moody’s while the S&P and Fitch outlooks are not applicable since Puerto Rico is at the lowest credit rating. This reflects that each credit rating firm has downgraded its respective ratings of Puerto Rico’s general obligation debt further below investment grade, along with the ratings of certain related Puerto Rico issuers. The below investment-grade credit ratings reflect, in part, Puerto Rico’s default on its debt payments commencing on August 1, 2015, and continuing, as well as concerns regarding the deterioration of economic and fiscal conditions within the commonwealth, structural budget imbalances, impaired access to capital, diminished liquidity, underfunded pensions, and a rising debt burden. Developments over the past year have continued to highlight the seriousness of Puerto Rico’s fiscal crisis. In June 2015, the commonwealth’s governor, Alejandro Garcia Padilla, said that Puerto Rico would be unable to continue servicing its debt, a reversal of the previous position of the island’s government. That was followed in September 2015 by the commonwealth’s Fiscal and Economic Growth Plan, which called into question the constitutional protection of Puerto Rico’s general obligation bonds and recommended negotiations to restructure its debt. In April 2016, Puerto Rico passed legislation that would allow the governor to declare a state of emergency that would stop payments on the island’s debts through early 2017. In reaction to these developments, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) in June 2016, establishing a federally appointed fiscal control board (FCB) to oversee the island’s financial operations and possible debt restructuring. Members of the fiscal control board were announced by the Obama administration in August 2016. Over the course of numerous meetings between the commonwealth’s current governor, Ricardo Rossello, and the FCB, a financial plan emerged that provided only 23% bondholder recovery. When a PROMESA-allowed stay on litigation expired on May 1, the FCB triggered Title III of PROMESA (quasi-bankruptcy) as it deemed attempts to negotiate with bondholders unsuccessful. As a result of the challenging economic and fiscal environment facing the U.S. territory, certain securities issued by the Commonwealth of Puerto Rico and its agencies are currently considered below investment grade. Below investment-grade credit ratings, along with further downgrades, could weaken the demand for such securities, prevent those issuers from obtaining the financing they need, and limit their ability to pay interest and principal when due. Should the economic or fiscal conditions in Puerto Rico persist or worsen, the volatility, liquidity, credit quality, and performance of its municipal obligations could be severely affected. As such, a fund’s performance could be adversely impacted to the extent it has exposure to Puerto Rico municipal obligations. On September 20, 2017 Hurricane Maria crossed through Puerto Rico causing significant damage; it is expected recovery will be prolonged and require considerable resources. While the federal government has pledged assistance, through FEMA and other programs, Puerto Rico may lose population given the severity of the damage and the timeframe for re-building.

Debt As of February 1, 2017, the outstanding debt of Puerto Rico totaled $69 billion, which is large relative to the size of its economy. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations, or guarantee; public corporations such as highways, water and sewer, and electric power and municipalities.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues or by the commonwealth’s appropriations or taxes.

Though different measures suggest Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies that are independent entities in the mainland United States. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt with the rate of growth of its gross national product (“GNP”). According to the Puerto Rico Planning Board, GNP is projected to decrease 1.8% and 2.3% in fiscal years 2016 and 2017, respectively, whereas debt levels have been essentially flat.

Economy Puerto Rico’s economy is linked in many ways to the mainland U.S. economy. Like the mainland United States, the commonwealth experienced an economic recession in the late 2000s. Government officials estimate that the economy (as measured by real GNP) contracted 3.8% in 2009, 3.6% in 2010, and 1.7% in 2011, then grew by 0.5% during 2012 and contracted by 0.1% in 2013 and 1.7% in 2014. The forecast for growth is lower than that of the mainland United States, as noted above.

Manufacturing, especially pharmaceuticals, is very important to the local economy in Puerto Rico. Manufacturing accounted for approximately 48% of GNP in 2014, and 8% of nonfarm payroll employment. Services are another component of the local economy and represented 43% of GNP and 63% of employment in 2014. Tourism is an important subsector of services and an important driver of Puerto Rico’s economy. The number of tourists and the value of their expenditures increased 28% between 2009 and 2014.

For many years, mainland U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States federal corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. Following the phase-outs, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market, but employment in this sector is trending downward as some individual plants have closed while others have become more automated.

Financial Puerto Rico has yet to release its fiscal year 2015 audited financial statements; as such, the following financial information is based on preliminary and unaudited figures released by the commonwealth. Puerto Rico’s general fund revenues, on a budgetary basis, were $9.0 billion in fiscal year 2015 (yielding a deficit of $1.0 billion). In comparison, fiscal year 2014 produced a $1.2 billion deficit. The governor and his administration implemented various fiscal measures, including substantial borrowings, expense restructuring, and tax reform in an effort to reduce the budget gap but were unsuccessful in doing so. A balanced budget was originally projected for fiscal year 2016 but looks to be a deficit of $0.90 billion. For fiscal year 2017, Puerto Rico’s general fund revenues (unaudited) are running 2% above fiscal year 2016. The governor and his administration have proposed various measures to bring fiscal year operations into balance, but there are no assurances that this can be achieved.

All Funds

Cybersecurity Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, can cause disruptions and impact business operations, potentially resulting in financial losses, the inability of fund shareholders to transact, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which they invest or with which they do business.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or nonparticipating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while nonparticipating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than nonconvertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) that have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), and the Federal Agricultural Mortgage Corporation (“Farmer Mac” or “FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. GNMA, FNMA, FHLMC, and FAMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS), which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (“Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949, or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended. FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA certificates as 30-year securities that prepay in full in the 12th year. FNMA and FHLMC certificates may have differing prepayment characteristics.

Fixed rate mortgage-backed securities bear a stated “coupon rate” that represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium to or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions that are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages that back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole-loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve, such as floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-class Pass-Through Securities Unlike CMOs, U.S. government agency multi-class pass-through securities, which include FNMA guaranteed real estate mortgage investment conduit pass-through certificates and FHLMC multi-class mortgage participation certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on multi-class residential mortgage securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on multi-class residential mortgage securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities (“IOs”) receive the interest portion of the cash flow while principal-only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped mortgage-backed securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared with interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The determination of whether a particular IO or PO is liquid is made on a case-by-case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these instruments based on a number of factors, such as: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue’s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

• Adjustable Rate Mortgage Securities (“ARMs”) ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the TBA market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund forgoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest-growing sectors of the U.S. fixed income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types, including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, as long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a AAA rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment grade. Many ABS transactions are structured to include payout events/performance triggers, which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class, and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision, and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple-class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first-lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first-lien mortgage loan, additional financing that is subordinate to that first-lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk Regarding Mortgage Rates

The pass-through rates on the adjustable rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and Reinvestment Could Be Adversely Affected by Unpredictability of Prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors that influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower-yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder, and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most credit card-backed securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events, which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets that pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation protected bonds typically have lower yields than conventional fixed rate bonds. Municipal inflation bonds generally have a fixed principal amount, and the inflation component is reflected in the nominal coupon.

Inflation protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Collateralized Bond or Loan Obligations

Collateralized bond obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or pools of asset-backed securities. Collateralized loan obligations (“CLOs”) are bonds collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank that has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries, which are referred to as loans to developing countries debt (“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or that have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

The determination of whether particular loan participations are liquid is made on a case-by-case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on a number of factors. These factors may include: the frequency of trades and quotes for the loan; number of dealers willing to purchase or sell and number of other potential purchasers; nature of the trading market, such as the time needed to dispose of the security, the method of soliciting offers, and mechanics of the transfer; spreads between the bid and ask prices; and other factors relevant to loan participations, taking into consideration their unique and longer settlement requirements.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

The Investment Managers will generally choose not to receive material nonpublic information about the issuers of loans who also issue publicly traded securities that a Price Fund owns or may want to own. As a result, the Investment Managers may have less information than other investors about certain of the loans in which they invest or seek to invest on behalf of the Price Funds or other client accounts. In some circumstances, the Investment Managers may receive material nonpublic information about an issuer as a result of a Price Fund’s ownership of a loan involving that issuer. In these situations, a fund may be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so due to prohibitions on trading in securities of issuers while in possession of material nonpublic information. Unlike registered securities, such as most stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less protection against fraud and other improper practices than investors in registered securities because investors in loans (such as the funds) may not be entitled to rely on the protections of the federal securities laws.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-kind (“PIK”) instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. Similar requirements may apply to bonds purchased with market discount. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks, which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims, and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization, which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that gains from trade claims would not be treated as gains from the sale of securities for federal income tax purposes. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds’ Boards determine such securities are illiquid, they will be subject to the funds’ limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors, which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or by T. Rowe Price.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the IRS, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Interest on tax-exempt private activity bonds has generally been subject to the alternative minimum tax (AMT). However, interest on all private activity bonds issued in 2009 or 2010 will be exempt from the AMT. In addition, interest on private activity bonds that were issued after 2003, and refunded during 2009 or 2010, will be exempt from the AMT.

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Build America Bonds The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments received a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. The municipality could elect to either take the federal subsidy or it can pass a 35% tax credit along to bondholders. Investments in these bonds will result in taxable interest income, and the funds may elect to pass through to shareholders any corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the AMT, but those tax credits are generally not refundable.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: In the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third-party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third-party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the IRS has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the retail or government money funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but they tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities that are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described previously, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issued securities, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, will be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values; risks related to local or general economic conditions, particularly lack of demand; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; obsolescence; losses due to natural disasters; condemnation of properties; regulatory limitations on rents and fluctuations in rental income; variations in market rental rates; and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions, which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations, which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification, so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his or her proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITs may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Partnerships

The funds may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unitholders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (for example, real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be fewer legal protections afforded to investors in a partnership than to investors in a corporation. At times, partnerships may potentially offer relatively high yields compared with common stocks. Because partnerships are generally treated as “pass through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unitholders (except in the case of some publicly traded partnerships that may be taxed as corporations).

Illiquid or Restricted Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid involves a variety of factors. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a fund should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to the extent possible to increase the amount of its investments in liquid securities.

Notwithstanding the above, the funds may purchase securities that, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (Other Than the Money Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities, and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief, which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company, and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other Price Funds invest include high yield bonds, floating rate loans, inflation-linked securities, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Hedge Funds Investments in unregistered hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as mutual funds and other registered investment companies, and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows that limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and such funds often engage in leveraging, short-selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional mutual funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions.

For the various reasons cited above, investments in a hedge fund are considered illiquid by an investing fund. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities that, at the time of investment, have remaining maturities of 397 calendar days or less or adjustable rate government securities that may have maturities longer than 397 calendar days but have interest rate resets within 397 calendar days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

Eligible Money Market Securities Defined

Effective October 14, 2016, pursuant to amendments adopted by the SEC, Rule 2a-7 eliminated references to requisite NRSROs, credit ratings, and “first tier and second tier money market securities,” but continues to require money market funds to invest only in eligible securities, as defined in amended Rule 2a-7. Under amended Rule 2a-7, an eligible security is a security that (i) is issued by a registered investment company that is a money market fund, (ii) is a government security, and/or (iii) has a remaining maturity of 397 calendar days or less and has been determined by the fund’s Board (or its delegate) to present minimal credit risks to the fund. The credit risk determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. In doing so, the analysis must include, to the extent appropriate, consideration of:

(a) the security’s issuer’s or guarantor’s financial condition;

(b) the security’s issuer’s or guarantor’s sources of liquidity;

(c) the security’s issuer’s or guarantor’s ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

(d) the strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends, and the issuer’s or guarantor’s competitive position within its industry.

The credit risk analysis may include additional factors that may be relevant in evaluating certain specific asset types, as described in amended Rule 2a-7.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment programs.

A derivative is a financial instrument that has a value based on—or “derived from”—the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments.

Like most other fund investments, derivatives are subject to the risk that the market value of the underlying asset will change in a way that is detrimental to the funds’ interest. However, the risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Because some derivatives involve leverage, returns can be magnified, either positively or negatively, and adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.

The funds may use derivatives for a variety of purposes. Potential uses include, but are not limited to, the following: adjusting duration; managing exposure to changes in interest rates, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to their exposure to a particular country or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Some derivatives are traded on exchanges, while other derivatives are privately negotiated and entered into in the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges or other securities exchanges. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

Certain OTC derivatives are subject to counterparty risk, whereas the exposure to default for exchange-traded derivatives is assumed by the exchange’s clearinghouse. Counterparty risk is the risk that a party to an OTC derivatives contract may fail to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, or the failure of the counterparty to make required payments or comply with the terms of the contract. In the event of insolvency of the counterparty, the funds may be unable to liquidate a derivatives position. Because the purchase and sale of an OTC derivative does not have the guarantee of a central clearing organization, the creditworthiness of the counterparty is an additional risk factor that the funds need to consider and monitor.

In accordance with the 1940 Act and various SEC and SEC staff interpretive positions, the fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a derivative agreement contractually requires a fund to settle in cash, the fund will determine its daily obligation to the counterparty and will maintain sufficient liquid assets to cover that obligation.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts, including stock index, interest rate, and currency futures (“futures” or “futures contracts”).

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds’ exposure to the market.

Index funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. Otherwise, the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds’ portfolios, as a cash management tool, or as an efficient way to implement either an increase or a decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds’ portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds’ portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low-cost means of implementing the funds’ objectives in these areas.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

Limitations on Futures

If the funds purchase or sell futures contracts or related options that do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds’ assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, the funds will determine daily an amount of cash, liquid assets, or other suitable cover (such as owning an offsetting position) as permitted by the SEC, equal to the market value of the futures and options contracts thereon (less any related margin deposits) to cover the position. As a result, the commitment of a large portion of the funds’ assets to cover open futures or options positions could impede portfolio management or the funds’ ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

The CFTC’s rules limit the ability of a mutual fund to use commodities, futures, swaps, and certain other derivatives if its investment adviser does not register with the CFTC as a commodity pool operator (“CPO”) with respect to the fund. It is expected that all of the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules. As a result, T. Rowe Price does not intend to register with the CFTC as a CPO on behalf of any of the Price Funds. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a CPO and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

For funds that utilize commodity interests, a notice has been filed on behalf of the funds with the National Futures Association claiming an exclusion from the definition of CPO under the Commodity Exchange Act, as amended, pursuant to CFTC Rule 4.5. Accordingly, the Price Funds’ Investment Manager has not been subject to registration or regulation as a CPO.

With respect to a futures contract that is settled with an exchange of cash payments, a fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the variation margin of the futures contract. When entering into a futures contract that does not settle in cash (a physically settled futures contract), a fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the fund may cover its position in a long future by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the fund. A position in a short future may be covered by purchasing a call option on the same futures contract with a strike price no higher than the futures contract. For asset segregation purposes, physically settled futures contracts (and written options on such contracts) will be treated like cash settled futures contracts when a fund has entered into a contractual arrangement with a futures commission merchant or other counterparty to off-set the fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.

All Funds (Other Than the Money Funds)

Special Risks of Transactions in Futures Contracts

• Volatility and Leverage The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial losses, as well as gains, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

• Fellow-Customer Risk The funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow-customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

• Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds’ position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

• Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments that are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds’ underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price’s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments’ underlying futures might advance, and the value of the underlying instruments held in the funds’ portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that, over time, the value of the funds’ portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, they might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and the futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of the NYSE, normally at 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract that might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other Price Funds. Such aggregated orders would be allocated among the fund and the other Price Funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under “Special Risks of Transactions in Futures Contracts” are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, they would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions, closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers’ orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if they had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts that the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, board of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks that differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, they may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

All Funds (Other Than the Money Funds)

Currency Derivatives

The funds may use currency derivatives for a variety of purposes, such as settling trades in a foreign currency, attempting to protect a fund’s holdings from unfavorable changes in currency exchange rates, and various currency hedging techniques (for example, gaining exposure to a currency expected to appreciate in value versus other currencies).

The funds may settle trades of non-U.S. dollar-denominated holdings on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward currency exchange contracts and currency futures, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in an FX spot are exchanged following the settlement date.

A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds’ use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument—the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds’ entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. A fund may net any offsetting positions when calculating its aggregate market exposure to a particular currency and in managing the portfolio within its limit on the use of foreign currency instruments. This may occur, for instance, where a fund has entered into two forward foreign currency exchange contracts with concurrent settlement dates, and one provides for delivery of currency A and receipt of currency B and the other contract provides for delivery of currency B and receipt of currency A.

The funds may also engage in non-deliverable forward transactions to manage currency risk, as well as to gain exposure to a currency, whether or not the fund owns securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed-upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. When currency exchange rates do not move as anticipated, a fund could sustain losses on the non-deliverable forward transaction. This risk is heightened when the transactions involve currencies of emerging market countries.

The funds may enter into forward contracts for any purpose consistent with the funds’ investment objectives and programs. The funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds’ holdings of liquid assets as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

If the value of the assets being used as cover declines or the amount of the fund’s commitment increases because of changes in currency rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward agreement. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward transaction as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to comply with the terms of the contract. There is no assurance that a fund would succeed in pursuing any contractual remedies available under the agreement.

Although most currency derivatives will generally be considered liquid investments, the funds may consider derivatives that involve particular currencies to be illiquid. The funds’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Regulation of OTC Derivatives

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate OTC derivatives for the first time (including many of the trades previously described, such as forward currency exchange contracts and swap agreements. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed on exchanges or “swap execution facilities” and be submitted for clearing to regulated clearinghouses. OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. OTC derivatives clearing firms typically demand the unilateral ability to increase a customer’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives and impose new requirements to the holding of customer collateral by OTC derivatives dealers. It is possible that new requirements will increase the amount of collateral the funds are required to provide and the costs associated with providing it.

With respect to cleared OTC derivatives, the funds will not face a clearinghouse directly but rather through a clearing firm that is registered with the CFTC or SEC to act as a clearing member. The funds may face the indirect risk of the failure of another customer of the funds’ clearing firm to meet its obligations to such clearing member. This scenario could be triggered by a customer’s failure to meet its obligations to the clearing member or arise due to a default by the clearing member on its obligations to the clearinghouse.

The SEC and CFTC will also require most standardized swaps that are currently executed on a bilateral basis in the OTC markets to be executed through a derivatives exchange or a regulated entity created by Dodd-Frank called a swap execution facility. Certain CFTC-regulated derivatives are already subject to these rules, and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future, which could hinder the funds in executing certain investment strategies. The SEC has not indicated when it will impose clearing or trade execution requirements on the OTC derivatives that it regulates. If a fund decides to become a direct member of one or more of these exchanges or execution facilities, such fund would be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivative dealers are now required to register with the CFTC and will ultimately be required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivative dealers, which costs may be passed along to the funds as market changes continue to be implemented. The overall impact of Dodd-Frank on each fund remains highly uncertain, and it is unclear how the OTC derivatives markets will adapt to this new regulatory regime, along with additional, sometimes overlapping, regulatory requirements imposed by non-U.S. regulators.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions, although swaps are now generally excluded from the definition of a Section 1256 contract.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

All Funds (Other Than the Money Funds and the Multi-Strategy Total Return Fund)

Options are a type of potentially high-risk derivative. The funds may buy or sell listed options, also known as exchange-traded options, as well as buy or sell dealer options, also known as OTC options or over-the-counter options.

Writing Call Options

The funds may write (sell) American- or European-style “covered” call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds’ total return and reduce the effect of any price decline of the security, index, or currency involved in the option. Call options will generally be written on securities, indexes, or currencies that, in T. Rowe Price’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). Index options are option contracts in which the underlying value is based on the level of a particular securities index. As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

If a fund writes a covered call option, the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option. From time to time, the funds will write a call option that is not covered, as indicated above (for example, an option on an index). In this case, the fund will determine daily an amount of cash, liquid assets, or other suitable cover (such as owning an offsetting position) as permitted by the SEC, equal to the market value of the options contract thereon (less any related margin deposits) to cover the position. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options, which could result in unlimited losses.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds’ total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be “pledged” as that term is used in the funds’ policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option on a security as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds’ loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Put Options

The funds may write American- or European-style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security, currency, or index option at the exercise price during the option period (American style) or at the expiration of the option (European style). As long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A fund may write put options on a covered basis, which means that the fund will maintain sufficient liquid assets to purchase the asset if the option is exercised, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of the Options Clearing Corporation, the clearing house for options traded on an exchange, currently requires that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds’ portfolios at a price lower than the current market price of the security or currency. In such event, the funds would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies that they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American- or European-style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American- or European-style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences that could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. As long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices.

Multi-Strategy Total Return Fund

Writing Call Options

The fund may write covered calls. When a fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. The call may be exercised at any time during the call period. To terminate its obligation on a call it has written, a fund may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call a fund has written is more or less than the price of the call such fund subsequently purchased. A profit may also be realized if the call lapses unexercised because the fund retains the underlying investment and the premium received. If a fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

The fund may also write an uncovered call (i.e., the fund does not hold the underlying security) or calls on futures without owning a futures contract on deliverable securities, provided that at the time the call is written, the fund covers the call with an equivalent dollar value of deliverable securities or liquid assets. The fund will cover with additional liquid assets if the value of the segregated assets drops below 100% of the current market value of the underlying instrument. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of an uncovered call option may be unavailable for purchase, except at much higher prices, thereby reducing or eliminating the value of the premium. Purchasing securities to cover the exercise price of an uncovered call option can cause the price of the securities to increase, thereby exacerbating the loss. In no circumstances would an exercise notice as to a future put a fund in a short futures position.

Writing Put Options

A put option on a security or futures contract gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The put may be exercised at any time during the option period. The premium a fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the fund (as the writer of the put) has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the fund may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

When writing put options on securities or futures contracts, to secure its obligation to pay for the underlying security or futures contract, the fund will either (i) segregate on its records cash or liquid assets equal to the exercise price of the option less margins or deposits; (ii) sell the underlying security short at a price at least equal to the strike price; or (iii) purchase a put option with a strike price at least equal to the strike price of the put option sold. The fund therefore may have to forgo certain opportunities to invest the assets used to cover the obligation. As long as the obligation of the fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the fund to exchange currency at the specified rate of exchange (in the context of puts on currencies) or to take delivery of the underlying security against payment of the exercise price. The fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

The fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets or to utilize the proceeds from the sale of such assets for other investments by that fund. The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

Purchasing Puts and Calls

The fund may purchase calls to protect against the possibility that the fund’s portfolio will not participate in an anticipated rise in the securities market. When a fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indexes, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs, and premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the fund will lose its premium payment and the right to purchase the underlying investment. When a fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the fund.

When a fund purchases a put, it pays a premium and, except as to puts on stock indexes, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a fund owns (a “protective put”) enables that fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration and the fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

Puts and calls on securities indexes or securities index futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When a fund buys a call on a securities index or securities index future, it pays a premium. If a fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the fund an amount of cash to settle the call if the closing level of the securities index or securities index future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total dollar value for each point of difference. When a fund buys a put on a securities index or securities index future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the fund’s exercise of its put, to deliver cash to the fund to settle the put if the closing level of the securities index or securities index future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier in the same manner as described above as to calls.

When a fund purchases a put on a securities index, or on a securities index future not owned by it, the put protects the fund to the extent that the index moves in a similar pattern to the securities the fund holds. The fund can either resell the put or, in the case of a put on a stock index future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

All Funds (Other Than the Money Funds)

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options are less liquid or could have no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counterparty, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The funds may consider OTC options to be liquid holdings; however, any OTC options that cannot be unwound, reassigned, or sold are generally considered to be illiquid. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

In addition, for certain types of OTC options that have substantially similar terms to exchange-traded options, the funds may treat such options, and the underlying cover used for written options, as liquid based on factors such as: (1) the frequency and availability of dealer quotes and the comparability to prices available on an options exchange; (2) the number of dealers willing to purchase or accept assignments of such OTC options; and (3) the nature of the OTC options, their settlement terms, and their termination provisions (i.e., the time needed to close out or terminate an OTC position, method of soliciting offers, and mechanics of transfer).

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In addition, the various benchmarks and prices for underlying assets can be highly volatile. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above-market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor that the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards. The funds may enter into swap agreements on either a bilateral basis or cleared basis, although many standardized swaps currently transacted bilaterally will eventually be a cleared through regulated clearinghouses. In bilateral swap transactions, all aspects of an agreed trade are dealt with directly between the transacting parties and set forth in the agreements between the parties. Each party takes on the risk, known as counterparty risk, that the other party may default at some time during the life of the contract. Collateral for bilateral agreements is exchanged but subject to negotiations between the counterparties. With centralized clearing, the original buyer and seller of a contract are no longer counterparties to each other. The central clearinghouse becomes the buyer to every seller and the seller to every buyer. These trades require daily settlements of margin to act as collateral to mitigate counterparty risk.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard bilateral swap transaction, two parties agree on the terms to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in three to six months.

One example of the use of swaps by the funds is to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Alternatively, the funds may buy or sell swaptions to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps (“CDS”) to buy or sell credit protection. A credit default swap is a contract that enables an investor to buy or sell protection against a predetermined issuer credit event. The seller of a credit default swap may enhance income by guaranteeing the creditworthiness of the debt issuer, and the buyer is provided with protection against credit risks of the issuer. Market supply and demand factors may cause distortions between the cash securities market and the default swap market.

For centrally cleared swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable; however, for bilateral OTC swaps, the funds will maintain sufficient liquid assets to meet the swaps’ confirmed settlement method (i.e., physical settlement or cash settlement). For cash-settled swaps, the funds will maintain sufficient liquid assets to satisfy any unsettled variation margin payable. For long physically settled swap positions, the funds will generally maintain sufficient liquid assets to cover future payment obligations; however, for short physically settled contracts, the funds will maintain sufficient liquid assets to cover the notional amount. For example; when trading CDS, a fund will maintain sufficient coverage for the full notional amount of the CDS when it sells CDS protection; however, when buying CDS protection, the fund will maintain sufficient liquid assets to satisfy its aggregate future payment obligations. The fund may net swap positions for purposes of asset coverage if the long and short positions have the same expiration date, reference obligation, and counterparty. The fund will net its obligations using notional amounts and will cover the net position with sufficient liquid assets.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when they write a swaption than when they purchase a swaption. When the funds purchase a swaption they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swaption they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment programs. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program, and the agent receives a reasonable fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds are parties to an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex to help the funds meet short-term redemptions and liquidity needs. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

In addition, to help certain funds meet short-term redemptions and liquidity needs, the Credit Opportunities Fund, Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, Institutional Credit Opportunities Fund, and Institutional Floating Rate Fund have entered into a committed line of credit facility administered by JPMorgan Chase Bank, N.A. (“JPMorgan”), with JPMorgan, BNY Mellon, Bank of America, Wells Fargo, Citibank, Goldman Sachs, Morgan Stanley, and State Street Bank and Trust Company, Barclays Bank, Credit Suisse, HSBC Bank, Deutsche Bank, and Royal Bank of Canada as lenders pursuant to which the funds may borrow up to $650 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to a borrowing fund at a rate equal to the federal funds rate (plus applicable margin) plus 2.00% per annum where the federal funds rate for any day equals the greatest of (a) the Eurodollar rate for a one-month interest period commencing two business days after such day, (b) the federal funds effective rate effective on such day, or (c) the overnight bank funding rate in effect on such day. A commitment fee, equal to 0.15% per year of the average daily undrawn commitment, is allocated to the participating funds based on each fund’s relative net assets. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) that the funds’ investment guidelines would allow them to purchase directly; (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement; and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing their rights. To the extent required by the 1940 Act, the funds will only enter into repurchase agreements that are fully collateralized, as defined by the 1940 Act.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the T. Rowe Price Government Reserve Fund and the T. Rowe Price Treasury Reserve Fund. In

addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Fund and the T. Rowe Price Short-Term Fund. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bond funds may be created in the future.

The Government Reserve Fund and Treasury Reserve Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The Short-Term Government Fund and Short-Term Fund are short-term bond funds and are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. The Treasury Reserve Fund and Government Reserve Fund operate as government money market funds in accordance with Rule 2a-7.

The TRP Reserve Funds provide an efficient means of managing the cash reserves of the Price Funds. While none of the TRP Reserve Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Funds to the extent consistent with their investment objectives and programs.

None of the funds are insured or guaranteed by the FDIC or any other government agency. Although the Government Reserve Fund and Treasury Reserve Fund seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Short Sales

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, and U.S. High Yield Funds

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds’ short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, and Multi-Strategy Total Return Funds

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A fund secures its obligation to replace borrowed securities by also depositing collateral with the broker, usually in cash, U.S. government securities, or other liquid securities similar to those borrowed.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other liquid securities as permitted by the SEC, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract that is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

New Liquidity Risk Management Rules

In October 2016, the SEC adopted new liquidity risk management rules that will require significant compliance oversight and potentially change the way open-end mutual funds, such as the Price Funds, investing in certain asset classes are currently managed. The rules require open-end mutual funds to adopt liquidity risk management programs, and provide additional disclosures about a fund’s redemptions and liquidity risk. The Price Funds will be required to comply with the new rules by December 1, 2018. The SEC also adopted rules that permit an open-end mutual fund (other than an ETF or a money market fund) to implement “swing pricing,” which allows a fund to adjust its net asset value for the transaction costs related to large subscriptions and redemptions.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All Funds Except Multi-Strategy Total Return and Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings)

or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

(b) Borrowing (Multi-Strategy Total Return Fund) Borrow money, except that the fund may (i) borrow from other Price Funds for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing or the creation or increase of leverage, in a manner consistent with the fund’s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (c) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(2) (a) Commodities (All Funds Except Money Funds; Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, QM U.S. Small-Cap Growth Equity, Short-Term, and Short-Term Government Funds; and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell commodities, except to the extent permitted by applicable law;

 (b) Commodities (Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, and QM U.S. Small-Cap Growth Equity Funds; and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell physical commodities, except that the funds may enter into futures and options contracts thereon;

 (c) Commodities (Money Funds, Short-Term, and Short-Term Government Funds) Purchase or sell commodities;

(3) Equity Securities (Summit Municipal Money Market Fund) Purchase equity securities or securities convertible into equity securities;

(4) (a) Industry Concentration (All Funds Except Cash Reserves, Equity Index 500, Extended Equity Market Index, Financial Services, Global Real Estate, Government Money, Health Sciences, Institutional Cash Reserves, Institutional Frontier Markets Equity, International Equity Index, Mid-Cap Index, Real Estate, TRP Reserve, Small-Cap Index, Spectrum, Target Date, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Financial Services, Global Real Estate, Health Sciences, Institutional Frontier Markets Equity, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund’s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund’s prospectus; (iii) the Global Real Estate and Real Estate Funds will invest more than 25% of their total assets in the real estate industry as defined in the funds’ prospectuses; and (iv) the Institutional Frontier Markets Equity Fund will invest more than 25% of its net assets in securities issued by banks and other financial services companies;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Mid-Cap Index, Small-Cap Index, Total Equity Market, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s net assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its net assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Cash Reserves, Government Money, Institutional Cash Reserves, and TRP Reserve Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Industry Concentration (Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

 (f) Industry Concentration (Target Date Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

(5) (a) Loans (All Funds Except Spectrum and Target Date Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Spectrum and Target Date Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(6) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(7) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(8) Percent Limit on Assets Invested in Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Local Currency Bond, Georgia Tax-Free Bond, Global Real Estate, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Large-Cap Growth, International Bond, International Bond Fund (USD Hedged), International Concentrated Equity, Latin America, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Multi-Strategy Total Return, New Asia, New Jersey Tax-Free Bond, New York Tax-Free Bond, RDFs, Spectrum, and Virginia Tax-Free Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio and Emerging Markets Local Multi-Sector Account Portfolio) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

(9) Percent Limit on Share Ownership of Any One Issuer (All Funds Except Africa & Middle East, Asia Opportunities, Dynamic Global Bond, Emerging Europe, Emerging Markets Bond, Emerging Markets Local Currency Bond, Georgia Tax-Free Bond, Global Real Estate, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Large-Cap Growth, International Bond, International Bond Fund (USD Hedged), International Concentrated Equity, Latin America,

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Multi-Strategy Total Return, New Asia, New Jersey Tax-Free Bond, New York Tax-Free Bond, RDFs, Spectrum, and Virginia Tax-Free Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio and Emerging Markets Local Multi-Sector Account Portfolio) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(10) (a) Real Estate (All Funds Except Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Spectrum and Target Date Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein);

(11) (a) Senior Securities (All Funds Except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(12) Short Sales (Spectrum Funds) Effect short sales of securities;

(13) Taxable Securities (State Tax-Free and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income would be subject to the AMT; or

(14) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

 The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

 Money Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

With respect to investment restriction (1)(b), when borrowing from other Price Funds, the Multi-Strategy Total Return Fund may only (i) engage in derivatives transactions that involve unwinding or closing out existing derivatives contracts or (ii) enter into new derivatives contracts that serve as a full or partial offset of one or more existing derivatives contracts.

 With respect to investment restriction (4)(d), each of the Government Money, Government Reserve, and Treasury Reserve Funds invests its assets in the manner necessary to qualify as a “government money market fund” under Rule 2a-7 under the 1940 Act. Accordingly, each of the Government Money, Government Reserve, and Treasury Reserve Funds will not invest more than 25% of its net assets in the securities of the banking industry, including, but not limited to, certificates of deposit and banker’s acceptances, for as long as each fund intends to qualify as a “government money market fund.”

 Multi-Strategy Total Return Fund With respect to investment restriction 4(d), to the extent the fund invests in other Price Funds, the fund will look-through to any underlying Price Fund’s investments for purposes of determining the fund’s concentration in any particular industry. To the extent the fund invests in investment companies that are not Price Funds, the fund will consider those funds’

investments for purposes of determining the fund’s concentration in any industry as follows: if an unaffiliated fund that has a name suggesting it focuses its investments in a particular industry and a disclosed policy to invest at least 80% of its assets in that industry, or if the fund has a disclosed fundamental policy to concentrate its investments in a particular industry, the Multi-Strategy Total Return Fund will deem its investment in that fund to be invested in that industry (provided this approach is deemed by the Multi-Strategy Total Return Fund to be consistent with guidance from the SEC or its staff).

 All Funds Except Money Funds; Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, QM U.S. Small-Cap Growth Equity, Short-Term, and Short-Term Government Funds; and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments, but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

 Dividend Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, and QM U.S. Small-Cap Growth Equity Funds and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

 All Funds Except Spectrum and Target Date Funds For purposes of investment restriction (4):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. With respect to the tax-free funds, each fund has adopted an operating policy requiring investments in industrial development bonds supported principally by the assets or revenues of non-governmental users related to the same industry (such as solid waste, nuclear utility, or airlines) to be limited to 25% of the fund’s total assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation.

• For the international equity funds (except for the Japan Fund), Tax-Efficient Equity, and Equity Funds (except Communications & Technology, Financial Services, Global Industrials, Global Technology, New Era, Real Assets, and Science & Technology Funds), industries are determined by reference to the classifications of industries and subindustries set forth in the Morgan Stanley Capital International/Standard & Poor’s (“MSCI/S&P”) Global Industry Classification Standard. For the Japan Fund, industries are determined by reference to the industries and subindustries set forth by the Tokyo Stock Price Index (“TOPIX”) industry structure. For the Communications & Technology, Financial Services, Global Industrials, Global Technology, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Global Multi-Sector Bond, Inflation Protected Bond, Institutional Core Plus, Institutional Global Multi-Sector Bond, Institutional Long Duration Credit, Limited Duration Inflation Focused Bond, New Income, Short-Term Bond, Total Return, and U.S. Bond Enhanced Index Funds and Investment-Grade Corporate Multi-Sector Account Portfolio and the fixed income investments of the Balanced, Global Allocation, and Personal Strategy Funds, industries are determined by reference to the classifications of industries and subindustries set forth in the Bloomberg Barclays Global Aggregate Bond Index. For the Capital Appreciation & Income, Credit Opportunities, Dynamic Global Bond, Emerging Markets Bond, Emerging Markets Corporate Bond, Emerging Markets Local Currency Bond, Floating Rate, Global High Income Bond, GNMA, Government Money, High Yield, Institutional Credit Opportunities, Institutional Cash Reserves, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, Institutional International Bond, International Bond, International Bond Fund (USD Hedged), Multi-Strategy Total Return, TRP Reserve, Summit Income, U.S. High Yield, U.S. Treasury, and Ultra Short-Term Bond Funds; and Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Multi-

Sector Account Portfolio, Floating Rate Multi-Sector Account Portfolio, High Yield Multi-Sector Account Portfolio, and Mortgage-Backed Securities Multi-Sector Account Portfolio, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Periodic changes by MSCI/S&P, TOPIX, Bloomberg Barclays, and other index providers to their classifications will be implemented within 30 days after the effective date of the changes. T. Rowe Price reserves the right to classify a particular holding into a different industry or subindustry than the classification made by MSCI/S&P, TOPIX, Bloomberg Barclays, or another index provider in situations where the index provider’s classification does not accurately reflect the company’s principal business activities or is deemed to no longer be appropriate (for example, due to significant changes to the company’s business or operations that were not yet taken into consideration by the index provider). The Africa & Middle East, Institutional Africa & Middle East, and Latin America Funds consider telecommunications and banking companies of a single country to be separate industries from telecommunications and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

 All Funds Except Summit Income and U.S. Bond Enhanced Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All Funds Except Spectrum Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds that are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restrictions (1) and (11), under the 1940 Act, open-end investment companies (such as the Price Funds) can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the investment company must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement. Any borrowings by a Price Fund from a bank and transactions by a Price Fund that may be considered to result in the issuance of a senior security will comply with the requirements of the 1940 Act, including any interpretations of the 1940 Act by the SEC or the SEC staff. In addition, any transactions involving reverse repurchase agreements will be covered in accordance with the 1940 Act and applicable SEC guidance. Any borrowings from other Price Funds will comply with the terms and conditions of the Price Funds’ interfund lending exemptive order.

 For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) Borrowing (All Funds Except Global Allocation and Multi-Strategy Total Return Funds) Purchase additional securities when money borrowed exceeds 5% of total assets;

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) Equity Securities (State Tax-Free and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities that pay tax-exempt dividends and that are otherwise consistent with the funds’ investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(4) Forward Currency Contracts (RDFs and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) (a) Futures Contracts (All Funds Except Money Funds, Spectrum Funds, and Target Date Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures that do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds’ net asset value;

 (b) Futures (Spectrum International and Target Date Funds) Purchase futures, although the funds reserve the right to do so in the future;

 (c) Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

(6) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of net assets (10% of net assets for Spectrum Funds and 5% of total assets for Money Funds) would be invested in such securities;

(7) Investment Companies (All Funds Except Spectrum and Target Date Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds (provided that the investing fund does not invest more than 25% of its net assets in such funds); (ii) securities of other Price Funds; (iii) in the case of the Money Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(8) Margin (All Funds Except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(9) Mortgaging (All Funds Except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(10) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(11) (a) Options, etc. (All Funds Except Spectrum and Target Date Funds) Invest in options in excess of the limits set forth in the funds’ prospectuses and this SAI;

 (b) Options (Target Date Funds) Invest in options, although the funds reserve the right to do so in the future;

 (c) Options (Spectrum Funds) Invest in options;

(12) (a) Short Sales (All Funds Except Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities;

 (b) Short Sales (Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, Institutional High Yield, Multi-Strategy Total Return, and U.S. High Yield Funds) Effect short sales of securities, other than as set forth in the funds’ prospectuses and SAI;

(13) Warrants (Other Than the Multi-Strategy Total Return Fund) Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, Retirement, Spectrum, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants; and

(14) Commodities (Real Assets Fund) Purchase or sell physical commodities, although the fund reserves the right to do so in the future.

NOTES

The following notes should be read in connection with the above-described operating policies. The notes are not operating policies.

For purposes of investment restriction (8), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase. If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the funds use the country assigned to an equity security by MSCI Inc. or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg Barclays or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company. For example, T. Rowe Price may assign a different country to a holding than the classification made by a third-party data provider in situations where, among other things, the data provider’s classification does not accurately reflect the company’s country of risk, location of management or primary operations, country with the most sales or revenues, or the country classification is deemed to no longer be appropriate (such as significant changes to the company’s business or operations that were not yet taken into consideration by the data provider). If a particular holding is assigned a country by T. Rowe Price and no third-party data provider has assigned that same country, that holding will not be included toward a fund’s 80% investment policy. The data providers use various criteria to determine the country to which a security is economically tied. Examples include the following: (1) the country under which the issuer is organized, (2) the location of the issuer’s principal place of business or principal office, (3) where the issuer’s securities are listed or traded principally on an exchange or over-the-counter market, and (4) where the issuer conducts the predominant part of its business activities or derives a significant portion (e.g., at least 50%) of its revenues or profits. In addition, for purposes of determining whether a particular country is considered a developed market or an emerging market, the stock funds consider a country to be an emerging market if it is not included in an MSCI Inc. developed market index and the bond funds consider a country to be an emerging market if it is either included in a JPMorgan emerging market bond index or not included in the International Monetary Fund’s listing of advanced economies.

A 30% withholding tax is currently imposed on any dividends paid, and will be imposed on redemption proceeds paid after December 31, 2018, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to noncompliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Blue Chip Growth, Capital Opportunity, Communications & Technology, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Mid-Cap Value, Personal Strategy, QM U.S. Small-Cap Growth Equity, Real Estate, Summit Income, Summit Municipal, U.S. Bond Enhanced Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Funds-of-Funds

There is no limit on the amount the Spectrum Funds and Target Date Funds may own of the total outstanding voting securities of other Price Funds. The Funds-of-Funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any single Price Fund and may invest more than 10% of their total assets, collectively, in one or more of the Price Funds.

CUSTODIAN AND FUND ACCOUNTING

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Funds-of-Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London, is Woolgate House, Coleman Street, London, EC2P 2HD, England.

T. Rowe Price and BNY Mellon, subject to the oversight of T. Rowe Price, each provide certain fund accounting services to the Price Funds.

CODE OF ETHICS

The funds, their investment adviser and investment subadviser, if applicable (T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, or Price Singapore), and their principal underwriter (T. Rowe Price Investment Services) have adopted a written Code of Ethics and Conduct pursuant to Rule 17j-1 of the 1940 Act, which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q, which is filed with the SEC within 60 days of a fund’s first and third fiscal quarter-end. In addition, the funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. T. Rowe Price has adopted and implemented policies and procedures reasonably designed to ensure compliance with the policies governing the disclosure of portfolio holdings, including the requirement to first confirm that an appropriate nondisclosure agreement has been obtained from each recipient of nonpublic holdings. The policies relating to the general manner in which the funds’ portfolio securities are disclosed, including the frequency with which portfolio holdings are disclosed and the length of time required between the effective date of the holdings information and the date on which the information is disclosed, are set forth in each fund’s prospectus. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income, and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the Price Funds. Each steering committee comprises senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, Price Japan, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment subadviser, if applicable) or the funds’ distributor (collectively, “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries; value and growth stocks; small-, mid-, and large-cap stocks and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds’ custodians, accounting vendors, and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment subadvisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these nondisclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide nonpublic portfolio holdings when T. Rowe Price believes that such disclosure will not be harmful to the fund. Examples include providing holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and in connection with trial agreements with risk analytics vendors, data providers, and other service providers in order to fully evaluate the value of their services. In these situations, T. Rowe Price makes it clear through nondisclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind or allow T. Rowe Price to evaluate the services to be provided and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities.

Fund Service Providers

Service Provider	Service
Algorithmics	Systems Vendor

Service Provider	Service
Barclays	Fixed Income Analytics
Bloomberg	Pricing and Data Vendor
Bloomberg Barclays	Fixed Income Analytics

BNY Mellon	Fund Accounting and Middle Office

Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
Charles River	Systems Vendor
Citigroup	Fixed Income Analytics
COR-FS Ltd.	Systems Vendor

Corporate Communication Group	Printing and Mailing Vendor

DG3	Typesetting Vendor
Donnelley Financial Solutions	Printing and Mailing Vendor
DST Systems	Systems Vendor
DTCC Derivatives Repository Ltd.	Derivatives Reporting Vendor
DTI Global	Transcription Vendor
Eagle	Systems Vendor
FactSet	Systems Vendor
FX Transparency	FX Analytics
ISS	Proxy and Systems Vendor
Intercontinental Exchange, Inc.	Fixed Income Analytics
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor
Iron Mountain	Records Management Vendor
JPMorgan Chase	Custodian and Securities Lending Agent
JW Boarman	Printing Vendor
Lend Amend	Bank Debt Amendment Data Provider and Service
Lionbridge	Translation Vendor
Markit WSO Corporation	Bank Debt Reconciliation, Pricing, and Systems Vendor

Merrill Corporation	Printing and Mailing Vendor

MSCI	Investment Risk and Liquidity Analytics Provider

Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RR Donnelley	Systems, Printing, and Mailing Vendor
SAP	Systems Vendor
SDL	Translation Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
SS&C Technologies Holdings	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Bank	Custodian and Securities Lending Agent
Style Research	Systems Vendor
Sybase Inc.	Systems Vendor
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PRICING OF SECURITIES

All Price Funds (Except Money Funds and Funds-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition may use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value, if the fund holds a significant amount of such securities with remaining maturities of more than 60 days, or in certain situations when determined prudent by the Valuation Committee, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If the Valuation Committee determines that developments between the close of a foreign market and the close of the NYSE (normally 4 p.m. ET) will affect the value of some or all of a fund’s portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Funds

For all government and retail money funds, securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. Transactions in the Institutional Cash Reserve Fund’s shares are based on a net asset value reflecting the current market-based values of its portfolio securities (i.e., a “floating” net asset value).

Price Funds Investing in Other Price Funds

Investments in the underlying Price Funds held by each fund are valued at their closing net asset value per share on the day of valuation.

Price Funds Investing in Hedge Funds

A fund relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The funds attempt, to the extent they are able to do so, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. A fund will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances. This may include the most recent estimated net asset value and estimated returns reported by the hedge fund, as well as accrued management fees and any other relevant information available at the time the fund values its assets.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee (the “Valuation Committee”). The Valuation Committee is an internal committee that has been delegated certain responsibilities by the funds’ Board to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. The Price Funds rely on various sources to calculate their net asset values. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by fund accounting providers, pricing sources, technological issues, or otherwise.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of regular trading on the NYSE, normally 4 p.m. ET, every day the NYSE is open for trading. However, the net asset value may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Funds

Maintenance of Retail and Government Money Funds’ Net Asset Value per Share at $1.00

It is the current policy of all TRP retail and government money market funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 calendar days or less; (iv) maintain a dollar-weighted average life of 120 calendar days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments that the funds’ Boards determine present minimal credit risks and that are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method, and (ii) the funds will continue to use the amortized cost method only as long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although each retail and government fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If a retail or government fund’s net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend during this period and receiving, upon redemption, a price per share lower than the price paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7, if a retail or institutional prime money market fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board determines that not doing so is in the best interests of the fund.

Money market funds that are designated “government money market funds” pursuant to Rule 2a-7 are not required to impose a liquidity fee or redemption gate upon a sale of shares. However, the Board of a government money market fund reserves the right to impose liquidity fees in the future.

A money fund may permanently suspend redemptions and payment of redemptions if: the fund’s Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions. A money market fund’s Board may suspend redemptions and payment of redemption proceeds if the fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

IN-KIND REDEMPTIONS AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives an in-kind redemption of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of the fund’s securities subject to certain limited exceptions. Securities that may be excluded from an in-kind distribution include, among others: holdings that cannot be transferred or have other legal restrictions, such as certain types of derivatives; de minimis positions; positions being eliminated by the distributing fund and that will not be held by the receiving shareholder; and positions used as collateral. Any securities that are excluded from an in-kind distribution are not selected by either the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in-kind.

Purchases In-Kind

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The tax discussion in the prospectus and this SAI provides only a brief summary of some of the tax consequences affecting the funds and the shareholders of the funds in general under the U.S. federal income tax law. You may also be subject to foreign, state, and local laws, which are not discussed here. No attempt has been made to discuss tax consequences specifically applicable to any particular shareholder. You should discuss with your tax advisor to determine tax consequences applicable to you and your investments.

Taxation of the Funds

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code. If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund’s distributions may qualify for taxation at a reduced rate for non-corporate shareholders and for the deduction for dividends received by corporations; and (4) foreign tax credits would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in recent legislation, but such remedies may still result in a significant tax penalty to the fund.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. The investment company taxable income may include income required to be accrued before the fund receives cash associated with such income (for example, an original issue discount or market discount associated with debt obligations) and income or gains allocated from an investment in a partnership. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income, including any accrued income, and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. In some cases, a fund may have to make additional dividend distributions on subsequently determined undistributed income for a prior tax year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares. If a fund is not able to meet the distribution requirements, the fund may have to pay tax on the undistributed income.

Taxation of Fund Shareholders

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on nonqualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the bond, money market, Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain taxpayers, such as individuals, trusts and estates, may be eligible to claim, subject to limitations, a 20% federal income tax deduction for certain qualified business income, including “qualified REIT dividends” from real estate investment trusts (REITs) and “qualified publicly traded partnership income” from publicly traded partnerships (PTPs). For qualified REIT dividends and qualified publicly traded partnership income derived by the funds, the Code, however, does not currently have a provision permitting the funds to pass through the qualified REIT dividends or qualified publicly traded partnership income to their shareholders. As a result, investors that invest directly in REITs and PTPs may be entitled to this 20% deduction for qualified REIT dividends and qualified publicly traded partnership income while shareholders in a fund that invests directly or indirectly in REITs and PTPs will not be entitled to this 20% deduction for qualified REIT dividends and qualified publicly traded partnership income derived by the fund.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 91-day period beginning 45 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in retail and government money market funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carryovers, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses for eight years for any such losses incurred in taxable years beginning on or before December 22, 2010, or indefinitely for any such losses incurred in taxable years beginning after December 22, 2010, and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An ownership change could result in capital loss carryovers from taxable years beginning on or before December 22, 2010, to expire unused, thereby reducing a fund’s ability to offset capital gains with those losses. Capital loss carryovers generated in years beginning after December 22, 2010, are also subject to the ownership change limitation but will not expire. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

Upon the sale or exchange of your shares in a fund, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends paid, and will be imposed on redemption proceeds paid after December 31, 2018, to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, nonexempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Funds-of-Funds

Each Fund-of-Funds pursues its objective by investing in a diversified portfolio of underlying Price Funds that represent various asset classes and sectors. Dividends, interest, and capital gains earned by the underlying Price Funds with respect to non-U.S. positions may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of any given underlying Price Fund at the close of a year consists of non-U.S. stocks or securities (and 50% of the total assets of the fund at the close of the year consists of foreign securities, or, at the close of each quarter, shares of underlying Price Funds), the fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the fund or the underlying Price Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

Short-term capital gains earned by the underlying Price Funds will be ordinary income when distributed to the fund and will not be offset by the fund’s capital losses. Upon the sale or other disposition by the fund of shares of the underlying Price Fund, the fund will realize a capital gain or loss that will be long term or short term, generally depending on the fund’s holding period for the shares. Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the fund.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies.

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the Funds-of-Funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the Funds-of-Funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes, such as income from pre-refunding bonds and market discounts. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the AMT. Social

Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities that invest in or finance mortgage debt. Such investments include residual interests in real estate mortgage investment conduits and interests in a REIT that qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK

All of the funds are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ charters authorize the Boards to classify and reclassify any and all shares that are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the bylaws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least 10% and (b) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the articles of incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The articles of incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (corporation) T. Rowe Price Balanced Fund (series) T. Rowe Price Balanced Fund—I Class (class)	1939 1939 2015
T. Rowe Price Blue Chip Growth Fund, Inc. (corporation) T. Rowe Price Blue Chip Growth Fund (series) T. Rowe Price Blue Chip Growth Fund—Advisor Class (class) T. Rowe Price Blue Chip Growth Fund—I Class (class) T. Rowe Price Blue Chip Growth Fund—R Class (class)	1993 1993 2000 2015 2002
T. Rowe Price Capital Appreciation Fund, Inc. (corporation)(a) T. Rowe Price Capital Appreciation Fund (series) T. Rowe Price Capital Appreciation Fund—Advisor Class (class) T. Rowe Price Capital Appreciation Fund—I Class (class)	1986 1986 2004 2015

T. Rowe Price Capital Appreciation & Income Fund, Inc. (corporation)

T. Rowe Price Capital Appreciation & Income Fund (series)

T. Rowe Price Capital Appreciation & Income Fund—Advisor Class (class)

T. Rowe Price Capital Appreciation & Income Fund—I Class (class)

(b) (b) (b) (b)
T. Rowe Price Capital Opportunity Fund, Inc. (corporation) T. Rowe Price Capital Opportunity Fund (series) T. Rowe Price Capital Opportunity Fund—Advisor Class (class) T. Rowe Price Capital Opportunity Fund—I Class (class) T. Rowe Price Capital Opportunity Fund—R Class (class)	1994 1994 2004 2016 2004
T. Rowe Price Communications & Technology Fund, Inc. (corporation) T. Rowe Price Communications & Technology Fund (series) T. Rowe Price Communications & Technology Fund—I Class (class)	1993 1993 2016
T. Rowe Price Corporate Income Fund, Inc. (corporation) T. Rowe Price Corporate Income Fund (series) T. Rowe Price Corporate Income Fund—I Class (class)	1995 1995 2015
T. Rowe Price Credit Opportunities Fund, Inc. (corporation) T. Rowe Price Credit Opportunities Fund (series) T. Rowe Price Credit Opportunities Fund—Advisor Class (class) T. Rowe Price Credit Opportunities Fund—I Class (class)	2014 2014 2014 2016
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (corporation) T. Rowe Price Diversified Mid-Cap Growth Fund (series) T. Rowe Price Diversified Mid-Cap Growth Fund—I Class (class)	2003 2003 2017
T. Rowe Price Dividend Growth Fund, Inc. (corporation) T. Rowe Price Dividend Growth Fund (series) T. Rowe Price Dividend Growth Fund—Advisor Class (class) T. Rowe Price Dividend Growth Fund—I Class (class)	1992 1992 2005 2015

Corporations	Year of Inception
T. Rowe Price Equity Income Fund, Inc. (corporation)(a) T. Rowe Price Equity Income Fund (series) T. Rowe Price Equity Income Fund—Advisor Class (class) T. Rowe Price Equity Income Fund—I Class (class) T. Rowe Price Equity Income Fund—R Class (class)	1985 1985 2000 2015 2002
T. Rowe Price Financial Services Fund, Inc. (corporation) T. Rowe Price Financial Services Fund (series) T. Rowe Price Financial Services Fund—I Class (class)	1996 1996 2016
T. Rowe Price Floating Rate Fund, Inc. (corporation) T. Rowe Price Floating Rate Fund (series) T. Rowe Price Floating Rate Fund—Advisor Class (class) T. Rowe Price Floating Rate Fund—I Class (class)	2011 2011 2011 2016
T. Rowe Price Global Allocation Fund, Inc. (corporation) T. Rowe Price Global Allocation Fund (series) T. Rowe Price Global Allocation Fund—Advisor Class (class) T. Rowe Price Global Allocation Fund—I Class (class)	2013 2013 2013 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc. (corporation) T. Rowe Price Global Multi-Sector Bond Fund (series) T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class (class) T. Rowe Price Global Multi-Sector Bond Fund—I Class (class)	2008 2008 2008 2016
T. Rowe Price Global Real Estate Fund, Inc. (corporation) T. Rowe Price Global Real Estate Fund (series) T. Rowe Price Global Real Estate Fund—Advisor Class (class) T. Rowe Price Global Real Estate Fund—I Class (class)	2008 2008 2008 2016
T. Rowe Price Global Technology Fund, Inc. (corporation) T. Rowe Price Global Technology Fund (series) T. Rowe Price Global Technology Fund—I Class (class)	2000 2000 2016
T. Rowe Price GNMA Fund, Inc. (corporation)(a) T. Rowe Price GNMA Fund (series) T. Rowe Price GNMA Fund—I Class (class)	1985 1985 2017
T. Rowe Price Government Money Fund, Inc. (corporation) T. Rowe Price Government Money Fund (series) T. Rowe Price Government Money Fund—I Class (class)	1976 1976 2017
T. Rowe Price Growth & Income Fund, Inc. (corporation) T. Rowe Price Growth & Income Fund (series) T. Rowe Price Growth & Income Fund—I Class (class)	1982 1982 2016
T. Rowe Price Growth Stock Fund, Inc. (corporation) T. Rowe Price Growth Stock Fund (series) T. Rowe Price Growth Stock Fund—Advisor Class (class) T. Rowe Price Growth Stock Fund—I Class (class) T. Rowe Price Growth Stock Fund—R Class (class)	1950 1950 2001 2015 2002
T. Rowe Price Health Sciences Fund, Inc. (corporation) T. Rowe Price Health Sciences Fund (series) T. Rowe Price Health Sciences Fund—I Class (class)	1995 1995 2016

T. Rowe Price High Yield Fund, Inc. (corporation)

T. Rowe Price High Yield Fund (series)

T. Rowe Price High Yield Fund—Advisor Class (class)

T. Rowe Price High Yield Fund—I Class (class)

T. Rowe Price U.S. High Yield Fund (series)

T. Rowe Price U.S. High Yield Fund—Advisor Class (class)

T. Rowe Price U.S. High Yield Fund—I Class (class)

1984 1984 2000 2015 2017 2013(c) 2013(c)

Corporations	Year of Inception
T. Rowe Price Index Trust, Inc. (corporation) T. Rowe Price Equity Index 500 Fund (series) T. Rowe Price Equity Index 500 Fund—I Class (class) T. Rowe Price Extended Equity Market Index Fund (series) T. Rowe Price Mid-Cap Index Fund (series) T. Rowe Price Mid-Cap Index Fund—I Class (class) T. Rowe Price Small-Cap Index Fund (series) T. Rowe Price Small-Cap Index Fund—I Class (class) T. Rowe Price Total Equity Market Index Fund (series)	1989 1990 2015 1998 2015 2015 2015 2015 1998
T. Rowe Price Inflation Protected Bond Fund, Inc. (corporation) T. Rowe Price Inflation Protected Bond Fund (series) T. Rowe Price Inflation Protected Bond Fund—I Class (class)	2002 2002 2015
T. Rowe Price Institutional Equity Funds, Inc. (corporation) T. Rowe Price Institutional Large-Cap Core Growth Fund (series) T. Rowe Price Institutional Large-Cap Growth Fund (series) T. Rowe Price Institutional Large-Cap Value Fund (series) T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series) T. Rowe Price Institutional Small-Cap Stock Fund (series) T. Rowe Price Institutional U.S. Structured Research Fund (series)	1996 2003 2001 2000 1996 2000 2007
T. Rowe Price Institutional Income Funds, Inc. (corporation) T. Rowe Price Institutional Cash Reserves Fund (series) T. Rowe Price Institutional Core Plus Fund (series) T. Rowe Price Institutional Credit Opportunities Fund (series) T. Rowe Price Institutional Floating Rate Fund (series) T. Rowe Price Institutional Floating Rate Fund—F Class (class) T. Rowe Price Institutional Global Multi-Sector Bond Fund (series) T. Rowe Price Institutional High Yield Fund (series) T. Rowe Price Institutional Long Duration Credit Fund (series)	2000 2016 2004 2014 2008 2010 2013 2002 2013

T. Rowe Price Institutional International Funds, Inc. (corporation)

T. Rowe Price Institutional Africa & Middle East Fund (series)

T. Rowe Price Institutional Emerging Markets Bond Fund (series)

T. Rowe Price Institutional Emerging Markets Equity Fund (series)

T. Rowe Price Institutional Frontier Markets Equity Fund (series)

T. Rowe Price Institutional Global Focused Growth Equity Fund (series)

T. Rowe Price Institutional Global Growth Equity Fund (series)

T. Rowe Price Institutional Global Value Equity Fund (series)

T. Rowe Price Institutional International Bond Fund (series)

T. Rowe Price Institutional International Concentrated Equity Fund (series)

T. Rowe Price Institutional International Core Equity Fund (series)

T. Rowe Price Institutional International Growth Equity Fund (series)

1989 2008 2006 2002 2014 2006 2008 2012 2007 2010 2010 1989
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Intermediate Tax-Free High Yield Fund (series) T. Rowe Price Intermediate Tax-Free High Yield Fund—Advisor Class (class) T. Rowe Price Intermediate Tax-Free High Yield Fund—I Class (class)	2014 2014 2014 2017

T. Rowe Price International Funds, Inc. (corporation)

T. Rowe Price Africa & Middle East Fund (series)

T. Rowe Price Africa & Middle East Fund—I Class (class)

T. Rowe Price Asia Opportunities Fund (series)

T. Rowe Price Asia Opportunities Fund—Advisor Class (class)

T. Rowe Price Asia Opportunities Fund—I Class (class)

T. Rowe Price Dynamic Global Bond Fund (series)

T. Rowe Price Dynamic Global Bond Fund—Advisor Class (class)

T. Rowe Price Dynamic Global Bond Fund—I Class (class)

T. Rowe Price Emerging Europe Fund (series)

T. Rowe Price Emerging Europe Fund—I Class (class)

T. Rowe Price Emerging Markets Bond Fund (series)

1979 2007 2017 2014 2014 2017 2015 2015 2015 2000 2017 1994

Corporations	Year of Inception

T. Rowe Price Emerging Markets Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Corporate Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Corporate Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class (class)

T. Rowe Price Emerging Markets Stock Fund (series)

T. Rowe Price Emerging Markets Stock Fund—I Class (class)

T. Rowe Price Emerging Markets Value Stock Fund (series)

T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class (class)

T. Rowe Price Emerging Markets Value Stock Fund—I Class (class)

T. Rowe Price European Stock Fund (series)

T. Rowe Price European Stock Fund—I Class (class)

T. Rowe Price Global Consumer Fund (series)

T. Rowe Price Global Growth Stock Fund (series)

T. Rowe Price Global Growth Stock Fund—Advisor Class (class)

T. Rowe Price Global Growth Stock Fund—I Class (class)

T. Rowe Price Global High Income Bond Fund (series)

T. Rowe Price Global High Income Bond Fund—Advisor Class (class)

T. Rowe Price Global High Income Bond Fund—I Class (class)

T. Rowe Price Global Industrials Fund (series)

T. Rowe Price Global Industrials Fund—I Class (class)

T. Rowe Price Global Stock Fund (series)

T. Rowe Price Global Stock Fund—Advisor Class (class)

T. Rowe Price Global Stock Fund—I Class (class)

T. Rowe Price International Bond Fund (series)

T. Rowe Price International Bond Fund—Advisor Class (class)

T. Rowe Price International Bond Fund—I Class (class)

T. Rowe Price International Bond Fund (USD Hedged) (series)

T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class (class)

T. Rowe Price International Bond Fund (USD Hedged)—I Class (class)

T. Rowe Price International Concentrated Equity Fund (series)

T. Rowe Price International Concentrated Equity Fund—Advisor Class (class)

T. Rowe Price International Concentrated Equity Fund—I Class (class)

T. Rowe Price International Discovery Fund (series)

T. Rowe Price International Discovery Fund—I Class (class)

T. Rowe Price International Stock Fund (series)

T. Rowe Price International Stock Fund—Advisor Class (class)

T. Rowe Price International Stock Fund—I Class (class)

T. Rowe Price International Stock Fund—R Class (class)

T. Rowe Price International Value Equity Fund (series)

T. Rowe Price International Value Equity Fund—Advisor Class (class)

T. Rowe Price International Value Equity Fund—I Class (class)

T. Rowe Price International Value Equity Fund—R Class (class)

T. Rowe Price Japan Fund (series)

T. Rowe Price Japan Fund—I Class (class)

T. Rowe Price Latin America Fund (series)

T. Rowe Price Latin America Fund—I Class (class)

T. Rowe Price New Asia Fund (series)

T. Rowe Price New Asia Fund—I Class (class)

T. Rowe Price Overseas Stock Fund (series)

T. Rowe Price Overseas Stock Fund—Advisor Class (class)

T. Rowe Price Overseas Stock Fund—I Class (class)

2015

2015

2012

2012

2015

2011

2011

2015

1995

2015

2015

2015

2017

1990

2017

2016

2008

2008

2017

2015

2015

2015

2013

2017

1995

2006

2017

1986

2000

2015

2017

2017

2017

2014

2014

2017

1988

2015

1980

2000

2015

2002

1998

2002

2015

2002

1991

2017

1993

2017

1990

2015

2006

2015

2015

T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)	2000 2000

Corporations	Year of Inception
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (corporation) T. Rowe Price Limited Duration Inflation Focused Bond Fund (series) T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class (class)	2006 2006 2015
T. Rowe Price Mid-Cap Growth Fund, Inc. (corporation) T. Rowe Price Mid-Cap Growth Fund (series) T. Rowe Price Mid-Cap Growth Fund—Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund—I Class (class) T. Rowe Price Mid-Cap Growth Fund—R Class (class)	1992 1992 2000 2015 2002
T. Rowe Price Mid-Cap Value Fund, Inc. (corporation) T. Rowe Price Mid-Cap Value Fund (series) T. Rowe Price Mid-Cap Value Fund—Advisor Class (class) T. Rowe Price Mid-Cap Value Fund—I Class (class) T. Rowe Price Mid-Cap Value Fund—R Class (class)	1996 1996 2002 2015 2002
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation) T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series) T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series) T. Rowe Price High Yield Multi-Sector Account Portfolio (series) T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2011 2012 2012 2012 2012 2012 2012

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (corporation)

T. Rowe Price Multi-Strategy Total Return Fund (series)

T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class (class)

T. Rowe Price Multi-Strategy Total Return Fund—I Class (class)

2018 2018 (a) 2018
T. Rowe Price New America Growth Fund, Inc. (corporation)(a) T. Rowe Price New America Growth Fund (series) T. Rowe Price New America Growth Fund—Advisor Class (class) T. Rowe Price New America Growth Fund—I Class (class)	1985 1985 2005 2015
T. Rowe Price New Era Fund, Inc. (corporation) T. Rowe Price New Era Fund (series) T. Rowe Price New Era Fund—I Class (class)	1969 1969 2015
T. Rowe Price New Horizons Fund, Inc. (corporation) T. Rowe Price New Horizons Fund (series) T. Rowe Price New Horizons Fund—I Class (class)	1960 1960 2015
T. Rowe Price New Income Fund, Inc. (corporation) T. Rowe Price New Income Fund (series) T. Rowe Price New Income Fund—Advisor Class (class) T. Rowe Price New Income Fund—I Class (class) T. Rowe Price New Income Fund—R Class (class)	1973 1973 2002 2015 2002
T. Rowe Price Personal Strategy Funds, Inc. (corporation) T. Rowe Price Personal Strategy Balanced Fund (series) T. Rowe Price Personal Strategy Balanced Fund—I Class (class) T. Rowe Price Personal Strategy Growth Fund (series) T. Rowe Price Personal Strategy Growth Fund—I Class (class) T. Rowe Price Personal Strategy Income Fund (series) T. Rowe Price Personal Strategy Income Fund—I Class (class)	1994 1994 2016 1994 2016 1994 2016

T. Rowe Price Quantitative Management Funds, Inc. (corporation)

T. Rowe Price QM Global Equity Fund (series)

T. Rowe Price QM Global Equity Fund—Advisor Class (class)

T. Rowe Price QM Global Equity Fund—I Class (class)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (series)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund—I Class (class)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (series)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—Advisor Class (class)

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund—I Class (class)

1997 2016 2016 2016 2016 2016 2016 1997 2016 2016

Corporations	Year of Inception
T. Rowe Price QM U.S. Value Equity Fund (series) T. Rowe Price QM U.S. Value Equity Fund—Advisor Class (class) T. Rowe Price QM U.S. Value Equity Fund—I Class (class)	2016 2016 2016
T. Rowe Price Real Assets Fund, Inc. (corporation) T. Rowe Price Real Assets Fund (series) T. Rowe Price Real Assets Fund—I Class (class)	2010 2010 2015
T. Rowe Price Real Estate Fund, Inc. (corporation) T. Rowe Price Real Estate Fund (series) T. Rowe Price Real Estate Fund—Advisor Class (class) T. Rowe Price Real Estate Fund—I Class (class)	1997 1997 2004 2015

T. Rowe Price Reserve Investment Funds, Inc. (corporation)

T. Rowe Price Government Reserve Fund (series)

T. Rowe Price Short-Term Fund (series)

T. Rowe Price Short-Term Government Fund (series)

T. Rowe Price Treasury Reserve Fund (series)

1997 1997 2013 (a) 2013

T. Rowe Price Retirement Funds, Inc. (corporation)

T. Rowe Price Retirement 2005 Fund (series)

T. Rowe Price Retirement 2005 Fund—Advisor Class (class)

T. Rowe Price Retirement 2005 Fund—R Class (class)

T. Rowe Price Retirement 2010 Fund (series)

T. Rowe Price Retirement 2010 Fund—Advisor Class (class)

T. Rowe Price Retirement 2010 Fund—R Class (class)

T. Rowe Price Retirement 2015 Fund (series)

T. Rowe Price Retirement 2015 Fund—Advisor Class (class)

T. Rowe Price Retirement 2015 Fund—R Class (class)

T. Rowe Price Retirement 2020 Fund (series)

T. Rowe Price Retirement 2020 Fund—Advisor Class (class)

T. Rowe Price Retirement 2020 Fund—R Class (class)

T. Rowe Price Retirement 2025 Fund (series)

T. Rowe Price Retirement 2025 Fund—Advisor Class (class)

T. Rowe Price Retirement 2025 Fund—R Class (class)

T. Rowe Price Retirement 2030 Fund (series)

T. Rowe Price Retirement 2030 Fund—Advisor Class (class)

T. Rowe Price Retirement 2030 Fund—R Class (class)

T. Rowe Price Retirement 2035 Fund (series)

T. Rowe Price Retirement 2035 Fund—Advisor Class (class)

T. Rowe Price Retirement 2035 Fund—R Class (class)

T. Rowe Price Retirement 2040 Fund (series)

T. Rowe Price Retirement 2040 Fund—Advisor Class (class)

T. Rowe Price Retirement 2040 Fund—R Class (class)

T. Rowe Price Retirement 2045 Fund (series)

T. Rowe Price Retirement 2045 Fund—Advisor Class (class)

T. Rowe Price Retirement 2045 Fund—R Class (class)

T. Rowe Price Retirement 2050 Fund (series)

T. Rowe Price Retirement 2050 Fund—Advisor Class (class)

T. Rowe Price Retirement 2050 Fund—R Class (class)

T. Rowe Price Retirement 2055 Fund (series)

T. Rowe Price Retirement 2055 Fund—Advisor Class (class)

T. Rowe Price Retirement 2055 Fund—R Class (class)

T. Rowe Price Retirement 2060 Fund (series)

T. Rowe Price Retirement 2060 Fund—Advisor Class (class)

T. Rowe Price Retirement 2060 Fund—R Class (class)

T. Rowe Price Retirement Balanced Fund (series)

T. Rowe Price Retirement Balanced Fund—Advisor Class (class)

T. Rowe Price Retirement Balanced Fund—R Class (class)

T. Rowe Price Retirement I 2005 Fund—I Class (series)

2002 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2005 2007 2007 2006 2006 2006 2006 2007 2007 2014 2014 2014 2002 2003 2003 2015

Corporations	Year of Inception

T. Rowe Price Retirement I 2010 Fund—I Class (series)

T. Rowe Price Retirement I 2015 Fund—I Class (series)

T. Rowe Price Retirement I 2020 Fund—I Class (series)

T. Rowe Price Retirement I 2025 Fund—I Class (series)

T. Rowe Price Retirement I 2030 Fund—I Class (series)

T. Rowe Price Retirement I 2035 Fund—I Class (series)

T. Rowe Price Retirement I 2040 Fund—I Class (series)

T. Rowe Price Retirement I 2045 Fund—I Class (series)

T. Rowe Price Retirement I 2050 Fund—I Class (series)

T. Rowe Price Retirement I 2055 Fund—I Class (series)

T. Rowe Price Retirement I 2060 Fund—I Class (series)

T. Rowe Price Retirement Balanced I Fund—I Class (series)

T. Rowe Price Retirement Income 2020 Fund (series)

T. Rowe Price Target 2005 Fund (series)

T. Rowe Price Target 2005 Fund—Advisor Class (class)

T. Rowe Price Target 2005 Fund—I Class (class)

T. Rowe Price Target 2010 Fund (series)

T. Rowe Price Target 2010 Fund—Advisor Class (class)

T. Rowe Price Target 2010 Fund—I Class (class)

T. Rowe Price Target 2015 Fund (series)

T. Rowe Price Target 2015 Fund—Advisor Class (class)

T. Rowe Price Target 2015 Fund—I Class (class)

T. Rowe Price Target 2020 Fund (series)

T. Rowe Price Target 2020 Fund—Advisor Class (class)

T. Rowe Price Target 2020 Fund—I Class (class)

T. Rowe Price Target 2025 Fund (series)

T. Rowe Price Target 2025 Fund—Advisor Class (class)

T. Rowe Price Target 2025 Fund—I Class (class)

T. Rowe Price Target 2030 Fund (series)

T. Rowe Price Target 2030 Fund—Advisor Class (class)

T. Rowe Price Target 2030 Fund—I Class (class)

T. Rowe Price Target 2035 Fund (series)

T. Rowe Price Target 2035 Fund—Advisor Class (class)

T. Rowe Price Target 2035 Fund—I Class (class)

T. Rowe Price Target 2040 Fund (series)

T. Rowe Price Target 2040 Fund—Advisor Class (class)

T. Rowe Price Target 2040 Fund—I Class (class)

T. Rowe Price Target 2045 Fund (series)

T. Rowe Price Target 2045 Fund—Advisor Class (class)

T. Rowe Price Target 2045 Fund—I Class (class)

T. Rowe Price Target 2050 Fund (series)

T. Rowe Price Target 2050 Fund—Advisor Class (class)

T. Rowe Price Target 2050 Fund—I Class (class)

T. Rowe Price Target 2055 Fund (series)

T. Rowe Price Target 2055 Fund—Advisor Class (class)

T. Rowe Price Target 2055 Fund—I Class (class)

T. Rowe Price Target 2060 Fund (series)

T. Rowe Price Target 2060 Fund—Advisor Class (class)

T. Rowe Price Target 2060 Fund—I Class (class)

2015 2015 2015 2015 2015 2015 2015 2015 2015 2015 2015 2015 2017 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2013 2013 2016 2014 2014 2016
T. Rowe Price Science & Technology Fund, Inc. (corporation) T. Rowe Price Science & Technology Fund (series) T. Rowe Price Science & Technology Fund—Advisor Class (class) T. Rowe Price Science & Technology Fund—I Class (class)	1987 1987 2000 2016
T. Rowe Price Short-Term Bond Fund, Inc. (corporation) T. Rowe Price Short-Term Bond Fund (series) T. Rowe Price Short-Term Bond Fund—Advisor Class (class) T. Rowe Price Short-Term Bond Fund—I Class (class)	1984 1984 2004 2015

Corporations	Year of Inception
T. Rowe Price Ultra Short-Term Bond Fund (series) T. Rowe Price Ultra Short-Term Bond Fund—I Class (class)	2012 2017
T. Rowe Price Small-Cap Stock Fund, Inc. (corporation) T. Rowe Price Small-Cap Stock Fund (series) T. Rowe Price Small-Cap Stock Fund—Advisor Class (class) T. Rowe Price Small-Cap Stock Fund—I Class (class)	1956 1956 2000 2015
T. Rowe Price Small-Cap Value Fund, Inc. (corporation) T. Rowe Price Small-Cap Value Fund (series) T. Rowe Price Small-Cap Value Fund—Advisor Class (class) T. Rowe Price Small-Cap Value Fund—I Class (class)	1988 1988 2000 2015
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)	1987 1990 1990 1996

T. Rowe Price State Tax-Free Funds, Inc. (corporation)(a)

T. Rowe Price California Tax-Free Bond Fund (series)

T. Rowe Price California Tax-Free Bond Fund—I Class (class)

T. Rowe Price California Tax-Free Money Fund (series)

T. Rowe Price California Tax-Free Money Fund—I Class (class)

T. Rowe Price Georgia Tax-Free Bond Fund (series)

T. Rowe Price Georgia Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (series)

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Tax-Free Bond Fund (series)

T. Rowe Price Maryland Tax-Free Bond Fund—I Class (class)

T. Rowe Price Maryland Tax-Free Money Fund (series)

T. Rowe Price Maryland Tax-Free Money Fund—I Class (class)

T. Rowe Price New Jersey Tax-Free Bond Fund (series)

T. Rowe Price New Jersey Tax-Free Bond Fund—I Class (class)

T. Rowe Price New York Tax-Free Bond Fund (series)

T. Rowe Price New York Tax-Free Bond Fund—I Class (class)

T. Rowe Price New York Tax-Free Money Fund (series)

T. Rowe Price New York Tax-Free Money Fund—I Class (class)

T. Rowe Price Virginia Tax-Free Bond Fund (series)

T. Rowe Price Virginia Tax-Free Bond Fund—I Class (class)

1986 1986 2017 1986 2017 1993 2017 1993 2017 1987 2017 2001 2017 1991 2017 1986 2017 1986 2017 1991 2017
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Cash Reserves Fund (series)	1993 1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation) T. Rowe Price Summit Municipal Money Market Fund (series) T. Rowe Price Summit Municipal Intermediate Fund (series) T. Rowe Price Summit Municipal Intermediate Fund—Advisor Class (class) T. Rowe Price Summit Municipal Income Fund (series) T. Rowe Price Summit Municipal Income Fund—Advisor Class (class)	1993 1993 1993 2012 1993 2012
T. Rowe Price Tax-Efficient Funds, Inc. (corporation) T. Rowe Price Tax-Efficient Equity Fund (series) T. Rowe Price Tax-Efficient Equity Fund—I Class (class)	1997 2000 2017
T. Rowe Price Tax-Exempt Money Fund, Inc. (corporation) T. Rowe Price Tax-Exempt Money Fund (series) T. Rowe Price Tax-Exempt Money Fund—I Class(class)	1981 1981 2017
T. Rowe Price Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Tax-Free High Yield Fund (series) T. Rowe Price Tax-Free High Yield Fund—Advisor Class (class) T. Rowe Price Tax-Free High Yield Fund—I Class (class)	1985 1985 2012 2016
T. Rowe Price Tax-Free Income Fund, Inc. (corporation) T. Rowe Price Tax-Free Income Fund (series) T. Rowe Price Tax-Free Income Fund—Advisor Class (class)	1976 1976 2002

Corporations	Year of Inception
T. Rowe Price Tax-Free Income Fund—I Class (class)	2017
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (corporation) T. Rowe Price Tax-Free Short-Intermediate Fund (series) T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class (class) T. Rowe Price Tax-Free Short-Intermediate Fund—I Class (class)	1983 1983 2012 2016
T. Rowe Price Total Return Fund, Inc. (corporation) T. Rowe Price Total Return Fund (series) T. Rowe Price Total Return Fund—Advisor Class (class) T. Rowe Price Total Return Fund—I Class (class)	2016 2016 2016 2016
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (corporation) T. Rowe Price U.S. Bond Enhanced Index Fund (series)	2000 2000
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (corporation) T. Rowe Price U.S. Large-Cap Core Fund (series) T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class (class) T. Rowe Price U.S. Large-Cap Core Fund—I Class (class)	2009 2009 2009 2016
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Intermediate Fund—I Class (class) U.S. Treasury Long-Term Fund (series) U.S. Treasury Long-Term Fund—I Class (class) U.S. Treasury Money Fund (series) U.S. Treasury Money Fund—I Class (class)	1989 1989 2017 1989 2017 1982 2017
T. Rowe Price Value Fund, Inc. (corporation) T. Rowe Price Value Fund (series) T. Rowe Price Value Fund—Advisor Class (class) T. Rowe Price Value Fund—I Class (class)	1994 1994 2000 2015

(a) Reflects the inception date of the corporation’s predecessor, a Massachusetts business trust. The predecessor was reorganized and redomiciled into a Maryland corporation on October 30, 2017.

(b) Has not yet incepted.

(c) Reflects the inception date of the Henderson High Yield Opportunities Fund. The U.S. High Yield Fund’s Investor Class incepted in 2017.

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

California Tax-Free Bond, California Tax-Free Money, Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds

On October 30, 2017, each fund was reorganized and redomiciled as series of a newly organized Maryland corporation, T. Rowe Price State Tax-Free Funds, Inc. Prior to that time, the California Tax-Free Bond and the California Tax-Free Money Funds were each organized as a sub-trust of T. Rowe Price California Tax-Free Income Trust, a Massachusetts business trust, and each of the Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, and Virginia Tax-Free Bond Funds were each organized as a sub-trust of T. Rowe Price State Tax-Free Income Trust, a Massachusetts business trust.

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds

On October 30, 2017, each fund was reorganized and redomiciled into corresponding, newly organized Maryland corporations. Prior to that time, each fund was organized as a Massachusetts business trust.

Cash Reserves Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Summit Cash Reserves Fund to T. Rowe Price Cash Reserves Fund.

Communications & Technology Fund

Effective May 1, 2018, the fund’s name was changed from T. Rowe Price Media & Telecommunications Fund to T. Rowe Price Communications & Technology Fund.

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund.

Dynamic Global Bond Fund

Effective May 1, 2017, the fund’s name was changed from T. Rowe Price Global Unconstrained Bond Fund to T. Rowe Price Dynamic Global Bond Fund.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to T. Rowe Price Emerging Europe Fund.

Emerging Markets Corporate Multi-Sector Account Portfolio

Effective July 1, 2013, the fund’s name was changed from T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to T. Rowe Price Equity Index 500 Fund.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to T. Rowe Price Global Growth Stock Fund and T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund—Advisor Class

Effective July 1, 2015, the funds’ names were changed from T. Rowe Price Strategic Income Fund and T. Rowe Price Strategic Income Fund—Advisor Class to T. Rowe Price Global Multi-Sector Bond Fund and T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class, respectively.

Government Money Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Prime Reserve Fund to T. Rowe Price Government Money Fund.

Government Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Reserve Investment Fund to T. Rowe Price Government Reserve Fund.

Institutional Global Focused Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Equity Fund to T. Rowe Price Institutional Global Focused Growth Equity Fund.

Institutional Global Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Large-Cap Equity Fund to T. Rowe Price Institutional Global Growth Equity Fund.

Institutional International Concentrated Equity Fund

Effective November 1, 2014, the fund’s name was changed from T. Rowe Price Institutional Concentrated International Equity Fund to T. Rowe Price Institutional International Concentrated Equity Fund.

Institutional International Growth Equity Fund

Effective June 1, 2010, the fund’s name was changed from T. Rowe Price Institutional Foreign Equity Fund to T. Rowe Price Institutional International Growth Equity Fund.

International Value Equity Fund

Effective January 1, 2017, the fund’s name was changed from T. Rowe Price International Growth & Income Fund to T. Rowe Price International Value Equity Fund.

Limited Duration Inflation Focused Bond Fund

Effective September 29, 2015, the fund’s name was changed from T. Rowe Price Inflation Focused Bond Fund to T. Rowe Price Limited Duration Inflation Focused Bond Fund. Prior to July 7, 2010, the fund was named T. Rowe Price Short-Term Income Fund.

QM U.S. Small-Cap Growth Equity Fund

Effective February 24, 2016, the fund’s name was changed from T. Rowe Price Diversified Small-Cap Growth Fund to T. Rowe Price QM U.S. Small-Cap Growth Equity Fund.

Retirement Balanced Fund, Retirement Balanced Fund—Advisor Class, and Retirement Balanced Fund—R Class

Effective December 29, 2014, the funds’ names were changed from T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class to T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, respectively.

Short-Term Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Reserve Fund to T. Rowe Price Short-Term Fund.

Short-Term Government Fund

Effective October 1, 2016, the fund’s name was changed from T. Rowe Price Short-Term Government Reserve Fund to T. Rowe Price Short-Term Government Fund.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from T. Rowe Price OTC Fund to T. Rowe Price Small-Cap Stock Fund.

Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class

Effective February 24, 2016, the fund’s names were changed from Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target

Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund, Target Retirement 2005 Fund—Advisor Class, Target Retirement 2010 Fund—Advisor Class, Target Retirement 2015 Fund—Advisor Class, Target Retirement 2020 Fund—Advisor Class, Target Retirement 2025 Fund—Advisor Class, Target Retirement 2030 Fund—Advisor Class, Target Retirement 2035 Fund—Advisor Class, Target Retirement 2040 Fund—Advisor Class, Target Retirement 2045 Fund—Advisor Class, Target Retirement 2050 Fund—Advisor Class, Target Retirement 2055 Fund—Advisor Class, and Target Retirement 2060 Fund—Advisor Class to Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Target 2060 Fund, Target 2005 Fund—Advisor Class, Target 2010 Fund—Advisor Class, Target 2015 Fund—Advisor Class, Target 2020 Fund—Advisor Class, Target 2025 Fund—Advisor Class, Target 2030 Fund—Advisor Class, Target 2035 Fund—Advisor Class, Target 2040 Fund—Advisor Class, Target 2045 Fund—Advisor Class, Target 2050 Fund—Advisor Class, Target 2055 Fund—Advisor Class, and Target 2060 Fund—Advisor Class, respectively.

Treasury Reserve Fund

Effective August 1, 2016, the fund’s name was changed from T. Rowe Price Government Reserve Investment Fund to T. Rowe Price Treasury Reserve Fund.

U.S. Bond Enhanced Index Fund

Effective May 6, 2011, the fund’s name was changed from T. Rowe Price U.S. Bond Index Fund to T. Rowe Price U.S. Bond Enhanced Index Fund.

U.S. High Yield Fund

On May 22, 2017, all of the assets and liabilities of the Henderson High Yield Opportunities Fund were transferred to the U.S. High Yield Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (the “Reorganization”). As a result of the Reorganization, the Henderson High Yield Opportunities Fund’s shareholders received shares of the U.S. High Yield Fund based on the value of their accounts on May 19, 2017. The U.S. High Yield Fund’s Advisor Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class A, and the U.S. High Yield Fund’s I Class assumed the performance and accounting history of the Henderson High Yield Opportunities Fund’s Class I. Shareholders who owned Class A or Class C shares of the Henderson High Yield Opportunities Fund received Advisor Class shares of the U.S. High Yield Fund, and shareholders who owned Class I or Class R6 shares of the Henderson High Yield Opportunities Fund received I Class shares of the U.S. High Yield Fund in the Reorganization.

PROXY VOTING POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the Price Funds, as well as other managed funds and institutional and private counsel clients who have delegated such responsibility to T. Rowe Price.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major proxy voting issues, creates guidelines, and oversees the voting process. The Proxy Committee, comprised of portfolio managers, investment analysts, operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In establishing our proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by an outside proxy advisor, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio managers decide how to vote on the proxy proposals of companies held in their portfolios. Because portfolio managers may have differences of opinion on portfolio companies and their unique governance issues, the Price Funds may cast different votes at the same shareholder meeting. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders, or where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s Board of Directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its Board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available through troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors

For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key Board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe Boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their Board duties due to their commitments to other Boards. We may vote against certain directors who have served on company Boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all Board members annually because Boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen Boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire Board if it fails to implement shareholder proposals that receive majority support.

Antitakeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes antitakeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such antitakeover mechanisms include classified Boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues

T. Rowe Price’s goal is to ensure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s Say-on-Pay vote in consecutive years.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues

T. Rowe Price analyzes corporate responsibility issues on a case-by-case basis utilizing research from ISS, company filings and sustainability reports, research from other investors and nongovernmental organizations, our internal industry research analysts, and our internal responsible investment specialists. T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by Price Fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Spectrum, and Target Date Funds

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro-rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

Proxy Vote Disclosure

The Price Funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3  acceptable capacity for repayment of short-term promissory obligations.

S&P A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships that exist with the issuer; and recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

S&P Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

S&P

AAA–This is the highest rating assigned by S&P’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch

AAA–High-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

S&P SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Articles of Incorporation of Registrant, dated April 23, 1996 (electronically filed with Initial Registration Statement dated May 30, 1996)

(a)(2) Articles of Amendment of Registrant, dated August 1, 1996 (electronically filed with Amendment No. 9 dated April 30, 2001)

(a)(3) Articles of Amendment of Registrant, dated March 7, 2000 (electronically filed with Amendment No. 9, dated April 30, 2001)

(a)(4) Articles Supplementary of Registrant, dated April 17, 2000 (electronically filed with Amendment No. 9, dated April 30, 2001)

(a)(5) Articles Supplementary of Registrant, dated July 24, 2001 (electronically filed with Amendment No. 11, dated October 17, 2001)

(a)(6) Articles Supplementary of Registrant, dated July 23, 2003 (electronically filed with Amendment No. 15 dated September 26, 2003)

(a)(7) Articles Supplementary of T. Rowe Price Institutional Concentrated Large-Cap Value Fund, dated July 19, 2006 (electronically filed with Amendment No. 20 dated September 28, 2006)

(a)(8) Articles Supplementary of T. Rowe Price Institutional U.S. Structured Research Fund, dated July 24, 2007 (electronically filed with Amendment No. 22 dated August 15, 2007)

(b) By-Laws of Registrant, as amended July 21, 1999, October 24, 2001, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, and October 17, 2011 (electronically filed with Amendment No. 30 dated April 26, 2012)

(c) See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Incorporation, (electronically filed with initial Registration Statement); and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws

(d)(1) Investment Management Agreement between Registrant, on behalf of Institutional Mid-Cap Equity Fund and T. Rowe Price Associates, Inc., dated April 24, 1996 (electronically filed with Pre-Effective Amendment No. 1 dated July 24, 1996)

(d)(2) Investment Management Agreement between Registrant, on behalf of Institutional Large-Cap Value Fund and T. Rowe Price Associates, Inc. dated February 9, 2000 (electronically filed with Amendment No. 9, dated April 31, 2001)

(d)(3) Investment Management Agreement between Registrant, on behalf of Institutional Small-Cap Stock Fund and T. Rowe Price Associates, Inc. dated February 9, 2000 (electronically filed with Amendment No. 9, dated April 31, 2001)

(d)(4) Investment Management Agreement between Registrant, on behalf of Institutional Large-Cap Growth Fund and T. Rowe Price Associates, Inc. dated July 24, 2001 (electronically filed with Amendment No. 11 dated October 17, 2001)

(d)(5) Investment Management Agreement between Registrant, on behalf of Institutional Large-Cap Core Equity Growth Fund and T. Rowe Price Associates, Inc. dated July 23, 2003 (electronically filed with Amendment No. 15 dated September 26, 2003)

(d)(6) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Institutional Concentrated Large-Cap Value Fund, and T. Rowe Price Associates, Inc. dated July 19, 2006 (electronically filed with Amendment No. 20 dated September 28, 2006)

(d)(7) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Institutional U.S. Structured Research Fund, and T. Rowe Price Associates, Inc. dated July 24, 2007 (electronically filed with Amendment No. 22 dated August 15, 2007)

(e)(1) Underwriting Agreement between Registrant, and T. Rowe Price Investment Services, Inc. (electronically filed with Pre-Effective Amendment No. 1 dated July 24, 1996)

(e)(2) Amendment to Underwriting Agreements between Each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, and February 5, 2018

(g)(2) Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, July 26, 2016, May 1, 2017, July 28, 2017, September 25, 2017, October 13, 2017, December 15, 2017, February 1, 2018, and May 1, 2018

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2018

(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 38 dated April 27, 2016)

(h)(3) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, and October 30, 2017

(h)(4) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, and October 30, 2017

(h)(5) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price

Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, and October 30, 2017

(h)(6) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2018

(h)(7) Securities Lending Agreement Amendments between each of the T. Rowe Price Funds listed on Appendix 4 and JPMorgan Chase Bank, N.A., dated April 11, 1995, as amended September 24, 2014, November 24, 2014, and February 1, 2016 (electronically filed with Amendment No. 40 dated April 26, 2017)

(h)(8) Amendments to the Amended and Restated Securities Lending Authorization Agreement between each of the T. Rowe Price Funds listed on Schedule B and State Street Bank and Trust Company, dated January 30, 2012, as amended January 22, 2013, September 24, 2014, January 30, 2015, August 1, 2015, October 27, 2015, and February 23, 2016 (electronically filed with Amendment No. 40 dated April 26, 2017)

(i) Inapplicable

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Opinion of Counsel

(j)(3) Power of Attorney

(k) Inapplicable

(l) Inapplicable

(m) Inapplicable

(n) Inapplicable

(p) Code of Ethics and Conduct, dated March 1, 2017

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) is an independent asset management firm that is committed to serving the needs of investors worldwide and owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and sub-adviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom limited company. In 2010, the company changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also authorized and regulated by the FCA, and licensed by the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other global regulators. Price International sponsors and serves as adviser to foreign collective investment schemes and is, along with T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. (as defined later), responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd, T. Rowe Price Japan, Inc., and/or T. Rowe Price Australia Limited (each a “Price Entity”). Each Price Entity may also delegate investment management responsibilities to Price International. Price International also acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg. Price International is headquartered in London and has several branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of clients based in certain Asian countries. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong may serve as adviser to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Hong Kong may also serve as, adviser/sub-adviser to registered investment companies, institutional clients, and certain commingled products Price Hong Kong may delegate investment management responsibilities to a Price Entity. Each Price Entity may also delegate investment management responsibilities to Price Hong Kong. Price Hong Kong also serves as sub distributor of collective investment schemes domiciled in Luxembourg.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of clients based in Singapore and certain other Asian countries. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore may serve as adviser to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Singapore may also serve as adviser/sub-adviser to registered investment companies, institutional clients, and certain commingled products. Price Singapore may delegate investment management responsibilities to a Price Entity. Each Price Entity may also delegate investment management responsibilities to Price Singapore. Price Singapore also serves as sub distributor of collective investment schemes domiciled in Luxembourg.

T. Rowe Price Japan, Inc. (“Price Japan”), a wholly owned subsidiary of Price International, was organized as a Japanese private company in 2017. Price Japan is responsible for marketing and client servicing of clients based in Japan. Price Japan holds an investment management business license with the FSA, is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also licensed as an ITM manager by the FSA. Price Japan may serve as adviser/sub-adviser to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Japan may also serve as adviser/sub-adviser to registered investment companies, institutional clients, and certain commingled products. Price Japan may delegate investment management responsibilities to a Price Entity. Each Price Entity may also delegate investment management responsibilities to Price Japan.

T. Rowe Price Australia Limited (“Price Australia”), a wholly owned subsidiary of Price International, was organized as an Australian public company limited by shares in 2017. Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. Price Australia holds an Australian Financial Services License with the ASIC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Australia may serve as adviser/sub-adviser to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Australia may also serve as adviser/sub-adviser to registered investment companies, institutional clients, and certain commingled products. Price Australia may delegate investment management responsibilities to a Price Entity. Each Price Entity may also delegate investment management responsibilities to Price Australia.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage Division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and also provides shareholder services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative and recordkeeping services to employee benefit plan clients.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorite des Marches Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, Price International, Price Hong Kong, Price Singapore, Price Japan, and/or Price Australia.

T. Rowe Price Insurance Agency, Inc. was dissolved on December 31, 2016.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SÀRL (“SÀRL”), a Luxembourg société à responsabilité limitée, organized on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). It is a wholly owned subsidiary of Price International. SÀRL acts as the management company of certain Luxembourg Funds, a UK fund and a Cayman fund, and is charged with the administration and management of the funds. SÀRL is registered with the Luxembourg Commercial Register and is regulated by the Commission de Surveillance du Secteur Financier. SÀRL outsources functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett also serves on the boards of directors of Rexnord Corporation, FTI Consulting, Williams Scotsman, and The Baltimore Life Insurance Company. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as president of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, Marriott International, Inc., and Bloom Energy. Ms. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

H. Lawrence Culp, Director of T. Rowe Price Group. Mr. Culp is a senior lecturer at Harvard Business School and a senior advisor at Bain Capital. He was chief executive officer and president of Danaher Corporation from 2001 to 2014. He serves as chair of the Board of Visitors and Governors for Washington College and as a member of the Board of Trustees of Wake Forest University. Mr. Culp holds a Bachelor of Arts degree from Washington College and an M.B.A from Harvard Business School. Mr. Culp’s address is 863 Alvermar Ridge Drive, McLean, Virginia 22102.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Dr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, France-Merrick Foundation, Marguerite Casey Foundation (Chair), The Urban Institute, the Maryland Business Roundtable for Education, McCormick & Company, and the Baltimore Equitable Society. Dr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. and is a member of the board of directors of Right to Play. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and chief executive officer of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and cochairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S. Senate from 1995 to 2013, and as a member of the U.S. House of Representatives from 1979 to 1995. Ms. Snowe serves on the boards of Aetna, Inc., Synchrony Financial, and Synchrony Bank. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998 to 2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Teach for America, The Y of Central Maryland and as a member of the Board of Trustees of Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg is an executive advisor of Aquiline Capital Partners LLC, a private equity investment firm specializing in the financial services sector. Ms. Wijnberg currently serves on the Board of Directors of Automatic Data Processing, Inc. and from 2003 to 2016 served on the Board of Directors of Tyco International PLC. She is also a director of Seeds of Peace, the Alliance for Young Artists & Writers, Spark MicroGrants, and the John Simon Guggenheim Memorial Foundation.

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson is retired executive chairman of McCormick & Company, Inc. He was chairman and chief executive officer of McCormick & Company, Inc. from 2008 - 2016. He serves on the boards of directors of the WestRock Company. Mr. Wilson also serves on the Board of Visitors of the University of Maryland, Baltimore County as well as the Advisory Council for the University of Tennessee’s Haslam College of Business. Mr. Wilson holds a Bachelor of Science degree from the University of Tennessee and received an honorary doctorate in science from the Maryland University of Integrative Health. Mr. Wilson’s address is 18 Loveton Circle, Sparks, Maryland 21152.

Independent Manager of T. Rowe Price (Luxembourg) Management SÀRL

Alfred Francois (Freddy) Brausch, Manager of T. Rowe Price (Luxembourg) Management SÀRL. Mr. Brausch was a managing partner of Linklaters LLP Luxembourg until April 2016. He serves as Vice Chairman and is a member of the Executive Committee of the Luxembourg Investment Fund Association (“ALFI”). Mr. Brausch also serves as a member of the Haut Comité Juridique de la Place Financière, and several advisory committees to the Luxembourg Financial Sector Supervisory Commission (“CSSF”). Mr. Brausch’s address is 35 Avenue John F. Kennedy, L-1855, Luxembourg.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, Price Singapore, Price Japan, and Price Australia):

Name	Company Name	Position Held With Company

Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Phillipe Ayral	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Oliver D. Bell	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President

Name	Company Name	Position Held With Company

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director Chairman of the Board Vice President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Director Vice Chairman of the Board Vice President
	T. Rowe Price International Ltd	Director Chairman of the Board Chief Executive Officer President
	T. Rowe Price Investment Services, Inc.	Director Chairman of the Board Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Chairman of the Board
	T. Rowe Price Services, Inc.	Director Chairman of the Board Vice President
	T. Rowe Price Trust Company	Director Chairman of the Board Chief Executive Officer President
Murray E. Brewer	T. Rowe Price Australia Limited	Director Vice President
Archibald A. Ciganer	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Céline Dufétel	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	TRP Colorado Springs, LLC	President
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
	TRPH Corporation	Director President
Jeremy M. Fisher	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer – Regulatory
	T. Rowe Price (Switzerland) GmbH	Director Managing Officer
	T. Rowe Price Australia Limited	Chief Compliance Officer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price Japan, Inc.	Chief Compliance Officer Auditing Officer
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President

Name	Company Name	Position Held With Company

Tateomi Fujino	T. Rowe Price Japan, Inc.	Director Vice President
	TRPH Corporation	Vice President
John R. Gilner	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Robert C.T. Higginbotham	T. Rowe Price (Canada), Inc.	Director Chairman of the Board President
	T. Rowe Price (Luxembourg) Management SÀRL	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International, Ltd	Director Vice President
Naoyuki Honda	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Randal S. Jenneke	T. Rowe Price Australia Limited	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Vice President
Scott E. Keller	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Director Vice President
Christine M. Morgan	T. Rowe Price (Canada), Inc.	Director Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President

Name	Company Name	Position Held With Company

David Oestreicher	T. Rowe Price (Canada), Inc.	Vice President Secretary
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Authorized Signer
	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Vice President Secretary
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Chief Legal Officer Vice President Secretary
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President Secretary
	T. Rowe Price Investment Services, Inc.	Director Vice President Secretary
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President Secretary
	T. Rowe Price Services, Inc.	Director Vice President Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Director Vice President Secretary
	TRP Colorado Springs, LLC	Secretary
	TRP Office Florida, LLC	Secretary
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	TRPH Corporation	Director Vice President Secretary

Brian C. Rogers	T. Rowe Price Group, Inc.	Director

William J. Stromberg	T. Rowe Price Associates, Inc.	Director Chairman of the Board President
	T. Rowe Price Group, Inc.	Director Chief Executive Officer President
	T. Rowe Price International Ltd	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Name	Company Name	Position Held With Company

Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Japan, Inc.	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Director Chief Executive Officer Vice President
Hiroshi Watanabe	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Paul J. Wojcik	T. Rowe Price (Luxembourg) Management SÀRL	Director

	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Chief Risk Officer Vice President

	T. Rowe Price Hong Kong Limited	Vice President
T. Rowe Price International Ltd	Vice President
T. Rowe Price Singapore Private Ltd.	Vice President
T. Rowe Price Trust Company	Vice President
Ernest C. Yeung	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Certain directors and officers of T. Rowe Price Group and T. Rowe Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the mutual funds sponsored and managed by T. Rowe Price Associates, Inc., including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.

T. Rowe Price Capital Appreciation Fund, Inc.
T. Rowe Price Capital Appreciation & Income Fund, Inc.

T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Credit Opportunities Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.

T. Rowe Price Equity Income Fund, Inc.

T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Floating Rate Fund, Inc.
T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Multi-Sector Bond Fund, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.

T. Rowe Price GNMA Fund, Inc.

T. Rowe Price Government Money Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Multi-Sector Account Portfolios, Inc.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.

T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Quantitative Management Funds, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.

T. Rowe Price State Tax-Free Funds, Inc.

T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.

T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price Total Return Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and Vice President	Chairman of the Board
Scott B. David	Director and President	None
Timothy S. Dignan	Treasurer and Vice President	None
Stephanie P. Mumford	Chief Compliance Officer and Vice President	None

Susanne P. Voelker	Controller and Vice President	None

David Oestreicher	Director, Vice President, and Secretary	Vice President
Constante R. Abaya	Vice President	None

Christine B. Akins	Vice President	None

Brent A. Andersen	Vice President	None
Cheryl L. Armitage	Vice President	None

Brendan C. Asaff	Vice President	None

Andrew Astley	Vice President	None
Christopher P. Augelli	Vice President	None
Andrew L. Baird	Vice President	None
Steven J. Banks	Vice President	None
Antonio Bass	Vice President	None
Thomas E. Bauer	Vice President	None
Katherine Keene Becker	Vice President	None
Cheri M. Belski	Vice President	None
Sukhvinder K. Bhogal	Vice President	None
Bryan K. Blackmon	Vice President	None
Thomas J. Bonner	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Matthew W. Boren	Vice President	None

Chase B. Bower	Vice President	None

Darrell N. Braman	Vice President	Vice President and Secretary
Jaime M. Branstetter	Vice President	None
Anne Whitescarver Brown	Vice President	None
Martin P. Brown	Vice President	None

Christopher D. Browne	Vice President	None

Barbara J. Burdett	Vice President	None

Jason N. Butler	Vice President	None

Sheila P. Callahan	Vice President	None
Christopher E. Carpenter	Vice President	None
Cameron H. Carty	Vice President	None
Danielle M. Chaisson	Vice President	None
Laura H. Chasney	Vice President	None
Jerome A. Clark	Vice President	None
Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None
Adam Cohen	Vice President	None

Douglas J. Comer	Vice President	None

Roberta V. Cordova	Vice President	None
Anne M. Coveney	Vice President	None
Mark Cover	Vice President	None
Robert A. Craft	Vice President	None
J. Lawrence Cronin, Jr.	Vice President	None

Jonathan J. Crooks	Vice President	None

Keith M. Crouse	Vice President	None
Joseph A. Crumbling	Vice President	None
Valerie A. D’Agostino	Vice President	None

Susan M. D’Angelo	Vice President	None

Martha Brock Daniel	Vice President	None
Michael Davis	Vice President	None
Terrence L. Davis	Vice President	None
Benjamin P. DeFelice	Vice President	None
Patrick M. Delaney	Vice President	None
Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None
Sanjeev K. Dev	Vice President	None
David E. Donahoo	Vice President	None
Jean M. Dunn	Vice President	None
Heather C. Dzielak	Vice President	None
David J. Eikenberg	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

John Eiler	Vice President	None

Dennis J. Elliott	Vice President	None

Rebecca A. English	Vice President	None

James P. Erceg	Vice President	None
John H. Escario	Vice President	None
Wayne C. Ewan	Vice President	None
Christopher D. Ferrara	Vice President	None

Lauren Brooke Ferrara	Vice President	None

David Jonathan Fineman	Vice President	None
Derek W. Fisher	Vice President	None

Adam Fletcher	Vice President	None

Mary L. Fletcher	Vice President	None
Andrew Fluet	Vice President	None

Jessica Ford	Vice President	None
Victoria Fung	Vice President	None
Daniel J. Funk	Vice President	None

Christopher M. Gaeng	Vice President	None
Thomas A. Gannon	Vice President	None
Romi D. Garvey	Vice President	None
Michele J. Giangrande	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Andrew C. Goeller	Vice President	None
Jason L. Gounaris	Vice President	None
Leah B. Greenstein	Vice President	None

Gail Griffin	Vice President	None

Noel Hainsselin	Vice President	None
John Halaby	Vice President	None

Jason E. Hammond	Vice President	None

Philip E. Hauser	Vice President	None
Jeffrey J. Hill	Vice President	None
Todd Hiller	Vice President	None

Megan Hopps	Vice President	None

Jason P. Horenci	Vice President	None

Karen J. Igler	Vice President	None
Robert C. Ihle	Vice President	None

Katrina Jacobs	Vice President	None
Lloyd Brendan James	Vice President	None

Daniel M. Jarrett	Vice President	None

Anjanette Kallas	Vice President	None

Heidi C. Kaney	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

Cindy H. Kennedy	Vice President	None

David M. Kittredge	Vice President	None
Matthew Ko	Vice President	None
Jeffrey A. Krawczak	Vice President	None
Michael K. Krawczyk	Vice President	None
Michael J. Kubik	Vice President	None
Douglas C. Lambert	Vice President	None
Steven A. Larson	Vice President	None
Lorie Latham	Vice President	None
Christy H. Lausch	Vice President	None
Jonathan N. Lepore	Vice President	None
Keith W. Lewis	Vice President	None

Ryan M. Liberatore	Vice President	None

Benjamin M. Livingston	Vice President	None
William J. Luecking	Vice President	None
Sean M. Lynch	Vice President	None
Benjamin W. Lythgoe	Vice President	None
Christopher B. Macon	Vice President	None
Edward M. Martin	Vice President	None
Vinnett M. Mason	Vice President	None

Taylor L.B. Mayo	Vice President	None
Christopher D. McAvoy	Vice President	None

Karan McClimans	Vice President	None
Michael A. McKenna	Vice President	None
Carey J. McKenzie	Vice President	None

Elizabeth M. Mealey	Vice President	None

Eric Milano	Vice President	None
Sebastian J. Mitchell	Vice President	None
Daniella Moiseyev-Cunniffe	Vice President	None
Gwendolyn Moody	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
James P. Murphy, Jr.	Vice President	None
T. Michael Murphy	Vice President	None
Paul Musante	Vice President	None
Susan L. Nakai	Vice President	None
Robert H. Nicholson	Vice President	None

William N. Nolan	Vice President	None

Kevin M. O’Brien	Vice President	None
Olutokunbo A. Ojo-Ade	Vice President	None

Michael J. Park	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Wayne Park	Vice President	None

Adam Peach	Vice President	None

Glenn A. Pendleton	Vice President	None

Paul J. Pfeiffer	Vice President	None

John E. Pflieger	Vice President	None
Gregory L. Phillips	Vice President	None
Samantha J. Pilon	Vice President	None

Rudy Pimentel	Vice President	None
Cheryl M. Pipia	Vice President	None

Matthew Pisanelli	Vice President	None
Victor M. Pita	Vice President	None

Andrew Pizza	Vice President	None

Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None

Matthew T. Pope	Vice President	None
William Presley	Vice President	None

Jacob V. Pruitt	Vice President	None

Meara R. Ranadive	Vice President	None

Seamus A. Ray	Vice President	None
Margaret H. Raymond	Vice President	None
Jennifer L. Richardson	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None

Erik C. Ronne	Vice President	None

Mary H. Roosevelt Long	Vice President	None

Brett Round	Vice President	None

Mark B. Ruhe	Vice President	None
Megan Keyser Rumney	Vice President	None

Melissa J. Sacks	Vice President	None

Kevin C. Savage	Vice President	None
Dorothy C. Sawyer	Vice President	None
Michael R. Saylor	Vice President	None
Jason M. Scarborough	Vice President	None

Mark A. Scarborough	Vice President	None
Joshua Scher	Vice President	None
Sheila Simmons Schubarth	Vice President	None
Richard Schultz	Vice President	None
Deborah D. Seidel	Vice President	None

Robert A. Seidel	Vice President	None
Rania B. Selfani	Vice President	None
Brandon Shea	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Erin C. Sheehan	Vice President	None
Karen M. Sheehan	Vice President	None
Nicholas A. Sheppard	Vice President	None
Scott L. Sherman	Vice President	None
John E. Shetterly	Vice President	None
Ren Ruan Shi	Vice President	None
Jae M. Shin	Vice President	None

Thomas E. Shipley	Vice President	None
Daniel T. Shively	Vice President	None

Carole Hofmeister Smith	Vice President	None
Danielle Nicholson Smith	Vice President	None
Ian M. Smith	Vice President	None
Andrew W. Snyder	Vice President	None

Phil Soto	Vice President	None

Craig J. St. Thomas	Vice President	None

Nathan G. Tawes	Vice President	None

Christopher J. Theall	Vice President	None

Christopher N. Thuku	Vice President	None

Alan P. Valenca	Vice President	None
Todd R. Valles	Vice President	None

Tyler VanZandt	Vice President	None

Adam J. Varga	Vice President	None
Stephen B. Vaughan	Vice President	None
Bryan W. Venable	Vice President	None

Benjamin Vidmar	Vice President	None
Darryl Wagner	Vice President	None

Eric P. Wagner	Vice President	None

Jacob Walker	Vice President	None
John H. Wallick	Vice President	None
William R. Weker, Jr.	Vice President	None
Paula A. Wendt	Vice President	None
Mark P. Whiskeyman	Vice President	None
Mary E. Whiteman	Vice President	None

Jennifer Whitman	Vice President	None

Natalie C. Widdowson	Vice President	None
Jonathan Wilkinson	Vice President	None
Barrett Wragg	Vice President	None
Lea B. Wray	Vice President	None
John Mitchell (Mitch) Wurzer	Vice President	None
Paul A. Zettl	Vice President	None
Kelly L. Zimmerman	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James Zurad	Vice President	None

Kimberly S. Abramshe	Assistant Vice President	None
Daniel Michael Alderman	Assistant Vice President	None

Martin D. Allenbaugh, Jr.	Assistant Vice President	None
Kristen L. Alliger	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None

Lorraine J. Andrews	Assistant Vice President	None
Ashish L. Arora	Assistant Vice President	None

Chad L. Baker	Assistant Vice President	None

Jason L. Bandel	Assistant Vice President	None

Ryan N. Barker	Assistant Vice President	None

Andrew A. Beliveau	Assistant Vice President	None
Matthew J. Bender	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None

Javier Bermudez	Assistant Vice President	None
Thomas J. Bianco	Assistant Vice President	None

Robert R. Biden	Assistant Vice President	None

Paul Bishop	Assistant Vice President	None
Michael A. Bitzelberger	Assistant Vice President	None

Brennan C. Brammer	Assistant Vice President	None

Tara Brummell	Assistant Vice President	None

Michael T. Buberl	Assistant Vice President	None
Heather C. Buchanan	Assistant Vice President	None
Gregory J. Burkavage	Assistant Vice President	None

Jeffrey A. Burns	Assistant Vice President	None

Nicole J. Burroughs	Assistant Vice President	None

Casey S. Cartun	Assistant Vice President	None
Kathleen N. Carullo	Assistant Vice President	None
Thomas F. Casperite	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Kevin S. Clapper	Assistant Vice President	None
Frank J. Clarkson	Assistant Vice President	None

Philip W. Collier	Assistant Vice President	None
Neil Cooper	Assistant Vice President	None

Victor Coward	Assistant Vice President	None

Brandon Cuellar	Assistant Vice President	None

Lawrence C. D’Alessandra	Assistant Vice President	None

David B. Daniel	Assistant Vice President	None
Heather R. Demsky	Assistant Vice President	None

Eric W. Dezell	Assistant Vice President	None

Daniel S. Dier	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

Robert Dill	Assistant Vice President	None
Kristin N. Dodson	Assistant Vice President	None

Ashley Echols	Assistant Vice President	None

Katie L. Erich	Assistant Vice President	None

Keith Darren Matthew Falcao	Assistant Vice President	None
Jeffrey S. Fedan	Assistant Vice President	None
Robin Feil	Assistant Vice President	None
Tara L. Finney	Assistant Vice President	None
Brooks J. Fisher	Assistant Vice President	None
Donald T. Fisher	Assistant Vice President	None
Laura Toner Fitzpatrick	Assistant Vice President	None

Anne Fleshman	Assistant Vice President	None

Ginny Lee Foran	Assistant Vice President	None

Kelsey E. Gallagher	Assistant Vice President	None

Avery Gordon Gerald	Assistant Vice President	None
Tyler M. Ghingher	Assistant Vice President	None

David M. Gilliam	Assistant Vice President	None
Roger W. Gluck	Assistant Vice President	None

David M. Gonzalez	Assistant Vice President	None
Christine A. Gorham	Assistant Vice President	None

Mary Abagail Groom	Assistant Vice President	None
Timothy A. Harris	Assistant Vice President	None

James C. Hebert	Assistant Vice President	None

Julia K. Hesson	Assistant Vice President	None

Kristina Cowden Hoard	Assistant Vice President	None

Keith Holmes	Assistant Vice President	None

Sara Hodges Ismart	Assistant Vice President	None

Christopher Keelan	Assistant Vice President	None

Tya M.Kelly	Assistant Vice President	None
Emily A. Kookogey	Assistant Vice President	None
April D. Lambert	Assistant Vice President	None
Joshua Levine	Assistant Vice President	None

Paul M. Lichtinger	Assistant Vice President	None

Jeffrey D. Logsdail	Assistant Vice President	None

MariaCarla Lurz	Assistant Vice President	None

Alyson Luszcz	Assistant Vice President	None
DanielleK. Malanczuk	Assistant Vice President	None

Amanda E. Malone Klink	Assistant Vice President	None
Patrick R. Maloney	Assistant Vice President	None

Michael R. Manning	Assistant Vice President	None
David Matsumura	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

Kevin T. McCarthy	Assistant Vice President	None

Shawn P. McConnon	Assistant Vice President	None
Robert P. McDavid	Assistant Vice President	None

Erica M. McGinnes	Assistant Vice President	None
Keith McGurrin	Assistant Vice President	None

Joseph Mondell	Assistant Vice President	None

Gregory Moro	Assistant Vice President	None
James V. Morrow	Assistant Vice President	None
Lauren M. Neilsen	Assistant Vice President	None

Daniel J. Nelson	Assistant Vice President	None

Erik Nelson	Assistant Vice President	None

David V. Norris	Assistant Vice President	None
Michael J. Norton	Assistant Vice President	None
Kelly M. Nowlan	Assistant Vice President	None
Michael S. Olshefski	Assistant Vice President	None
Michael D. Oroszi	Assistant Vice President	None

Donald G. Phillips	Assistant Vice President	None

Lori Pleasant	Assistant Vice President	None
Anthony D. Polichemi	Assistant Vice President	None

Jennifer J. Pyne	Assistant Vice President	None
John K. Ramirez	Assistant Vice President	None

Juliana Ramirez	Assistant Vice President	None

Daniel Rauenzahn	Assistant Vice President	None

Aditya S. Raval	Assistant Vice President	None

David Ray	Assistant Vice President	None

Amir Reda	Assistant Vice President	None

Caitlin Reilly	Assistant Vice President	None
Sean P. Rentch	Assistant Vice President	None

Stuart L. Ritter	Assistant Vice President	None
Dorothy A. Rostkowski	Assistant Vice President	None

Dorian M. Royal	Assistant Vice President	None
Laura L. Russell	Assistant Vice President	None

Shawn A. Sacchetti	Assistant Vice President	None

Keon Franklin Scott	Assistant Vice President	None
Heather L.H. Seabeck	Assistant Vice President	None

Eric A. Seale	Assistant Vice President	None

Garrett S. Siperko	Assistant Vice President	None
Robert A. Skaare II	Assistant Vice President	None

Francisco R. Solis	Assistant Vice President	None

Cory B. Stearman	Assistant Vice President	None

Daniel Strine	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Jennifer L. Suess	Assistant Vice President	None
Ali Tajdar	Assistant Vice President	None
Jill M. Talbott	Assistant Vice President	None

Daniel Tambellini	Assistant Vice President	None

Nathan A. Taylor	Assistant Vice President	None

Lindsay F. Theodore	Assistant Vice President	None
Joy A. Thomas	Assistant Vice President	None

David S. Tondreault	Assistant Vice President	None
Jaclyn S. Tondreault	Assistant Vice President	None

Michael R. Trujillo	Assistant Vice President	None

Ryan Uhle	Assistant Vice President	None

Courtney Vollbracht	Assistant Vice President	None

William Maitland Walton	Assistant Vice President	None

Carey Ward	Assistant Vice President	None
David Weeks	Assistant Vice President	None

Timothy M. White	Assistant Vice President	None
Nicole S. Whitman	Assistant Vice President	None
Amy E. Williams	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None

Andrew M. Winn	Assistant Vice President	None

Jennifer A. Woodhouse	Assistant Vice President	None

Bradley H. Yates	Assistant Vice President	None
Kathleen Yocham	Assistant Vice President	None

Joseph Zimmerman	Assistant Vice President	None
Virginia G. Connolly	Assistant Secretary	None
Joan E. Flister	Assistant Secretary	None

Kathryn L. Reilly	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202, 1735 Market Street, Philadelphia, Pennsylvania 19103, and 103 Bellevue Parkway, Wilmington, Delaware 19809. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant’s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 26, 2018.

 T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	April 26, 2018

Edward C. Bernard	(Chief Executive Officer)

/s/Catherine D. Mathews	Treasurer	April 26, 2018

Catherine D. Mathews	(Chief Financial Officer)
and Vice President

*

Teresa Bryce Bazemore	Director	April 26, 2018

*
Ronald J. Daniels	Director	April 26, 2018

*

Bruce W. Duncan	Director	April 26, 2018

*

Robert J. Gerrard, Jr.	Director	April 26, 2018

*

Paul F. McBride	Director	April 26, 2018

*

Cecilia E. Rouse	Director	April 26, 2018

*

John G. Schreiber	Director	April 26, 2018

/s/Robert W. Sharps	Director and President	April 26, 2018
Robert W. Sharps

*

Mark. R. Tercek	Director	April 26, 2018

*/s/David Oestreicher	Vice President and	April 26, 2018

David Oestreicher	Attorney-In-Fact